UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2022

Item 1.

Reports to Stockholders

Fidelity® Defined Maturity Funds

Fidelity® Municipal Income 2023 Fund
Fidelity® Municipal Income 2025 Fund

Semi-Annual Report
December 31, 2022
Includes Fidelity and Fidelity Advisor share classes

Contents

Fidelity® Municipal Income 2023 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Municipal Income 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Municipal Income 2023 Fund
Investment Summary December 31, 2022 (Unaudited)
Top Five States (% of Fund's net assets)

Illinois	9.7
New Jersey	8.3
Florida	7.1
Arizona	6.7
New York	5.6

Revenue Sources (% of Fund's net assets)
General Obligations	27.8%
Health Care	18.2%
Transportation	14.4%
Electric Utilities	8.3%
Special Tax	8.0%
Education	6.0%
Other	5.4%
Others* (Individually Less Than 5%)	11.9%
100.0%

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2023 Fund
Schedule of Investments December 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Municipal Bonds - 94.6%
	Principal Amount (a)	Value ($)
Alabama - 3.5%
Birmingham Arpt. Auth. Series 2020, 5% 7/1/23 (Build America Mutual Assurance Insured)	325,000	327,952
Black Belt Energy Gas District Series 2022 E, 5% 6/1/23	600,000	602,836
Mobile County Board of School Commissioners:
Series 2016 A, 5% 3/1/23	500,000	501,408
Series 2016 B, 5% 3/1/23	150,000	150,422
TOTAL ALABAMA		1,582,618
Arizona - 6.7%
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018, 4% 5/1/23	330,000	319,211
Bullhead City Excise Taxes Series 2021 2, 0.4% 7/1/23	250,000	245,346
Glendale Trans. Excise Tax Rev. Series 2015, 5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	300,000	303,048
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/23 (b)	380,000	382,525
Series 2017 A, 5% 7/1/23 (b)	1,000,000	1,006,644
Pima County Swr. Sys. Rev. Series 2020 A, 5% 7/1/23	100,000	101,045
Tucson Ctfs. of Prtn.:
Series 2012, 5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	450,000	454,307
Series 2015, 5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	250,000	252,393
TOTAL ARIZONA		3,064,519
California - 3.5%
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	110,000	110,262
Los Angeles Dept. Arpt. Rev. Series 2018 C, 5% 5/15/23 (b)	120,000	120,683
Los Angeles Unified School District:
Series 2020 C, 5% 7/1/23	300,000	303,121
Series A, 5% 7/1/23	670,000	676,970
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23 (Escrowed to Maturity)	200,000	197,622
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/23	200,000	201,280
TOTAL CALIFORNIA		1,609,938
Colorado - 3.7%
Colorado Reg'l. Trans. District Ctfs. of Prtn.:
Series 2013 A, 5% 6/1/23	1,500,000	1,512,160
Series 2014 A, 5% 6/1/23 (Escrowed to Maturity)	200,000	201,548
TOTAL COLORADO		1,713,708
Connecticut - 3.2%
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2022 L, 5% 7/1/23	175,000	176,521
Series K1, 5% 7/1/23	500,000	502,739
Connecticut Hsg. Fin. Auth. Series C, 5% 5/15/23 (b)	100,000	100,551
Univ. of Connecticut Gen. Oblig. Series 2022 A, 5% 5/1/23	700,000	704,422
TOTAL CONNECTICUT		1,484,233
Florida - 7.1%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	250,000	252,209
Series 2015 B, 5% 7/1/23	45,000	45,398
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/23	500,000	504,566
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 2.6% 6/1/23	300,000	298,818
Florida Board of Ed. Lottery Rev. Series 2016 A, 5% 7/1/23	530,000	535,358
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/23 (Assured Guaranty Muni. Corp. Insured)	500,000	503,972
Miami-Dade County Expressway Auth.:
Series 2014 A, 4% 7/1/23	200,000	200,557
Series 2014 B, 5% 7/1/23	90,000	90,686
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/23	30,000	30,186
Series 2015 D, 5% 2/1/23	650,000	650,872
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	146,416
TOTAL FLORIDA		3,259,038
Georgia - 1.8%
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2009 1st, 2.75%, tender 3/15/23 (c)	300,000	299,411
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	210,000
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art & Design Projs.) Series 2021, 5% 4/1/23	325,000	326,358
TOTAL GEORGIA		835,769
Illinois - 9.7%
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/23	500,000	503,319
Illinois Fin. Auth. Rev.:
Series 2016 E, 5% 2/15/23	125,000	125,263
Series 2019, 5% 4/1/23	500,000	502,090
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	295,000	296,929
Series 2014, 5% 2/1/23	250,000	250,253
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	510,000	510,602
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	205,000	207,388
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	815,000	820,489
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/23	500,000	500,652
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	140,000	137,697
Series 2002:
5.7% 6/15/23	45,000	45,388
5.7% 6/15/23 (Escrowed to Maturity)	50,000	50,568
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/23	500,000	503,665
TOTAL ILLINOIS		4,454,303
Indiana - 2.6%
Indiana Hsg. & Cmnty. Dev. Auth. Series A, 5% 7/1/23	580,000	585,693
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2016 A1, 5% 1/1/23 (b)	500,000	500,000
Series 2021 A, 5% 6/1/23	100,000	100,684
TOTAL INDIANA		1,186,377
Kentucky - 0.6%
Kentucky Tpk. Auth. Econ. Dev. Road Rev. (Revitalization Projs.) Series B, 4% 7/1/23	275,000	276,300
Louisiana - 2.6%
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (c)	45,000	44,722
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	1,140,000	1,147,904
TOTAL LOUISIANA		1,192,626
Maine - 0.4%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2013, 3% 7/1/23 (Escrowed to Maturity)	200,000	199,803
Maryland - 1.1%
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A, 5% 7/1/23	500,000	504,957
Massachusetts - 2.8%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C, 5.25% 7/1/23	125,000	126,427
Series 2005 B, 5.5% 7/1/23	50,000	50,632
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016, 5% 7/1/23	230,000	231,786
Series 2019 A, 5% 7/1/23	200,000	201,475
Massachusetts Edl. Fing. Auth. Rev. Series 2018 B, 5% 7/1/23 (b)	135,000	136,140
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/23 (b)	545,000	549,923
TOTAL MASSACHUSETTS		1,296,383
Michigan - 2.2%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	50,000	50,539
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/23	195,000	196,011
Grand Traverse County Hosp. Fin. Auth. Series 2014 C, 5% 7/1/23	390,000	393,447
Michigan Fin. Auth. Rev. Series 2022, 5% 4/15/23	275,000	276,421
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J, 5% 7/1/23	100,000	100,835
TOTAL MICHIGAN		1,017,253
Minnesota - 0.6%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	250,322
Nebraska - 1.1%
Nebraska Pub. Pwr. District Rev. Bonds Series 2020 A, 0.6%, tender 7/1/23 (c)	500,000	493,079
Nevada - 2.3%
Clark County Poll. Cont. Rev. Bonds Series 2017, 1.65%, tender 3/31/23 (c)	585,000	582,252
Clark County School District Series 2018 A, 5% 6/15/23	450,000	453,876
TOTAL NEVADA		1,036,128
New Jersey - 8.3%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	250,367
Carteret School District Series 2020, 2% 2/1/23	300,000	299,617
New Jersey Econ. Dev. Auth. Rev.:
Series 2013, 5% 3/1/23	550,000	551,319
Series 2015 XX, 5% 6/15/23	250,000	251,786
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23 (Escrowed to Maturity)	100,000	100,991
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	201,914
Series 2013, 5% 7/1/23	200,000	201,719
Series 2016 A:
5% 7/1/23	250,000	252,332
5% 7/1/23 (Escrowed to Maturity)	90,000	90,826
Series 2016, 5% 7/1/23	950,000	958,907
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/23	240,000	241,236
New Jersey Trans. Trust Fund Auth. Series 2004 A, 5.75% 6/15/23	255,000	257,662
Rutgers State Univ. Rev. Series Q, 5% 5/1/23	150,000	150,947
TOTAL NEW JERSEY		3,809,623
New Mexico - 0.4%
New Mexico Severance Tax Rev. Series 2015 A, 5% 7/1/23	175,000	176,761
New York - 5.6%
Monroe County Indl. Dev. Corp. Univ. of Rochester, Proj.) Series 2017 A, 5% 7/1/23	100,000	100,972
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	350,000	352,410
Series 2014 B, 5% 7/1/23	285,000	286,963
New York City Gen. Oblig. Series 2021 F1, 5% 3/1/23	100,000	100,315
New York Dorm. Auth. Rev. Series 2015 A, 5% 5/1/23	530,000	533,140
New York Dorm. Auth. Sales Tax Rev. Series 2018 F, 5% 3/15/23 (b)	175,000	175,698
New York Metropolitan Trans. Auth. Rev. Series 2020 A, 5% 2/1/23	720,000	720,526
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	302,945
TOTAL NEW YORK		2,572,969
North Carolina - 0.5%
North Carolina Grant Anticipation Rev. Series 2017, 5% 3/1/23	100,000	100,302
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2017 A, 5% 5/1/23 (b)	100,000	100,514
TOTAL NORTH CAROLINA		200,816
Ohio - 4.2%
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	401,332
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (c)	710,000	714,246
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	100,111
Lancaster Port Auth. Gas Rev. Series 2019, 5% 2/1/23	200,000	200,151
Univ. of Toledo Gen. Receipts Series 2018 A, 5% 6/1/23	500,000	503,523
TOTAL OHIO		1,919,363
Oregon - 1.1%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/23	250,000	249,656
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (b)	250,000	251,783
TOTAL OREGON		501,439
Pennsylvania - 3.4%
Commonwealth Fing. Auth. Rev. Series 2020 A, 5% 6/1/23	200,000	201,450
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23 (Escrowed to Maturity)	325,000	327,184
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A, 5% 7/1/23	100,000	100,791
Pennsylvania Ctfs. Prtn. Series 2018 A, 5% 7/1/23	385,000	388,497
Philadelphia Arpt. Rev. Series 2017 B, 5% 7/1/23	100,000	100,859
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	100,962
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2015 A, 5% 6/1/23	340,000	342,395
TOTAL PENNSYLVANIA		1,562,138
Puerto Rico - 0.4%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1, 5.25% 7/1/23	200,000	200,000
Rhode Island - 0.6%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	251,513
South Carolina - 0.2%
South Carolina Ports Auth. Ports Rev. Series 2019 B, 5% 7/1/23 (b)	100,000	100,874
South Dakota - 0.3%
South Dakota Health & Edl. Facilities Auth. Rev. (Avera Health Proj.) Series 2017, 5% 7/1/23	150,000	151,362
Tennessee - 1.6%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2020 B, 5% 7/1/23 (b)	200,000	201,377
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (c)	530,000	530,857
TOTAL TENNESSEE		732,234
Texas - 5.6%
Houston Independent School District Bonds Series 2012, 4%, tender 6/1/23 (c)	1,300,000	1,303,039
Lower Colorado River Auth. Rev.:
Series 2013, 5% 5/15/23	610,000	613,914
Series 2015 B, 5% 5/15/23	250,000	251,604
Series 2022, 5% 5/15/23 (Assured Guaranty Muni. Corp. Insured)	400,000	402,567
TOTAL TEXAS		2,571,124
Virginia - 1.6%
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (King George Landfill, Inc. Proj.) Series 2003 A, 2.5% 6/1/23 (b)(c)	200,000	198,239
Salem Econ. Dev. Auth. Series 2020, 5% 4/1/23	250,000	250,680
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/23	200,000	201,420
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (c)	100,000	98,880
TOTAL VIRGINIA		749,219
Washington - 3.6%
Port of Seattle Rev.:
Series 2013, 5% 7/1/23 (b)	250,000	251,661
Series 2015 B, 5% 3/1/23	250,000	250,716
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (b)	300,000	301,625
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	301,491
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	157,989
Washington Health Care Facilities Auth. Rev. (Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B, 5% 7/1/23	380,000	382,987
TOTAL WASHINGTON		1,646,469
Wisconsin - 1.1%
Wisconsin Health & Edl. Facilities (Agnesian Healthcare Proj.) Series 2017, 5% 7/1/23	500,000	504,297
Wyoming - 0.6%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021, 4% 5/1/23	285,000	285,712
TOTAL MUNICIPAL BONDS (Cost $43,631,311)		43,393,267

Money Market Funds - 4.1%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 3.72% (d)(e) (Cost $1,861,001)	1,860,628	1,860,996

TOTAL INVESTMENT IN SECURITIES - 98.7% (Cost $45,492,312)	45,254,263
NET OTHER ASSETS (LIABILITIES) - 1.3%	605,896
NET ASSETS - 100.0%	45,860,159

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.72%	3,553,999	8,714,998	10,408,000	10,424	-	(1)	1,860,996	0.1%
Total	3,553,999	8,714,998	10,408,000	10,424	-	(1)	1,860,996

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	43,393,267	-	43,393,267	-

Money Market Funds	1,860,996	1,860,996	-	-
Total Investments in Securities:	45,254,263	1,860,996	43,393,267	-
Fidelity® Municipal Income 2023 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		December 31, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $43,631,311)	$43,393,267
Fidelity Central Funds (cost $1,861,001)	1,860,996

Total Investment in Securities (cost $45,492,312)		$45,254,263
Cash		21,394
Interest receivable		628,673
Distributions receivable from Fidelity Central Funds		3,674
Other receivables		31
Total assets		45,908,035
Liabilities
Payable for fund shares redeemed	$17,987
Distributions payable	13,378
Accrued management fee	12,018
Transfer agent fee payable	4,006
Distribution and service plan fees payable	487
Total Liabilities		47,876
Net Assets		$45,860,159
Net Assets consist of:
Paid in capital		$46,167,297
Total accumulated earnings (loss)		(307,138)
Net Assets		$45,860,159

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,339,538 ÷ 231,188 shares) (a)		$10.12
Maximum offering price per share (100/97.25 of $10.12)		$10.41
Municipal Income 2023 :
Net Asset Value , offering price and redemption price per share ($22,699,250 ÷ 2,243,209 shares)		$10.12
Class I :
Net Asset Value , offering price and redemption price per share ($20,821,371 ÷ 2,057,559 shares)		$10.12
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended December 31, 2022 (Unaudited)
Investment Income
Interest		$500,472
Income from Fidelity Central Funds		10,412
Total Income		510,884
Expenses
Management fee	$80,871
Transfer agent fees	26,957
Distribution and service plan fees	3,046
Independent trustees' fees and expenses	95
Total expenses before reductions	110,969
Expense reductions	(141)
Total expenses after reductions		110,828
Net Investment income (loss)		400,056
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(56,863)
Capital gain distributions from Fidelity Central Funds	12
Total net realized gain (loss)		(56,851)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(183,497)
Fidelity Central Funds	(1)
Total change in net unrealized appreciation (depreciation)		(183,498)
Net gain (loss)		(240,349)
Net increase (decrease) in net assets resulting from operations		$159,707
Statement of Changes in Net Assets

	Six months ended December 31, 2022 (Unaudited)	Year ended June 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$400,056	$671,199
Net realized gain (loss)	(56,851)	28,989
Change in net unrealized appreciation (depreciation)	(183,498)	(1,246,658)
Net increase (decrease) in net assets resulting from operations	159,707	(546,470)
Distributions to shareholders	(399,437)	(670,143)
Share transactions - net increase (decrease)	(12,608,269)	14,530,478
Total increase (decrease) in net assets	(12,847,999)	13,313,865

Net Assets
Beginning of period	58,708,158	45,394,293
End of period	$45,860,159	$58,708,158

Financial Highlights
Fidelity Advisor® Municipal Income 2023 Fund Class A

	Six months ended (Unaudited) December 31, 2022	Years ended June 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.16	$10.44	$10.40	$10.34	$10.08	$10.25
Income from Investment Operations
Net investment income (loss) A,B	.063	.121	.146	.183	.189	.175
Net realized and unrealized gain (loss)	(.040)	(.280)	.041	.060	.259	(.171)
Total from investment operations	.023	(.159)	.187	.243	.448	.004
Distributions from net investment income	(.063)	(.121)	(.147)	(.183)	(.188)	(.174)
Total distributions	(.063)	(.121)	(.147)	(.183)	(.188)	(.174)
Net asset value, end of period	$10.12	$10.16	$10.44	$10.40	$10.34	$10.08
Total Return C,D,E	.23%	(1.53)%	1.81%	2.37%	4.50%	.04%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.64% H,I	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.64% H,I	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.64% H,I	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.23% H	1.17%	1.39%	1.77%	1.86%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$2,340	$2,684	$3,126	$2,675	$2,487	$2,390
Portfolio turnover rate J	-% H	9%	9%	10%	18%	12%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Municipal Income 2023 Fund

	Six months ended (Unaudited) December 31, 2022	Years ended June 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.16	$10.44	$10.40	$10.34	$10.08	$10.24
Income from Investment Operations
Net investment income (loss) A,B	.076	.146	.171	.209	.214	.199
Net realized and unrealized gain (loss)	(.040)	(.279)	.042	.060	.260	(.159)
Total from investment operations	.036	(.133)	.213	.269	.474	.040
Distributions from net investment income	(.076)	(.147)	(.173)	(.209)	(.214)	(.200)
Total distributions	(.076)	(.147)	(.173)	(.209)	(.214)	(.200)
Net asset value, end of period	$10.12	$10.16	$10.44	$10.40	$10.34	$10.08
Total Return C,D	.35%	(1.29)%	2.06%	2.63%	4.76%	.39%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.40% G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40% G	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40% G	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.48% G	1.42%	1.64%	2.02%	2.11%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$22,699	$31,541	$32,627	$25,058	$23,223	$18,883
Portfolio turnover rate H	-% G	9%	9%	10%	18%	12%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Municipal Income 2023 Fund Class I

	Six months ended (Unaudited) December 31, 2022	Years ended June 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.16	$10.44	$10.40	$10.34	$10.08	$10.24
Income from Investment Operations
Net investment income (loss) A,B	.076	.145	.172	.209	.213	.199
Net realized and unrealized gain (loss)	(.040)	(.278)	.041	.060	.261	(.159)
Total from investment operations	.036	(.133)	.213	.269	.474	.040
Distributions from net investment income	(.076)	(.147)	(.173)	(.209)	(.214)	(.200)
Total distributions	(.076)	(.147)	(.173)	(.209)	(.214)	(.200)
Net asset value, end of period	$10.12	$10.16	$10.44	$10.40	$10.34	$10.08
Total Return C,D	.35%	(1.29)%	2.06%	2.63%	4.76%	.39%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.40% G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40% G	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40% G	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.48% G	1.42%	1.64%	2.02%	2.11%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$20,821	$24,482	$9,641	$9,716	$9,384	$13,944
Portfolio turnover rate H	-% G	9%	9%	10%	18%	12%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Municipal Income 2025 Fund
Investment Summary December 31, 2022 (Unaudited)
Top Five States (% of Fund's net assets)

Pennsylvania	11.0
Connecticut	10.8
Illinois	7.3
Massachusetts	6.8
Florida	6.5

Revenue Sources (% of Fund's net assets)
Health Care	26.4%
Education	19.5%
Transportation	18.9%
General Obligations	13.6%
Others* (Individually Less Than 5%)	21.6%
100.0%

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2025 Fund
Schedule of Investments December 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Municipal Bonds - 98.5%
	Principal Amount (a)	Value ($)
Alabama - 2.3%
Black Belt Energy Gas District Series 2022 C1, 5.25% 6/1/25	500,000	513,241
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/25	100,000	100,357
TOTAL ALABAMA		613,598
Arizona - 2.3%
Glendale Trans. Excise Tax Rev. Series 2015, 5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	75,000	79,155
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (b)	250,000	259,864
Series 2017 B, 5% 7/1/25	250,000	263,849
TOTAL ARIZONA		602,868
California - 5.7%
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2015 A, 5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	365,000	386,256
Poway Unified School District Series 2009, 0% 8/1/25	90,000	83,229
Sacramento Muni. Util. District Elec. Rev. Series 2015, 5% 7/1/25	550,000	581,013
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. (Sub Lien Proj.) Series 2017 B, 5% 7/1/25 (b)	150,000	155,554
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/25	270,000	277,914
TOTAL CALIFORNIA		1,483,966
Colorado - 0.7%
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	184,323
Connecticut - 10.8%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/25	175,000	184,640
Series 2016 D, 5% 8/15/25	330,000	349,473
Connecticut Health & Edl. Facilities Auth. Rev.:
(Quinnipiac Univ., Ct. Proj.) Series M, 5% 7/1/25	40,000	41,754
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/25	400,000	419,201
Series 2022 M, 5% 7/1/25	175,000	181,099
Series K1, 5% 7/1/25	280,000	282,893
Series K3, 5% 7/1/25	200,000	202,066
Series N, 5% 7/1/25	50,000	50,646
Connecticut Hsg. Fin. Auth. Series C, 5% 5/15/25 (b)	935,000	969,837
Hartford Gen. Oblig. Series 2015 C, 5% 7/15/25 (Assured Guaranty Muni. Corp. Insured)	150,000	158,332
TOTAL CONNECTICUT		2,839,941
District Of Columbia - 1.3%
District of Columbia Rev. Series 2018, 5% 10/1/25	75,000	78,396
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/25	250,000	263,911
TOTAL DISTRICT OF COLUMBIA		342,307
Florida - 6.5%
Broward County Arpt. Sys. Rev. Series 2017, 5% 10/1/25 (b)	500,000	520,905
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A:
5% 10/1/25 (b)	95,000	98,896
5% 10/1/25 (Escrowed to Maturity) (b)	205,000	215,383
Lakeland Hosp. Sys. Rev. Series 2016, 5% 11/15/25	430,000	450,534
Palm Beach County School Board Ctfs. of Prtn. Series 2018 A, 5% 8/1/25	50,000	52,687
Seminole County School Board Ctfs. of Prtn. Series 2016 C, 5% 7/1/25	40,000	42,166
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/25	200,000	209,169
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/25	100,000	104,311
TOTAL FLORIDA		1,694,051
Georgia - 0.2%
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/25 (b)	50,000	51,973
Hawaii - 4.0%
Hawaii Gen. Oblig. Series 2017 FK, 5% 5/1/25	1,000,000	1,052,645
Illinois - 7.3%
Chicago O'Hare Int'l. Arpt. Rev. Series 2017 D, 5% 1/1/25 (b)	100,000	102,914
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	250,000	259,152
Illinois Fin. Auth. Rev.:
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25 (Escrowed to Maturity)	145,000	150,671
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	200,000	210,257
Series 2016, 5% 5/15/25	250,000	260,298
Series 2019, 5% 9/1/25	200,000	204,255
Illinois Gen. Oblig. Series 2013, 5.5% 7/1/25	200,000	201,732
Illinois Sales Tax Rev. Series 2016 D, 5% 6/15/25	100,000	102,980
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2008, 0% 2/1/25 (Assured Guaranty Muni. Corp. Insured)	185,000	172,899
Metropolitan Pier & Exposition Series 1994 A, 0% 6/15/25	270,000	247,130
TOTAL ILLINOIS		1,912,288
Indiana - 1.5%
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (c)	55,000	53,662
Indiana Fin. Auth. Rev. (Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	25,000	26,363
Indiana Hsg. & Cmnty. Dev. Auth. Series A, 5% 7/1/25	300,000	316,248
TOTAL INDIANA		396,273
Kentucky - 1.6%
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St) Series 2016, 5% 10/1/25	100,000	105,334
(Proj. No. 118) Series 2018, 5% 4/1/25	300,000	313,068
TOTAL KENTUCKY		418,402
Louisiana - 0.4%
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2017 B, 5% 1/1/25 (b)	100,000	102,817
Maine - 3.2%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2013, 5% 7/1/25 (Pre-Refunded to 7/1/23 @ 100)	265,000	267,303
Series 2017 A, 4% 7/1/25	465,000	474,551
Series 2017 B, 4% 7/1/25	100,000	102,054
TOTAL MAINE		843,908
Maryland - 0.6%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Lifebridge Health Proj.) Series 2017, 5% 7/1/25	150,000	156,796
Massachusetts - 6.8%
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement Prog.) Series 2021 B, 5% 6/1/25	375,000	395,847
Massachusetts Dev. Fin. Agcy. Rev.:
(Fisher College) Series 2017, 5% 4/1/25	250,000	256,240
Bonds Series 2017 A2, 5%, tender 1/30/25 (c)	10,000	10,385
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	150,000	156,466
Series 2016 I, 5% 7/1/25	50,000	51,610
Series 2019 K, 5% 7/1/25	50,000	52,155
Series 2019, 5% 7/1/25	170,000	175,638
Series 2022, 5% 7/1/25	125,000	128,754
Massachusetts Edl. Fing. Auth. Rev. Series 2017 A, 5% 7/1/25 (b)	250,000	258,713
Massachusetts Port Auth. Rev. Series 2019 C, 5% 7/1/25 (b)	300,000	312,932
TOTAL MASSACHUSETTS		1,798,740
Michigan - 3.1%
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/25	300,000	308,218
Grand Traverse County Hosp. Fin. Auth. Series 2019 A, 5% 7/1/25	150,000	157,348
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J, 5% 7/1/25	100,000	104,311
Warren Consolidated School District Series 2017, 4% 5/1/25 (Assured Guaranty Muni. Corp. Insured)	250,000	255,856
TOTAL MICHIGAN		825,733
Missouri - 3.6%
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	370,000	388,215
Series 2017 B, 5% 7/1/25 (Assured Guaranty Muni. Corp. Insured) (b)	250,000	259,864
Series 2019 C, 5% 7/1/25	290,000	303,636
TOTAL MISSOURI		951,715
Nebraska - 0.5%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (c)	125,000	124,674
Nevada - 0.2%
Clark County School District Series 2017 A, 5% 6/15/25	60,000	63,188
New Hampshire - 1.3%
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/25	50,000	52,231
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/25	200,000	210,980
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2016, 5% 10/1/25	70,000	73,338
TOTAL NEW HAMPSHIRE		336,549
New Jersey - 3.7%
New Jersey Econ. Dev. Auth. Lease Rev. (Libersty State Park Proj.) Series 2015 A, 5% 6/15/25	200,000	208,360
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A, 5% 7/1/25	105,000	108,710
(Stockton Univ. Proj.) Series A, 5% 7/1/25	15,000	15,661
Series 2016 E, 5% 7/1/25	50,000	52,241
New Jersey Health Care Facilities Fing. Auth. Rev. (St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	400,000	410,288
New Jersey Trans. Trust Fund Auth.:
Series 2006 C, 0% 12/15/25	140,000	126,746
Series 2016 A, 5% 6/15/25	40,000	41,691
TOTAL NEW JERSEY		963,697
New York - 2.4%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2016 A, 5% 7/1/25	30,000	31,046
New York City Muni. Wtr. Fin. Auth. Series 2015, 5% 6/15/27 (Pre-Refunded to 6/15/25 @ 100)	200,000	211,148
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A, 5% 4/1/25 (b)	255,000	262,860
Onondaga Civic Dev. Corp. (Le Moyne College Proj.):
Series 2015, 5% 7/1/25	100,000	102,763
Series 2018, 5% 1/1/25	15,000	15,330
TOTAL NEW YORK		623,147
Ohio - 3.9%
Akron Bath Copley Hosp. District Rev. (Summa Health Sys.) Series 2016, 5% 11/15/25	150,000	156,161
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/25	140,000	147,499
Lancaster Port Auth. Gas Rev. Series 2019, 5% 2/1/25	200,000	203,819
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College, Oh. Proj.) Series 2017 5% 7/1/25	200,000	208,134
(Xavier Univ. 2015 Proj.) Series 2015 C, 5% 5/1/25	190,000	197,688
(Xavier Univ. 2016 Proj.) Series 2016, 5% 5/1/25	100,000	104,047
TOTAL OHIO		1,017,348
Oregon - 2.4%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/25	200,000	197,508
Port of Portland Arpt. Rev. Series 24B, 5% 7/1/25 (b)	420,000	436,571
TOTAL OREGON		634,079
Pennsylvania - 11.0%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/25	600,000	628,526
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021, 5% 7/1/25	375,000	383,036
Butler County Hosp. Auth. Hosp. Rev. Series 2015 A, 5% 7/1/25	30,000	31,125
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/25	100,000	105,702
Delaware County Auth. Rev. Series 2017, 5% 7/1/25	125,000	125,707
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/25	125,000	123,304
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	110,000	114,060
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/25	50,000	52,155
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ.) Series 2016, 5% 5/1/25	445,000	464,839
Series 2015 AQ, 5% 6/15/25	200,000	210,191
Philadelphia Arpt. Rev.:
Series 2017 A, 5% 7/1/25	50,000	52,351
Series 2017 B, 5% 7/1/25 (b)	210,000	217,522
Philadelphia School District:
Series 2015 A, 5% 9/1/25	20,000	20,996
Series 2018 A, 5% 9/1/25	50,000	52,516
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A, 5% 6/1/25	300,000	314,741
TOTAL PENNSYLVANIA		2,896,771
Puerto Rico - 0.4%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2022 A1, 5.375% 7/1/25	100,000	100,754
Tennessee - 2.1%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 5% 8/1/25	250,000	259,961
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016, 5% 9/1/25	15,000	15,525
Series 2017, 5% 4/1/25	265,000	272,707
TOTAL TENNESSEE		548,193
Texas - 0.8%
Houston Arpt. Sys. Rev. Series 2018 C, 5% 7/1/25 (b)	200,000	207,551
Utah - 0.1%
Salt Lake City Arpt. Rev. Series 2017 A, 5% 7/1/25 (b)	30,000	31,133
Vermont - 2.6%
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2015 A, 5% 6/15/25 (b)	300,000	310,535
Series 2019 A, 5% 6/15/25 (b)	105,000	108,687
Series 2020 A, 5% 6/15/25 (b)	250,000	258,779
TOTAL VERMONT		678,001
Virginia - 0.5%
Salem Econ. Dev. Auth. Series 2020, 5% 4/1/25	125,000	128,445
Washington - 2.4%
Port of Seattle Rev. Series 2017 C, 5% 5/1/25 (b)	465,000	482,017
Washington Convention Ctr. Pub. Facilities Series 2018, 5% 7/1/25	155,000	159,320
TOTAL WASHINGTON		641,337
Wisconsin - 2.3%
Pub. Fin. Auth. Hosp. Rev. Series 2016, 5% 6/1/25	180,000	186,463
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 B, 5%, tender 1/29/25 (c)	40,000	41,408
Series 2014, 5% 5/1/25	100,000	102,001
Series 2016, 5% 2/15/27 (Pre-Refunded to 8/15/25 @ 100)	10,000	10,558
Series 2017 A:
5% 4/1/25	155,000	161,649
5% 9/1/25 (Escrowed to Maturity)	100,000	105,425
TOTAL WISCONSIN		607,504
TOTAL MUNICIPAL BONDS (Cost $26,569,172)		25,874,715

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 3.72% (d)(e) (Cost $167,000)	166,967	167,000

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $26,736,172)	26,041,715
NET OTHER ASSETS (LIABILITIES) - 0.8%	221,531
NET ASSETS - 100.0%	26,263,246

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.72%	578,000	3,555,000	3,966,000	7,886	-	-	167,000	0.0%
Total	578,000	3,555,000	3,966,000	7,886	-	-	167,000

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	25,874,715	-	25,874,715	-

Money Market Funds	167,000	167,000	-	-
Total Investments in Securities:	26,041,715	167,000	25,874,715	-
Fidelity® Municipal Income 2025 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		December 31, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $26,569,172)	$25,874,715
Fidelity Central Funds (cost $167,000)	167,000

Total Investment in Securities (cost $26,736,172)		$26,041,715
Interest receivable		393,656
Distributions receivable from Fidelity Central Funds		1,083
Other receivables		25
Total assets		26,436,479
Liabilities
Payable to custodian bank	106,193
Payable for fund shares redeemed	47,877
Distributions payable	9,698
Accrued management fee	6,579
Distribution and service plan fees payable	691
Other affiliated payables	2,195
Total Liabilities		173,233
Net Assets		$26,263,246
Net Assets consist of:
Paid in capital		$27,029,683
Total accumulated earnings (loss)		(766,437)
Net Assets		$26,263,246

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($3,346,545 ÷ 340,828 shares) (a)		$9.82
Maximum offering price per share (100/97.25 of $9.82)		$10.10
Municipal Income 2025 :
Net Asset Value , offering price and redemption price per share ($18,084,273 ÷ 1,841,736 shares)		$9.82
Class I :
Net Asset Value , offering price and redemption price per share ($4,832,428 ÷ 492,093 shares)		$9.82
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended December 31, 2022 (Unaudited)
Investment Income
Interest		$263,390
Income from Fidelity Central Funds		7,878
Total Income		271,268
Expenses
Management fee	$38,617
Transfer agent fees	12,872
Distribution and service plan fees	4,130
Independent trustees' fees and expenses	43
Total expenses before reductions	55,662
Expense reductions	(130)
Total expenses after reductions		55,532
Net Investment income (loss)		215,736
Realized and Unrealized Gain (Loss)
Capital gain distributions from Fidelity Central Funds	8
Total net realized gain (loss)		8
Change in net unrealized appreciation (depreciation) on investment securities		(239,343)
Net gain (loss)		(239,335)
Net increase (decrease) in net assets resulting from operations		$(23,599)
Statement of Changes in Net Assets

	Six months ended December 31, 2022 (Unaudited)	Year ended June 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$215,736	$396,741
Net realized gain (loss)	8	2,057
Change in net unrealized appreciation (depreciation)	(239,343)	(1,724,403)
Net increase (decrease) in net assets resulting from operations	(23,599)	(1,325,605)
Distributions to shareholders	(215,731)	(396,732)
Share transactions - net increase (decrease)	2,090,319	(377,895)
Total increase (decrease) in net assets	1,850,989	(2,100,232)

Net Assets
Beginning of period	24,412,257	26,512,489
End of period	$26,263,246	$24,412,257

Financial Highlights
Fidelity Advisor® Municipal Income 2025 Fund Class A

	Six months ended (Unaudited) December 31, 2022	Years ended June 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.91	$10.59	$10.35	$10.29	$9.77	$9.96
Income from Investment Operations
Net investment income (loss) A,B	.072	.135	.146	.166	.180	.163
Net realized and unrealized gain (loss)	(.090)	(.680)	.241	.060	.521	(.192)
Total from investment operations	(.018)	(.545)	.387	.226	.701	(.029)
Distributions from net investment income	(.072)	(.135)	(.147)	(.166)	(.181)	(.161)
Total distributions	(.072)	(.135)	(.147)	(.166)	(.181)	(.161)
Net asset value, end of period	$9.82	$9.91	$10.59	$10.35	$10.29	$9.77
Total Return C,D,E	(.18)%	(5.18)%	3.75%	2.21%	7.25%	(.29)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.65% H	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65% H	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.64% H	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.45% H	1.31%	1.39%	1.61%	1.81%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$3,347	$3,309	$3,550	$3,510	$3,329	$2,482
Portfolio turnover rate I	-% H	7%	6%	23%	17%	44%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Municipal Income 2025 Fund

	Six months ended (Unaudited) December 31, 2022	Years ended June 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.91	$10.59	$10.35	$10.29	$9.77	$9.96
Income from Investment Operations
Net investment income (loss) A,B	.084	.161	.173	.193	.205	.187
Net realized and unrealized gain (loss)	(.090)	(.680)	.240	.059	.521	(.191)
Total from investment operations	(.006)	(.519)	.413	.252	.726	(.004)
Distributions from net investment income	(.084)	(.161)	(.173)	(.192)	(.206)	(.186)
Total distributions	(.084)	(.161)	(.173)	(.192)	(.206)	(.186)
Net asset value, end of period	$9.82	$9.91	$10.59	$10.35	$10.29	$9.77
Total Return C,D	(.06)%	(4.95)%	4.01%	2.47%	7.52%	(.04)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.40% G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40% G	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40% G	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.70% G	1.56%	1.64%	1.86%	2.06%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$18,084	$15,820	$17,136	$14,596	$15,780	$8,947
Portfolio turnover rate H	-% G	7%	6%	23%	17%	44%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Municipal Income 2025 Fund Class I

	Six months ended (Unaudited) December 31, 2022	Years ended June 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.91	$10.59	$10.36	$10.29	$9.77	$9.96
Income from Investment Operations
Net investment income (loss) A,B	.084	.161	.173	.192	.205	.187
Net realized and unrealized gain (loss)	(.090)	(.680)	.230	.070	.521	(.191)
Total from investment operations	(.006)	(.519)	.403	.262	.726	(.004)
Distributions from net investment income	(.084)	(.161)	(.173)	(.192)	(.206)	(.186)
Total distributions	(.084)	(.161)	(.173)	(.192)	(.206)	(.186)
Net asset value, end of period	$9.82	$9.91	$10.59	$10.36	$10.29	$9.77
Total Return C,D	(.06)%	(4.95)%	3.91%	2.57%	7.52%	(.04)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.40% G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40% G	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40% G	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.70% G	1.56%	1.64%	1.86%	2.06%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$4,832	$5,284	$5,827	$5,512	$4,727	$3,794
Portfolio turnover rate H	-% G	7%	6%	23%	17%	44%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended December 31, 2022

1. Organization.
Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares.   The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds offer Class A, Class I, and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.   Effective after the close of business on June 30, 2022, the Fidelity Municipal Income 2023 Fund was closed to new accounts with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2022 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, and capital loss carryforwards.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Municipal Income 2023 Fund.	45,484,385	$18,141	$(248,263)	$(230,122)
Fidelity Municipal Income 2025 Fund.	26,736,172	6,596	(701,053)	(694,457)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Municipal Income 2023 Fund.	$(6,904)	$(-)	$(6,904)
Fidelity Municipal Income 2025 Fund.	(71,998)	(-)	(71,998)
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2023 Fund	-	10,594,873
Fidelity Municipal Income 2025 Fund	2,889,965	-
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of.30% of average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Company (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2023 Fund
Class A	.25%	$3,046	$-
Fidelity Municipal Income 2025 Fund
Class A	.25%	4,130	3,323

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is   .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2023 Fund
Class A	$-
Fidelity Municipal Income 2025 Fund
Class A	-

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees of .10% of class-level average net assets for each class of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2023 Fund
Class A	$1,218
Municipal Income 2023	14,280
Class I	11,459
$26,957
Fidelity Municipal Income 2025 Fund
Class A	$1,652
Municipal Income 2025	8,602
Class I	2,618
$12,872

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Expense Reductions.
Through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

	Custodian credits	Transfer Agent credits
Fidelity Municipal Income 2023 Fund .	$27
Class A		$4
Municipal Income 2023		63
Class I		47
Fidelity Municipal Income 2025 Fund .	27
Class A		7
Municipal Income 2025		64
Class I		32
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2022	Year ended June 30, 2022
Fidelity Municipal Income 2023 Fund
Distributions to shareholders
Class A	$15,174	$32,039
Municipal Income 2023	213,046	451,351
Class I	171,217	186,753
Total	$399,437	$670,143
Fidelity Municipal Income 2025 Fund
Distributions to shareholders
Class A	$24,094	$45,144
Municipal Income 2025	146,945	264,122
Class I	44,692	87,466
Total	$215,731	$396,732
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2022	Year ended June 30, 2022	Six months ended December 31, 2022	Year ended June 30, 2022
Fidelity Municipal Income 2023 Fund
Class A
Shares sold	-	22,605	$-	$229,750
Reinvestment of distributions	1,355	2,832	13,706	29,184
Shares redeemed	(34,372)	(60,697)	(348,714)	(629,335)
Net increase (decrease)	(33,017)	(35,260)	$(335,008)	$(370,401)
Municipal Income 2023
Shares sold	-	680,872	$-	$6,989,240
Reinvestment of distributions	13,068	29,357	132,230	302,416
Shares redeemed	(874,380)	(731,067)	(8,838,922)	(7,525,006)
Net increase (decrease)	(861,312)	(20,838)	$(8,706,692)	$(233,350)
Class I
Shares sold	3	1,729,592	$27	$17,640,853
Reinvestment of distributions	16,631	17,265	168,286	177,025
Shares redeemed	(368,700)	(260,718)	(3,734,882)	(2,683,649)
Net increase (decrease)	(352,066)	1,486,139	$(3,566,569)	$15,134,229
Fidelity Municipal Income 2025 Fund
Class A
Shares sold	13,664	2,990	$134,667	$30,464
Reinvestment of distributions	2,455	4,385	24,080	45,104
Shares redeemed	(9,311)	(8,522)	(90,750)	(88,903)
Net increase (decrease)	6,808	(1,147)	$67,997	$(13,335)
Municipal Income 2025
Shares sold	475,061	266,749	$4,670,577	$2,736,157
Reinvestment of distributions	10,469	20,432	102,689	210,378
Shares redeemed	(240,750)	(308,148)	(2,350,306)	(3,140,427)
Net increase (decrease)	244,780	(20,967)	$2,422,960	$(193,892)
Class I
Shares sold	61,636	17,070	$611,309	$174,223
Reinvestment of distributions	4,373	7,993	42,894	82,223
Shares redeemed	(107,217)	(41,851)	(1,054,841)	(427,114)
Net increase (decrease)	(41,208)	(16,788)	$(400,638)	$(170,668)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period- C July 1, 2022 to December 31, 2022
Fidelity® Municipal Income 2023 Fund
Class A	.64%
Actual		$ 1,000	$ 1,002.30	$ 3.23
Hypothetical- B		$ 1,000	$ 1,021.98	$ 3.26
Fidelity® Municipal Income 2023 Fund	.40%
Actual		$ 1,000	$ 1,003.50	$ 2.02
Hypothetical- B		$ 1,000	$ 1,023.19	$ 2.04
Class I	.40%
Actual		$ 1,000	$ 1,003.50	$ 2.02
Hypothetical- B		$ 1,000	$ 1,023.19	$ 2.04
Fidelity® Municipal Income 2025 Fund
Class A	.65%
Actual		$ 1,000	$ 998.20	$ 3.27
Hypothetical- B		$ 1,000	$ 1,021.93	$ 3.31
Fidelity® Municipal Income 2025 Fund	.40%
Actual		$ 1,000	$ 999.40	$ 2.02
Hypothetical- B		$ 1,000	$ 1,023.19	$ 2.04
Class I	.40%
Actual		$ 1,000	$ 999.40	$ 2.02
Hypothetical- B		$ 1,000	$ 1,023.19	$ 2.04

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Defined Maturity Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of a representative class (the retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided . The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance . The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also receives and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for a representative class (the retail) of each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for the most recent one- and three-year periods for Fidelity Municipal Income 2025 Fund). No performance peer group information was considered by the Board as Fidelity advised the Board that competitor funds have different and/or broader investment mandates compared with each fund's more specialized strategies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered each fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Fidelity Municipal Income 2023 Fund

Fidelity Municipal Income 2025 Fund

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the total expense ratio of the representative class (the retail class) of each fund, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. Each fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total net expense ratio of the retail class of each fund ranked below the similar sales load structure group competitive median for 2021 and below the ASPG competitive median for 2021.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that each fund's Advisory Contracts should be renewed.

1.926263.111
DMI-SANN-0323
Fidelity® Mid Cap Growth Index Fund
Fidelity® Mid Cap Value Index Fund
Fidelity® Small Cap Growth Index Fund
Fidelity® Small Cap Value Index Fund

Semi-Annual Report
December 31, 2022

Contents

Fidelity® Mid Cap Growth Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Mid Cap Value Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Small Cap Growth Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Small Cap Value Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Mid Cap Growth Index Fund
Investment Summary December 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Synopsys, Inc.	1.5
Cadence Design Systems, Inc.	1.3
DexCom, Inc.	1.3
AutoZone, Inc.	1.3
Agilent Technologies, Inc.	1.2
Chipotle Mexican Grill, Inc.	1.2
IQVIA Holdings, Inc.	1.2
Paychex, Inc.	1.1
Cintas Corp.	1.1
lululemon athletica, Inc.	1.1
12.3

Market Sectors (% of Fund's net assets)

Information Technology	27.3
Health Care	17.3
Industrials	15.8
Consumer Discretionary	15.2
Financials	5.8
Energy	5.0
Materials	3.8
Communication Services	3.7
Consumer Staples	3.0
Real Estate	2.0
Utilities	0.3

Asset Allocation (% of Fund's net assets)

Foreign investments - 3.2%
Futures - 0.4%

Fidelity® Mid Cap Growth Index Fund
Schedule of Investments December 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.7%
Entertainment - 2.1%
Electronic Arts, Inc.	2,758	336,972
Liberty Media Corp. Liberty Formula One:
Class A (a)	267	14,266
Series C (a)	3,713	221,963
Live Nation Entertainment, Inc. (a)	12,491	871,122
Madison Square Garden Sports Corp.	1,529	280,312
Playtika Holding Corp. (a)(b)	13,281	113,021
Roblox Corp. (a)(b)	71,715	2,041,009
Roku, Inc. Class A (a)(b)	5,544	225,641
Spotify Technology SA (a)	22,437	1,771,401
Take-Two Interactive Software, Inc. (a)	21,678	2,257,330
Warner Bros Discovery, Inc. (a)	277,576	2,631,420
World Wrestling Entertainment, Inc. Class A (b)	6,895	472,445
		11,236,902
Interactive Media & Services - 0.7%
Match Group, Inc. (a)	41,854	1,736,522
Pinterest, Inc. Class A (a)	19,690	478,073
TripAdvisor, Inc. (a)	1,349	24,255
Zoominfo Technologies, Inc. (a)	44,049	1,326,315
		3,565,165
Media - 0.9%
Cable One, Inc.	568	404,336
Liberty Broadband Corp.:
Class A (a)	1,300	98,605
Class C (a)	8,879	677,201
Liberty Media Corp. Liberty SiriusXM:
Series A (a)(b)	3,354	131,846
Series C (a)	6,886	269,449
Nexstar Broadcasting Group, Inc. Class A	529	92,591
The Trade Desk, Inc. (a)	70,345	3,153,566
		4,827,594
TOTAL COMMUNICATION SERVICES		19,629,661
CONSUMER DISCRETIONARY - 15.2%
Auto Components - 0.2%
Aptiv PLC (a)	10,876	1,012,882
Automobiles - 0.1%
Lucid Group, Inc. Class A (a)(b)	79,962	546,140
Distributors - 0.4%
Genuine Parts Co.	1,805	313,186
Pool Corp.	6,097	1,843,306
		2,156,492
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (a)	2,582	162,924
H&R Block, Inc.	20,567	750,901
Mister Car Wash, Inc. (a)(b)	9,148	84,436
		998,261
Hotels, Restaurants & Leisure - 4.7%
Caesars Entertainment, Inc. (a)(b)	22,552	938,163
Chipotle Mexican Grill, Inc. (a)	4,461	6,189,593
Choice Hotels International, Inc.	5,154	580,547
Churchill Downs, Inc.	5,718	1,208,957
Darden Restaurants, Inc.	14,325	1,981,577
Domino's Pizza, Inc.	4,133	1,431,671
Draftkings Holdings, Inc. (a)(b)	56,707	645,893
Expedia, Inc. (a)	24,237	2,123,161
Hilton Worldwide Holdings, Inc.	30,880	3,901,997
Las Vegas Sands Corp. (a)	19,776	950,632
Norwegian Cruise Line Holdings Ltd. (a)(b)	4,996	61,151
Planet Fitness, Inc. (a)	9,857	776,732
Six Flags Entertainment Corp. (a)	5,963	138,640
Travel+Leisure Co.	9,198	334,807
Vail Resorts, Inc.	6,098	1,453,458
Wendy's Co.	27,328	618,433
Wyndham Hotels & Resorts, Inc.	9,652	688,284
Wynn Resorts Ltd. (a)	2,114	174,342
Yum! Brands, Inc.	5,201	666,144
		24,864,182
Household Durables - 1.1%
D.R. Horton, Inc.	26,506	2,362,745
NVR, Inc. (a)	338	1,559,052
PulteGroup, Inc.	14,203	646,663
Toll Brothers, Inc.	8,810	439,795
TopBuild Corp. (a)	4,313	674,941
		5,683,196
Internet & Direct Marketing Retail - 1.0%
Doordash, Inc. (a)	35,450	1,730,669
eBay, Inc.	11,309	468,984
Etsy, Inc. (a)	20,039	2,400,271
Lyft, Inc. (a)	40,715	448,679
Wayfair LLC Class A (a)(b)	8,046	264,633
		5,313,236
Leisure Products - 0.4%
Brunswick Corp.	2,017	145,385
Mattel, Inc. (a)	27,149	484,338
Polaris, Inc.	6,535	660,035
YETI Holdings, Inc. (a)	13,818	570,822
		1,860,580
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	10,558	1,493,324
Nordstrom, Inc. (b)	15,373	248,120
Ollie's Bargain Outlet Holdings, Inc. (a)	519	24,310
		1,765,754
Specialty Retail - 5.4%
Advance Auto Parts, Inc.	762	112,037
AutoZone, Inc. (a)	2,759	6,804,191
Best Buy Co., Inc.	10,082	808,677
Burlington Stores, Inc. (a)	9,888	2,004,891
CarMax, Inc. (a)(b)	2,919	177,738
Carvana Co. Class A (a)(b)	16,762	79,452
Five Below, Inc. (a)	8,746	1,546,905
Floor & Decor Holdings, Inc. Class A (a)(b)	16,539	1,151,611
Leslie's, Inc. (a)(b)	22,646	276,508
O'Reilly Automotive, Inc. (a)	4,056	3,423,386
RH (a)(b)	1,141	304,864
Ross Stores, Inc.	23,176	2,690,038
Tractor Supply Co.	17,702	3,982,419
Ulta Beauty, Inc. (a)	8,080	3,790,086
Victoria's Secret & Co. (a)	9,305	332,933
Williams-Sonoma, Inc. (b)	8,398	965,098
		28,450,834
Textiles, Apparel & Luxury Goods - 1.4%
Deckers Outdoor Corp. (a)	3,727	1,487,669
lululemon athletica, Inc. (a)	17,907	5,737,045
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	3,246	136,170
Tapestry, Inc.	5,212	198,473
		7,559,357
TOTAL CONSUMER DISCRETIONARY		80,210,914
CONSUMER STAPLES - 3.0%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	1,436	473,191
Brown-Forman Corp.:
Class A (b)	4,284	281,716
Class B (non-vtg.)	17,300	1,136,264
		1,891,171
Food & Staples Retailing - 0.3%
BJ's Wholesale Club Holdings, Inc. (a)	13,548	896,336
Grocery Outlet Holding Corp. (a)(b)	1,058	30,883
Performance Food Group Co. (a)	7,529	439,618
		1,366,837
Food Products - 1.7%
Darling Ingredients, Inc. (a)	1,777	111,222
Freshpet, Inc. (a)(b)	4,088	215,724
Kellogg Co.	22,391	1,595,135
Lamb Weston Holdings, Inc.	23,101	2,064,305
Pilgrim's Pride Corp. (a)	3,893	92,381
The Hershey Co.	20,288	4,698,092
		8,776,859
Household Products - 0.7%
Church & Dwight Co., Inc.	17,626	1,420,832
The Clorox Co.	16,373	2,297,623
		3,718,455
Personal Products - 0.0%
Olaplex Holdings, Inc. (a)(b)	20,028	104,346
TOTAL CONSUMER STAPLES		15,857,668
ENERGY - 5.0%
Energy Equipment & Services - 0.5%
Halliburton Co.	65,246	2,567,430
Oil, Gas & Consumable Fuels - 4.5%
Antero Resources Corp. (a)	29,588	916,932
Cheniere Energy, Inc.	22,946	3,440,982
Coterra Energy, Inc.	20,500	503,685
Devon Energy Corp.	50,992	3,136,518
Diamondback Energy, Inc.	16,073	2,198,465
Enviva, Inc. (b)	4,919	260,559
Hess Corp.	35,349	5,013,195
New Fortress Energy, Inc.	8,835	374,781
ONEOK, Inc.	8,050	528,885
Ovintiv, Inc.	28,404	1,440,367
PDC Energy, Inc.	7,542	478,766
Range Resources Corp.	24,907	623,173
Southwestern Energy Co. (a)	12,534	73,324
Targa Resources Corp.	36,216	2,661,876
Texas Pacific Land Corp.	918	2,152,003
		23,803,511
TOTAL ENERGY		26,370,941
FINANCIALS - 5.8%
Banks - 0.5%
First Citizens Bancshares, Inc.	436	330,645
Signature Bank	505	58,186
SVB Financial Group (a)	6,001	1,381,070
Western Alliance Bancorp.	10,362	617,161
		2,387,062
Capital Markets - 3.6%
Ameriprise Financial, Inc.	10,873	3,385,526
Ares Management Corp.	24,579	1,682,187
Blue Owl Capital, Inc. Class A (b)	66,608	706,045
FactSet Research Systems, Inc.	6,084	2,440,962
LPL Financial	12,760	2,758,329
MarketAxess Holdings, Inc.	5,953	1,660,232
Morningstar, Inc.	3,610	781,890
MSCI, Inc.	9,379	4,362,829
Raymond James Financial, Inc.	2,509	268,087
Tradeweb Markets, Inc. Class A	10,907	708,192
		18,754,279
Consumer Finance - 0.0%
Credit Acceptance Corp. (a)(b)	106	50,286
Upstart Holdings, Inc. (a)(b)	2,137	28,251
		78,537
Diversified Financial Services - 0.7%
Apollo Global Management, Inc.	59,070	3,768,075
Insurance - 1.0%
Arch Capital Group Ltd. (a)	18,449	1,158,228
Arthur J. Gallagher & Co.	3,802	716,829
Assurant, Inc.	524	65,531
Brown & Brown, Inc.	2,894	164,871
Erie Indemnity Co. Class A	2,973	739,445
Everest Re Group Ltd.	1,926	638,026
Lincoln National Corp.	5,652	173,629
Markel Corp. (a)	490	645,570
RenaissanceRe Holdings Ltd.	3,773	695,100
Ryan Specialty Group Holdings, Inc. (a)(b)	13,178	547,019
		5,544,248
Thrifts & Mortgage Finance - 0.0%
Rocket Companies, Inc. (b)	10,206	71,442
UWM Holdings Corp. Class A (b)	13,641	45,152
		116,594
TOTAL FINANCIALS		30,648,795
HEALTH CARE - 17.3%
Biotechnology - 3.9%
Alnylam Pharmaceuticals, Inc. (a)	19,704	4,682,656
Exact Sciences Corp. (a)(b)	5,087	251,857
Exelixis, Inc. (a)	43,843	703,242
Horizon Therapeutics PLC (a)	33,001	3,755,514
Incyte Corp. (a)	25,302	2,032,257
Ionis Pharmaceuticals, Inc. (a)	20,797	785,503
Natera, Inc. (a)	14,537	583,951
Neurocrine Biosciences, Inc. (a)	15,189	1,814,174
Novavax, Inc. (a)(b)	12,577	129,292
Repligen Corp. (a)	6,310	1,068,346
Sarepta Therapeutics, Inc. (a)	13,486	1,747,516
Seagen, Inc. (a)	21,792	2,800,490
Ultragenyx Pharmaceutical, Inc. (a)	8,341	386,439
		20,741,237
Health Care Equipment & Supplies - 5.0%
Align Technology, Inc. (a)	9,432	1,989,209
DexCom, Inc. (a)	61,793	6,997,439
Globus Medical, Inc. (a)	821	60,976
ICU Medical, Inc. (a)	605	95,275
IDEXX Laboratories, Inc. (a)	13,177	5,375,689
Insulet Corp. (a)	11,035	3,248,594
Masimo Corp. (a)	5,815	860,329
Novocure Ltd. (a)(b)	16,558	1,214,529
Penumbra, Inc. (a)	5,715	1,271,359
ResMed, Inc.	23,163	4,820,915
Tandem Diabetes Care, Inc. (a)	9,562	429,812
		26,364,126
Health Care Providers & Services - 1.6%
agilon health, Inc. (a)(b)	28,291	456,617
AmerisourceBergen Corp.	24,879	4,122,699
Chemed Corp.	834	425,699
DaVita HealthCare Partners, Inc. (a)	8,910	665,310
Guardant Health, Inc. (a)	15,617	424,782
Molina Healthcare, Inc. (a)	7,125	2,352,818
Signify Health, Inc. (a)(b)	714	20,463
		8,468,388
Health Care Technology - 0.8%
Certara, Inc. (a)	12,078	194,093
Definitive Healthcare Corp. (a)(b)	2,805	30,827
Doximity, Inc. (a)(b)	8,366	280,763
Teladoc Health, Inc. (a)(b)	2,491	58,912
Veeva Systems, Inc. Class A (a)	22,336	3,604,584
		4,169,179
Life Sciences Tools & Services - 5.9%
10X Genomics, Inc. (a)	13,211	481,409
Agilent Technologies, Inc.	42,590	6,373,594
Avantor, Inc. (a)	90,801	1,914,993
Bio-Techne Corp.	24,934	2,066,530
Bruker Corp.	17,182	1,174,390
Charles River Laboratories International, Inc. (a)	7,540	1,642,966
IQVIA Holdings, Inc. (a)	29,743	6,094,043
Maravai LifeSciences Holdings, Inc. (a)	17,658	252,686
Mettler-Toledo International, Inc. (a)	3,526	5,096,657
Sotera Health Co. (a)	15,901	132,455
Syneos Health, Inc. (a)	2,893	106,115
Waters Corp. (a)	9,468	3,243,547
West Pharmaceutical Services, Inc.	11,870	2,793,605
		31,372,990
Pharmaceuticals - 0.1%
Catalent, Inc. (a)	9,149	411,796
TOTAL HEALTH CARE		91,527,716
INDUSTRIALS - 15.8%
Aerospace & Defense - 1.4%
Axon Enterprise, Inc. (a)	8,379	1,390,327
BWX Technologies, Inc.	5,713	331,811
HEICO Corp.	6,795	1,043,984
HEICO Corp. Class A	11,793	1,413,391
Howmet Aerospace, Inc.	5,851	230,588
Huntington Ingalls Industries, Inc.	1,390	320,645
Spirit AeroSystems Holdings, Inc. Class A	15,864	469,574
TransDigm Group, Inc.	3,186	2,006,065
		7,206,385
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	5,002	457,983
Expeditors International of Washington, Inc.	7,856	816,396
GXO Logistics, Inc. (a)	1,854	79,147
		1,353,526
Airlines - 0.6%
Delta Air Lines, Inc. (a)	102,607	3,371,666
Building Products - 1.7%
A.O. Smith Corp.	4,843	277,213
Advanced Drain Systems, Inc.	10,267	841,586
Allegion PLC	11,122	1,170,702
Armstrong World Industries, Inc.	4,204	288,352
Carlisle Companies, Inc.	6,948	1,637,296
Fortune Brands Home & Security, Inc.	7,137	407,594
Masco Corp.	1,877	87,600
MasterBrand, Inc. (a)	7,130	53,832
Trane Technologies PLC	21,405	3,597,966
Trex Co., Inc. (a)	17,651	747,167
		9,109,308
Commercial Services & Supplies - 2.5%
Cintas Corp.	12,950	5,848,479
Copart, Inc. (a)	68,333	4,160,796
Driven Brands Holdings, Inc. (a)	579	15,812
IAA, Inc. (a)	17,778	711,120
MSA Safety, Inc.	2,286	329,618
Republic Services, Inc.	2,122	273,717
Rollins, Inc.	34,386	1,256,464
Tetra Tech, Inc.	3,463	502,793
		13,098,799
Construction & Engineering - 0.5%
AECOM	1,296	110,069
Quanta Services, Inc.	12,452	1,774,410
Valmont Industries, Inc.	470	155,415
Willscot Mobile Mini Holdings (a)	17,335	783,022
		2,822,916
Electrical Equipment - 1.0%
ChargePoint Holdings, Inc. Class A (a)(b)	40,582	386,746
Generac Holdings, Inc. (a)	9,983	1,004,889
Plug Power, Inc. (a)(b)	41,355	511,561
Rockwell Automation, Inc.	12,429	3,201,338
Vertiv Holdings Co.	7,687	105,004
		5,209,538
Machinery - 1.7%
AGCO Corp.	1,319	182,932
Allison Transmission Holdings, Inc.	11,670	485,472
Donaldson Co., Inc.	3,337	196,449
Graco, Inc.	18,449	1,240,880
IDEX Corp.	2,166	494,563
Lincoln Electric Holdings, Inc.	8,977	1,297,087
Middleby Corp. (a)	594	79,537
Nordson Corp.	2,144	509,672
Otis Worldwide Corp.	8,153	638,461
Parker Hannifin Corp.	4,656	1,354,896
Toro Co.	16,725	1,893,270
Xylem, Inc.	4,018	444,270
		8,817,489
Professional Services - 2.4%
Booz Allen Hamilton Holding Corp. Class A	21,042	2,199,310
CoStar Group, Inc. (a)	9,246	714,531
Equifax, Inc.	9,741	1,893,261
FTI Consulting, Inc. (a)	2,270	360,476
KBR, Inc.	14,151	747,173
Robert Half International, Inc.	14,938	1,102,873
TransUnion Holding Co., Inc.	22,607	1,282,947
Verisk Analytics, Inc.	24,902	4,393,211
		12,693,782
Road & Rail - 1.4%
J.B. Hunt Transport Services, Inc.	11,770	2,052,217
Landstar System, Inc.	5,093	829,650
Old Dominion Freight Lines, Inc.	15,923	4,518,629
RXO, Inc. (a)	1,270	21,844
XPO, Inc. (a)	1,256	41,812
		7,464,152
Trading Companies & Distributors - 2.3%
Core & Main, Inc. (a)(b)	3,931	75,908
Fastenal Co.	92,284	4,366,879
SiteOne Landscape Supply, Inc. (a)(b)	4,333	508,348
United Rentals, Inc. (a)	5,138	1,826,148
W.W. Grainger, Inc.	7,224	4,018,350
Watsco, Inc. (b)	2,792	696,325
WESCO International, Inc. (a)	3,776	472,755
		11,964,713
TOTAL INDUSTRIALS		83,112,274
INFORMATION TECHNOLOGY - 27.3%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	39,448	4,787,015
Ubiquiti, Inc. (b)	192	52,518
		4,839,533
Electronic Equipment & Components - 3.4%
Amphenol Corp. Class A	70,798	5,390,560
Arrow Electronics, Inc. (a)	491	51,344
CDW Corp.	21,674	3,870,543
Cognex Corp.	25,923	1,221,233
Coherent Corp. (a)	3,008	105,581
Corning, Inc.	7,167	228,914
Jabil, Inc.	17,187	1,172,153
Keysight Technologies, Inc. (a)	26,607	4,551,659
National Instruments Corp.	2,745	101,291
Vontier Corp.	15,788	305,182
Zebra Technologies Corp. Class A (a)	3,390	869,230
		17,867,690
IT Services - 5.7%
Broadridge Financial Solutions, Inc.	16,982	2,277,796
Cloudflare, Inc. (a)(b)	45,331	2,049,415
EPAM Systems, Inc. (a)	8,798	2,883,457
Euronet Worldwide, Inc. (a)	5,690	537,022
FleetCor Technologies, Inc. (a)	11,508	2,113,789
Gartner, Inc. (a)	12,304	4,135,867
Genpact Ltd.	15,275	707,538
Globant SA (a)	6,523	1,096,908
GoDaddy, Inc. (a)	3,471	259,700
Jack Henry & Associates, Inc.	11,633	2,042,289
MongoDB, Inc. Class A (a)	10,629	2,092,212
Okta, Inc. (a)	3,310	226,172
Paychex, Inc.	51,717	5,976,417
Shift4 Payments, Inc. (a)(b)	8,086	452,250
The Western Union Co.	20,760	285,865
Thoughtworks Holding, Inc. (a)	13,671	139,307
Toast, Inc. (a)(b)	40,855	736,616
Twilio, Inc. Class A (a)	10,548	516,430
VeriSign, Inc. (a)	1,594	327,471
WEX, Inc. (a)	5,049	826,269
Wix.com Ltd. (a)	6,871	527,899
		30,210,689
Semiconductors & Semiconductor Equipment - 4.2%
Allegro MicroSystems LLC (a)(b)	10,641	319,443
Enphase Energy, Inc. (a)	20,983	5,559,656
Entegris, Inc.	23,784	1,559,993
GlobalFoundries, Inc. (a)(b)	2,476	133,432
Lattice Semiconductor Corp. (a)	21,748	1,411,010
Microchip Technology, Inc.	72,881	5,119,890
Monolithic Power Systems, Inc.	7,273	2,571,806
onsemi (a)	43,401	2,706,920
Teradyne, Inc.	22,766	1,988,610
Universal Display Corp.	6,960	751,958
		22,122,718
Software - 12.0%
Alteryx, Inc. Class A (a)	9,618	487,344
ANSYS, Inc. (a)	7,348	1,775,203
AppLovin Corp. (a)(b)	35,095	369,550
Aspen Technology, Inc. (a)	4,321	887,533
Bentley Systems, Inc. Class B (b)	27,021	998,696
Black Knight, Inc. (a)	2,310	142,643
Cadence Design Systems, Inc. (a)	43,741	7,026,554
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	10,632	92,498
Ceridian HCM Holding, Inc. (a)	4,178	268,019
Confluent, Inc. (a)	19,899	442,554
Coupa Software, Inc. (a)	6,703	530,677
Crowdstrike Holdings, Inc. (a)	33,707	3,549,010
Datadog, Inc. Class A (a)	42,559	3,128,087
DocuSign, Inc. (a)	31,663	1,754,763
DoubleVerify Holdings, Inc. (a)	10,255	225,200
Dropbox, Inc. Class A (a)	40,075	896,879
Dynatrace, Inc. (a)	31,875	1,220,813
Elastic NV (a)	12,397	638,446
Fair Isaac Corp. (a)	3,892	2,329,673
Five9, Inc. (a)	11,218	761,253
Fortinet, Inc. (a)	103,457	5,058,013
Gen Digital, Inc.	32,097	687,839
HubSpot, Inc. (a)	7,422	2,145,923
Informatica, Inc. (a)(b)	1,026	16,714
Jamf Holding Corp. (a)(b)	9,049	192,744
Manhattan Associates, Inc. (a)	6,135	744,789
nCino, Inc. (a)(b)	2,207	58,353
NCR Corp. (a)	1,076	25,189
New Relic, Inc. (a)	8,536	481,857
Nutanix, Inc. Class A (a)	19,172	499,431
Palantir Technologies, Inc. (a)(b)	294,871	1,893,072
Paycom Software, Inc. (a)	8,206	2,546,404
Paylocity Holding Corp. (a)	6,362	1,235,882
Pegasystems, Inc.	6,641	227,388
Procore Technologies, Inc. (a)(b)	8,208	387,253
PTC, Inc. (a)	16,883	2,026,635
RingCentral, Inc. (a)	13,648	483,139
SentinelOne, Inc. (a)	21,549	314,400
Smartsheet, Inc. (a)	20,372	801,842
Splunk, Inc. (a)	26,081	2,245,313
Synopsys, Inc. (a)	24,446	7,805,361
Teradata Corp. (a)	8,906	299,776
Tyler Technologies, Inc. (a)	5,758	1,856,437
UiPath, Inc. Class A (a)	5,565	70,731
Unity Software, Inc. (a)(b)	26,762	765,126
Zoom Video Communications, Inc. Class A (a)	20,402	1,382,031
Zscaler, Inc. (a)	13,526	1,513,559
		63,290,596
Technology Hardware, Storage & Peripherals - 1.1%
Dell Technologies, Inc.	6,215	249,967
HP, Inc.	74,044	1,989,562
NetApp, Inc.	34,827	2,091,710
Pure Storage, Inc. Class A (a)	45,084	1,206,448
		5,537,687
TOTAL INFORMATION TECHNOLOGY		143,868,913
MATERIALS - 3.8%
Chemicals - 2.0%
Albemarle Corp.	9,662	2,095,301
Axalta Coating Systems Ltd. (a)	8,631	219,832
CF Industries Holdings, Inc.	31,384	2,673,917
FMC Corp.	6,903	861,494
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	26,721	45,158
PPG Industries, Inc.	20,058	2,522,093
RPM International, Inc.	1,043	101,640
The Chemours Co. LLC	14,474	443,194
The Mosaic Co.	6,718	294,719
The Scotts Miracle-Gro Co. Class A (b)	2,225	108,113
Valvoline, Inc.	28,328	924,909
		10,290,370
Construction Materials - 0.5%
Eagle Materials, Inc.	4,859	645,518
Martin Marietta Materials, Inc.	879	297,076
Vulcan Materials Co.	10,356	1,813,439
		2,756,033
Containers & Packaging - 1.2%
Ardagh Metal Packaging SA	7,878	37,893
Avery Dennison Corp.	8,026	1,452,706
Ball Corp.	19,672	1,006,026
Berry Global Group, Inc.	9,691	585,627
Crown Holdings, Inc.	16,250	1,335,913
Graphic Packaging Holding Co.	37,791	840,850
Sealed Air Corp.	23,360	1,165,197
		6,424,212
Metals & Mining - 0.1%
MP Materials Corp. (a)(b)	14,549	353,250
Royal Gold, Inc.	687	77,439
		430,689
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	1,106	65,475
TOTAL MATERIALS		19,966,779
REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Apartment Income (REIT) Corp.	1,945	66,733
Camden Property Trust (SBI)	1,404	157,080
Equity Lifestyle Properties, Inc.	17,445	1,126,947
Extra Space Storage, Inc.	2,528	372,071
Iron Mountain, Inc.	34,654	1,727,502
Lamar Advertising Co. Class A	12,191	1,150,830
SBA Communications Corp. Class A	3,898	1,092,648
Simon Property Group, Inc.	25,362	2,979,528
		8,673,339
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	24,657	1,897,603
Opendoor Technologies, Inc. (a)(b)	20,577	23,869
Zillow Group, Inc.:
Class A (a)	645	20,130
Class C (a)(b)	1,456	46,898
		1,988,500
TOTAL REAL ESTATE		10,661,839
UTILITIES - 0.3%
Gas Utilities - 0.0%
National Fuel Gas Co.	1,136	71,909
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp.	19,249	553,601
Vistra Corp.	36,327	842,786
		1,396,387
TOTAL UTILITIES		1,468,296
TOTAL COMMON STOCKS (Cost $503,207,339)		523,323,796

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (Cost $99,916)	100,000	99,752

Money Market Funds - 4.0%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 4.37% (d)(e) (Cost $21,106,422)	21,104,312	21,106,422

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $524,413,677)	544,529,970
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(16,933,147)
NET ASSETS - 100.0%	527,596,823

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	9	Mar 2023	2,198,340	13,916	13,916

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	576,947	74,939,023	75,515,970	28,919	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 4.37%	20,271,725	92,810,216	91,975,519	83,366	-	-	21,106,422	0.1%
Total	20,848,672	167,749,239	167,491,489	112,285	-	-	21,106,422

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	19,629,661	19,629,661	-	-
Consumer Discretionary	80,210,914	80,210,914	-	-
Consumer Staples	15,857,668	15,857,668	-	-
Energy	26,370,941	26,370,941	-	-
Financials	30,648,795	30,648,795	-	-
Health Care	91,527,716	91,527,716	-	-
Industrials	83,112,274	83,112,274	-	-
Information Technology	143,868,913	143,868,913	-	-
Materials	19,966,779	19,966,779	-	-
Real Estate	10,661,839	10,661,839	-	-
Utilities	1,468,296	1,468,296	-	-

U.S. Government and Government Agency Obligations	99,752	-	99,752	-

Money Market Funds	21,106,422	21,106,422	-	-
Total Investments in Securities:	544,529,970	544,430,218	99,752	-
Derivative Instruments:

Assets
Futures Contracts	13,916	13,916	-	-
Total Assets	13,916	13,916	-	-
Total Derivative Instruments:	13,916	13,916	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	13,916	0
Total Equity Risk	13,916	0
Total Value of Derivatives	13,916	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Mid Cap Growth Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		December 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $20,655,890) - See accompanying schedule:
Unaffiliated issuers (cost $503,307,255)	$523,423,548
Fidelity Central Funds (cost $21,106,422)	21,106,422

Total Investment in Securities (cost $524,413,677)		$544,529,970
Segregated cash with brokers for derivative instruments		40,256
Receivable for investments sold		4,447,138
Receivable for fund shares sold		4,870,633
Dividends receivable		169,010
Distributions receivable from Fidelity Central Funds		14,347
Total assets		554,071,354
Liabilities
Payable to custodian bank	$2,240,669
Payable for investments purchased	2,489,130
Payable for fund shares redeemed	602,633
Accrued management fee	22,281
Payable for daily variation margin on futures contracts	13,396
Collateral on securities loaned	21,106,422
Total Liabilities		26,474,531
Net Assets		$527,596,823
Net Assets consist of:
Paid in capital		$597,299,939
Total accumulated earnings (loss)		(69,703,116)
Net Assets		$527,596,823
Net Asset Value , offering price and redemption price per share ($527,596,823 ÷ 24,344,849 shares)		$21.67

Statement of Operations
		Six months ended December 31, 2022 (Unaudited)
Investment Income
Dividends		$2,156,772
Interest		756
Income from Fidelity Central Funds (including $83,366 from security lending)		112,285
Total Income		2,269,813
Expenses
Management fee	$130,696
Independent trustees' fees and expenses	872
Interest	2,602
Total expenses before reductions	134,170
Expense reductions	(79)
Total expenses after reductions		134,091
Net Investment income (loss)		2,135,722
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,461,921
Futures contracts	48,846
Total net realized gain (loss)		1,510,767
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	23,938,021
Futures contracts	11,122
Total change in net unrealized appreciation (depreciation)		23,949,143
Net gain (loss)		25,459,910
Net increase (decrease) in net assets resulting from operations		$27,595,632
Statement of Changes in Net Assets

	Six months ended December 31, 2022 (Unaudited)	Year ended June 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,135,722	$4,081,538
Net realized gain (loss)	1,510,767	(85,689,263)
Change in net unrealized appreciation (depreciation)	23,949,143	(151,835,524)
Net increase (decrease) in net assets resulting from operations	27,595,632	(233,443,249)
Distributions to shareholders	(4,150,490)	(40,696,927)
Share transactions
Proceeds from sales of shares	137,313,126	459,206,091
Reinvestment of distributions	2,724,805	25,822,157
Cost of shares redeemed	(93,214,583)	(407,072,810)
Net increase (decrease) in net assets resulting from share transactions	46,823,348	77,955,438
Total increase (decrease) in net assets	70,268,490	(196,184,738)

Net Assets
Beginning of period	457,328,333	653,513,071
End of period	$527,596,823	$457,328,333

Other Information
Shares
Sold	6,181,620	16,475,807
Issued in reinvestment of distributions	120,408	868,015
Redeemed	(4,198,139)	(16,131,262)
Net increase (decrease)	2,103,889	1,212,560

Financial Highlights
Fidelity® Mid Cap Growth Index Fund

	Six months ended (Unaudited) December 31, 2022	Years ended June 30, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$20.56	$31.08	$21.71	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.17	.13	.15
Net realized and unrealized gain (loss)	1.20	(8.78)	9.34	1.62
Total from investment operations	1.29	(8.61)	9.47	1.77
Distributions from net investment income	(.18)	(.12)	(.10)	(.06)
Distributions from net realized gain	-	(1.79)	-	- D
Total distributions	(.18)	(1.91)	(.10)	(.06)
Net asset value, end of period	$21.67	$20.56	$31.08	$21.71
Total Return E,F	6.22%	(29.57)%	43.70%	8.86%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.05% I	.05%	.05%	.05% I
Expenses net of fee waivers, if any	.05% I	.05%	.05%	.05% I
Expenses net of all reductions	.05% I	.05%	.05%	.05% I
Net investment income (loss)	.82% I	.62%	.47%	.76% I
Supplemental Data
Net assets, end of period (000 omitted)	$527,597	$457,328	$653,513	$208,955
Portfolio turnover rate J	17% I	62%	54%	109% I

A For the period July 11, 2019 (commencement of operations) through June 30, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Mid Cap Value Index Fund
Investment Summary December 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Phillips 66 Co.	0.8
AFLAC, Inc.	0.7
Motorola Solutions, Inc.	0.7
Corteva, Inc.	0.7
The Williams Companies, Inc.	0.7
Realty Income Corp.	0.7
Biogen, Inc.	0.7
Xcel Energy, Inc.	0.6
Prudential Financial, Inc.	0.6
Allstate Corp.	0.6
6.8

Market Sectors (% of Fund's net assets)

Financials	18.1
Industrials	15.5
Real Estate	10.6
Consumer Discretionary	9.9
Utilities	9.1
Information Technology	8.8
Materials	7.6
Health Care	7.5
Energy	5.4
Consumer Staples	4.1
Communication Services	3.1

Asset Allocation (% of Fund's net assets)

Foreign investments - 4.9%
Futures - 0.3%

Fidelity® Mid Cap Value Index Fund
Schedule of Investments December 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.2%
Frontier Communications Parent, Inc. (a)(b)	31,834	811,130
Lumen Technologies, Inc. (b)	133,566	697,215
		1,508,345
Entertainment - 1.1%
AMC Entertainment Holdings, Inc. Class A (a)(b)	66,918	272,356
Electronic Arts, Inc.	33,808	4,130,661
Liberty Media Corp. Liberty Formula One:
Class A (a)	2,442	130,476
Series C (a)	23,156	1,384,266
Live Nation Entertainment, Inc. (a)	10,136	706,885
Madison Square Garden Sports Corp.	1,217	223,113
Playtika Holding Corp. (a)	975	8,297
Roku, Inc. Class A (a)	11,348	461,864
Take-Two Interactive Software, Inc. (a)	3,652	380,283
Warner Bros Discovery, Inc. (a)	81,605	773,615
		8,471,816
Interactive Media & Services - 0.3%
IAC, Inc. (a)	9,989	443,512
Match Group, Inc. (a)	2,297	95,303
Pinterest, Inc. Class A (a)	59,740	1,450,487
TripAdvisor, Inc. (a)	12,090	217,378
		2,206,680
Media - 1.5%
Altice U.S.A., Inc. Class A (a)	27,580	126,868
Cable One, Inc.	292	207,863
DISH Network Corp. Class A (a)	32,575	457,353
Fox Corp.:
Class A	38,995	1,184,278
Class B	18,137	515,998
Interpublic Group of Companies, Inc.	50,455	1,680,656
Liberty Broadband Corp.:
Class A (a)	1,195	90,641
Class C (a)	8,304	633,346
Liberty Media Corp. Liberty SiriusXM:
Series A (a)(b)	7,027	276,231
Series C (a)	14,551	569,381
News Corp.:
Class A	49,391	898,916
Class B	15,380	283,607
Nexstar Broadcasting Group, Inc. Class A	4,284	749,829
Omnicom Group, Inc.	26,459	2,158,261
Paramount Global:
Class A (b)	1,305	25,591
Class B (b)	74,864	1,263,704
Sirius XM Holdings, Inc. (b)	91,253	532,918
The New York Times Co. Class A	21,112	685,296
		12,340,737
TOTAL COMMUNICATION SERVICES		24,527,578
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.7%
Aptiv PLC (a)	26,331	2,452,206
BorgWarner, Inc.	30,343	1,221,306
Gentex Corp.	30,536	832,717
Lear Corp.	7,648	948,505
QuantumScape Corp. Class A (a)(b)	33,788	191,578
		5,646,312
Automobiles - 0.3%
Harley-Davidson, Inc.	17,484	727,334
Lucid Group, Inc. Class A (a)(b)	4,413	30,141
Rivian Automotive, Inc. (a)(b)	67,560	1,245,131
Thor Industries, Inc.	6,708	506,387
		2,508,993
Distributors - 0.6%
Genuine Parts Co.	16,591	2,878,704
LKQ Corp.	32,499	1,735,772
		4,614,476
Diversified Consumer Services - 0.3%
ADT, Inc.	26,961	244,536
Bright Horizons Family Solutions, Inc. (a)	5,359	338,153
Grand Canyon Education, Inc. (a)	3,984	420,949
H&R Block, Inc.	3,559	129,939
Mister Car Wash, Inc. (a)(b)	2,951	27,238
Service Corp. International	19,446	1,344,496
		2,505,311
Hotels, Restaurants & Leisure - 2.3%
ARAMARK Holdings Corp.	30,141	1,246,029
Boyd Gaming Corp.	9,924	541,156
Caesars Entertainment, Inc. (a)	8,355	347,568
Carnival Corp. (a)(b)	126,837	1,022,306
Darden Restaurants, Inc.	4,298	594,542
Domino's Pizza, Inc.	1,234	427,458
Hilton Worldwide Holdings, Inc.	9,597	1,212,677
Hyatt Hotels Corp. Class A (a)	6,156	556,810
Las Vegas Sands Corp. (a)	26,970	1,296,448
Marriott Vacations Worldwide Corp.	4,861	654,242
MGM Resorts International	41,708	1,398,469
Norwegian Cruise Line Holdings Ltd. (a)(b)	50,347	616,247
Penn Entertainment, Inc. (a)	20,080	596,376
Planet Fitness, Inc. (a)	2,828	222,846
Royal Caribbean Cruises Ltd. (a)(b)	28,640	1,415,675
Six Flags Entertainment Corp. (a)	4,900	113,925
Travel+Leisure Co.	2,920	106,288
Vail Resorts, Inc.	288	68,645
Wyndham Hotels & Resorts, Inc.	3,477	247,945
Wynn Resorts Ltd. (a)	11,844	976,775
Yum! Brands, Inc.	32,459	4,157,349
		17,819,776
Household Durables - 1.5%
D.R. Horton, Inc.	19,533	1,741,172
Garmin Ltd.	20,047	1,850,138
Leggett & Platt, Inc. (b)	17,301	557,611
Lennar Corp.:
Class A	32,613	2,951,477
Class B	1,925	143,952
Mohawk Industries, Inc. (a)	6,838	698,980
Newell Brands, Inc.	49,080	641,966
NVR, Inc. (a)	106	488,933
PulteGroup, Inc.	17,952	817,355
Tempur Sealy International, Inc.	21,844	749,905
Toll Brothers, Inc.	6,620	330,470
TopBuild Corp. (a)	650	101,719
Whirlpool Corp.	6,934	980,884
		12,054,562
Internet & Direct Marketing Retail - 0.4%
Doordash, Inc. (a)	3,772	184,149
eBay, Inc.	61,427	2,547,378
Lyft, Inc. (a)	8,335	91,852
Wayfair LLC Class A (a)(b)	3,776	124,193
		2,947,572
Leisure Products - 0.3%
Brunswick Corp.	7,753	558,836
Hasbro, Inc.	17,078	1,041,929
Mattel, Inc. (a)	23,660	422,094
Peloton Interactive, Inc. Class A (a)(b)	39,981	317,449
Polaris, Inc.	1,867	188,567
		2,528,875
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	19,066	2,696,695
Kohl's Corp.	15,083	380,846
Macy's, Inc.	35,025	723,266
Nordstrom, Inc. (b)	2,185	35,266
Ollie's Bargain Outlet Holdings, Inc. (a)	7,695	360,434
		4,196,507
Specialty Retail - 2.1%
Advance Auto Parts, Inc.	7,195	1,057,881
AutoNation, Inc. (a)	4,381	470,081
AutoZone, Inc. (a)	227	559,823
Bath & Body Works, Inc.	29,744	1,253,412
Best Buy Co., Inc.	17,953	1,440,010
Burlington Stores, Inc. (a)	547	110,910
CarMax, Inc. (a)(b)	18,145	1,104,849
Dick's Sporting Goods, Inc. (b)	6,910	831,204
GameStop Corp. Class A (b)	34,899	644,236
Gap, Inc.	25,187	284,109
Leslie's, Inc. (a)(b)	2,343	28,608
Lithia Motors, Inc. Class A (sub. vtg.) (b)	3,524	721,504
O'Reilly Automotive, Inc. (a)	4,774	4,029,399
Penske Automotive Group, Inc. (b)	3,351	385,130
Petco Health & Wellness Co., Inc. (a)(b)	10,606	100,545
RH (a)(b)	1,546	413,076
Ross Stores, Inc.	25,539	2,964,312
Victoria's Secret & Co. (a)	3,032	108,485
Williams-Sonoma, Inc. (b)	1,816	208,695
		16,716,269
Textiles, Apparel & Luxury Goods - 0.9%
Capri Holdings Ltd. (a)	16,326	935,806
Carter's, Inc. (b)	4,841	361,187
Columbia Sportswear Co.	4,677	409,612
Deckers Outdoor Corp. (a)	405	161,660
Hanesbrands, Inc. (b)	45,033	286,410
PVH Corp.	8,433	595,285
Ralph Lauren Corp.	5,270	556,881
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	14,768	619,518
Tapestry, Inc.	27,231	1,036,956
Under Armour, Inc.:
Class A (sub. vtg.) (a)	24,201	245,882
Class C (non-vtg.) (a)	25,994	231,866
VF Corp.	45,454	1,254,985
		6,696,048
TOTAL CONSUMER DISCRETIONARY		78,234,701
CONSUMER STAPLES - 4.1%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	62	20,430
Brown-Forman Corp.:
Class A (b)	2,461	161,835
Class B (non-vtg.)	9,807	644,124
Molson Coors Beverage Co. Class B	22,764	1,172,801
		1,999,190
Food & Staples Retailing - 1.0%
Albertsons Companies, Inc.	21,881	453,812
BJ's Wholesale Club Holdings, Inc. (a)	6,428	425,276
Casey's General Stores, Inc.	4,819	1,081,143
Grocery Outlet Holding Corp. (a)	10,594	309,239
Kroger Co.	85,282	3,801,872
Performance Food Group Co. (a)	13,661	797,666
U.S. Foods Holding Corp. (a)	26,235	892,515
		7,761,523
Food Products - 2.5%
Bunge Ltd.	17,986	1,794,463
Campbell Soup Co.	25,206	1,430,441
Conagra Brands, Inc.	61,211	2,368,866
Darling Ingredients, Inc. (a)	19,366	1,212,118
Flowers Foods, Inc.	24,360	700,106
Freshpet, Inc. (a)	2,636	139,102
Hormel Foods Corp.	37,273	1,697,785
Ingredion, Inc.	8,519	834,266
Kellogg Co.	14,985	1,067,531
McCormick & Co., Inc. (non-vtg.)	32,596	2,701,882
Pilgrim's Pride Corp. (a)	2,905	68,936
Post Holdings, Inc. (a)	7,112	641,929
Seaboard Corp.	33	124,582
The Hershey Co.	2,524	584,483
The J.M. Smucker Co.	13,405	2,124,156
Tyson Foods, Inc. Class A	37,046	2,306,114
		19,796,760
Household Products - 0.3%
Church & Dwight Co., Inc.	17,268	1,391,973
Reynolds Consumer Products, Inc.	7,123	213,548
Spectrum Brands Holdings, Inc.	5,169	314,895
The Clorox Co.	2,738	384,224
		2,304,640
Personal Products - 0.0%
Coty, Inc. Class A (a)	45,659	390,841
TOTAL CONSUMER STAPLES		32,252,954
ENERGY - 5.4%
Energy Equipment & Services - 0.9%
Baker Hughes Co. Class A	122,483	3,616,923
Halliburton Co.	63,918	2,515,173
NOV, Inc.	50,888	1,063,050
		7,195,146
Oil, Gas & Consumable Fuels - 4.5%
Antero Midstream GP LP (b)	43,723	471,771
Antero Resources Corp. (a)	12,871	398,872
APA Corp.	41,659	1,944,642
Cheniere Energy, Inc.	13,759	2,063,300
Chesapeake Energy Corp.	15,749	1,486,233
Coterra Energy, Inc.	85,427	2,098,941
Devon Energy Corp.	43,228	2,658,954
Diamondback Energy, Inc.	9,797	1,340,034
DT Midstream, Inc.	12,604	696,497
EQT Corp.	47,922	1,621,201
Hess Corp.	7,948	1,127,185
HF Sinclair Corp.	17,542	910,254
Marathon Oil Corp.	82,333	2,228,754
ONEOK, Inc.	51,281	3,369,162
Ovintiv, Inc.	9,322	472,719
PDC Energy, Inc.	5,287	335,619
Phillips 66 Co.	61,492	6,400,077
Range Resources Corp.	10,353	259,032
Southwestern Energy Co. (a)	132,909	777,518
The Williams Companies, Inc.	158,434	5,212,479
		35,873,244
TOTAL ENERGY		43,068,390
FINANCIALS - 18.1%
Banks - 4.6%
Bank of Hawaii Corp. (b)	5,139	398,581
Bank OZK	14,539	582,432
BOK Financial Corp.	3,768	391,081
Citizens Financial Group, Inc.	63,500	2,499,995
Comerica, Inc.	16,984	1,135,380
Commerce Bancshares, Inc.	14,781	1,006,143
Cullen/Frost Bankers, Inc.	7,584	1,013,981
East West Bancorp, Inc.	18,384	1,211,506
Fifth Third Bancorp	88,601	2,906,999
First Citizens Bancshares, Inc.	1,075	815,237
First Hawaiian, Inc.	16,601	432,290
First Horizon National Corp.	68,830	1,686,335
First Republic Bank	23,644	2,881,967
FNB Corp., Pennsylvania	45,410	592,601
Huntington Bancshares, Inc.	186,639	2,631,610
KeyCorp	120,834	2,104,928
M&T Bank Corp.	22,359	3,243,397
PacWest Bancorp	15,043	345,237
Pinnacle Financial Partners, Inc.	9,742	715,063
Popular, Inc.	9,261	614,190
Prosperity Bancshares, Inc.	11,389	827,753
Regions Financial Corp.	121,553	2,620,683
Signature Bank	7,644	880,742
SVB Financial Group (a)	2,762	635,647
Synovus Financial Corp.	18,715	702,748
Umpqua Holdings Corp.	28,091	501,424
Webster Financial Corp.	22,468	1,063,635
Western Alliance Bancorp.	5,307	316,085
Wintrust Financial Corp.	7,790	658,411
Zions Bancorp NA	19,140	940,922
		36,357,003
Capital Markets - 4.6%
Affiliated Managers Group, Inc.	4,861	770,128
Ameriprise Financial, Inc.	5,004	1,558,095
Bank of New York Mellon Corp.	95,546	4,349,254
Carlyle Group LP	26,914	803,114
Cboe Global Markets, Inc.	13,767	1,727,345
Coinbase Global, Inc. (a)(b)	20,760	734,696
Evercore, Inc. Class A	4,739	516,930
Franklin Resources, Inc.	37,108	978,909
Interactive Brokers Group, Inc.	12,072	873,409
Invesco Ltd. (b)	48,563	873,648
Janus Henderson Group PLC	17,680	415,834
Jefferies Financial Group, Inc.	26,056	893,200
KKR & Co. LP	74,380	3,452,720
Lazard Ltd. Class A	10,750	372,703
Morningstar, Inc.	309	66,926
MSCI, Inc.	2,495	1,160,599
NASDAQ, Inc.	44,714	2,743,204
Northern Trust Corp.	26,729	2,365,249
Raymond James Financial, Inc.	23,285	2,488,002
Robinhood Markets, Inc. (a)(b)	73,064	594,741
SEI Investments Co.	13,370	779,471
State Street Corp.	47,715	3,701,253
Stifel Financial Corp.	13,432	784,026
T. Rowe Price Group, Inc. (b)	28,613	3,120,534
Tradeweb Markets, Inc. Class A	5,144	334,000
Virtu Financial, Inc. Class A	12,198	248,961
		36,706,951
Consumer Finance - 1.0%
Ally Financial, Inc.	38,798	948,611
Credit Acceptance Corp. (a)(b)	785	372,404
Discover Financial Services	35,486	3,471,595
OneMain Holdings, Inc.	14,920	496,985
SLM Corp.	32,507	539,616
SoFi Technologies, Inc. (a)(b)	104,733	482,819
Synchrony Financial	58,383	1,918,465
Upstart Holdings, Inc. (a)(b)	7,511	99,295
		8,329,790
Diversified Financial Services - 0.4%
Apollo Global Management, Inc.	14,963	954,490
Corebridge Financial, Inc.	10,521	211,051
Equitable Holdings, Inc.	47,916	1,375,189
Voya Financial, Inc. (b)	12,654	778,094
		3,318,824
Insurance - 6.9%
AFLAC, Inc.	80,202	5,769,732
Allstate Corp.	34,378	4,661,657
American Financial Group, Inc.	8,747	1,200,788
Arch Capital Group Ltd. (a)	31,090	1,951,830
Arthur J. Gallagher & Co.	23,973	4,519,869
Assurant, Inc.	6,495	812,265
Assured Guaranty Ltd.	7,490	466,327
Axis Capital Holdings Ltd.	10,114	547,875
Brighthouse Financial, Inc. (a)	8,920	457,328
Brown & Brown, Inc.	28,393	1,617,549
Cincinnati Financial Corp.	19,933	2,040,940
CNA Financial Corp.	3,587	151,658
Erie Indemnity Co. Class A	855	212,656
Everest Re Group Ltd.	3,496	1,158,120
F&G Annuities & Life, Inc.	2,406	48,144
Fidelity National Financial, Inc.	33,765	1,270,239
First American Financial Corp.	13,111	686,230
Globe Life, Inc.	11,628	1,401,755
Hanover Insurance Group, Inc.	4,600	621,598
Hartford Financial Services Group, Inc.	41,286	3,130,717
Kemper Corp.	8,254	406,097
Lincoln National Corp.	17,486	537,170
Loews Corp.	25,543	1,489,923
Markel Corp. (a)	1,339	1,764,119
Old Republic International Corp.	36,301	876,669
Primerica, Inc.	4,764	675,630
Principal Financial Group, Inc.	31,489	2,642,557
Prudential Financial, Inc.	47,893	4,763,438
Reinsurance Group of America, Inc.	8,687	1,234,336
RenaissanceRe Holdings Ltd.	2,535	467,023
Unum Group	25,769	1,057,302
W.R. Berkley Corp.	26,766	1,942,409
White Mountains Insurance Group Ltd.	325	459,657
Willis Towers Watson PLC	13,999	3,423,875
		54,467,482
Mortgage Real Estate Investment Trusts - 0.4%
AGNC Investment Corp.	74,168	767,639
Annaly Capital Management, Inc.	60,773	1,281,095
Rithm Capital Corp.	56,292	459,906
Starwood Property Trust, Inc.	37,971	696,008
		3,204,648
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp.	38,370	498,810
New York Community Bancorp, Inc.	86,996	748,166
Rocket Companies, Inc. (b)	6,712	46,984
TFS Financial Corp. (b)	6,631	95,553
UWM Holdings Corp. Class A (b)	1,342	4,442
		1,393,955
TOTAL FINANCIALS		143,778,653
HEALTH CARE - 7.5%
Biotechnology - 1.5%
Biogen, Inc. (a)	18,644	5,162,896
BioMarin Pharmaceutical, Inc. (a)	23,997	2,483,450
Exact Sciences Corp. (a)(b)	18,614	921,579
Exelixis, Inc. (a)	5,633	90,353
Horizon Therapeutics PLC (a)	2,000	227,600
Incyte Corp. (a)	3,179	255,337
Ionis Pharmaceuticals, Inc. (a)	1,518	57,335
Mirati Therapeutics, Inc. (a)	5,766	261,257
Natera, Inc. (a)	927	37,238
Repligen Corp. (a)	2,068	350,133
Ultragenyx Pharmaceutical, Inc. (a)	1,947	90,205
United Therapeutics Corp. (a)	5,800	1,612,922
		11,550,305
Health Care Equipment & Supplies - 2.1%
Align Technology, Inc. (a)	2,550	537,795
Dentsply Sirona, Inc.	27,855	886,903
Enovis Corp. (a)	6,556	350,877
Envista Holdings Corp. (a)	21,160	712,457
Globus Medical, Inc. (a)	9,263	687,963
Hologic, Inc. (a)	31,988	2,393,022
ICU Medical, Inc. (a)(b)	2,130	335,432
Integra LifeSciences Holdings Corp. (a)	9,413	527,787
Masimo Corp. (a)	1,463	216,451
QuidelOrtho Corp. (a)	6,337	542,891
STERIS PLC	12,976	2,396,537
Tandem Diabetes Care, Inc. (a)	565	25,397
Teleflex, Inc.	6,101	1,522,993
The Cooper Companies, Inc.	6,317	2,088,842
Zimmer Biomet Holdings, Inc.	27,285	3,478,838
		16,704,185
Health Care Providers & Services - 1.9%
Acadia Healthcare Co., Inc. (a)	11,579	953,183
agilon health, Inc. (a)(b)	1,668	26,922
Amedisys, Inc. (a)	4,150	346,691
Cardinal Health, Inc.	34,076	2,619,422
Chemed Corp.	1,223	624,256
Encompass Health Corp.	12,732	761,501
Enhabit Home Health & Hospice (a)	6,467	85,106
Henry Schein, Inc. (a)	17,580	1,404,115
Laboratory Corp. of America Holdings	11,516	2,711,788
Molina Healthcare, Inc. (a)	1,668	550,807
Oak Street Health, Inc. (a)(b)	15,110	325,016
Premier, Inc.	15,304	535,334
Quest Diagnostics, Inc.	14,761	2,309,211
Signify Health, Inc. (a)(b)	9,906	283,906
Tenet Healthcare Corp. (a)	13,817	674,131
Universal Health Services, Inc. Class B	8,067	1,136,560
		15,347,949
Health Care Technology - 0.1%
Certara, Inc. (a)	5,435	87,340
Definitive Healthcare Corp. (a)(b)	2,148	23,607
Doximity, Inc. (a)(b)	7,708	258,680
Teladoc Health, Inc. (a)(b)	18,867	446,205
		815,832
Life Sciences Tools & Services - 0.9%
10X Genomics, Inc. (a)	1,279	46,607
Agilent Technologies, Inc.	3,919	586,478
Avantor, Inc. (a)	5,704	120,297
Azenta, Inc.	9,626	560,426
Bio-Rad Laboratories, Inc. Class A (a)	2,779	1,168,542
Charles River Laboratories International, Inc. (a)	446	97,183
PerkinElmer, Inc.	16,398	2,299,328
QIAGEN NV (a)	29,488	1,470,567
Syneos Health, Inc. (a)	10,982	402,820
		6,752,248
Pharmaceuticals - 1.0%
Catalent, Inc. (a)	15,842	713,048
Elanco Animal Health, Inc. (a)	57,886	707,367
Jazz Pharmaceuticals PLC (a)	8,004	1,275,117
Organon & Co.	33,038	922,751
Perrigo Co. PLC	17,460	595,211
Royalty Pharma PLC	48,365	1,911,385
Viatris, Inc.	157,574	1,753,799
		7,878,678
TOTAL HEALTH CARE		59,049,197
INDUSTRIALS - 15.5%
Aerospace & Defense - 1.3%
Axon Enterprise, Inc. (a)	1,981	328,707
BWX Technologies, Inc.	7,241	420,557
Curtiss-Wright Corp.	4,979	831,443
HEICO Corp.	365	56,079
HEICO Corp. Class A	656	78,622
Hexcel Corp.	10,893	641,053
Howmet Aerospace, Inc.	43,532	1,715,596
Huntington Ingalls Industries, Inc.	3,993	921,105
Mercury Systems, Inc. (a)	6,364	284,725
Spirit AeroSystems Holdings, Inc. Class A	720	21,312
Textron, Inc.	27,117	1,919,884
TransDigm Group, Inc.	4,094	2,577,787
Woodward, Inc.	7,651	739,163
		10,536,033
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	11,030	1,009,907
Expeditors International of Washington, Inc.	14,252	1,481,068
GXO Logistics, Inc. (a)	12,230	522,099
		3,013,074
Airlines - 0.8%
Alaska Air Group, Inc. (a)	16,098	691,248
American Airlines Group, Inc. (a)(b)	83,985	1,068,289
Copa Holdings SA Class A (a)	3,720	309,392
JetBlue Airways Corp. (a)	41,406	268,311
Southwest Airlines Co.	77,034	2,593,735
United Airlines Holdings, Inc. (a)	42,425	1,599,423
		6,530,398
Building Products - 1.7%
A.O. Smith Corp.	12,345	706,628
Allegion PLC	2,352	247,572
Armstrong World Industries, Inc.	2,506	171,887
Builders FirstSource, Inc. (a)	18,908	1,226,751
Carlisle Companies, Inc.	1,044	246,019
Carrier Global Corp.	108,704	4,484,040
Fortune Brands Home & Security, Inc.	10,993	627,810
Hayward Holdings, Inc. (a)(b)	8,795	82,673
Lennox International, Inc.	4,153	993,522
Masco Corp.	27,768	1,295,933
MasterBrand, Inc. (a)	11,209	84,628
Owens Corning	12,129	1,034,604
The AZEK Co., Inc. (a)(b)	14,380	292,202
Trane Technologies PLC	12,523	2,104,991
		13,599,260
Commercial Services & Supplies - 0.8%
Cintas Corp.	753	340,070
Clean Harbors, Inc. (a)	6,625	756,045
Driven Brands Holdings, Inc. (a)	7,666	209,358
IAA, Inc. (a)	3,015	120,600
MSA Safety, Inc.	2,943	424,351
Republic Services, Inc.	25,102	3,237,907
Rollins, Inc.	2,266	82,800
Stericycle, Inc. (a)	11,911	594,240
Tetra Tech, Inc.	4,025	584,390
		6,349,761
Construction & Engineering - 0.7%
AECOM	16,078	1,365,505
MasTec, Inc. (a)	7,924	676,155
MDU Resources Group, Inc.	26,264	796,850
Quanta Services, Inc.	8,400	1,197,000
Valmont Industries, Inc.	2,352	777,736
Willscot Mobile Mini Holdings (a)	12,373	558,888
		5,372,134
Electrical Equipment - 1.5%
Acuity Brands, Inc.	4,167	690,097
AMETEK, Inc.	29,966	4,186,850
Hubbell, Inc. Class B	6,963	1,634,077
nVent Electric PLC	21,475	826,143
Plug Power, Inc. (a)(b)	33,960	420,085
Regal Rexnord Corp.	8,601	1,031,948
Rockwell Automation, Inc.	4,854	1,250,245
Sensata Technologies, Inc. PLC	19,658	793,790
Sunrun, Inc. (a)	27,078	650,414
Vertiv Holdings Co.	33,222	453,813
		11,937,462
Machinery - 5.4%
AGCO Corp.	7,005	971,523
Allison Transmission Holdings, Inc.	2,517	104,707
Crane Holdings Co.	6,114	614,151
Cummins, Inc.	18,331	4,441,418
Donaldson Co., Inc.	13,338	785,208
Dover Corp.	18,214	2,466,358
ESAB Corp.	6,574	308,452
Flowserve Corp.	16,925	519,259
Fortive Corp.	46,048	2,958,584
Gates Industrial Corp. PLC (a)	14,182	161,817
Graco, Inc.	6,848	460,596
IDEX Corp.	8,120	1,854,040
Ingersoll Rand, Inc.	52,822	2,759,950
ITT, Inc.	10,849	879,854
Middleby Corp. (a)	6,471	866,467
Nordson Corp.	5,696	1,354,053
Oshkosh Corp.	8,535	752,702
Otis Worldwide Corp.	47,608	3,728,182
PACCAR, Inc.	44,377	4,391,992
Parker Hannifin Corp.	12,867	3,744,297
Pentair PLC	21,388	962,032
Snap-On, Inc.	6,838	1,562,415
Stanley Black & Decker, Inc.	19,200	1,442,304
Timken Co.	7,950	561,827
Westinghouse Air Brake Tech Co.	23,539	2,349,428
Xylem, Inc.	20,031	2,214,828
		43,216,444
Marine - 0.1%
Kirby Corp. (a)	7,761	499,420
Professional Services - 1.7%
CACI International, Inc. Class A (a)	3,012	905,377
Clarivate Analytics PLC (a)	61,350	511,659
CoStar Group, Inc. (a)	44,952	3,473,891
Dun & Bradstreet Holdings, Inc.	32,675	400,596
Equifax, Inc.	7,902	1,535,833
FTI Consulting, Inc. (a)	2,541	403,511
Jacobs Solutions, Inc.	16,618	1,995,323
KBR, Inc.	6,222	328,522
Leidos Holdings, Inc.	17,713	1,863,230
Manpower, Inc.	6,531	543,445
Robert Half International, Inc.	1,639	121,007
Science Applications International Corp.	7,147	792,817
TransUnion Holding Co., Inc.	6,674	378,750
		13,253,961
Road & Rail - 0.5%
Avis Budget Group, Inc. (a)(b)	3,320	544,248
Hertz Global Holdings, Inc. (a)	24,532	377,547
J.B. Hunt Transport Services, Inc.	1,179	205,570
Knight-Swift Transportation Holdings, Inc. Class A	20,283	1,063,032
Landstar System, Inc.	509	82,916
RXO, Inc. (a)	12,188	209,634
Ryder System, Inc.	6,315	527,745
Schneider National, Inc. Class B	7,096	166,046
U-Haul Holding Co. (b)	1,196	71,987
U-Haul Holding Co. (non-vtg.)	10,492	576,850
XPO, Inc. (a)	12,293	409,234
		4,234,809
Trading Companies & Distributors - 0.6%
Air Lease Corp. Class A	13,509	519,016
Core & Main, Inc. (a)(b)	6,176	119,259
MSC Industrial Direct Co., Inc. Class A	6,011	491,099
SiteOne Landscape Supply, Inc. (a)(b)	2,251	264,087
United Rentals, Inc. (a)	4,913	1,746,178
Univar Solutions, Inc. (a)	20,907	664,843
Watsco, Inc. (b)	2,017	503,040
WESCO International, Inc. (a)	2,716	340,043
		4,647,565
TOTAL INDUSTRIALS		123,190,321
INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 1.2%
Ciena Corp. (a)	19,153	976,420
F5, Inc. (a)	7,740	1,110,767
Juniper Networks, Inc.	41,551	1,327,970
Lumentum Holdings, Inc. (a)	8,852	461,809
Motorola Solutions, Inc.	21,414	5,518,602
Ubiquiti, Inc. (b)	389	106,403
ViaSat, Inc. (a)(b)	9,313	294,756
		9,796,727
Electronic Equipment & Components - 1.8%
Amphenol Corp. Class A	18,730	1,426,102
Arrow Electronics, Inc. (a)	7,566	791,177
Avnet, Inc.	11,822	491,559
Cognex Corp.	1,585	74,669
Coherent Corp. (a)	12,984	455,738
Corning, Inc.	92,397	2,951,160
IPG Photonics Corp. (a)	4,237	401,117
Jabil, Inc.	3,171	216,262
Keysight Technologies, Inc. (a)	1,719	294,069
Littelfuse, Inc.	3,141	691,648
National Instruments Corp.	14,785	545,567
TD SYNNEX Corp.	5,537	524,409
Teledyne Technologies, Inc. (a)	6,021	2,407,858
Trimble, Inc. (a)	32,006	1,618,223
Vontier Corp.	7,825	151,257
Zebra Technologies Corp. Class A (a)	3,958	1,014,871
		14,055,686
IT Services - 2.2%
Affirm Holdings, Inc. (a)(b)	28,143	272,143
Akamai Technologies, Inc. (a)	20,141	1,697,886
Amdocs Ltd.	15,710	1,428,039
Broadridge Financial Solutions, Inc.	1,410	189,123
Concentrix Corp.	5,525	735,709
DXC Technology Co. (a)	29,908	792,562
Euronet Worldwide, Inc. (a)	1,541	145,440
Genpact Ltd.	11,076	513,040
Global Payments, Inc.	34,901	3,466,367
GoDaddy, Inc. (a)	17,536	1,312,044
Kyndryl Holdings, Inc. (a)	26,477	294,424
Okta, Inc. (a)	16,993	1,161,132
SS&C Technologies Holdings, Inc.	28,685	1,493,341
The Western Union Co.	33,216	457,384
Twilio, Inc. Class A (a)	14,085	689,602
VeriSign, Inc. (a)	10,774	2,213,411
WEX, Inc. (a)	1,552	253,985
Wix.com Ltd. (a)	1,605	123,312
		17,238,944
Semiconductors & Semiconductor Equipment - 1.2%
Cirrus Logic, Inc. (a)	7,122	530,447
First Solar, Inc. (a)	13,814	2,069,199
GlobalFoundries, Inc. (a)(b)	6,241	336,327
Microchip Technology, Inc.	10,105	709,876
MKS Instruments, Inc.	7,449	631,154
onsemi (a)	21,214	1,323,117
Qorvo, Inc. (a)	13,147	1,191,644
Skyworks Solutions, Inc.	20,910	1,905,528
Teradyne, Inc.	1,914	167,188
Wolfspeed, Inc. (a)(b)	16,009	1,105,261
		9,969,741
Software - 1.5%
ANSYS, Inc. (a)	5,348	1,292,023
Bill.Com Holdings, Inc. (a)	12,856	1,400,790
Black Knight, Inc. (a)	18,224	1,125,332
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	13,722	119,381
Ceridian HCM Holding, Inc. (a)	14,408	924,273
Coupa Software, Inc. (a)	4,335	343,202
Dolby Laboratories, Inc. Class A	7,929	559,312
DoubleVerify Holdings, Inc. (a)	1,299	28,526
Dropbox, Inc. Class A (a)	2,447	54,764
Gen Digital, Inc.	46,692	1,000,610
Guidewire Software, Inc. (a)	10,650	666,264
Informatica, Inc. (a)(b)	4,003	65,209
Jamf Holding Corp. (a)(b)	1,251	26,646
Manhattan Associates, Inc. (a)	3,084	374,398
nCino, Inc. (a)(b)	7,178	189,786
NCR Corp. (a)	15,654	366,460
Nutanix, Inc. Class A (a)	14,290	372,255
Paycor HCM, Inc. (a)(b)	7,177	175,621
Procore Technologies, Inc. (a)(b)	2,604	122,857
SentinelOne, Inc. (a)	7,427	108,360
Teradata Corp. (a)	6,152	207,076
Tyler Technologies, Inc. (a)	674	217,304
UiPath, Inc. Class A (a)	44,486	565,417
Unity Software, Inc. (a)(b)	10,517	300,681
Zoom Video Communications, Inc. Class A (a)	16,285	1,103,146
		11,709,693
Technology Hardware, Storage & Peripherals - 0.9%
Dell Technologies, Inc.	27,820	1,118,920
Hewlett Packard Enterprise Co.	167,176	2,668,129
HP, Inc.	70,801	1,902,423
Western Digital Corp. (a)	41,330	1,303,962
		6,993,434
TOTAL INFORMATION TECHNOLOGY		69,764,225
MATERIALS - 7.6%
Chemicals - 4.0%
Albemarle Corp.	7,382	1,600,861
Ashland, Inc.	6,587	708,300
Axalta Coating Systems Ltd. (a)	21,727	553,387
Celanese Corp. Class A	14,081	1,439,641
Corteva, Inc.	93,053	5,469,655
DuPont de Nemours, Inc.	65,226	4,476,460
Eastman Chemical Co.	15,550	1,266,392
Element Solutions, Inc.	29,300	532,967
FMC Corp.	10,778	1,345,094
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	92,984	157,143
Huntsman Corp.	23,704	651,386
International Flavors & Fragrances, Inc.	33,144	3,474,817
LyondellBasell Industries NV Class A	33,421	2,774,946
NewMarket Corp.	752	233,955
Olin Corp.	16,409	868,692
PPG Industries, Inc.	14,373	1,807,261
RPM International, Inc.	15,748	1,534,643
The Chemours Co. LLC	7,676	235,039
The Mosaic Co.	38,783	1,701,410
The Scotts Miracle-Gro Co. Class A (b)	3,489	169,531
Westlake Corp.	4,291	439,999
		31,441,579
Construction Materials - 0.5%
Eagle Materials, Inc.	811	107,741
Martin Marietta Materials, Inc.	7,376	2,492,867
Vulcan Materials Co.	8,816	1,543,770
		4,144,378
Containers & Packaging - 1.5%
Amcor PLC	195,021	2,322,700
Aptargroup, Inc.	8,508	935,710
Ardagh Group SA (a)	2,333	20,309
Ardagh Metal Packaging SA	13,440	64,646
Avery Dennison Corp.	4,073	737,213
Ball Corp.	24,134	1,234,213
Berry Global Group, Inc.	8,410	508,216
Crown Holdings, Inc.	1,797	147,731
Graphic Packaging Holding Co.	9,193	204,544
International Paper Co.	46,179	1,599,179
Packaging Corp. of America	11,863	1,517,396
Silgan Holdings, Inc.	10,926	566,404
Sonoco Products Co.	12,645	767,678
WestRock Co.	32,947	1,158,417
		11,784,356
Metals & Mining - 1.5%
Alcoa Corp.	22,983	1,045,037
Cleveland-Cliffs, Inc. (a)	66,438	1,070,316
Nucor Corp.	33,348	4,395,600
Reliance Steel & Aluminum Co.	7,594	1,537,329
Royal Gold, Inc.	7,967	898,040
SSR Mining, Inc. (b)	26,782	419,674
Steel Dynamics, Inc.	21,649	2,115,107
United States Steel Corp.	30,184	756,109
		12,237,212
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	8,342	493,846
TOTAL MATERIALS		60,101,371
REAL ESTATE - 10.6%
Equity Real Estate Investment Trusts (REITs) - 10.1%
Alexandria Real Estate Equities, Inc.	21,067	3,068,830
American Homes 4 Rent Class A	40,021	1,206,233
Americold Realty Trust	34,948	989,378
Apartment Income (REIT) Corp.	17,887	613,703
AvalonBay Communities, Inc.	18,164	2,933,849
Boston Properties, Inc.	20,379	1,377,213
Brixmor Property Group, Inc.	38,784	879,233
Camden Property Trust (SBI)	12,347	1,381,382
Cousins Properties, Inc.	19,633	496,519
CubeSmart	29,063	1,169,786
Douglas Emmett, Inc.	21,930	343,862
EastGroup Properties, Inc.	5,347	791,677
EPR Properties	9,615	362,678
Equity Lifestyle Properties, Inc.	8,936	577,266
Equity Residential (SBI)	48,159	2,841,381
Essex Property Trust, Inc.	8,451	1,790,936
Extra Space Storage, Inc.	15,180	2,234,192
Federal Realty Investment Trust (SBI)	10,436	1,054,453
First Industrial Realty Trust, Inc.	17,128	826,597
Gaming & Leisure Properties	31,753	1,654,014
Healthcare Trust of America, Inc.	49,300	950,011
Healthpeak Properties, Inc.	70,122	1,757,959
Highwoods Properties, Inc. (SBI)	13,485	377,310
Host Hotels & Resorts, Inc.	92,054	1,477,467
Hudson Pacific Properties, Inc.	18,063	175,753
Invitation Homes, Inc.	79,355	2,352,082
Iron Mountain, Inc.	9,422	469,687
JBG SMITH Properties	13,789	261,715
Kilroy Realty Corp.	15,110	584,304
Kimco Realty Corp.	78,549	1,663,668
Lamar Advertising Co. Class A	1,365	128,856
Life Storage, Inc.	10,937	1,077,295
Medical Properties Trust, Inc.	77,227	860,309
Mid-America Apartment Communities, Inc.	14,928	2,343,547
National Retail Properties, Inc.	23,188	1,061,083
National Storage Affiliates Trust	11,028	398,331
Omega Healthcare Investors, Inc.	30,560	854,152
Park Hotels & Resorts, Inc.	28,913	340,884
Rayonier, Inc.	18,940	624,262
Realty Income Corp.	81,633	5,177,981
Regency Centers Corp.	22,282	1,392,625
Rexford Industrial Realty, Inc.	23,877	1,304,639
SBA Communications Corp. Class A	10,707	3,001,279
Simon Property Group, Inc.	21,849	2,566,821
SL Green Realty Corp.	8,268	278,797
Spirit Realty Capital, Inc.	18,094	722,493
Store Capital Corp.	33,048	1,059,519
Sun Communities, Inc.	15,819	2,262,117
UDR, Inc.	42,097	1,630,417
Ventas, Inc.	51,920	2,338,996
VICI Properties, Inc.	125,119	4,053,856
Vornado Realty Trust	22,945	477,485
Welltower, Inc.	61,527	4,033,095
Weyerhaeuser Co.	95,695	2,966,545
WP Carey, Inc.	26,816	2,095,670
		79,714,192
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	20,987	1,615,160
Howard Hughes Corp. (a)	4,756	363,454
Jones Lang LaSalle, Inc. (a)	6,206	989,050
Opendoor Technologies, Inc. (a)(b)	44,246	51,325
WeWork, Inc. (a)(b)	28,172	40,286
Zillow Group, Inc.:
Class A (a)	6,893	215,131
Class C (a)(b)	19,256	620,236
		3,894,642
TOTAL REAL ESTATE		83,608,834
UTILITIES - 9.1%
Electric Utilities - 4.5%
Alliant Energy Corp.	32,594	1,799,515
Avangrid, Inc. (b)	9,213	395,975
Constellation Energy Corp.	42,472	3,661,511
Edison International	48,895	3,110,700
Entergy Corp.	26,402	2,970,225
Evergy, Inc.	28,909	1,819,243
Eversource Energy	44,817	3,757,457
FirstEnergy Corp.	70,622	2,961,887
Hawaiian Electric Industries, Inc.	14,135	591,550
IDACORP, Inc.	6,540	705,339
NRG Energy, Inc.	29,788	947,854
OGE Energy Corp.	25,965	1,026,916
PG&E Corp. (a)	214,127	3,481,705
Pinnacle West Capital Corp.	14,682	1,116,419
PPL Corp.	95,848	2,800,679
Xcel Energy, Inc.	70,933	4,973,113
		36,120,088
Gas Utilities - 0.5%
Atmos Energy Corp.	17,950	2,011,657
National Fuel Gas Co.	10,472	662,878
UGI Corp.	27,222	1,009,120
		3,683,655
Independent Power and Renewable Electricity Producers - 0.4%
Brookfield Renewable Corp.	16,600	457,164
The AES Corp.	71,137	2,045,900
Vistra Corp.	21,605	501,236
		3,004,300
Multi-Utilities - 3.1%
Ameren Corp.	33,473	2,976,419
CenterPoint Energy, Inc.	81,944	2,457,501
CMS Energy Corp.	37,652	2,384,501
Consolidated Edison, Inc.	46,167	4,400,177
DTE Energy Co.	25,091	2,948,945
NiSource, Inc.	52,803	1,447,858
Public Service Enterprise Group, Inc.	64,761	3,967,906
WEC Energy Group, Inc.	41,045	3,848,379
		24,431,686
Water Utilities - 0.6%
American Water Works Co., Inc.	23,659	3,606,105
Essential Utilities, Inc.	30,086	1,436,005
		5,042,110
TOTAL UTILITIES		72,281,839
TOTAL COMMON STOCKS (Cost $684,948,296)		789,858,063

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (Cost $99,916)	100,000	99,752

Money Market Funds - 3.4%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (d)	156	156
Fidelity Securities Lending Cash Central Fund 4.37% (d)(e)	26,816,080	26,818,762
TOTAL MONEY MARKET FUNDS (Cost $26,818,918)		26,818,918

TOTAL INVESTMENT IN SECURITIES - 103.1% (Cost $711,867,130)	816,776,733
NET OTHER ASSETS (LIABILITIES) - (3.1)%	(24,870,074)
NET ASSETS - 100.0%	791,906,659

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	10	Mar 2023	2,442,600	14,177	14,177

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	-	78,241,253	78,241,097	25,610	-	-	156	0.0%
Fidelity Securities Lending Cash Central Fund 4.37%	23,207,975	83,255,536	79,644,749	186,706	-	-	26,818,762	0.1%
Total	23,207,975	161,496,789	157,885,846	212,316	-	-	26,818,918

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	24,527,578	24,527,578	-	-
Consumer Discretionary	78,234,701	78,234,701	-	-
Consumer Staples	32,252,954	32,252,954	-	-
Energy	43,068,390	43,068,390	-	-
Financials	143,778,653	143,778,653	-	-
Health Care	59,049,197	59,049,197	-	-
Industrials	123,190,321	123,190,321	-	-
Information Technology	69,764,225	69,764,225	-	-
Materials	60,101,371	60,101,371	-	-
Real Estate	83,608,834	83,608,834	-	-
Utilities	72,281,839	72,281,839	-	-

U.S. Government and Government Agency Obligations	99,752	-	99,752	-

Money Market Funds	26,818,918	26,818,918	-	-
Total Investments in Securities:	816,776,733	816,676,981	99,752	-
Derivative Instruments:

Assets
Futures Contracts	14,177	14,177	-	-
Total Assets	14,177	14,177	-	-
Total Derivative Instruments:	14,177	14,177	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	14,177	0
Total Equity Risk	14,177	0
Total Value of Derivatives	14,177	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Mid Cap Value Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		December 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $26,071,198) - See accompanying schedule:
Unaffiliated issuers (cost $685,048,212)	$789,957,815
Fidelity Central Funds (cost $26,818,918)	26,818,918

Total Investment in Securities (cost $711,867,130)		$816,776,733
Segregated cash with brokers for derivative instruments		13,258
Cash		15,536
Receivable for investments sold		8,630,052
Receivable for fund shares sold		655,331
Dividends receivable		1,622,971
Distributions receivable from Fidelity Central Funds		27,738
Other receivables		15
Total assets		827,741,634
Liabilities
Payable for fund shares redeemed	750,486
Accrued management fee	33,859
Notes payable to affiliates	8,219,000
Payable for daily variation margin on futures contracts	10,785
Other payables and accrued expenses	2,083
Collateral on securities loaned	26,818,762
Total Liabilities		35,834,975
Net Assets		$791,906,659
Net Assets consist of:
Paid in capital		$696,057,472
Total accumulated earnings (loss)		95,849,187
Net Assets		$791,906,659
Net Asset Value , offering price and redemption price per share ($791,906,659 ÷ 34,837,361 shares)		$22.73

Statement of Operations
		Six months ended December 31, 2022 (Unaudited)
Investment Income
Dividends		$8,333,719
Interest		1,113
Income from Fidelity Central Funds (including $186,706 from security lending)		212,316
Total Income		8,547,148
Expenses
Management fee	$198,928
Independent trustees' fees and expenses	1,362
Interest	10,014
Total expenses before reductions	210,304
Expense reductions	(175)
Total expenses after reductions		210,129
Net Investment income (loss)		8,337,019
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,116,501
Futures contracts	(192,853)
Total net realized gain (loss)		1,923,648
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	29,742,053
Futures contracts	(12,411)
Total change in net unrealized appreciation (depreciation)		29,729,642
Net gain (loss)		31,653,290
Net increase (decrease) in net assets resulting from operations		$39,990,309
Statement of Changes in Net Assets

	Six months ended December 31, 2022 (Unaudited)	Year ended June 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,337,019	$16,663,664
Net realized gain (loss)	1,923,648	7,609,877
Change in net unrealized appreciation (depreciation)	29,729,642	(123,503,389)
Net increase (decrease) in net assets resulting from operations	39,990,309	(99,229,848)
Distributions to shareholders	(21,922,393)	(53,176,354)
Share transactions
Proceeds from sales of shares	145,147,132	411,832,421
Reinvestment of distributions	7,596,612	21,077,325
Cost of shares redeemed	(175,998,462)	(392,096,125)
Net increase (decrease) in net assets resulting from share transactions	(23,254,718)	40,813,621
Total increase (decrease) in net assets	(5,186,802)	(111,592,581)

Net Assets
Beginning of period	797,093,461	908,686,042
End of period	$791,906,659	$797,093,461

Other Information
Shares
Sold	6,262,354	16,157,682
Issued in reinvestment of distributions	327,643	830,362
Redeemed	(7,601,487)	(15,833,117)
Net increase (decrease)	(1,011,490)	1,154,927

Financial Highlights
Fidelity® Mid Cap Value Index Fund

	Six months ended (Unaudited) December 31, 2022	Years ended June 30, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$22.23	$26.19	$17.36	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.24	.43	.41	.46
Net realized and unrealized gain (loss)	.88	(2.90)	8.69	(2.97)
Total from investment operations	1.12	(2.47)	9.10	(2.51)
Distributions from net investment income	(.45)	(.39)	(.27)	(.13)
Distributions from net realized gain	(.17)	(1.11)	-	-
Total distributions	(.62)	(1.49) D	(.27)	(.13)
Net asset value, end of period	$22.73	$22.23	$26.19	$17.36
Total Return E,F	5.02%	(10.08)%	52.83%	(12.65)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.05% I	.05%	.05%	.05% I
Expenses net of fee waivers, if any	.05% I	.05%	.05%	.05% I
Expenses net of all reductions	.05% I	.05%	.05%	.05% I
Net investment income (loss)	2.09% I	1.70%	1.80%	2.82% I
Supplemental Data
Net assets, end of period (000 omitted)	$791,907	$797,093	$908,686	$249,744
Portfolio turnover rate J	16% I	41%	32%	89% I

A For the period July 11, 2019 (commencement of operations) through June 30, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Small Cap Growth Index Fund
Investment Summary December 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Halozyme Therapeutics, Inc.	0.7
Shockwave Medical, Inc.	0.6
Inspire Medical Systems, Inc.	0.6
EMCOR Group, Inc.	0.6
Crocs, Inc.	0.6
Matador Resources Co.	0.6
Iridium Communications, Inc.	0.6
Texas Roadhouse, Inc. Class A	0.5
Karuna Therapeutics, Inc.	0.5
Murphy U.S.A., Inc.	0.5
5.8

Market Sectors (% of Fund's net assets)

Health Care	23.2
Information Technology	19.8
Industrials	17.8
Consumer Discretionary	10.8
Energy	7.3
Financials	5.7
Consumer Staples	4.5
Materials	4.4
Communication Services	2.3
Real Estate	2.2
Utilities	1.8

Asset Allocation (% of Fund's net assets)

Foreign investments - 4.8%
Futures - 0.2%

Fidelity® Small Cap Growth Index Fund
Schedule of Investments December 31, 2022 (Unaudited)
Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.8%
Anterix, Inc. (a)	1,533	49,317
Bandwidth, Inc. (a)	1,277	29,307
Charge Enterprises, Inc. (a)	36,743	45,561
Cogent Communications Group, Inc.	6,497	370,849
Consolidated Communications Holdings, Inc. (a)	1,772	6,344
Globalstar, Inc. (a)(b)	161,082	214,239
IDT Corp. Class B (a)	3,125	88,031
Iridium Communications, Inc.	34,633	1,780,136
Ooma, Inc. (a)	6,552	89,238
		2,673,022
Entertainment - 0.3%
Chicken Soup For The Soul Entertainment, Inc. (a)	2	10
Cinemark Holdings, Inc. (a)(b)	23,752	205,692
IMAX Corp. (a)	7,955	116,620
Liberty Media Corp. Liberty Braves:
Class A (a)(b)	1,494	48,809
Class C (a)	11,537	371,838
Playstudios, Inc. Class A (a)	11,085	43,010
Reservoir Media, Inc. (a)	5,289	31,575
		817,554
Interactive Media & Services - 0.7%
CarGurus, Inc. Class A (a)	28,276	396,147
Cars.com, Inc. (a)	2,366	32,580
DHI Group, Inc. (a)	9,530	50,414
Eventbrite, Inc. (a)	19,089	111,862
EverQuote, Inc. Class A (a)(b)	5,589	82,382
MediaAlpha, Inc. Class A (a)	6,734	67,003
QuinStreet, Inc. (a)	849	12,183
Shutterstock, Inc.	6,728	354,700
The Arena Group Holdings, Inc.	2,431	25,793
Vimeo, Inc. (a)	39,199	134,453
Vinco Ventures, Inc. (a)(b)	37,359	17,335
Wejo Group Ltd. (a)	14,893	7,164
Yelp, Inc. (a)	18,781	513,473
Ziff Davis, Inc. (a)	2,362	186,834
ZipRecruiter, Inc. (a)	20,351	334,163
		2,326,486
Media - 0.5%
AdTheorent Holding Co., Inc. Class A (a)	10,835	17,986
Boston Omaha Corp. (a)	133	3,525
Entravision Communication Corp. Class A	12,108	58,118
Gambling.com Group Ltd. (a)	2,549	23,323
Gray Television, Inc.	10,165	113,746
Innovid Corp. (a)(b)	19,538	33,410
Integral Ad Science Holding Corp. (a)	3,556	31,257
John Wiley & Sons, Inc. Class A	11,194	448,432
Loyalty Ventures, Inc. (a)	1,829	4,408
PubMatic, Inc. (a)(b)	11,168	143,062
Sinclair Broadcast Group, Inc. Class A (b)	11,346	175,976
Stagwell, Inc. (a)(b)	1,897	11,780
TechTarget, Inc. (a)	7,568	333,446
Thryv Holdings, Inc. (a)(b)	1,697	32,243
WideOpenWest, Inc. (a)	8,615	78,483
		1,509,195
Wireless Telecommunication Services - 0.0%
Gogo, Inc. (a)(b)	1,072	15,823
TOTAL COMMUNICATION SERVICES		7,342,080
CONSUMER DISCRETIONARY - 10.8%
Auto Components - 1.5%
American Axle & Manufacturing Holdings, Inc. (a)	1,474	11,527
Dorman Products, Inc. (a)	7,302	590,513
Fox Factory Holding Corp. (a)	11,733	1,070,402
Gentherm, Inc. (a)	9,150	597,404
Holley, Inc. (a)(b)	14,638	31,033
LCI Industries	6,917	639,477
Luminar Technologies, Inc. (a)(b)	69,900	346,005
Patrick Industries, Inc.	609	36,905
Solid Power, Inc. (a)(b)	14,530	36,906
Stoneridge, Inc. (a)	960	20,698
Visteon Corp. (a)	7,696	1,006,868
XPEL, Inc. (a)	5,972	358,678
		4,746,416
Automobiles - 0.2%
Canoo, Inc. (a)(b)	47,555	58,493
Faraday Future Intelligent Electric, Inc. (a)(b)	31,750	9,217
Fisker, Inc. (a)(b)	49,560	360,301
Mullen Automotive, Inc. (a)(b)	92,165	26,359
Workhorse Group, Inc. (a)(b)	41,239	62,683
		517,053
Distributors - 0.0%
Funko, Inc. (a)(b)	9,106	99,346
Diversified Consumer Services - 0.9%
Carriage Services, Inc.	3,745	103,137
Chegg, Inc. (a)	34,736	877,779
Coursera, Inc. (a)	31,877	377,105
Duolingo, Inc. (a)	6,527	464,266
European Wax Center, Inc. (b)	6,466	80,502
Nerdy, Inc. Class A (a)(b)	16,230	36,518
OneSpaWorld Holdings Ltd. (a)(b)	18,288	170,627
Rover Group, Inc. Class A (a)	24,973	91,651
Stride, Inc. (a)	11,307	353,683
The Beachbody Co., Inc. (a)	4,749	2,498
Udemy, Inc. (a)	20,426	215,494
Universal Technical Institute, Inc. (a)	9,177	61,669
Vivint Smart Home, Inc. Class A (a)	6,729	80,075
		2,915,004
Hotels, Restaurants & Leisure - 3.2%
Accel Entertainment, Inc. (a)	15,549	119,727
Bloomin' Brands, Inc.	17,526	352,623
Bluegreen Vacations Holding Corp. Class A	331	8,262
Brinker International, Inc. (a)	10,812	345,011
Century Casinos, Inc. (a)	6,101	42,890
Cracker Barrel Old Country Store, Inc.	6,169	584,451
Dave & Buster's Entertainment, Inc. (a)	11,882	421,098
Denny's Corp. (a)	10,814	99,597
Dine Brands Global, Inc.	3,558	229,847
Everi Holdings, Inc. (a)	12,905	185,187
F45 Training Holdings, Inc. (a)	10,345	29,483
First Watch Restaurant Group, Inc. (a)	1,497	20,254
Full House Resorts, Inc. (a)	2,385	17,935
Golden Entertainment, Inc. (a)	5,489	205,289
Hilton Grand Vacations, Inc. (a)	23,820	918,023
Inspired Entertainment, Inc. (a)	3,875	49,096
International Game Technology PLC	6,082	137,940
Jack in the Box, Inc.	828	56,494
Krispy Kreme, Inc. (b)	5,239	54,066
Kura Sushi U.S.A., Inc. Class A (a)	1,283	61,173
Lindblad Expeditions Holdings (a)(b)	830	6,391
Monarch Casino & Resort, Inc. (a)	3,644	280,187
NeoGames SA (a)	3,622	44,152
Noodles & Co. (a)	11,300	62,037
Papa John's International, Inc.	6,519	536,579
Portillo's, Inc. (a)	7,792	127,165
RCI Hospitality Holdings, Inc.	2,185	203,620
Red Rock Resorts, Inc.	6,100	244,061
Rush Street Interactive, Inc. (a)	16,241	58,305
Ruth's Hospitality Group, Inc.	8,828	136,657
SeaWorld Entertainment, Inc. (a)	5,536	296,231
Shake Shack, Inc. Class A (a)	10,421	432,784
Sonder Holdings, Inc. (a)	52,931	65,634
Sweetgreen, Inc. Class A (a)(b)	24,823	212,733
Target Hospitality Corp. (a)(b)	8,121	122,952
Texas Roadhouse, Inc. Class A	18,585	1,690,306
The Cheesecake Factory, Inc. (b)	13,459	426,785
The ONE Group Hospitality, Inc. (a)(b)	6,357	40,049
Wingstop, Inc. (b)	8,309	1,143,485
Xponential Fitness, Inc. (a)(b)	1,509	34,601
		10,103,160
Household Durables - 1.4%
Aterian, Inc. (a)	1,640	1,263
Cavco Industries, Inc. (a)	2,466	557,933
Century Communities, Inc.	594	29,706
Dream Finders Homes, Inc. (a)(b)	6,045	52,350
Green Brick Partners, Inc. (a)	2,055	49,793
Helen of Troy Ltd. (a)	6,621	734,335
Hovnanian Enterprises, Inc. Class A (a)	1,454	61,184
Installed Building Products, Inc.	6,625	567,100
iRobot Corp. (a)(b)	6,475	311,642
KB Home	3,900	124,215
LGI Homes, Inc. (a)	376	34,818
Lovesac (a)	3,942	86,763
M.D.C. Holdings, Inc.	4,264	134,742
M/I Homes, Inc. (a)	934	43,132
Meritage Homes Corp. (a)	671	61,866
Purple Innovation, Inc. (a)(b)	1,004	4,809
Skyline Champion Corp. (a)	14,893	767,138
Sonos, Inc. (a)	35,258	595,860
Taylor Morrison Home Corp. (a)	3,575	108,501
TRI Pointe Homes, Inc. (a)	2,150	39,969
Vizio Holding Corp. (a)(b)	19,172	142,065
Vuzix Corp. (a)(b)	14,357	52,259
		4,561,443
Internet & Direct Marketing Retail - 0.3%
a.k.a. Brands Holding Corp. (a)(b)	580	737
CarParts.com, Inc. (a)	14,452	90,470
Duluth Holdings, Inc. (a)(b)	1,733	10,710
Groupon, Inc. (a)(b)	706	6,057
Liquidity Services, Inc. (a)	3,522	49,519
Lulu's Fashion Lounge Holdings, Inc. (a)(b)	5,020	12,600
PetMed Express, Inc. (b)	4,749	84,057
Quotient Technology, Inc. (a)	2,930	10,050
Rent the Runway, Inc. Class A (a)(b)	13,347	40,708
Revolve Group, Inc. (a)(b)	11,446	254,788
Stitch Fix, Inc. (a)(b)	9,504	29,557
The RealReal, Inc. (a)(b)	4,749	5,936
thredUP, Inc. (a)(b)	2,770	3,629
Vivid Seats, Inc. Class A (a)(b)	1,899	13,863
Xometry, Inc. (a)(b)	9,541	307,506
		920,187
Leisure Products - 0.3%
Acushnet Holdings Corp. (b)	2,584	109,717
Clarus Corp.	7,076	55,478
Latham Group, Inc. (a)(b)	12,400	39,928
Malibu Boats, Inc. Class A (a)	5,671	302,264
Marine Products Corp.	2,403	28,283
MasterCraft Boat Holdings, Inc. (a)	4,690	121,330
Smith & Wesson Brands, Inc. (b)	983	8,532
Sturm, Ruger & Co., Inc.	4,331	219,235
		884,767
Multiline Retail - 0.2%
Dillard's, Inc. Class A	1,110	358,752
Franchise Group, Inc.	6,926	164,977
		523,729
Specialty Retail - 1.7%
Arko Corp.	22,551	195,292
Asbury Automotive Group, Inc. (a)	1,785	319,961
Bed Bath & Beyond, Inc. (a)(b)	15,772	39,588
Boot Barn Holdings, Inc. (a)	8,238	515,040
Build-A-Bear Workshop, Inc.	2,700	64,368
Caleres, Inc.	9,854	219,547
Camping World Holdings, Inc. (b)	10,980	245,074
Chico's FAS, Inc. (a)	24,839	122,208
Citi Trends, Inc. (a)	161	4,263
Designer Brands, Inc. Class A	10,368	101,399
Destination XL Group, Inc. (a)	8,434	56,930
EVgo, Inc. Class A (a)(b)	2,740	12,248
Guess?, Inc.	8,633	178,617
Hibbett, Inc.	2,818	192,244
MarineMax, Inc. (a)	542	16,921
Murphy U.S.A., Inc.	5,794	1,619,655
National Vision Holdings, Inc. (a)(b)	1,255	48,644
OneWater Marine, Inc. Class A (a)(b)	307	8,780
Party City Holdco, Inc. (a)(b)	10,943	4,000
Rent-A-Center, Inc. (b)	13,985	315,362
Sally Beauty Holdings, Inc. (a)	27,257	341,258
Sleep Number Corp. (a)(b)	2,658	69,055
The Buckle, Inc.	7,779	352,778
The Children's Place, Inc. (a)(b)	2,305	83,948
Torrid Holdings, Inc. (a)(b)	2,422	7,169
Warby Parker, Inc. (a)(b)	23,279	314,034
		5,448,383
Textiles, Apparel & Luxury Goods - 1.1%
Allbirds, Inc. Class A (a)(b)	6,770	16,383
Crocs, Inc. (a)	16,830	1,824,877
Ermenegildo Zegna Holditalia SpA	3,336	34,928
Kontoor Brands, Inc.	15,390	615,446
Oxford Industries, Inc.	2,892	269,477
Rocky Brands, Inc.	84	1,984
Steven Madden Ltd.	21,373	683,081
Wolverine World Wide, Inc.	21,519	235,203
		3,681,379
TOTAL CONSUMER DISCRETIONARY		34,400,867
CONSUMER STAPLES - 4.5%
Beverages - 1.0%
Celsius Holdings, Inc. (a)(b)	15,425	1,604,817
Coca-Cola Bottling Co. Consolidated	1,312	672,216
Duckhorn Portfolio, Inc. (a)	11,861	196,537
MGP Ingredients, Inc.	3,946	419,775
National Beverage Corp. (b)	6,577	306,028
The Vita Coco Co., Inc. (a)(b)	7,850	108,487
Vintage Wine Estates, Inc. (a)(b)	1,765	5,754
		3,313,614
Food & Staples Retailing - 0.5%
Chefs' Warehouse Holdings (a)	6,734	224,108
Natural Grocers by Vitamin Cottage, Inc.	2,534	23,161
PriceSmart, Inc.	4,288	260,625
Rite Aid Corp. (a)(b)	7,362	24,589
Sprouts Farmers Market LLC (a)	29,490	954,591
United Natural Foods, Inc. (a)	1,190	46,065
		1,533,139
Food Products - 1.4%
Benson Hill, Inc. (a)	23,484	59,884
Beyond Meat, Inc. (a)(b)	17,141	211,006
BRC, Inc. Class A (a)	7,699	47,041
Cal-Maine Foods, Inc.	9,795	533,338
Calavo Growers, Inc.	4,821	141,737
J&J Snack Foods Corp.	4,242	635,070
John B. Sanfilippo & Son, Inc.	1,515	123,200
Lancaster Colony Corp.	4,580	903,634
Local Bounti Corp. (a)(b)	18,353	25,511
Mission Produce, Inc. (a)	981	11,399
Sovos Brands, Inc. (a)	7,584	108,982
SunOpta, Inc. (a)	25,293	213,473
Tattooed Chef, Inc. (a)(b)	13,898	17,095
The Simply Good Foods Co. (a)	24,745	941,052
Tootsie Roll Industries, Inc.	3,633	154,657
Utz Brands, Inc. Class A	15,940	252,808
Vital Farms, Inc. (a)	8,200	122,344
		4,502,231
Household Products - 0.4%
Central Garden & Pet Co. (a)	499	18,688
Central Garden & Pet Co. Class A (non-vtg.) (a)	4,405	157,699
Energizer Holdings, Inc.	18,389	616,951
WD-40 Co.	3,800	612,598
		1,405,936
Personal Products - 1.1%
BellRing Brands, Inc. (a)	36,436	934,219
elf Beauty, Inc. (a)	13,623	753,352
Herbalife Nutrition Ltd. (a)(b)	17,921	266,664
Inter Parfums, Inc.	4,942	477,002
MediFast, Inc.	3,055	352,394
Nu Skin Enterprises, Inc. Class A	5,598	236,012
The Beauty Health Co. (a)(b)	23,161	210,765
Thorne HealthTech, Inc. (a)(b)	4,111	14,923
USANA Health Sciences, Inc. (a)	2,978	158,430
Veru, Inc. (a)(b)	18,105	95,594
		3,499,355
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	45,327	41,724
Turning Point Brands, Inc.	4,049	87,580
Vector Group Ltd.	5,165	61,257
		190,561
TOTAL CONSUMER STAPLES		14,444,836
ENERGY - 7.3%
Energy Equipment & Services - 2.4%
Borr Drilling Ltd. (a)	25,556	127,013
Cactus, Inc.	16,419	825,219
Championx Corp.	55,483	1,608,452
DMC Global, Inc. (a)	1,317	25,602
Liberty Oilfield Services, Inc. Class A	38,600	617,986
Nabors Industries Ltd. (a)	2,192	339,475
Nextier Oilfield Solutions, Inc. (a)	48,895	451,790
Noble Corp. PLC (a)	4,163	156,987
Oceaneering International, Inc. (a)	25,088	438,789
Patterson-UTI Energy, Inc.	40,332	679,191
ProFrac Holding Corp. (b)	3,003	75,676
RPC, Inc.	20,549	182,681
Solaris Oilfield Infrastructure, Inc. Class A	8,904	88,417
TETRA Technologies, Inc. (a)	34,674	119,972
U.S. Silica Holdings, Inc. (a)	3,060	38,250
Valaris Ltd. (a)(b)	16,849	1,139,329
Weatherford International PLC (a)	19,519	993,907
		7,908,736
Oil, Gas & Consumable Fuels - 4.9%
Amplify Energy Corp. (a)	7,637	67,129
Arch Resources, Inc.	4,105	586,153
Battalion Oil Corp. (a)	663	6,438
Berry Corp.	3,963	31,704
Callon Petroleum Co. (a)	11,351	421,009
Chord Energy Corp.	6,890	942,621
CNX Resources Corp. (a)	2,256	37,991
Comstock Resources, Inc. (b)	25,583	350,743
CONSOL Energy, Inc.	8,978	583,570
Crescent Energy, Inc. Class A (b)	10,946	131,243
CVR Energy, Inc.	8,192	256,737
Delek U.S. Holdings, Inc.	19,112	516,024
Denbury, Inc. (a)	13,881	1,207,925
Earthstone Energy, Inc. (a)(b)	12,248	174,289
Empire Petroleum Corp. (a)	2,823	34,723
Energy Fuels, Inc. (a)(b)	35,570	220,890
Equitrans Midstream Corp.	26,794	179,520
Golar LNG Ltd. (a)	1,453	33,114
Gulfport Energy Corp. (a)(b)	3,004	221,215
HighPeak Energy, Inc. (b)	1,969	45,031
Kinetik Holdings, Inc. (b)	456	15,084
Kosmos Energy Ltd. (a)	125,145	795,922
Magnolia Oil & Gas Corp. Class A	48,565	1,138,849
Matador Resources Co.	31,270	1,789,895
Murphy Oil Corp.	17,901	769,922
Nextdecade Corp. (a)(b)	8,561	42,291
Northern Oil & Gas, Inc.	15,653	482,425
Par Pacific Holdings, Inc. (a)	13,359	310,597
PBF Energy, Inc. Class A	6,207	253,121
Permian Resource Corp. Class A (b)	7,858	73,865
Ranger Oil Corp. (b)	5,346	216,139
Riley Exploration Permian, Inc.	1,830	53,857
Ring Energy, Inc. (a)(b)	10,786	26,534
SandRidge Energy, Inc. (a)	8,669	147,633
SilverBow Resources, Inc. (a)	3,301	93,352
Sitio Royalties Corp. (b)	19,841	572,413
SM Energy Co.	33,627	1,171,228
Talos Energy, Inc. (a)	18,397	347,335
Tellurian, Inc. (a)(b)	142,493	239,388
Ur-Energy, Inc. (a)	50,814	58,436
Uranium Energy Corp. (a)(b)	97,380	377,834
VAALCO Energy, Inc.	29,974	136,681
Vertex Energy, Inc. (a)(b)	13,410	83,142
Vital Energy, Inc. (a)	4,625	237,818
W&T Offshore, Inc. (a)	22,072	123,162
		15,604,992
TOTAL ENERGY		23,513,728
FINANCIALS - 5.7%
Banks - 1.7%
BancFirst Corp.	3,287	289,848
Bancorp, Inc., Delaware (a)	8,751	248,353
Cadence Bank	3,227	79,578
Coastal Financial Corp. of Washington (a)	2,818	133,911
Eastern Bankshares, Inc.	8,690	149,903
Esquire Financial Holdings, Inc.	1,605	69,432
Farmers & Merchants Bancorp, Inc.	1,096	29,789
First Bancorp, Puerto Rico	4,088	51,999
First Financial Bankshares, Inc. (b)	36,196	1,245,142
First Guaranty Bancshares, Inc.	152	3,564
Five Star Bancorp	1,181	32,170
Glacier Bancorp, Inc.	4,071	201,189
HomeTrust Bancshares, Inc.	511	12,351
Lakeland Financial Corp.	6,182	451,101
Live Oak Bancshares, Inc.	7,264	219,373
Metrocity Bankshares, Inc.	1,115	24,117
Metropolitan Bank Holding Corp. (a)	245	14,374
National Bank Holdings Corp.	567	23,854
Nicolet Bankshares, Inc. (a)	274	21,862
Pathward Financial, Inc.	2,216	95,399
Professional Holdings Corp. (A Shares) (a)	242	6,713
ServisFirst Bancshares, Inc.	13,957	961,777
Silvergate Capital Corp. (a)(b)	7,066	122,948
Stock Yards Bancorp, Inc.	6,668	433,287
The Bank of NT Butterfield & Son Ltd.	872	25,994
Third Coast Bancshares, Inc. (a)	52	958
Triumph Bancorp, Inc. (a)	2,423	118,412
Veritex Holdings, Inc.	2,221	62,366
West Bancorp., Inc.	743	18,984
Westamerica Bancorp.	1,790	105,628
		5,254,376
Capital Markets - 2.2%
Artisan Partners Asset Management, Inc.	10,964	325,631
B. Riley Financial, Inc. (b)	5,864	200,549
Blucora, Inc. (a)	13,083	334,009
BrightSphere Investment Group, Inc.	7,999	164,619
Cohen & Steers, Inc.	7,066	456,181
Diamond Hill Investment Group, Inc.	793	146,721
Donnelley Financial Solutions, Inc. (a)	440	17,006
Federated Hermes, Inc.	23,686	860,039
Focus Financial Partners, Inc. Class A (a)	16,164	602,432
GCM Grosvenor, Inc. Class A	9,997	76,077
Hamilton Lane, Inc. Class A	10,044	641,611
Houlihan Lokey	13,881	1,209,868
MarketWise, Inc. Class A (a)	1,251	2,102
Moelis & Co. Class A	9,001	345,368
Open Lending Corp. (a)	29,804	201,177
Perella Weinberg Partners Class A	9,105	89,229
PJT Partners, Inc.	6,557	483,185
Sculptor Capital Management, Inc. Class A	3,599	31,167
Silvercrest Asset Management Group Class A	2,525	47,394
StepStone Group, Inc. Class A	15,260	384,247
StoneX Group, Inc. (a)	362	34,499
Value Line, Inc.	251	12,771
Victory Capital Holdings, Inc.	1,403	37,642
Virtus Investment Partners, Inc.	208	39,820
WisdomTree Investments, Inc.	37,302	203,296
		6,946,640
Consumer Finance - 0.2%
Atlanticus Holdings Corp. (a)(b)	798	20,908
CURO Group Holdings Corp.	5,231	18,570
FirstCash Holdings, Inc.	5,227	454,279
Green Dot Corp. Class A (a)	1,506	23,825
LendingClub Corp. (a)	2,090	18,392
LendingTree, Inc. (a)	2,944	62,796
MoneyLion, Inc. (a)	2,916	1,808
NerdWallet, Inc. (a)	7,383	70,877
PROG Holdings, Inc. (a)	2,298	38,813
World Acceptance Corp. (a)(b)	767	50,576
		760,844
Insurance - 1.4%
BRP Group, Inc. (a)	17,023	427,958
eHealth, Inc. (a)	1,978	9,574
Goosehead Insurance (a)(b)	4,634	159,132
HCI Group, Inc. (b)	1,787	70,747
Investors Title Co.	65	9,591
Kinsale Capital Group, Inc.	6,021	1,574,612
Palomar Holdings, Inc. (a)	6,827	308,307
RLI Corp.	10,848	1,424,017
Siriuspoint Ltd. (a)	2,036	12,012
Trupanion, Inc. (a)(b)	10,886	517,412
Universal Insurance Holdings, Inc.	1,423	15,070
		4,528,432
Mortgage Real Estate Investment Trusts - 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,741	50,454
PennyMac Mortgage Investment Trust	5,345	66,225
		116,679
Thrifts & Mortgage Finance - 0.2%
Axos Financial, Inc. (a)	1,702	65,050
Bridgewater Bancshares, Inc. (a)	960	17,030
Columbia Financial, Inc. (a)	3,101	67,044
Greene County Bancorp, Inc.	936	53,745
Hingham Institution for Savings	27	7,451
NMI Holdings, Inc. (a)	1,610	33,649
Velocity Financial, Inc. (a)	96	926
Walker & Dunlop, Inc.	5,989	470,017
		714,912
TOTAL FINANCIALS		18,321,883
HEALTH CARE - 23.2%
Biotechnology - 9.1%
Aadi Bioscience, Inc. (a)	3,696	47,420
ACADIA Pharmaceuticals, Inc. (a)	33,139	527,573
ADMA Biologics, Inc. (a)	22,614	87,742
Affimed NV (a)	38,689	47,974
Agenus, Inc. (a)	84,953	203,887
Akero Therapeutics, Inc. (a)	656	35,949
Albireo Pharma, Inc. (a)(b)	5,093	110,060
Alector, Inc. (a)	17,301	159,688
Alkermes PLC (a)	45,195	1,180,945
Alpine Immune Sciences, Inc. (a)(b)	2,849	20,940
Amicus Therapeutics, Inc. (a)	76,677	936,226
Anavex Life Sciences Corp. (a)(b)	19,045	176,357
Apellis Pharmaceuticals, Inc. (a)	26,008	1,344,874
Arbutus Biopharma Corp. (a)	16,349	38,093
Arcturus Therapeutics Holdings, Inc. (a)	5,915	100,318
Arcutis Biotherapeutics, Inc. (a)	11,454	169,519
Arrowhead Pharmaceuticals, Inc. (a)	28,623	1,160,949
Atara Biotherapeutics, Inc. (a)	2,702	8,863
Aura Biosciences, Inc. (a)	5,063	53,162
Aurinia Pharmaceuticals, Inc. (a)	37,361	161,400
Avid Bioservices, Inc. (a)	17,119	235,729
Beam Therapeutics, Inc. (a)(b)	17,738	693,733
BioCryst Pharmaceuticals, Inc. (a)(b)	35,435	406,794
Biohaven Ltd. (a)	10,917	151,528
Blueprint Medicines Corp. (a)	16,615	727,903
BridgeBio Pharma, Inc. (a)(b)	17,776	135,453
CareDx, Inc. (a)	13,967	159,363
Catalyst Pharmaceutical Partners, Inc. (a)	26,983	501,884
Celldex Therapeutics, Inc. (a)	2,671	119,046
Celularity, Inc. Class A (a)	17,621	22,731
Cerevel Therapeutics Holdings (a)(b)	15,801	498,364
Chimerix, Inc. (a)	16,402	30,508
Chinook Therapeutics, Inc. rights (a)(c)	985	0
Coherus BioSciences, Inc. (a)	19,887	157,505
Crinetics Pharmaceuticals, Inc. (a)	2,014	36,856
CTI BioPharma Corp. (a)(b)	5,468	32,863
Cytokinetics, Inc. (a)	20,610	944,350
Deciphera Pharmaceuticals, Inc. (a)	3,651	59,840
Denali Therapeutics, Inc. (a)	30,287	842,281
Dynavax Technologies Corp. (a)(b)	33,333	354,663
Eagle Pharmaceuticals, Inc. (a)	2,861	83,627
Eiger Biopharmaceuticals, Inc. (a)	10,817	12,764
Enanta Pharmaceuticals, Inc. (a)	569	26,470
Fate Therapeutics, Inc. (a)(b)	23,275	234,845
FibroGen, Inc. (a)	21,534	344,975
Foghorn Therapeutics, Inc. (a)	5,635	35,951
Gelesis Holdings, Inc. Class A (a)	958	278
Geron Corp. (a)(b)	70,130	169,715
Gossamer Bio, Inc. (a)	17,617	38,229
GreenLight Biosciences Holdings PBC Class A (a)	25,071	29,584
Halozyme Therapeutics, Inc. (a)	36,834	2,095,850
Heron Therapeutics, Inc. (a)(b)	28,890	72,225
HilleVax, Inc.	996	16,663
Humacyte, Inc. Class A (a)(b)	16,399	34,602
IGM Biosciences, Inc. (a)(b)	2,242	38,136
Imago BioSciences, Inc. (a)	4,180	150,271
ImmunityBio, Inc. (a)(b)	17,369	88,061
ImmunoGen, Inc. (a)	29,624	146,935
Inhibrx, Inc. (a)(b)	9,049	222,967
Insmed, Inc. (a)	37,565	750,549
Intellia Therapeutics, Inc. (a)	15,489	540,411
Intercept Pharmaceuticals, Inc. (a)	6,796	84,067
Ironwood Pharmaceuticals, Inc. Class A (a)	37,686	466,930
Iveric Bio, Inc. (a)	37,457	801,954
Karuna Therapeutics, Inc. (a)	8,362	1,643,133
Karyopharm Therapeutics, Inc. (a)(b)	21,456	72,950
Keros Therapeutics, Inc. (a)	5,042	242,117
Kiniksa Pharmaceuticals Ltd. (a)	8,106	121,428
Krystal Biotech, Inc. (a)	1,911	151,389
Lexicon Pharmaceuticals, Inc. (a)	8,104	15,479
Madrigal Pharmaceuticals, Inc. (a)	3,538	1,026,905
MannKind Corp. (a)	7,398	38,987
MeiraGTx Holdings PLC (a)	574	3,742
Mirum Pharmaceuticals, Inc. (a)	5,111	99,665
Morphic Holding, Inc. (a)	6,093	162,988
Ocugen, Inc. (a)(b)	60,484	78,629
Omniab, Inc. (c)	191	596
Omniab, Inc. (c)	191	563
Organogenesis Holdings, Inc. Class A (a)	20,577	55,352
Outlook Therapeutics, Inc. (a)(b)	31,606	34,134
PepGen, Inc.	850	11,365
Point Biopharma Global, Inc. (a)(b)	22,313	162,662
Praxis Precision Medicines, Inc. (a)	1,029	2,449
Precigen, Inc. (a)(b)	23,171	35,220
Prime Medicine, Inc. (b)	1,140	21,181
Prometheus Biosciences, Inc. (a)(b)	9,642	1,060,620
Prothena Corp. PLC (a)	10,214	615,394
PTC Therapeutics, Inc. (a)	14,601	557,320
Rallybio Corp. (a)(b)	4,060	26,674
RAPT Therapeutics, Inc. (a)	5,089	100,762
Recursion Pharmaceuticals, Inc. (a)(b)	3,730	28,758
Relay Therapeutics, Inc. (a)	1,971	29,447
Revolution Medicines, Inc. (a)(b)	2,907	69,245
Rigel Pharmaceuticals, Inc. (a)	48,064	72,096
Sangamo Therapeutics, Inc. (a)	1,958	6,148
Seres Therapeutics, Inc. (a)	19,721	110,438
Sorrento Therapeutics, Inc. (a)(b)	19,143	16,961
SpringWorks Therapeutics, Inc. (a)(b)	1,965	51,110
Syndax Pharmaceuticals, Inc. (a)	3,500	89,075
TG Therapeutics, Inc. (a)	36,854	435,983
Travere Therapeutics, Inc. (a)	15,477	325,481
Twist Bioscience Corp. (a)	10,878	259,005
Vaxart, Inc. (a)(b)	6,879	6,610
Vaxcyte, Inc. (a)	19,892	953,821
Vera Therapeutics, Inc. (a)	3,558	68,847
Vericel Corp. (a)	13,125	345,713
Verve Therapeutics, Inc. (a)(b)	2,008	38,855
Viridian Therapeutics, Inc. (a)(b)	7,653	223,544
VistaGen Therapeutics, Inc. (a)(b)	39,676	4,087
Y-mAbs Therapeutics, Inc. (a)	10,296	50,244
Zentalis Pharmaceuticals, Inc. (a)	12,314	248,004
		28,944,568
Health Care Equipment & Supplies - 6.6%
Alphatec Holdings, Inc. (a)(b)	17,793	219,744
Artivion, Inc. (a)	9,024	109,371
Atricure, Inc. (a)	8,210	364,360
Atrion Corp.	369	206,437
AxoGen, Inc. (a)	11,186	111,636
Axonics Modulation Technologies, Inc. (a)	13,679	855,348
Cardiovascular Systems, Inc. (a)	6,038	82,238
Cerus Corp. (a)	48,495	177,007
CONMED Corp.	8,104	718,339
Cutera, Inc. (a)	4,558	201,555
Embecta Corp.	13,933	352,366
Figs, Inc. Class A (a)(b)	30,038	202,156
Glaukos Corp. (a)	12,590	549,931
Haemonetics Corp. (a)	14,026	1,103,145
Heska Corp. (a)	2,659	165,283
Inari Medical, Inc. (a)	12,284	780,771
Inogen, Inc. (a)	241	4,750
Inspire Medical Systems, Inc. (a)	7,831	1,972,472
IRadimed Corp.	1,984	56,127
iRhythm Technologies, Inc. (a)	8,407	787,484
Lantheus Holdings, Inc. (a)	19,023	969,412
Lantheus Holdings, Inc. rights (a)(c)	4,548	0
LeMaitre Vascular, Inc.	5,350	246,207
LivaNova PLC (a)	11,392	632,712
Meridian Bioscience, Inc. (a)	11,740	389,885
Merit Medical Systems, Inc. (a)	13,244	935,291
Mesa Laboratories, Inc.	1,425	236,849
Nano-X Imaging Ltd. (a)(b)	1,175	8,672
Neogen Corp. (a)	55,662	847,732
Nevro Corp. (a)	9,707	384,397
NuVasive, Inc. (a)	14,435	595,299
Omnicell, Inc. (a)	12,425	626,469
OrthoPediatrics Corp. (a)	4,218	167,581
Outset Medical, Inc. (a)	13,485	348,183
Owlet, Inc. (a)(b)	5,040	2,818
Paragon 28, Inc. (a)	12,708	242,850
PROCEPT BioRobotics Corp. (a)	7,209	299,462
Pulmonx Corp. (a)	9,598	80,911
RxSight, Inc. (a)	5,316	67,354
Senseonics Holdings, Inc. (a)(b)	132,544	136,520
Shockwave Medical, Inc. (a)	9,886	2,032,660
SI-BONE, Inc. (a)	9,444	128,438
Sight Sciences, Inc. (a)(b)	594	7,253
Silk Road Medical, Inc. (a)	10,433	551,384
Staar Surgical Co. (a)	13,389	649,902
SurModics, Inc. (a)	3,669	125,186
Tactile Systems Technology, Inc. (a)	1,912	21,950
Tenon Medical, Inc. (b)	1,970	3,113
TransMedics Group, Inc. (a)	8,477	523,200
Treace Medical Concepts, Inc. (a)	9,178	211,002
UFP Technologies, Inc. (a)	1,881	221,751
Utah Medical Products, Inc.	860	86,456
Vicarious Surgical, Inc. (a)(b)	16,309	32,944
ViewRay, Inc. (a)	35,704	159,954
Zynex, Inc. (b)	5,996	83,404
		21,077,721
Health Care Providers & Services - 3.9%
23andMe Holding Co. Class A (a)(b)	31,531	68,107
Addus HomeCare Corp. (a)	1,671	166,248
Agiliti, Inc. (a)(b)	7,633	124,494
AirSculpt Technologies, Inc. (b)	3,821	14,138
Alignment Healthcare, Inc. (a)	27,319	321,271
AMN Healthcare Services, Inc. (a)	12,019	1,235,794
Apollo Medical Holdings, Inc. (a)(b)	10,872	321,702
Cano Health, Inc. (a)(b)	46,244	63,354
Clover Health Investments Corp. (a)	108,828	101,156
Corvel Corp. (a)	2,460	357,512
Cross Country Healthcare, Inc. (a)	1,415	37,597
DocGo, Inc. Class A (a)(b)	23,042	162,907
HealthEquity, Inc. (a)	23,024	1,419,199
Hims & Hers Health, Inc. (a)(b)	28,007	179,525
Innovage Holding Corp. (a)(b)	621	4,459
LHC Group, Inc. (a)	8,178	1,322,301
LifeStance Health Group, Inc. (a)	1,523	7,524
Modivcare, Inc. (a)	1,085	97,357
National Research Corp. Class A	3,864	144,127
Option Care Health, Inc. (a)	43,407	1,306,117
Owens & Minor, Inc.	2,414	47,145
P3 Health Partners, Inc. Class A (a)(b)	4,507	8,293
Patterson Companies, Inc.	19,110	535,653
Pennant Group, Inc. (a)	7,227	79,352
PetIQ, Inc. Class A (a)	6,068	55,947
Privia Health Group, Inc. (a)	12,814	291,006
Progyny, Inc. (a)	21,154	658,947
R1 Rcm, Inc. (a)	41,682	456,418
RadNet, Inc. (a)	13,779	259,459
Select Medical Holdings Corp.	24,536	609,229
Surgery Partners, Inc. (a)	12,327	343,430
The Ensign Group, Inc.	14,901	1,409,784
The Joint Corp. (a)(b)	3,979	55,626
The Oncology Institute, Inc. (a)(b)	9,886	16,312
U.S. Physical Therapy, Inc.	3,542	287,008
		12,568,498
Health Care Technology - 0.5%
Babylon Holdings Ltd. Class A (a)(b)	1,329	8,971
Evolent Health, Inc. (a)	22,899	643,004
HealthStream, Inc. (a)	180	4,471
Nextgen Healthcare, Inc. (a)	7,687	144,362
Nutex Health, Inc. (a)(b)	69,841	132,698
OptimizeRx Corp. (a)	4,744	79,699
Pear Therapeutics, Inc. Class A (a)(b)	8,558	10,098
Phreesia, Inc. (a)	6,595	213,414
Schrodinger, Inc. (a)	15,045	281,191
Simulations Plus, Inc.	4,400	160,908
		1,678,816
Life Sciences Tools & Services - 0.8%
AbCellera Biologics, Inc. (a)	24,425	247,425
Adaptive Biotechnologies Corp. (a)	1,933	14,768
Akoya Biosciences, Inc. (a)	4,387	41,984
BioLife Solutions, Inc. (a)	834	15,179
Codexis, Inc. (a)	17,766	82,790
CryoPort, Inc. (a)(b)	10,041	174,211
Cytek Biosciences, Inc. (a)	31,750	324,168
Medpace Holdings, Inc. (a)	7,059	1,499,402
Nanostring Technologies, Inc. (a)	11,743	93,592
OmniAb, Inc. (a)	2,978	10,721
Quanterix Corp. (a)	1,359	18,822
Science 37 Holdings, Inc. (a)(b)	15,922	6,611
SomaLogic, Inc. Class A (a)	5,824	14,618
		2,544,291
Pharmaceuticals - 2.3%
Aclaris Therapeutics, Inc. (a)	17,950	282,713
Amneal Pharmaceuticals, Inc. (a)	28,422	56,560
Amphastar Pharmaceuticals, Inc. (a)	10,607	297,208
Amylyx Pharmaceuticals, Inc.	2,737	101,132
AN2 Therapeutics, Inc. (b)	668	6,366
Arvinas Holding Co. LLC (a)	13,549	463,511
Axsome Therapeutics, Inc. (a)(b)	8,904	686,766
Cassava Sciences, Inc. (a)(b)	10,620	313,715
Collegium Pharmaceutical, Inc. (a)	9,237	214,298
Corcept Therapeutics, Inc. (a)	23,998	487,399
Esperion Therapeutics, Inc. (a)(b)	20,534	127,927
Evolus, Inc. (a)	9,995	75,062
Eyepoint Pharmaceuticals, Inc. (a)(b)	3,489	12,212
Harmony Biosciences Holdings, Inc. (a)	7,317	403,167
Innoviva, Inc. (a)	17,388	230,391
Intra-Cellular Therapies, Inc. (a)	25,421	1,345,279
Ligand Pharmaceuticals, Inc. Class B (a)	504	33,667
Liquidia Technologies, Inc. (a)	8,425	53,667
NGM Biopharmaceuticals, Inc. (a)	6,709	33,679
Ocular Therapeutix, Inc. (a)	22,045	61,946
Pacira Biosciences, Inc. (a)	12,500	482,625
Phathom Pharmaceuticals, Inc. (a)(b)	6,780	76,072
Phibro Animal Health Corp. Class A	5,280	70,805
Provention Bio, Inc. (a)(b)	15,038	158,952
Reata Pharmaceuticals, Inc. (a)(b)	6,396	242,984
Relmada Therapeutics, Inc. (a)	5,676	19,809
Revance Therapeutics, Inc. (a)	22,452	414,464
SIGA Technologies, Inc.	13,120	96,563
Theravance Biopharma, Inc. (a)	16,080	180,418
Third Harmonics Bio, Inc. (b)	1,485	6,386
Tricida, Inc. (a)(b)	1,631	249
Ventyx Biosciences, Inc. (a)	6,833	224,054
Xeris Biopharma Holdings, Inc. (a)	36,861	49,025
		7,309,071
TOTAL HEALTH CARE		74,122,965
INDUSTRIALS - 17.8%
Aerospace & Defense - 0.7%
Aerojet Rocketdyne Holdings, Inc. (a)	16,551	925,697
AeroVironment, Inc. (a)	6,857	587,371
Cadre Holdings, Inc.	5,305	106,843
Momentus, Inc. Class A (a)(b)	5,734	4,472
Moog, Inc. Class A	1,249	109,612
Redwire Corp. (a)(b)	748	1,481
Rocket Lab U.S.A., Inc. Class A (a)(b)	60,534	228,213
Virgin Galactic Holdings, Inc. (a)(b)	32,179	111,983
		2,075,672
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	6,081	157,984
Forward Air Corp.	7,493	785,941
Radiant Logistics, Inc. (a)	2,745	13,972
		957,897
Airlines - 0.2%
Allegiant Travel Co. (a)	1,861	126,529
Frontier Group Holdings, Inc. (a)	9,600	98,592
Joby Aviation, Inc. (a)(b)	65,218	218,480
Sun Country Airlines Holdings, Inc. (a)	9,141	144,976
		588,577
Building Products - 1.9%
AAON, Inc.	12,135	914,008
American Woodmark Corp. (a)	232	11,336
Apogee Enterprises, Inc.	6,065	269,650
CSW Industrials, Inc.	4,034	467,662
Griffon Corp.	6,401	229,092
Insteel Industries, Inc.	5,254	144,590
Janus International Group, Inc. (a)	22,367	212,934
Jeld-Wen Holding, Inc. (a)	8,637	83,347
Masonite International Corp. (a)	6,164	496,880
PGT Innovations, Inc. (a)	16,043	288,132
Simpson Manufacturing Co. Ltd.	11,850	1,050,621
UFP Industries, Inc.	14,554	1,153,405
Zurn Elkay Water Solutions Cor	34,516	730,013
		6,051,670
Commercial Services & Supplies - 1.2%
ACV Auctions, Inc. Class A (a)	16,233	133,273
Aris Water Solution, Inc. Class A (b)	6,219	89,616
Brady Corp. Class A	9,691	456,446
Casella Waste Systems, Inc. Class A (a)	13,805	1,094,875
Cimpress PLC (a)	4,892	135,068
Healthcare Services Group, Inc.	10,154	121,848
HNI Corp.	11,526	327,684
Interface, Inc.	12,938	127,698
Li-Cycle Holdings Corp. (a)(b)	14,914	70,991
Montrose Environmental Group, Inc. (a)(b)	7,662	340,116
Pitney Bowes, Inc. (b)	48,798	185,432
SP Plus Corp. (a)	5,385	186,967
The Brink's Co.	12,582	675,779
		3,945,793
Construction & Engineering - 2.2%
Ameresco, Inc. Class A (a)(b)	8,871	506,889
Comfort Systems U.S.A., Inc.	9,816	1,129,625
Construction Partners, Inc. Class A (a)	11,082	295,779
Dycom Industries, Inc. (a)	8,062	754,603
EMCOR Group, Inc.	13,056	1,933,724
Fluor Corp. (a)	36,058	1,249,770
Great Lakes Dredge & Dock Corp. (a)	4,251	25,293
IES Holdings, Inc. (a)	1,663	59,153
MYR Group, Inc. (a)	4,549	418,826
Northwest Pipe Co. (a)	488	16,446
NV5 Global, Inc. (a)	3,754	496,729
Primoris Services Corp.	708	15,534
Sterling Construction Co., Inc. (a)	6,794	222,843
		7,125,214
Electrical Equipment - 2.1%
Allied Motion Technologies, Inc.	3,408	118,632
Array Technologies, Inc. (a)	42,018	812,208
Atkore, Inc. (a)	11,453	1,298,999
Babcock & Wilcox Enterprises, Inc. (a)	16,962	97,871
Blink Charging Co. (a)(b)	10,257	112,519
Bloom Energy Corp. Class A (a)(b)	49,890	953,897
Energy Vault Holdings, Inc. Class A (a)(b)	23,225	72,462
EnerSys	1,289	95,180
Enovix Corp. (a)(b)	30,116	374,643
ESS Tech, Inc. Class A (a)(b)	20,974	50,967
Fluence Energy, Inc. (a)(b)	10,053	172,409
FTC Solar, Inc. (a)(b)	12,288	32,932
FuelCell Energy, Inc. (a)(b)	83,155	231,171
GrafTech International Ltd.	54,165	257,825
Heliogen, Inc. (a)	26,578	18,557
Shoals Technologies Group, Inc. (a)	38,395	947,205
Stem, Inc. (a)(b)	38,027	339,961
SunPower Corp. (a)(b)	22,817	411,391
TPI Composites, Inc. (a)	10,277	104,209
Vicor Corp. (a)	6,172	331,745
		6,834,783
Industrial Conglomerates - 0.0%
Brookfield Business Corp. Class A	6,462	121,421
Machinery - 4.1%
Alamo Group, Inc.	2,339	331,202
Albany International Corp. Class A	1,610	158,730
Berkshire Grey, Inc. Class A (a)(b)	14,540	8,781
Blue Bird Corp. (a)	4,762	51,001
Chart Industries, Inc. (a)(b)	11,857	1,366,282
CIRCOR International, Inc. (a)	1,446	34,646
Douglas Dynamics, Inc.	6,194	223,975
Energy Recovery, Inc. (a)	15,232	312,104
Enerpac Tool Group Corp. Class A	15,842	403,179
ESCO Technologies, Inc.	594	51,999
Evoqua Water Technologies Corp. (a)	32,598	1,290,881
Federal Signal Corp.	16,530	768,149
Franklin Electric Co., Inc.	12,794	1,020,322
Gorman-Rupp Co.	1,053	26,978
Helios Technologies, Inc.	9,090	494,860
Hillenbrand, Inc.	9,668	412,534
Hyzon Motors, Inc. Class A (a)(b)	24,891	38,581
John Bean Technologies Corp.	8,816	805,165
Kadant, Inc.	3,225	572,857
Lightning eMotors, Inc. (a)(b)	11,020	4,039
Lindsay Corp.	3,055	497,507
Luxfer Holdings PLC sponsored	2,875	39,445
Markforged Holding Corp. (a)	5,681	6,590
Microvast Holdings, Inc. (a)(b)	28,503	43,610
Miller Industries, Inc.	11	293
Mueller Industries, Inc.	5,615	331,285
Mueller Water Products, Inc. Class A	43,125	464,025
Nikola Corp. (a)(b)	88,700	191,592
Omega Flex, Inc. (b)	905	84,455
Proterra, Inc. Class A (a)(b)	28,721	108,278
Proto Labs, Inc. (a)	1,243	31,734
RBC Bearings, Inc. (a)	1,143	239,287
Sarcos Technology and Robotics Corp. Class A (a)	29,911	16,789
Shyft Group, Inc. (The)	9,648	239,849
Tennant Co.	2,215	136,378
Terex Corp.	9,122	389,692
Titan International, Inc. (a)	14,080	215,706
Trinity Industries, Inc.	3,252	96,162
Velo3D, Inc. (a)(b)	16,795	30,063
Wabash National Corp.	11,491	259,697
Watts Water Technologies, Inc. Class A	7,563	1,105,937
Xos, Inc. Class A (a)(b)	15,749	6,975
		12,911,614
Professional Services - 2.6%
ASGN, Inc. (a)	13,612	1,109,106
Atlas Technical Consultants, Inc. (a)(b)	3,913	20,152
Barrett Business Services, Inc.	1,657	154,565
CBIZ, Inc. (a)	13,165	616,780
CRA International, Inc.	1,920	235,066
Exponent, Inc.	14,090	1,396,178
First Advantage Corp. (a)	1,431	18,603
Forrester Research, Inc. (a)	3,190	114,074
Franklin Covey Co. (a)	3,361	157,194
HireRight Holdings Corp. (a)	6,062	71,895
Huron Consulting Group, Inc. (a)	3,231	234,571
ICF International, Inc.	3,567	353,311
Insperity, Inc.	10,026	1,138,954
Kforce, Inc.	5,561	304,910
Korn Ferry	14,781	748,214
LegalZoom.com, Inc. (a)	26,438	204,630
Planet Labs PBC Class A (a)(b)	38,029	165,426
Red Violet, Inc. (a)	2,701	62,177
Sterling Check Corp. (a)(b)	6,255	96,765
TriNet Group, Inc. (a)	10,367	702,883
Upwork, Inc. (a)	33,596	350,742
Willdan Group, Inc. (a)	358	6,390
		8,262,586
Road & Rail - 0.7%
ArcBest Corp.	2,229	156,119
Daseke, Inc. (a)	11,331	64,473
Marten Transport Ltd.	12,012	237,597
P.A.M. Transportation Services, Inc.	1,809	46,853
Saia, Inc. (a)(b)	7,377	1,546,809
Universal Logistics Holdings, Inc.	1,454	48,622
Werner Enterprises, Inc.	2,056	82,775
		2,183,248
Trading Companies & Distributors - 1.8%
Alta Equipment Group, Inc.	815	10,750
Applied Industrial Technologies, Inc.	10,599	1,335,792
Beacon Roofing Supply, Inc. (a)	9,908	523,043
Boise Cascade Co.	2,317	159,108
Custom Truck One Source, Inc. Class A (a)	5,026	31,764
Distribution Solutions Group I (a)	1,217	44,859
GATX Corp.	462	49,129
Global Industrial Co.	2,685	63,178
GMS, Inc. (a)	11,825	588,885
H&E Equipment Services, Inc.	8,837	401,200
Herc Holdings, Inc.	6,997	920,595
Hudson Technologies, Inc. (a)	12,093	122,381
Karat Packaging, Inc.	1,688	24,257
McGrath RentCorp.	6,651	656,720
MRC Global, Inc. (a)	22,900	265,182
Textainer Group Holdings Ltd.	1,513	46,918
Transcat, Inc. (a)	1,940	137,488
Veritiv Corp.	3,643	443,390
		5,824,639
TOTAL INDUSTRIALS		56,883,114
INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 1.4%
ADTRAN Holdings, Inc.	19,442	365,315
Calix, Inc. (a)	12,602	862,355
Cambium Networks Corp. (a)	3,211	69,582
Casa Systems, Inc. (a)(b)	9,305	25,403
Clearfield, Inc. (a)	3,238	304,825
CommScope Holding Co., Inc. (a)	57,118	419,817
Digi International, Inc. (a)	3,266	119,372
DZS, Inc. (a)(b)	4,968	62,994
Extreme Networks, Inc. (a)	35,720	654,033
Harmonic, Inc. (a)	25,835	338,439
Infinera Corp. (a)(b)	53,296	359,215
Inseego Corp. (a)(b)	5,209	4,389
Ondas Holdings, Inc. (a)(b)	10,380	16,504
Viavi Solutions, Inc. (a)	63,001	662,141
		4,264,384
Electronic Equipment & Components - 2.7%
908 Devices, Inc. (a)(b)	1,546	11,781
Advanced Energy Industries, Inc.	10,473	898,374
Aeva Technologies, Inc. (a)	2,249	3,059
AEye, Inc. Class A (a)(b)	28,651	13,770
Akoustis Technologies, Inc. (a)(b)	14,256	40,202
Arlo Technologies, Inc. (a)	24,713	86,743
Badger Meter, Inc.	8,101	883,252
Belden, Inc.	6,184	444,630
Cepton, Inc. (a)(b)	11,517	14,627
CTS Corp.	8,665	341,574
ePlus, Inc. (a)	5,590	247,525
Fabrinet (a)	10,258	1,315,281
FARO Technologies, Inc. (a)	230	6,764
Focus Universal, Inc. (a)(b)	4,972	31,871
Identiv, Inc. (a)	6,301	45,619
Insight Enterprises, Inc. (a)	7,259	727,860
Itron, Inc. (a)	913	46,243
Lightwave Logic, Inc. (a)(b)	31,566	136,049
MicroVision, Inc. (a)(b)	46,412	109,068
Napco Security Technologies, Inc.	8,179	224,759
Novanta, Inc. (a)	9,847	1,337,912
OSI Systems, Inc. (a)	426	33,876
Par Technology Corp. (a)(b)	2,749	71,666
Plexus Corp. (a)	6,432	662,046
Rogers Corp. (a)	5,199	620,449
Smartrent, Inc. (a)	34,126	82,926
		8,437,926
IT Services - 3.2%
AvidXchange Holdings, Inc. (a)	36,050	358,337
BigCommerce Holdings, Inc. (a)	17,899	156,437
Brightcove, Inc. (a)	8,126	42,499
Cantaloupe, Inc. (a)	10,133	44,079
Cass Information Systems, Inc.	492	22,543
Cerberus Cyber Sentinel Corp.	13,154	33,543
CSG Systems International, Inc.	8,582	490,890
Cyxtera Technologies, Inc. Class A (a)	10,727	20,596
Digitalocean Holdings, Inc. (a)(b)	19,594	499,059
Edgio, Inc. (a)	35,213	39,791
EVERTEC, Inc.	16,917	547,772
EVO Payments, Inc. Class A (a)	12,915	437,044
ExlService Holdings, Inc. (a)	8,986	1,522,498
Flywire Corp. (a)	15,780	386,137
Grid Dynamics Holdings, Inc. (a)	15,040	168,749
Hackett Group, Inc.	6,670	135,868
i3 Verticals, Inc. Class A (a)	6,134	149,302
IBEX Ltd. (a)	2,448	60,833
Information Services Group, Inc.	4,602	21,169
International Money Express, Inc. (a)	8,763	213,554
Marqeta, Inc. Class A (a)	121,377	741,613
Maximus, Inc.	15,802	1,158,761
Paya Holdings, Inc. (a)	24,124	189,856
Payoneer Global, Inc. (a)	61,575	336,815
Perficient, Inc. (a)	9,544	666,458
Priority Technology Holdings, Inc. (a)	5,107	26,863
Remitly Global, Inc. (a)	27,873	319,146
Sabre Corp. (a)	18,568	114,750
Squarespace, Inc. Class A (a)	2,095	46,446
StoneCo Ltd. Class A (a)	40,237	379,837
Ttec Holdings, Inc.	5,258	232,036
Tucows, Inc. (a)	2,655	90,058
Unisys Corp. (a)	13,843	70,738
Verra Mobility Corp. (a)	39,011	539,522
		10,263,599
Semiconductors & Semiconductor Equipment - 4.3%
ACM Research, Inc.	1,903	14,672
Alpha & Omega Semiconductor Ltd. (a)	4,818	137,650
Ambarella, Inc. (a)	10,154	834,963
Amkor Technology, Inc.	5,605	134,408
Atomera, Inc. (a)(b)	5,932	36,897
Axcelis Technologies, Inc. (a)	9,101	722,255
CEVA, Inc. (a)	6,243	159,696
Credo Technology Group Holding Ltd. (b)	26,855	357,440
Diodes, Inc. (a)	8,947	681,225
FormFactor, Inc. (a)	21,416	476,078
Impinj, Inc. (a)	5,376	586,952
indie Semiconductor, Inc. (a)(b)	28,151	164,120
Kulicke & Soffa Industries, Inc.	15,922	704,708
MACOM Technology Solutions Holdings, Inc. (a)	14,012	882,476
MaxLinear, Inc. Class A (a)	20,332	690,271
Onto Innovation, Inc. (a)	13,801	939,710
PDF Solutions, Inc. (a)	8,096	230,898
Photronics, Inc. (a)	11,862	199,637
Power Integrations, Inc.	15,712	1,126,865
Rambus, Inc. (a)	24,859	890,449
Rockley Photonics Holdings Ltd. (a)(b)	27,902	3,909
Semtech Corp. (a)	17,478	501,444
Silicon Laboratories, Inc. (a)	9,176	1,244,908
SiTime Corp. (a)	4,502	457,493
SkyWater Technology, Inc. (a)(b)	3,151	22,404
SMART Global Holdings, Inc. (a)	13,027	193,842
Synaptics, Inc. (a)	11,089	1,055,229
Transphorm, Inc. (a)	6,280	34,163
Ultra Clean Holdings, Inc. (a)	4,270	141,551
Veeco Instruments, Inc. (a)	10,856	201,704
		13,828,017
Software - 7.8%
8x8, Inc. (a)(b)	31,392	135,613
A10 Networks, Inc.	14,098	234,450
ACI Worldwide, Inc. (a)	31,000	713,000
Agilysys, Inc. (a)	5,500	435,270
Alarm.com Holdings, Inc. (a)	13,375	661,795
Alkami Technology, Inc. (a)	10,104	147,417
Altair Engineering, Inc. Class A (a)	14,492	658,951
American Software, Inc. Class A	6,500	95,420
Amplitude, Inc. (a)(b)	15,621	188,702
AppFolio, Inc. (a)	5,392	568,209
Appian Corp. Class A (a)(b)	11,183	364,118
Applied Digital Corp. (b)	7,512	13,822
Arteris, Inc. (a)	4,884	21,001
Asana, Inc. (a)(b)	20,637	284,171
AvePoint, Inc. (a)(b)	36,283	149,123
Benefitfocus, Inc. (a)	4,869	50,930
Blackbaud, Inc. (a)	12,189	717,445
BlackLine, Inc. (a)	15,289	1,028,491
Box, Inc. Class A (a)	38,760	1,206,599
C3.ai, Inc. (a)(b)	3,179	35,573
Cipher Mining, Inc. (a)(b)	943	528
Clear Secure, Inc. (b)	17,235	472,756
CommVault Systems, Inc. (a)	12,308	773,435
Consensus Cloud Solutions, Inc. (a)	2,378	127,841
Couchbase, Inc. (a)(b)	7,901	104,767
CS Disco, Inc. (a)(b)	6,691	42,287
Digimarc Corp. (a)(b)	3,579	66,176
Digital Turbine, Inc. (a)	26,146	398,465
Domo, Inc. Class B (a)	8,739	124,443
Duck Creek Technologies, Inc. (a)	21,483	258,870
Ebix, Inc. (b)	1,589	31,716
eGain Communications Corp. (a)	2,304	20,805
Enfusion, Inc. Class A (a)	7,501	72,535
EngageSmart, Inc. (a)	10,062	177,091
Envestnet, Inc. (a)	15,254	941,172
Everbridge, Inc. (a)	11,146	329,699
EverCommerce, Inc. (a)	1,184	8,809
ForgeRock, Inc. (a)	7,670	174,646
Instructure Holdings, Inc. (a)(b)	686	16,080
Intapp, Inc. (a)	3,982	99,311
InterDigital, Inc.	3,053	151,062
IronNet, Inc. Class A (a)(b)	18,090	4,161
KnowBe4, Inc. (a)	20,219	501,027
LivePerson, Inc. (a)	19,500	197,730
Matterport, Inc. (a)(b)	45,599	127,677
MeridianLink, Inc. (a)(b)	6,388	87,707
MicroStrategy, Inc. Class A (a)(b)	1,548	219,150
Mitek Systems, Inc. (a)	11,084	107,404
Model N, Inc. (a)	10,145	411,481
Momentive Global, Inc. (a)	36,339	254,373
N-able, Inc. (a)	16,534	169,970
Nextnav, Inc. (a)(b)	18,913	55,415
Onespan, Inc. (a)	3,807	42,600
Pagerduty, Inc. (a)	24,171	641,982
PowerSchool Holdings, Inc. (a)	4,421	102,037
Progress Software Corp.	11,828	596,723
PROS Holdings, Inc. (a)	7,304	177,195
Q2 Holdings, Inc. (a)	15,588	418,850
Qualys, Inc. (a)	10,702	1,201,085
Rapid7, Inc. (a)	16,517	561,248
Rimini Street, Inc. (a)	14,341	54,639
Sapiens International Corp. NV	6,511	120,323
ShotSpotter, Inc. (a)	2,506	84,778
Sprout Social, Inc. (a)	13,063	737,537
SPS Commerce, Inc. (a)	10,045	1,290,079
Sumo Logic, Inc. (a)	21,142	171,250
Telos Corp. (a)	15,139	77,058
Tenable Holdings, Inc. (a)	31,038	1,184,100
TeraWulf, Inc. (a)(b)	2,493	1,659
UserTesting, Inc. (a)(b)	13,345	100,221
Varonis Systems, Inc. (a)	30,383	727,369
Verint Systems, Inc. (a)	16,041	581,967
Veritone, Inc. (a)(b)	8,955	47,462
Viant Technology, Inc. (a)	3,537	14,219
Weave Communications, Inc. (a)	8,853	40,547
Workiva, Inc. (a)	13,188	1,107,396
Yext, Inc. (a)	31,742	207,275
Zeta Global Holdings Corp. (a)	30,821	251,808
Zuora, Inc. (a)	34,672	220,514
		25,000,610
Technology Hardware, Storage & Peripherals - 0.4%
Avid Technology, Inc. (a)	6,032	160,391
CompoSecure, Inc. (a)(b)	1,776	8,720
Corsair Gaming, Inc. (a)(b)	5,986	81,230
Diebold Nixdorf, Inc. (a)	15,620	22,180
IonQ, Inc. (a)(b)	4,621	15,942
Super Micro Computer, Inc. (a)(b)	12,886	1,057,941
Turtle Beach Corp. (a)	3,260	23,374
		1,369,778
TOTAL INFORMATION TECHNOLOGY		63,164,314
MATERIALS - 4.4%
Chemicals - 2.7%
AdvanSix, Inc.	2,509	95,392
American Vanguard Corp.	6,691	145,262
Amyris, Inc. (a)(b)	6,967	10,660
Aspen Aerogels, Inc. (a)	8,728	102,903
Avient Corp.	18,649	629,590
Balchem Corp.	8,794	1,073,835
Cabot Corp.	15,480	1,034,683
Chase Corp.	490	42,267
Diversey Holdings Ltd. (a)	21,938	93,456
H.B. Fuller Co.	12,641	905,348
Hawkins, Inc.	3,264	125,990
Ingevity Corp. (a)	10,390	731,872
Innospec, Inc.	5,791	595,662
Kronos Worldwide, Inc. (b)	6,381	59,981
Livent Corp. (a)(b)	45,125	896,634
LSB Industries, Inc. (a)	20,681	275,057
Mativ, Inc.	1,113	23,262
Origin Materials, Inc. Class A (a)(b)	17,738	81,772
Orion Engineered Carbons SA	16,603	295,699
PureCycle Technologies, Inc. (a)(b)	23,349	157,839
Quaker Houghton	2,492	415,915
Sensient Technologies Corp.	10,971	800,005
Stepan Co.	516	54,933
		8,648,017
Construction Materials - 0.0%
United States Lime & Minerals, Inc.	423	59,541
Containers & Packaging - 0.3%
Cryptyde, Inc. (a)	3,535	678
Greif, Inc.:
Class A	1,099	73,699
Class B	133	10,405
Myers Industries, Inc.	9,942	221,011
O-I Glass, Inc. (a)	34,818	576,934
		882,727
Metals & Mining - 1.3%
5E Advanced Materials, Inc. (a)(b)	10,740	84,631
Alpha Metallurgical Resources	4,221	617,912
ATI, Inc. (a)	34,277	1,023,511
Century Aluminum Co. (a)	14,703	120,271
Commercial Metals Co.	5,508	266,036
Compass Minerals International, Inc.	9,459	387,819
Constellium NV (a)	18,619	220,263
Dakota Gold Corp. (a)	14,750	44,988
Hycroft Mining Holding Corp. (a)(b)	34,606	18,414
Ivanhoe Electric, Inc. (a)	1,917	23,292
Kaiser Aluminum Corp.	4,405	334,604
Materion Corp.	5,305	464,241
Novagold Resources, Inc. (a)	62,282	372,446
Piedmont Lithium, Inc. (a)(b)	1,348	59,339
Ramaco Resources, Inc. (b)	6,486	57,012
Ryerson Holding Corp.	362	10,954
Schnitzer Steel Industries, Inc. Class A	651	19,953
Warrior Metropolitan Coal, Inc.	1,542	53,415
		4,179,101
Paper & Forest Products - 0.1%
Sylvamo Corp.	9,119	443,092
TOTAL MATERIALS		14,212,478
REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Alexanders, Inc.	701	154,262
Bluerock Homes Trust, Inc. (a)	553	11,784
CareTrust (REIT), Inc.	3,538	65,736
CBL & Associates Properties, Inc.	1,396	32,220
Clipper Realty, Inc.	3,946	25,254
Community Healthcare Trust, Inc.	4,871	174,382
Corporate Office Properties Trust (SBI)	5,311	137,767
Essential Properties Realty Trust, Inc.	6,091	142,956
Four Corners Property Trust, Inc.	4,072	105,587
Gladstone Commercial Corp.	11,972	221,482
Gladstone Land Corp.	5,624	103,200
Hersha Hospitality Trust	1,734	14,774
Industrial Logistics Properties Trust	3,428	11,210
NexPoint Residential Trust, Inc.	6,379	277,614
Outfront Media, Inc.	42,443	703,705
Phillips Edison & Co., Inc.	33,519	1,067,245
Postal Realty Trust, Inc.	4,747	68,974
Potlatch Corp.	2,898	127,483
Safehold, Inc.	5,167	147,880
Saul Centers, Inc.	3,593	146,163
Tanger Factory Outlet Centers, Inc.	29,093	521,928
UMH Properties, Inc.	13,797	222,132
Universal Health Realty Income Trust (SBI)	4,249	202,805
		4,686,543
Real Estate Management & Development - 0.7%
Compass, Inc. (a)	76,682	178,669
Cushman & Wakefield PLC (a)	44,371	552,863
Digitalbridge Group, Inc.	39,709	434,416
Doma Holdings, Inc. Class A (a)(b)	4,909	2,223
Douglas Elliman, Inc.	2,400	9,768
eXp World Holdings, Inc. (b)	20,015	221,766
Forestar Group, Inc. (a)	1,369	21,096
Marcus & Millichap, Inc.	7,069	243,527
Newmark Group, Inc.	3,299	26,293
Offerpad Solutions, Inc. (a)(b)	19,777	9,107
Redfin Corp. (a)(b)	29,499	125,076
The RMR Group, Inc.	2,817	79,580
The St. Joe Co.	9,677	374,016
		2,278,400
TOTAL REAL ESTATE		6,964,943
UTILITIES - 1.8%
Electric Utilities - 0.2%
MGE Energy, Inc.	4,287	301,805
Otter Tail Corp.	5,177	303,942
Via Renewables, Inc. Class A, (b)	3,664	18,723
		624,470
Gas Utilities - 0.5%
Brookfield Infrastructure Corp. A Shares	27,194	1,057,847
Chesapeake Utilities Corp.	2,763	326,531
New Jersey Resources Corp.	2,316	114,920
Southwest Gas Corp.	1,843	114,045
		1,613,343
Independent Power and Renewable Electricity Producers - 0.6%
Altus Power, Inc. Class A (a)	4,249	27,703
Clearway Energy, Inc.:
Class A	6,629	198,340
Class C	25,916	825,943
Montauk Renewables, Inc. (a)(b)	17,855	196,941
Ormat Technologies, Inc. (b)	7,623	659,237
		1,908,164
Water Utilities - 0.5%
American States Water Co.	4,973	460,251
Artesian Resources Corp. Class A	1,534	89,862
California Water Service Group	4,055	245,895
Global Water Resources, Inc.	3,717	49,362
Middlesex Water Co.	4,893	384,932
Pure Cycle Corp. (a)	5,646	59,170
York Water Co.	3,974	178,751
		1,468,223
TOTAL UTILITIES		5,614,200
TOTAL COMMON STOCKS (Cost $335,251,971)		318,985,408

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (Cost $99,916)	100,000	99,752

Money Market Funds - 10.7%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 4.37% (e)(f) (Cost $34,105,077)	34,101,667	34,105,077

TOTAL INVESTMENT IN SECURITIES - 110.5% (Cost $369,456,964)	353,190,237
NET OTHER ASSETS (LIABILITIES) - (10.5)%	(33,541,974)
NET ASSETS - 100.0%	319,648,263

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	9	Mar 2023	796,905	184	184

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	294,228	58,362,173	58,656,401	21,087	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 4.37%	31,870,574	81,636,244	79,401,741	437,682	-	-	34,105,077	0.1%
Total	32,164,802	139,998,417	138,058,142	458,769	-	-	34,105,077

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	7,342,080	7,342,080	-	-
Consumer Discretionary	34,400,867	34,400,867	-	-
Consumer Staples	14,444,836	14,444,836	-	-
Energy	23,513,728	23,513,728	-	-
Financials	18,321,883	18,321,883	-	-
Health Care	74,122,965	74,121,806	-	1,159
Industrials	56,883,114	56,883,114	-	-
Information Technology	63,164,314	63,164,314	-	-
Materials	14,212,478	14,212,478	-	-
Real Estate	6,964,943	6,964,943	-	-
Utilities	5,614,200	5,614,200	-	-

U.S. Government and Government Agency Obligations	99,752	-	99,752	-

Money Market Funds	34,105,077	34,105,077	-	-
Total Investments in Securities:	353,190,237	353,089,326	99,752	1,159
Derivative Instruments:

Assets
Futures Contracts	184	184	-	-
Total Assets	184	184	-	-
Total Derivative Instruments:	184	184	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	184	0
Total Equity Risk	184	0
Total Value of Derivatives	184	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Small Cap Growth Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		December 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $32,826,983) - See accompanying schedule:
Unaffiliated issuers (cost $335,351,887)	$319,085,160
Fidelity Central Funds (cost $34,105,077)	34,105,077

Total Investment in Securities (cost $369,456,964)		$353,190,237
Segregated cash with brokers for derivative instruments		5,235
Receivable for investments sold		1,298,791
Receivable for fund shares sold		324,655
Dividends receivable		167,463
Distributions receivable from Fidelity Central Funds		58,231
Total assets		355,044,612
Liabilities
Payable to custodian bank	167,539
Payable for fund shares redeemed	1,108,304
Accrued management fee	13,548
Payable for daily variation margin on futures contracts	1,881
Collateral on securities loaned	34,105,077
Total Liabilities		35,396,349
Net Assets		$319,648,263
Net Assets consist of:
Paid in capital		$395,840,325
Total accumulated earnings (loss)		(76,192,062)
Net Assets		$319,648,263
Net Asset Value , offering price and redemption price per share ($319,648,263 ÷ 15,470,107 shares)		$20.66

Statement of Operations
		Six months ended December 31, 2022 (Unaudited)
Investment Income
Dividends		$1,538,006
Interest		673
Income from Fidelity Central Funds (including $437,682 from security lending)		458,769
Total Income		1,997,448
Expenses
Management fee	$82,091
Independent trustees' fees and expenses	542
Interest	1,854
Total expenses before reductions	84,487
Expense reductions	(328)
Total expenses after reductions		84,159
Net Investment income (loss)		1,913,289
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	547,536
Futures contracts	277,160
Total net realized gain (loss)		824,696
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	8,937,968
Futures contracts	(12,993)
Total change in net unrealized appreciation (depreciation)		8,924,975
Net gain (loss)		9,749,671
Net increase (decrease) in net assets resulting from operations		$11,662,960
Statement of Changes in Net Assets

	Six months ended December 31, 2022 (Unaudited)	Year ended June 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,913,289	$2,156,091
Net realized gain (loss)	824,696	(57,491,238)
Change in net unrealized appreciation (depreciation)	8,924,975	(78,701,931)
Net increase (decrease) in net assets resulting from operations	11,662,960	(134,037,078)
Distributions to shareholders	(2,541,670)	(11,137,021)
Share transactions
Proceeds from sales of shares	94,544,311	253,314,244
Reinvestment of distributions	2,183,459	9,762,975
Cost of shares redeemed	(60,953,762)	(180,075,429)
Net increase (decrease) in net assets resulting from share transactions	35,774,008	83,001,790
Total increase (decrease) in net assets	44,895,298	(62,172,309)

Net Assets
Beginning of period	274,752,965	336,925,274
End of period	$319,648,263	$274,752,965

Other Information
Shares
Sold	4,397,563	9,319,148
Issued in reinvestment of distributions	102,849	339,083
Redeemed	(2,817,617)	(6,774,929)
Net increase (decrease)	1,682,795	2,883,302

Financial Highlights
Fidelity® Small Cap Growth Index Fund

	Six months ended (Unaudited) December 31, 2022	Years ended June 30, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$19.93	$30.90	$20.66	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.12	.17	.14	.15
Net realized and unrealized gain (loss)	.78	(10.17)	10.38	.57
Total from investment operations	.90	(10.00)	10.52	.72
Distributions from net investment income	(.17)	(.16)	(.11)	(.05)
Distributions from net realized gain	-	(.81)	(.18)	(.01)
Total distributions	(.17)	(.97)	(.28) D	(.06)
Net asset value, end of period	$20.66	$19.93	$30.90	$20.66
Total Return E,F	4.47%	(33.33)%	51.31%	3.59%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.05% I	.05%	.05%	.05% I
Expenses net of fee waivers, if any	.05% I	.05%	.05%	.05% I
Expenses net of all reductions	.05% I	.05%	.05%	.05% I
Net investment income (loss)	1.16% I	.64%	.49%	.78% I
Supplemental Data
Net assets, end of period (000 omitted)	$319,648	$274,753	$336,925	$54,213
Portfolio turnover rate J	17% I	51%	62%	69% I

A For the period July 11, 2019 (commencement of operations) through June 30, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Small Cap Value Index Fund
Investment Summary December 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Agree Realty Corp.	0.6
Stag Industrial, Inc.	0.5
Southstate Corp.	0.5
Light & Wonder, Inc. Class A	0.5
Selective Insurance Group, Inc.	0.5
United Bankshares, Inc., West Virginia	0.5
Old National Bancorp, Indiana	0.5
RBC Bearings, Inc.	0.5
Helmerich & Payne, Inc.	0.4
Valley National Bancorp	0.4
4.9

Market Sectors (% of Fund's net assets)

Financials	28.8
Industrials	13.2
Real Estate	10.7
Health Care	10.4
Consumer Discretionary	10.0
Energy	6.2
Information Technology	5.5
Utilities	5.3
Materials	4.1
Communication Services	2.9
Consumer Staples	2.7

Asset Allocation (% of Fund's net assets)

Foreign investments - 6.1%
Futures - 0.2%

Fidelity® Small Cap Value Index Fund
Schedule of Investments December 31, 2022 (Unaudited)
Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 0.5%
Anterix, Inc. (a)	9,971	320,767
ATN International, Inc.	8,252	373,898
Bandwidth, Inc. (a)	14,004	321,392
Cogent Communications Group, Inc.	14,636	835,423
Consolidated Communications Holdings, Inc. (a)	49,664	177,797
EchoStar Holding Corp. Class A (a)(b)	25,154	419,569
Globalstar, Inc. (a)(b)	82,150	109,260
IDT Corp. Class B (a)	3,404	95,891
Liberty Latin America Ltd.:
Class A (a)	28,829	217,082
Class C (a)	108,655	825,778
Radius Global Infrastructure, Inc. (a)	57,545	680,182
		4,377,039
Entertainment - 0.3%
Chicken Soup For The Soul Entertainment, Inc. (a)	1	5
Cinemark Holdings, Inc. (a)(b)	17,083	147,939
IMAX Corp. (a)	13,887	203,583
Lions Gate Entertainment Corp.:
Class A (a)	37,701	215,273
Class B (a)	92,286	501,113
Madison Square Garden Entertainment Corp. (a)(b)	19,562	879,703
Marcus Corp. (b)	17,707	254,804
Playstudios, Inc. Class A (a)	30,324	117,657
Reservoir Media, Inc. (a)	1,145	6,836
Skillz, Inc. (a)(b)	233,300	118,166
		2,445,079
Interactive Media & Services - 0.6%
Bumble, Inc. (a)	64,496	1,357,641
Cars.com, Inc. (a)	43,011	592,261
DHI Group, Inc. (a)	5,035	26,635
Eventbrite, Inc. (a)	7,061	41,377
fuboTV, Inc. (a)(b)	140,088	243,753
Outbrain, Inc. (a)(b)	27,118	98,167
QuinStreet, Inc. (a)	35,817	513,974
The Arena Group Holdings, Inc.	2,181	23,140
TrueCar, Inc. (a)	64,891	162,876
Vinco Ventures, Inc. (a)(b)	72,417	33,601
Ziff Davis, Inc. (a)	27,679	2,189,409
		5,282,834
Media - 1.2%
Advantage Solutions, Inc. Class A (a)(b)	61,049	126,982
AMC Networks, Inc. Class A (a)	22,765	356,728
Audacy, Inc. Class A (a)	86,817	19,543
Boston Omaha Corp. (a)(b)	15,372	407,358
Cardlytics, Inc. (a)(b)	23,870	137,969
Clear Channel Outdoor Holdings, Inc. (a)	274,975	288,724
Cumulus Media, Inc. (a)	12,798	79,476
Daily Journal Corp. (a)	901	225,710
E.W. Scripps Co. Class A (a)	43,912	579,199
Entravision Communication Corp. Class A	12,027	57,730
Gannett Co., Inc. (a)(b)	109,203	221,682
Gray Television, Inc.	34,278	383,571
iHeartMedia, Inc. (a)	90,503	554,783
Innovid Corp. (a)(b)	6,415	10,970
Integral Ad Science Holding Corp. (a)	19,305	169,691
John Wiley & Sons, Inc. Class A	1,902	76,194
Loyalty Ventures, Inc. (a)	10,601	25,548
Magnite, Inc. (a)	99,187	1,050,390
PubMatic, Inc. (a)(b)	3,017	38,648
Scholastic Corp.	22,308	880,274
Stagwell, Inc. (a)(b)	51,790	321,616
TEGNA, Inc.	166,635	3,530,996
Thryv Holdings, Inc. (a)	14,218	270,142
Urban One, Inc.:
Class A (a)	3,702	16,844
Class D (non-vtg.) (a)	10,989	41,319
WideOpenWest, Inc. (a)	16,943	154,351
		10,026,438
Wireless Telecommunication Services - 0.3%
Gogo, Inc. (a)(b)	34,157	504,157
KORE Group Holdings, Inc. (a)	31,152	39,252
Shenandoah Telecommunications Co.	36,349	577,222
Telephone & Data Systems, Inc.	75,438	791,345
U.S. Cellular Corp. (a)	10,872	226,681
		2,138,657
TOTAL COMMUNICATION SERVICES		24,270,047
CONSUMER DISCRETIONARY - 10.0%
Auto Components - 1.1%
Adient PLC (a)	70,962	2,461,672
American Axle & Manufacturing Holdings, Inc. (a)	80,055	626,030
Dana, Inc.	96,424	1,458,895
Modine Manufacturing Co. (a)	37,168	738,156
Motorcar Parts of America, Inc. (a)	14,396	170,737
Patrick Industries, Inc.	14,488	877,973
Solid Power, Inc. (a)(b)	59,641	151,488
Standard Motor Products, Inc.	15,113	525,932
Stoneridge, Inc. (a)	16,613	358,176
The Goodyear Tire & Rubber Co. (a)	209,759	2,129,054
		9,498,113
Automobiles - 0.2%
Cenntro Electric Group Ltd. (a)(b)	139,000	61,160
Faraday Future Intelligent Electric, Inc. (a)(b)	71,308	20,701
Lordstown Motors Corp. Class A (a)(b)	130,955	149,289
Winnebago Industries, Inc.	22,349	1,177,792
Workhorse Group, Inc. (a)(b)	7,615	11,575
		1,420,517
Distributors - 0.0%
Weyco Group, Inc.	4,513	95,495
Diversified Consumer Services - 1.0%
2U, Inc. (a)	56,909	356,819
Adtalem Global Education, Inc. (a)	33,556	1,191,238
American Public Education, Inc. (a)	13,902	170,856
European Wax Center, Inc. (b)	1,377	17,144
Frontdoor, Inc. (a)	61,898	1,287,478
Graham Holdings Co.	2,757	1,665,807
Laureate Education, Inc. Class A	100,542	967,214
Perdoceo Education Corp. (a)	50,452	701,283
Rover Group, Inc. Class A (a)	3,682	13,513
Strategic Education, Inc.	16,986	1,330,344
The Beachbody Co., Inc. (a)	66,243	34,844
Vivint Smart Home, Inc. Class A (a)	52,976	630,414
WW International, Inc. (a)(b)	40,054	154,608
		8,521,562
Hotels, Restaurants & Leisure - 1.6%
Bally's Corp. (a)	26,909	521,496
Biglari Holdings, Inc. Class B (a)	557	77,312
BJ's Restaurants, Inc. (a)	17,048	449,726
Bloomin' Brands, Inc.	17,848	359,102
Bluegreen Vacations Holding Corp. Class A	7,643	190,769
Bowlero Corp. Class A (a)	22,246	299,876
Brinker International, Inc. (a)	3,411	108,845
Century Casinos, Inc. (a)	3,600	25,308
Chuy's Holdings, Inc. (a)	13,517	382,531
Denny's Corp. (a)	11,788	108,567
Dine Brands Global, Inc.	1,428	92,249
El Pollo Loco Holdings, Inc.	14,463	144,051
Everi Holdings, Inc. (a)	29,447	422,564
First Watch Restaurant Group, Inc. (a)	7,408	100,230
Full House Resorts, Inc. (a)	18,258	137,300
Inspirato, Inc. (a)	15,698	18,681
Inspired Entertainment, Inc. (a)	5,080	64,364
International Game Technology PLC	56,942	1,291,445
Jack in the Box, Inc.	13,677	933,182
Krispy Kreme, Inc. (b)	39,513	407,774
Life Time Group Holdings, Inc. (a)(b)	31,577	377,661
Light & Wonder, Inc. Class A (a)	70,600	4,137,160
Lindblad Expeditions Holdings (a)(b)	23,002	177,115
Papa John's International, Inc.	6,807	560,284
RCI Hospitality Holdings, Inc.	490	45,663
Red Rock Resorts, Inc.	20,644	825,966
SeaWorld Entertainment, Inc. (a)	14,804	792,162
Vacasa, Inc. Class A (a)(b)	86,490	108,977
Xponential Fitness, Inc. (a)(b)	9,200	210,956
		13,371,316
Household Durables - 1.7%
Aterian, Inc. (a)	45,704	35,206
Beazer Homes U.S.A., Inc. (a)	22,068	281,588
Century Communities, Inc.	19,672	983,797
Ethan Allen Interiors, Inc. (b)	16,982	448,664
GoPro, Inc. Class A (a)	96,616	481,148
Green Brick Partners, Inc. (a)	14,914	361,366
iRobot Corp. (a)(b)	2,375	114,309
KB Home	47,362	1,508,480
La-Z-Boy, Inc.	32,250	735,945
Landsea Homes Corp. (a)	7,102	37,001
Legacy Housing Corp. (a)	6,490	123,050
LGI Homes, Inc. (a)	14,320	1,326,032
Lifetime Brands, Inc.	9,469	71,870
M.D.C. Holdings, Inc.	31,762	1,003,679
M/I Homes, Inc. (a)	17,289	798,406
Meritage Homes Corp. (a)	25,363	2,338,469
Purple Innovation, Inc. (a)(b)	38,866	186,168
Snap One Holdings Corp. (a)	13,255	98,220
Taylor Morrison Home Corp. (a)	68,507	2,079,187
Traeger, Inc. (a)(b)	24,364	68,706
TRI Pointe Homes, Inc. (a)	69,117	1,284,885
Tupperware Brands Corp. (a)	33,393	138,247
Universal Electronics, Inc. (a)	9,010	187,498
Vuzix Corp. (a)(b)	5,574	20,289
Weber, Inc. (b)	20,035	161,282
		14,873,492
Internet & Direct Marketing Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)(b)	19,975	190,961
1stDibs.com, Inc. (a)	17,371	88,245
a.k.a. Brands Holding Corp. (a)(b)	7,629	9,689
BARK, Inc. (a)	88,204	131,424
Boxed, Inc. Class A (a)(b)	42,420	8,268
ContextLogic, Inc. (a)	429,371	209,404
Duluth Holdings, Inc. (a)(b)	5,279	32,624
Groupon, Inc. (a)(b)	14,775	126,770
Lands' End, Inc. (a)(b)	11,385	86,412
Liquidity Services, Inc. (a)	9,141	128,522
Overstock.com, Inc. (a)(b)	31,976	619,055
PetMed Express, Inc. (b)	2,703	47,843
Porch Group, Inc. Class A (a)(b)	60,975	114,633
Poshmark, Inc. (a)	35,093	627,463
Quotient Technology, Inc. (a)	59,557	204,281
Qurate Retail, Inc. Series A (a)	262,781	428,333
RumbleON, Inc. Class B (a)	7,873	50,938
Stitch Fix, Inc. (a)(b)	37,070	115,288
The RealReal, Inc. (a)(b)	54,731	68,414
thredUP, Inc. (a)(b)	37,301	48,864
Vivid Seats, Inc. Class A (a)(b)	14,077	102,762
		3,440,193
Leisure Products - 0.5%
Acushnet Holdings Corp. (b)	17,912	760,544
AMMO, Inc. (a)(b)	65,998	114,177
Clarus Corp.	3,223	25,268
Johnson Outdoors, Inc. Class A	3,976	262,893
Smith & Wesson Brands, Inc. (b)	31,677	274,956
Solo Brands, Inc. Class A (a)	16,554	61,581
Sturm, Ruger & Co., Inc.	1,237	62,617
Topgolf Callaway Brands Corp. (a)(b)	104,595	2,065,751
Vista Outdoor, Inc. (a)	41,787	1,018,349
		4,646,136
Multiline Retail - 0.0%
Big Lots, Inc. (b)	21,342	313,727
Franchise Group, Inc.	1,267	30,180
		343,907
Specialty Retail - 3.2%
Abercrombie & Fitch Co. Class A (a)	36,489	835,963
Academy Sports & Outdoors, Inc.	57,990	3,046,795
America's Car Mart, Inc. (a)	4,393	317,438
American Eagle Outfitters, Inc.	115,304	1,609,644
Asbury Automotive Group, Inc. (a)	11,764	2,108,697
Bed Bath & Beyond, Inc. (a)(b)	15,783	39,615
Big 5 Sporting Goods Corp. (b)	15,986	141,156
Build-A-Bear Workshop, Inc.	2,773	66,108
Chico's FAS, Inc. (a)	25,205	124,009
Citi Trends, Inc. (a)	5,714	151,307
Conn's, Inc. (a)(b)	9,800	67,424
Designer Brands, Inc. Class A	10,272	100,460
Destination XL Group, Inc. (a)	20,294	136,985
EVgo, Inc. Class A (a)(b)	44,564	199,201
Express, Inc. (a)(b)	48,154	49,117
Foot Locker, Inc.	60,334	2,280,022
Genesco, Inc. (a)	9,374	431,391
Group 1 Automotive, Inc.	10,565	1,905,609
GrowGeneration Corp. (a)(b)	42,594	166,968
Haverty Furniture Companies, Inc. (b)	10,896	325,790
Hibbett, Inc.	2,002	136,576
JOANN, Inc. (b)	8,356	23,815
LL Flooring Holdings, Inc. (a)	21,407	120,307
MarineMax, Inc. (a)	14,660	457,685
Monro, Inc. (b)	23,412	1,058,222
National Vision Holdings, Inc. (a)(b)	55,097	2,135,560
OneWater Marine, Inc. Class A (a)(b)	7,679	219,619
Party City Holdco, Inc. (a)(b)	51,128	18,687
Sally Beauty Holdings, Inc. (a)	5,610	70,237
Shoe Carnival, Inc.	12,900	308,439
Signet Jewelers Ltd.	34,250	2,329,000
Sleep Number Corp. (a)(b)	8,779	228,078
Sonic Automotive, Inc. Class A (sub. vtg.)	13,486	664,455
Sportsman's Warehouse Holdings, Inc. (a)	28,764	270,669
The Aaron's Co., Inc.	22,616	270,261
The Buckle, Inc.	1,683	76,324
The Cato Corp. Class A (sub. vtg.)	13,425	125,255
The Children's Place, Inc. (a)(b)	3,307	120,441
The Container Store Group, Inc. (a)(b)	24,010	103,483
The ODP Corp. (a)	29,947	1,363,786
Tile Shop Holdings, Inc.	23,064	101,020
Tilly's, Inc.	16,834	152,348
Torrid Holdings, Inc. (a)(b)	4,202	12,438
TravelCenters of America LLC (a)	9,477	424,380
Urban Outfitters, Inc. (a)(b)	47,885	1,142,057
Volta, Inc. (a)(b)	90,333	32,104
Winmark Corp.	2,107	496,894
Zumiez, Inc. (a)(b)	11,674	253,793
		26,819,632
Textiles, Apparel & Luxury Goods - 0.3%
Allbirds, Inc. Class A (a)(b)	52,707	127,551
Ermenegildo Zegna Holditalia SpA	34,945	365,874
Fossil Group, Inc. (a)	35,021	150,941
G-III Apparel Group Ltd. (a)	32,281	442,573
Movado Group, Inc.	11,561	372,842
Oxford Industries, Inc.	3,507	326,782
PLBY Group, Inc. (a)(b)	30,761	84,593
PLBY Group, Inc. rights 1/17/23 (a)	23,581	0
Rocky Brands, Inc.	4,785	113,022
Superior Group of Companies, Inc.	8,843	88,961
Unifi, Inc. (a)	10,490	90,319
		2,163,458
TOTAL CONSUMER DISCRETIONARY		85,193,821
CONSUMER STAPLES - 2.7%
Beverages - 0.2%
Primo Water Corp.	117,774	1,830,208
Vintage Wine Estates, Inc. (a)(b)	21,118	68,845
		1,899,053
Food & Staples Retailing - 0.7%
Andersons, Inc.	24,016	840,320
Chefs' Warehouse Holdings (a)	7,510	249,933
HF Foods Group, Inc. (a)	26,990	109,579
Ingles Markets, Inc. Class A	10,626	1,024,984
Natural Grocers by Vitamin Cottage, Inc.	789	7,211
PriceSmart, Inc.	6,853	416,525
Rite Aid Corp. (a)(b)	22,209	74,178
SpartanNash Co.	26,121	789,899
United Natural Foods, Inc. (a)	40,408	1,564,194
Village Super Market, Inc. Class A	6,298	146,680
Weis Markets, Inc.	12,327	1,014,389
		6,237,892
Food Products - 1.0%
Alico, Inc.	4,674	111,568
AppHarvest, Inc. (a)(b)	56,349	31,972
B&G Foods, Inc. Class A	53,028	591,262
Benson Hill, Inc. (a)	64,798	165,235
Cal-Maine Foods, Inc.	2,276	123,928
Fresh Del Monte Produce, Inc.	22,852	598,494
Hostess Brands, Inc. Class A (a)	99,777	2,238,996
John B. Sanfilippo & Son, Inc.	2,584	210,131
Lancaster Colony Corp.	2,253	444,517
Lifecore Biomedical (a)	19,369	125,511
Mission Produce, Inc. (a)	26,620	309,324
Seneca Foods Corp. Class A (a)	3,797	231,427
Sovos Brands, Inc. (a)	8,830	126,887
SunOpta, Inc. (a)	4,991	42,124
Tattooed Chef, Inc. (a)(b)	2,074	2,551
The Hain Celestial Group, Inc. (a)	67,092	1,085,549
Tootsie Roll Industries, Inc.	1,734	73,816
TreeHouse Foods, Inc. (a)	38,030	1,877,921
Utz Brands, Inc. Class A	6,564	104,105
Whole Earth Brands, Inc. Class A (a)	30,556	124,363
		8,619,681
Household Products - 0.1%
Central Garden & Pet Co. (a)	8,136	304,693
Central Garden & Pet Co. Class A (non-vtg.) (a)	15,873	568,253
		872,946
Personal Products - 0.4%
Edgewell Personal Care Co.	38,524	1,484,715
Herbalife Nutrition Ltd. (a)	24,780	368,726
Nature's Sunshine Products, Inc. (a)	10,136	84,332
Nu Skin Enterprises, Inc. Class A	21,683	914,155
The Beauty Health Co. (a)(b)	7,793	70,916
The Honest Co., Inc. (a)	49,131	147,884
		3,070,728
Tobacco - 0.3%
Universal Corp.	18,041	952,745
Vector Group Ltd.	92,294	1,094,607
		2,047,352
TOTAL CONSUMER STAPLES		22,747,652
ENERGY - 6.2%
Energy Equipment & Services - 1.9%
Archrock, Inc.	100,933	906,378
Borr Drilling Ltd. (a)	82,172	408,395
Bristow Group, Inc. (a)	17,525	475,453
Diamond Offshore Drilling, Inc. (a)	75,816	788,486
DMC Global, Inc. (a)	10,579	205,656
Dril-Quip, Inc. (a)	25,151	683,353
Expro Group Holdings NV (a)	58,114	1,053,607
Helix Energy Solutions Group, Inc. (a)	107,047	790,007
Helmerich & Payne, Inc.	76,829	3,808,414
Nabors Industries Ltd. (a)	829	128,387
Newpark Resources, Inc. (a)	63,959	265,430
Noble Corp. PLC (a)	51,676	1,948,702
Oceaneering International, Inc. (a)	6,916	120,961
Oil States International, Inc. (a)	47,296	352,828
Patterson-UTI Energy, Inc.	51,875	873,575
ProFrac Holding Corp. (b)	9,566	241,063
ProPetro Holding Corp. (a)	65,512	679,359
Select Energy Services, Inc. Class A	53,571	494,996
Tidewater, Inc. (a)	34,781	1,281,680
U.S. Silica Holdings, Inc. (a)	47,156	589,450
		16,096,180
Oil, Gas & Consumable Fuels - 4.3%
Aemetis, Inc. (a)(b)	21,973	87,013
Alto Ingredients, Inc. (a)	53,736	154,760
Amplify Energy Corp. (a)	6,118	53,777
Ardmore Shipping Corp. (a)	30,647	441,623
Berry Corp.	47,335	378,680
California Resources Corp.	55,389	2,409,975
Callon Petroleum Co. (a)	6,189	229,550
Centrus Energy Corp. Class A (a)(b)	8,042	261,204
Chord Energy Corp.	12,616	1,725,995
Chord Energy Corp.:
warrants 9/1/24 (a)	810	16,516
warrants 9/1/25 (a)	405	7,367
Civitas Resources, Inc.	55,156	3,195,187
Clean Energy Fuels Corp. (a)	127,092	660,878
CNX Resources Corp. (a)	126,149	2,124,349
CONSOL Energy, Inc.	1,481	96,265
DHT Holdings, Inc.	102,372	909,063
Dorian LPG Ltd.	23,064	437,063
Energy Fuels, Inc. (a)(b)	20,238	125,678
Equitrans Midstream Corp.	234,151	1,568,812
Excelerate Energy, Inc. (b)	13,842	346,742
FLEX LNG Ltd. (b)	21,367	698,487
Frontline PLC (NY Shares)	93,224	1,131,739
Gevo, Inc. (a)(b)	148,118	281,424
Golar LNG Ltd. (a)	71,245	1,623,674
Green Plains, Inc. (a)(b)	40,232	1,227,076
International Seaways, Inc.	36,400	1,347,528
Kinetik Holdings, Inc. (b)	11,263	372,580
Murphy Oil Corp.	62,044	2,668,512
NACCO Industries, Inc. Class A	3,077	116,926
National Energy Services Reunited Corp. (a)	28,281	196,270
Nextdecade Corp. (a)(b)	3,602	17,794
Nordic American Tanker Shipping Ltd.	153,768	470,530
Northern Oil & Gas, Inc.	7,486	230,719
PBF Energy, Inc. Class A	56,755	2,314,469
Peabody Energy Corp. (a)(b)	88,055	2,326,413
Permian Resource Corp. Class A (b)	135,018	1,269,169
Rex American Resources Corp. (a)	11,949	380,695
Riley Exploration Permian, Inc.	2,903	85,435
Ring Energy, Inc. (a)(b)	41,859	102,973
Scorpio Tankers, Inc.	35,168	1,890,983
SFL Corp. Ltd.	86,123	794,054
Teekay Corp. (a)	51,197	232,434
Teekay Tankers Ltd. (a)	17,124	527,590
Ur-Energy, Inc. (a)	15,662	18,011
Vertex Energy, Inc. (a)(b)	4,702	29,152
W&T Offshore, Inc. (a)	12,206	68,109
World Fuel Services Corp.	45,867	1,253,545
		36,906,788
TOTAL ENERGY		53,002,968
FINANCIALS - 28.8%
Banks - 18.3%
1st Source Corp.	12,104	642,601
ACNB Corp.	6,250	248,813
Amalgamated Financial Corp.	13,268	305,695
Amerant Bancorp, Inc. Class A	20,810	558,540
American National Bankshares, Inc.	7,837	289,420
Ameris Bancorp	49,446	2,330,884
Arrow Financial Corp.	10,720	363,408
Associated Banc-Corp.	111,441	2,573,173
Atlantic Union Bankshares Corp.	55,939	1,965,696
Banc of California, Inc.	39,441	628,295
BancFirst Corp.	5,870	517,617
Bancorp, Inc., Delaware (a)	16,835	477,777
Bank First National Corp.	5,812	539,470
Bank of Marin Bancorp	11,817	388,543
BankUnited, Inc.	58,114	1,974,133
Bankwell Financial Group, Inc.	4,252	125,136
Banner Corp.	25,529	1,613,433
Bar Harbor Bankshares	11,003	352,536
BayCom Corp.	8,424	159,888
BCB Bancorp, Inc.	10,807	194,418
Berkshire Hills Bancorp, Inc.	32,390	968,461
Blue Ridge Bankshares, Inc.	12,690	158,498
Brookline Bancorp, Inc., Delaware	56,232	795,683
Business First Bancshares, Inc.	17,552	388,601
Byline Bancorp, Inc.	18,472	424,302
Cadence Bank	127,584	3,146,221
Cambridge Bancorp	5,147	427,510
Camden National Corp.	10,731	447,375
Capital Bancorp, Inc.	6,845	161,131
Capital City Bank Group, Inc.	10,171	330,558
Capstar Financial Holdings, Inc.	15,360	271,258
Carter Bankshares, Inc. (a)	17,970	298,122
Cathay General Bancorp	53,766	2,193,115
Central Pacific Financial Corp.	19,896	403,491
Citizens & Northern Corp.	11,412	260,878
City Holding Co.	11,025	1,026,317
Civista Bancshares, Inc.	11,657	256,571
CNB Financial Corp., Pennsylvania	15,022	357,373
Colony Bankcorp, Inc.	12,187	154,653
Columbia Banking Systems, Inc. (b)	58,867	1,773,663
Community Bank System, Inc.	39,911	2,512,397
Community Trust Bancorp, Inc.	11,764	540,321
ConnectOne Bancorp, Inc.	27,873	674,805
CrossFirst Bankshares, Inc. (a)	33,637	417,435
Customers Bancorp, Inc. (a)	22,889	648,674
CVB Financial Corp.	99,654	2,566,091
Dime Community Bancshares, Inc.	24,475	779,039
Eagle Bancorp, Inc.	23,674	1,043,313
Eastern Bankshares, Inc.	92,424	1,594,314
Enterprise Bancorp, Inc.	6,954	245,476
Enterprise Financial Services Corp.	26,342	1,289,704
Equity Bancshares, Inc.	11,428	373,353
Esquire Financial Holdings, Inc.	785	33,959
Farmers & Merchants Bancorp, Inc.	6,452	175,365
Farmers National Banc Corp.	26,119	368,800
FB Financial Corp.	26,814	969,058
Financial Institutions, Inc.	11,404	277,801
First Bancorp, North Carolina	26,452	1,133,204
First Bancorp, Puerto Rico	126,072	1,603,636
First Bancshares, Inc.	15,711	502,909
First Bank Hamilton New Jersey	11,823	162,684
First Busey Corp.	38,687	956,343
First Business Finance Services, Inc.	6,026	220,250
First Commonwealth Financial Corp.	69,724	974,044
First Community Bankshares, Inc.	11,896	403,274
First Financial Bancorp, Ohio	69,554	1,685,293
First Financial Corp., Indiana	8,282	381,635
First Foundation, Inc.	38,344	549,470
First Guaranty Bancshares, Inc.	4,127	96,778
First Internet Bancorp	6,422	155,926
First Interstate Bancsystem, Inc.	66,825	2,582,786
First Merchants Corp.	42,751	1,757,494
First Mid-Illinois Bancshares, Inc.	13,880	445,270
First of Long Island Corp.	16,632	299,376
First Western Financial, Inc. (a)	5,860	164,959
Five Star Bancorp	6,192	168,670
Flushing Financial Corp.	21,288	412,561
Fulton Financial Corp.	121,125	2,038,534
FVCBankcorp, Inc. (a)	8,515	162,381
German American Bancorp, Inc.	20,810	776,213
Glacier Bancorp, Inc.	72,291	3,572,621
Great Southern Bancorp, Inc.	6,964	414,288
Guaranty Bancshares, Inc. Texas	6,114	211,789
Hancock Whitney Corp.	64,418	3,117,187
Hanmi Financial Corp.	22,757	563,236
HarborOne Bancorp, Inc.	32,837	456,434
HBT Financial, Inc.	7,714	150,963
Heartland Financial U.S.A., Inc.	30,676	1,430,115
Heritage Commerce Corp.	44,156	574,028
Heritage Financial Corp., Washington	25,900	793,576
Hilltop Holdings, Inc.	37,225	1,117,122
Home Bancshares, Inc.	140,492	3,201,813
HomeStreet, Inc.	13,380	369,020
HomeTrust Bancshares, Inc.	8,662	209,361
Hope Bancorp, Inc.	86,508	1,108,167
Horizon Bancorp, Inc. Indiana	30,250	456,170
Independent Bank Corp.	14,992	358,609
Independent Bank Corp.	34,250	2,891,728
Independent Bank Group, Inc.	26,732	1,606,059
International Bancshares Corp.	40,027	1,831,636
John Marshall Bankcorp, Inc. (b)	8,642	248,717
Lakeland Bancorp, Inc.	46,578	820,239
Lakeland Financial Corp.	1,512	110,331
Live Oak Bancshares, Inc.	5,110	154,322
Macatawa Bank Corp.	19,659	216,839
Mercantile Bank Corp.	11,621	389,071
Metrocity Bankshares, Inc.	10,634	230,013
Metropolitan Bank Holding Corp. (a)	7,179	421,192
Mid Penn Bancorp, Inc.	10,812	324,036
Midland States Bancorp, Inc.	15,925	423,924
MidWestOne Financial Group, Inc.	10,563	335,375
MVB Financial Corp.	7,633	168,079
National Bank Holdings Corp.	20,337	855,578
NBT Bancorp, Inc.	31,234	1,356,180
Nicolet Bankshares, Inc. (a)	8,195	653,879
Northeast Bank	4,869	204,985
Northwest Bancshares, Inc. (b)	90,723	1,268,308
OceanFirst Financial Corp.	43,296	920,040
OFG Bancorp	34,793	958,895
Old National Bancorp, Indiana	219,247	3,942,061
Old Second Bancorp, Inc.	31,861	511,050
Origin Bancorp, Inc.	16,850	618,395
Orrstown Financial Services, Inc.	7,625	176,595
Pacific Premier Bancorp, Inc.	70,017	2,209,737
Park National Corp. (b)	10,719	1,508,699
Parke Bancorp, Inc.	7,599	157,603
Pathward Financial, Inc.	15,594	671,322
PCB Bancorp	8,606	152,240
PCSB Financial Corp.	9,484	180,575
Peapack-Gladstone Financial Corp.	12,864	478,798
Peoples Bancorp, Inc.	20,857	589,210
Peoples Financial Services Corp.	5,297	274,596
Preferred Bank, Los Angeles	9,963	743,439
Premier Financial Corp.	26,616	717,834
Primis Financial Corp.	16,493	195,442
Professional Holdings Corp. (A Shares) (a)	9,044	250,881
QCR Holdings, Inc.	11,860	588,730
RBB Bancorp	10,943	228,162
Red River Bancshares, Inc.	3,310	169,009
Renasant Corp.	40,874	1,536,454
Republic Bancorp, Inc., Kentucky Class A	6,562	268,517
Republic First Bancorp, Inc. (a)(b)	41,779	89,825
S&T Bancorp, Inc.	29,174	997,167
Sandy Spring Bancorp, Inc.	32,623	1,149,308
Seacoast Banking Corp., Florida	45,196	1,409,663
Shore Bancshares, Inc.	13,387	233,335
Sierra Bancorp	10,270	218,135
Silvergate Capital Corp. (a)(b)	4,912	85,469
Simmons First National Corp. Class A	90,836	1,960,241
SmartFinancial, Inc.	11,728	322,520
South Plains Financial, Inc.	7,284	200,529
Southern First Bancshares, Inc. (a)	5,731	262,193
Southside Bancshares, Inc.	22,916	824,747
Southstate Corp.	56,056	4,280,436
Stellar Bancorp, Inc.	33,583	989,355
Stock Yards Bancorp, Inc.	3,389	220,217
Summit Financial Group, Inc.	8,435	209,947
Texas Capital Bancshares, Inc. (a)	37,374	2,254,026
The Bank of NT Butterfield & Son Ltd.	34,923	1,041,055
The First Bancorp, Inc.	7,287	218,173
Third Coast Bancshares, Inc. (a)	8,908	164,174
Tompkins Financial Corp.	10,352	803,108
TowneBank	50,298	1,551,190
Trico Bancshares	23,300	1,188,067
Triumph Bancorp, Inc. (a)	11,052	540,111
Trustmark Corp.	45,749	1,597,098
UMB Financial Corp.	32,908	2,748,476
United Bankshares, Inc., West Virginia	97,593	3,951,541
United Community Bank, Inc.	79,451	2,685,444
Unity Bancorp, Inc.	5,296	144,740
Univest Corp. of Pennsylvania	21,643	565,532
USCB Financial Holdings, Inc. (a)	8,140	99,308
Valley National Bancorp	321,930	3,641,028
Veritex Holdings, Inc.	33,747	947,616
Washington Federal, Inc.	48,406	1,624,021
Washington Trust Bancorp, Inc.	12,825	605,084
WesBanco, Inc.	42,792	1,582,448
West Bancorp., Inc.	9,865	252,051
Westamerica Bancorp.	14,601	861,605
		155,819,109
Capital Markets - 1.0%
Artisan Partners Asset Management, Inc.	15,555	461,984
Assetmark Financial Holdings, Inc. (a)	16,192	372,416
Associated Capital Group, Inc.	1,134	47,617
Bakkt Holdings, Inc. Class A (a)(b)	43,266	51,487
BGC Partners, Inc. Class A	236,047	889,897
BrightSphere Investment Group, Inc.	1,797	36,982
Cowen Group, Inc. Class A	20,053	774,447
Donnelley Financial Solutions, Inc. (a)	17,705	684,298
GCM Grosvenor, Inc. Class A	4,177	31,787
MarketWise, Inc. Class A (a)	9,899	16,630
Moelis & Co. Class A	23,815	913,782
Oppenheimer Holdings, Inc. Class A (non-vtg.)	5,942	251,525
Perella Weinberg Partners Class A	2,156	21,129
Piper Jaffray Companies	12,994	1,691,689
Sculptor Capital Management, Inc. Class A	9,768	84,591
Silvercrest Asset Management Group Class A	488	9,160
StoneX Group, Inc. (a)	11,667	1,111,865
Value Line, Inc.	64	3,256
Victory Capital Holdings, Inc.	8,655	232,214
Virtus Investment Partners, Inc.	4,635	887,324
		8,574,080
Consumer Finance - 1.2%
Atlanticus Holdings Corp. (a)(b)	1,142	29,920
Bread Financial Holdings, Inc.	37,401	1,408,522
Consumer Portfolio Services, Inc. (a)(b)	7,038	62,286
CURO Group Holdings Corp.	3,483	12,365
Encore Capital Group, Inc. (a)(b)	17,315	830,081
Enova International, Inc. (a)	23,039	884,006
EZCORP, Inc. (non-vtg.) Class A (a)(b)	37,270	303,751
FirstCash Holdings, Inc.	14,105	1,225,866
Green Dot Corp. Class A (a)	31,502	498,362
LendingClub Corp. (a)	74,025	651,420
MoneyLion, Inc. (a)	100,684	62,424
Navient Corp.	79,544	1,308,499
Nelnet, Inc. Class A	10,908	989,901
Oportun Financial Corp. (a)	20,698	114,046
OppFi, Inc. Class A (a)(b)	10,337	21,191
PRA Group, Inc. (a)	28,798	972,796
PROG Holdings, Inc. (a)	31,553	532,930
Regional Management Corp.	5,716	160,505
Sunlight Financial Holdings, Inc. Class A (a)(b)	17,998	23,217
World Acceptance Corp. (a)(b)	907	59,808
		10,151,896
Diversified Financial Services - 0.6%
A-Mark Precious Metals, Inc.	13,770	478,232
Alerus Financial Corp.	11,524	269,085
Banco Latinoamericano de Comercio Exterior SA Series E	20,584	333,461
Cannae Holdings, Inc. (a)	52,057	1,074,977
Compass Diversified Holdings	46,458	846,929
Jackson Financial, Inc.	55,933	1,945,909
SWK Holdings Corp. (a)(b)	2,735	48,245
		4,996,838
Insurance - 2.8%
AMBAC Financial Group, Inc. (a)	33,088	577,055
American Equity Investment Life Holding Co.	52,948	2,415,488
Amerisafe, Inc.	14,335	744,990
Argo Group International Holdings, Ltd.	23,817	615,669
Bright Health Group, Inc. (a)(b)	145,769	94,735
CNO Financial Group, Inc.	84,812	1,937,954
Crawford & Co. Class A	11,439	63,601
Donegal Group, Inc. Class A	11,655	165,501
eHealth, Inc. (a)	13,017	63,002
Employers Holdings, Inc.	20,366	878,386
Enstar Group Ltd. (a)	8,399	1,940,505
Genworth Financial, Inc. Class A (a)	369,823	1,956,364
Goosehead Insurance (a)	1,724	59,202
Greenlight Capital Re, Ltd. (a)	19,463	158,623
Hippo Holdings, Inc. (a)(b)	12,745	173,332
Horace Mann Educators Corp.	30,726	1,148,231
Investors Title Co.	836	123,352
James River Group Holdings Ltd.	27,580	576,698
Lemonade, Inc. (a)(b)	35,250	482,220
MBIA, Inc. (a)	36,044	463,165
Mercury General Corp.	20,072	686,462
National Western Life Group, Inc.	1,693	475,733
NI Holdings, Inc. (a)	6,311	83,747
Oscar Health, Inc. (a)	89,449	220,045
ProAssurance Corp.	40,382	705,474
Root, Inc. (a)(b)	5,494	24,668
Safety Insurance Group, Inc.	10,632	895,852
Selective Insurance Group, Inc.	44,635	3,955,107
Selectquote, Inc. (a)	100,038	67,216
Siriuspoint Ltd. (a)	63,572	375,075
Stewart Information Services Corp.	20,048	856,651
Tiptree, Inc.	18,702	258,836
Trean Insurance Group, Inc. (a)	17,008	102,048
United Fire Group, Inc.	15,935	435,982
Universal Insurance Holdings, Inc.	15,860	167,957
		23,948,926
Mortgage Real Estate Investment Trusts - 2.4%
Angel Oak Mortgage, Inc. (b)	9,065	42,877
Apollo Commercial Real Estate Finance, Inc.	106,140	1,142,066
Arbor Realty Trust, Inc.	124,329	1,639,900
Ares Commercial Real Estate Corp.	39,566	407,134
Armour Residential REIT, Inc.	100,357	565,010
Blackstone Mortgage Trust, Inc.	128,208	2,714,163
BrightSpire Capital, Inc.	71,925	448,093
Broadmark Realty Capital, Inc.	99,150	352,974
Chimera Investment Corp.	175,663	966,147
Claros Mortgage Trust, Inc.	69,031	1,015,446
Dynex Capital, Inc.	34,801	442,669
Ellington Financial LLC	44,254	547,422
Franklin BSP Realty Trust, Inc.	62,636	808,004
Granite Point Mortgage Trust, Inc.	40,082	214,840
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	60,987	1,767,403
Invesco Mortgage Capital, Inc.	26,773	340,820
KKR Real Estate Finance Trust, Inc.	43,585	608,447
Ladder Capital Corp. Class A	86,699	870,458
MFA Financial, Inc.	77,626	764,616
New York Mortgage Trust, Inc.	280,934	719,191
Nexpoint Real Estate Finance, Inc.	6,227	98,947
Orchid Island Capital, Inc.	25,381	266,501
PennyMac Mortgage Investment Trust	54,431	674,400
Ready Capital Corp.	54,452	606,595
Redwood Trust, Inc.	86,041	581,637
TPG RE Finance Trust, Inc.	52,492	356,421
Two Harbors Investment Corp.	65,193	1,028,094
		19,990,275
Thrifts & Mortgage Finance - 2.5%
Axos Financial, Inc. (a)	38,638	1,476,744
Blue Foundry Bancorp (a)	19,418	249,521
Bridgewater Bancshares, Inc. (a)	12,028	213,377
Capitol Federal Financial, Inc.	97,458	843,012
Columbia Financial, Inc. (a)	16,964	366,762
Enact Holdings, Inc.	22,519	543,158
Essent Group Ltd.	78,791	3,063,394
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	6,791	765,414
Finance of America Companies, Inc. (a)(b)	27,894	35,425
Hingham Institution for Savings	1,021	281,755
Home Bancorp, Inc.	5,590	223,768
Home Point Capital, Inc.	5,956	8,160
Kearny Financial Corp.	44,695	453,654
Luther Burbank Corp.	11,155	123,932
Merchants Bancorp	11,969	291,086
Mr. Cooper Group, Inc. (a)	51,809	2,079,095
NMI Holdings, Inc. (a)	57,122	1,193,850
Northfield Bancorp, Inc.	32,201	506,522
PennyMac Financial Services, Inc.	19,974	1,131,727
Pioneer Bancorp, Inc. (a)	8,719	99,397
Provident Bancorp, Inc.	10,713	77,991
Provident Financial Services, Inc.	54,584	1,165,914
Radian Group, Inc.	117,704	2,244,615
Southern Missouri Bancorp, Inc.	5,974	273,788
Sterling Bancorp, Inc. (a)(b)	12,813	78,031
Trustco Bank Corp., New York	14,138	531,447
Velocity Financial, Inc. (a)(b)	5,982	57,726
Walker & Dunlop, Inc.	7,033	551,950
Waterstone Financial, Inc.	14,127	243,549
WSFS Financial Corp.	45,797	2,076,436
		21,251,200
TOTAL FINANCIALS		244,732,324
HEALTH CARE - 10.4%
Biotechnology - 5.6%
2seventy bio, Inc. (a)	28,213	264,356
4D Molecular Therapeutics, Inc. (a)	22,486	499,414
Absci Corp. (a)(b)	38,703	81,276
Adicet Bio, Inc. (a)	22,544	201,543
ADMA Biologics, Inc. (a)	77,842	302,027
Aerovate Therapeutics, Inc. (a)(b)	6,933	203,137
Affimed NV (a)	5,553	6,886
Agios Pharmaceuticals, Inc. (a)(b)	40,910	1,148,753
Akero Therapeutics, Inc. (a)	24,256	1,329,229
Allogene Therapeutics, Inc. (a)(b)	59,929	376,953
Allovir, Inc. (a)(b)	22,993	117,954
Alpine Immune Sciences, Inc. (a)(b)	9,332	68,590
ALX Oncology Holdings, Inc. (a)	15,939	179,633
AnaptysBio, Inc. (a)(b)	15,077	467,236
Anika Therapeutics, Inc. (a)	10,837	320,775
Arbutus Biopharma Corp. (a)(b)	39,741	92,597
Arcellx, Inc.	22,144	686,021
Arcturus Therapeutics Holdings, Inc. (a)	1,425	24,168
Arcus Biosciences, Inc. (a)(b)	38,474	795,642
Atara Biotherapeutics, Inc. (a)	62,709	205,686
Avidity Biosciences, Inc. (a)	40,111	890,063
BioCryst Pharmaceuticals, Inc. (a)(b)	42,840	491,803
Biohaven Ltd. (a)	18,043	250,437
BioXcel Therapeutics, Inc. (a)(b)	14,399	309,291
bluebird bio, Inc. (a)(b)	62,300	431,116
BridgeBio Pharma, Inc. (a)(b)	29,791	227,007
C4 Therapeutics, Inc. (a)(b)	31,258	184,422
Caribou Biosciences, Inc. (a)	42,218	265,129
Celldex Therapeutics, Inc. (a)	27,064	1,206,242
Century Therapeutics, Inc. (a)(b)	14,894	76,406
Chimerix, Inc. (a)	21,119	39,281
Chinook Therapeutics, Inc. (a)	38,018	996,072
Chinook Therapeutics, Inc. rights (a)(c)	488	0
Cogent Biosciences, Inc. (a)	47,789	552,441
Crinetics Pharmaceuticals, Inc. (a)	33,761	617,826
CTI BioPharma Corp. (a)(b)	60,713	364,885
Cullinan Oncology, Inc. (a)(b)	22,593	238,356
Cytokinetics, Inc. (a)	5,845	267,818
Day One Biopharmaceuticals, Inc. (a)	20,645	444,280
Deciphera Pharmaceuticals, Inc. (a)	24,408	400,047
Design Therapeutics, Inc. (a)(b)	25,606	262,718
Dyne Therapeutics, Inc. (a)	23,582	273,315
Editas Medicine, Inc. (a)(b)	52,072	461,879
Eiger Biopharmaceuticals, Inc. (a)	3,042	3,590
Emergent BioSolutions, Inc. (a)	37,538	443,324
Enanta Pharmaceuticals, Inc. (a)	13,137	611,133
Enochian Biosciences, Inc. (a)(b)	14,285	14,714
EQRx, Inc. (a)(b)	151,417	372,486
Erasca, Inc. (a)(b)	48,243	207,927
FibroGen, Inc. (a)	7,270	116,465
Gelesis Holdings, Inc. Class A (a)(b)	9,196	2,671
Generation Bio Co. (a)	35,688	140,254
Geron Corp. (a)(b)	83,438	201,920
HilleVax, Inc.	10,446	174,762
Icosavax, Inc. (a)	16,678	132,423
Ideaya Biosciences, Inc. (a)(b)	33,244	604,043
IGM Biosciences, Inc. (a)	1,858	31,605
Imago BioSciences, Inc. (a)	8,074	290,260
ImmunityBio, Inc. (a)(b)	13,727	69,596
ImmunoGen, Inc. (a)	81,799	405,723
Immunovant, Inc. (a)	33,310	591,253
Inovio Pharmaceuticals, Inc. (a)(b)	184,324	287,545
Instil Bio, Inc. (a)	52,024	32,775
Intellia Therapeutics, Inc. (a)	22,003	767,685
Invivyd, Inc. (a)	38,752	58,128
Iovance Biotherapeutics, Inc. (a)	113,097	722,690
iTeos Therapeutics, Inc. (a)	17,546	342,673
Janux Therapeutics, Inc. (a)	12,728	167,628
Jounce Therapeutics, Inc. (a)	30,334	33,671
Kalvista Pharmaceuticals, Inc. (a)	18,266	123,478
Keros Therapeutics, Inc. (a)	706	33,902
Kezar Life Sciences, Inc. (a)(b)	39,162	275,700
Kiniksa Pharmaceuticals Ltd. (a)	1,160	17,377
Kinnate Biopharma, Inc. (a)	21,557	131,498
Kodiak Sciences, Inc. (a)	24,747	177,189
Kronos Bio, Inc. (a)(b)	29,788	48,257
Krystal Biotech, Inc. (a)(b)	10,658	844,327
Kura Oncology, Inc. (a)	48,764	605,161
Kymera Therapeutics, Inc. (a)(b)	28,356	707,766
Lexicon Pharmaceuticals, Inc. (a)	38,518	73,569
Lyell Immunopharma, Inc. (a)(b)	130,046	451,260
Macrogenics, Inc. (a)	44,935	301,514
MannKind Corp. (a)(b)	170,293	897,444
MeiraGTx Holdings PLC (a)	20,753	135,310
Mersana Therapeutics, Inc. (a)	69,510	407,329
MiMedx Group, Inc. (a)	83,969	233,434
Monte Rosa Therapeutics, Inc. (a)(b)	22,101	168,189
Morphic Holding, Inc. (a)	2,819	75,408
Myriad Genetics, Inc. (a)	59,578	864,477
Nkarta, Inc. (a)(b)	24,484	146,659
Nurix Therapeutics, Inc. (a)(b)	34,913	383,345
Nuvalent, Inc. Class A (a)	15,081	449,112
Omniab, Inc. (c)	3,625	11,310
Omniab, Inc. (c)	3,625	10,694
Pardes Biosciences, Inc. (a)	24,480	41,371
PepGen, Inc.	8,994	120,250
PMV Pharmaceuticals, Inc. (a)(b)	27,393	238,319
Point Biopharma Global, Inc. (a)(b)	3,892	28,373
Praxis Precision Medicines, Inc. (a)(b)	27,123	64,553
Precigen, Inc. (a)(b)	11,638	17,690
Prime Medicine, Inc. (b)	4,428	82,272
Protagonist Therapeutics, Inc. (a)	34,652	378,053
PTC Therapeutics, Inc. (a)	12,858	490,790
Rallybio Corp. (a)(b)	2,979	19,572
RAPT Therapeutics, Inc. (a)	6,076	120,305
Recursion Pharmaceuticals, Inc. (a)(b)	93,044	717,369
REGENXBIO, Inc. (a)	30,117	683,054
Relay Therapeutics, Inc. (a)(b)	58,622	875,813
Replimune Group, Inc. (a)	30,463	828,594
Revolution Medicines, Inc. (a)(b)	48,439	1,153,817
Rocket Pharmaceuticals, Inc. (a)	40,285	788,377
Sage Therapeutics, Inc. (a)	38,891	1,483,303
Sana Biotechnology, Inc. (a)(b)	66,136	261,237
Sangamo Therapeutics, Inc. (a)	93,567	293,800
Sorrento Therapeutics, Inc. (a)(b)	291,325	258,114
SpringWorks Therapeutics, Inc. (a)(b)	21,763	566,056
Stoke Therapeutics, Inc. (a)	16,623	153,430
Sutro Biopharma, Inc. (a)	40,143	324,355
Syndax Pharmaceuticals, Inc. (a)	30,518	776,683
Talaris Therapeutics, Inc. (a)(b)	16,433	16,762
Tango Therapeutics, Inc. (a)	35,268	255,693
Tenaya Therapeutics, Inc. (a)	21,297	42,807
Travere Therapeutics, Inc. (a)	4,211	88,557
Twist Bioscience Corp. (a)	12,878	306,625
Tyra Biosciences, Inc. (a)(b)	9,951	75,628
Vanda Pharmaceuticals, Inc. (a)	41,243	304,786
Vaxart, Inc. (a)(b)	75,489	72,537
VBI Vaccines, Inc. (a)	143,800	56,240
Vera Therapeutics, Inc. (a)	931	18,015
Veracyte, Inc. (a)	53,533	1,270,338
Verve Therapeutics, Inc. (a)(b)	29,717	575,024
Vir Biotechnology, Inc. (a)	54,202	1,371,853
Viridian Therapeutics, Inc. (a)(b)	7,591	221,733
VistaGen Therapeutics, Inc. (a)(b)	37,412	3,853
Xencor, Inc. (a)	43,049	1,120,996
Zentalis Pharmaceuticals, Inc. (a)	1,827	36,796
		47,627,156
Health Care Equipment & Supplies - 1.0%
Alphatec Holdings, Inc. (a)(b)	5,522	68,197
Angiodynamics, Inc. (a)	27,772	382,420
Artivion, Inc. (a)	4,321	52,371
Atricure, Inc. (a)	11,914	528,743
Avanos Medical, Inc. (a)	34,717	939,442
Bioventus, Inc. (a)(b)	23,867	62,293
Butterfly Network, Inc. Class A (a)(b)	98,752	242,930
Cardiovascular Systems, Inc. (a)	13,910	189,454
Cue Health, Inc. (a)	80,883	167,428
Embecta Corp.	5,854	148,048
Figs, Inc. Class A (a)(b)	14,184	95,458
Inari Medical, Inc. (a)	3,192	202,884
Inogen, Inc. (a)	16,199	319,282
Integer Holdings Corp. (a)	24,619	1,685,417
LivaNova PLC (a)	9,551	530,463
Merit Medical Systems, Inc. (a)	5,875	414,893
Nano-X Imaging Ltd. (a)(b)	31,531	232,699
Neogen Corp. (a)	13,064	198,965
OraSure Technologies, Inc. (a)	54,287	261,663
Orthofix International NV (a)	14,583	299,389
RxSight, Inc. (a)	944	11,960
Seaspine Holdings Corp. (a)	26,598	222,093
Sight Sciences, Inc. (a)(b)	14,746	180,049
Tactile Systems Technology, Inc. (a)	9,585	110,036
Tenon Medical, Inc. (b)	354	559
Utah Medical Products, Inc.	217	21,815
Varex Imaging Corp. (a)(b)	29,003	588,761
ViewRay, Inc. (a)	12,384	55,480
Zimvie, Inc. (a)(b)	15,388	143,724
		8,356,916
Health Care Providers & Services - 1.4%
1Life Healthcare, Inc. (a)	134,865	2,253,594
23andMe Holding Co. Class A (a)(b)	111,669	241,205
Accolade, Inc. (a)	49,388	384,733
AdaptHealth Corp. (a)	54,114	1,040,071
Addus HomeCare Corp. (a)	7,041	700,509
ATI Physical Therapy, Inc. (a)(b)	53,620	16,354
Aveanna Healthcare Holdings, Inc. (a)	31,335	24,441
Brookdale Senior Living, Inc. (a)	138,594	378,362
CareMax, Inc. Class A (a)	43,415	158,465
Castle Biosciences, Inc. (a)	18,423	433,677
Community Health Systems, Inc. (a)	93,400	403,488
Cross Country Healthcare, Inc. (a)	23,240	617,487
Fulgent Genetics, Inc. (a)	15,707	467,754
GeneDx Holdings Corp. Class A (a)	116,268	30,672
Hims & Hers Health, Inc. (a)(b)	13,913	89,182
Innovage Holding Corp. (a)(b)	12,767	91,667
Invitae Corp. (a)(b)	181,873	338,284
LifeStance Health Group, Inc. (a)	51,031	252,093
Modivcare, Inc. (a)	6,537	586,565
National Healthcare Corp.	9,388	558,586
Opko Health, Inc. (a)(b)	301,268	376,585
Owens & Minor, Inc.	48,863	954,294
P3 Health Partners, Inc. Class A (a)(b)	6,737	12,396
Patterson Companies, Inc.	13,821	387,403
Pediatrix Medical Group, Inc. (a)	61,294	910,829
PetIQ, Inc. Class A (a)	4,192	38,650
Select Medical Holdings Corp.	11,752	291,802
Surgery Partners, Inc. (a)	4,360	121,470
		12,160,618
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	80,492	1,419,879
American Well Corp. (a)	172,374	487,818
Computer Programs & Systems, Inc. (a)	10,434	284,013
Health Catalyst, Inc. (a)	41,212	438,084
HealthStream, Inc. (a)	16,956	421,187
MultiPlan Corp. Class A (a)(b)	284,281	326,923
Nextgen Healthcare, Inc. (a)	21,854	410,418
Pear Therapeutics, Inc. Class A (a)(b)	29,632	34,966
Phreesia, Inc. (a)	19,532	632,056
Sharecare, Inc. Class A (a)	223,549	357,678
		4,813,022
Life Sciences Tools & Services - 0.7%
AbCellera Biologics, Inc. (a)(b)	88,871	900,263
Adaptive Biotechnologies Corp. (a)	79,445	606,960
Alpha Teknova, Inc. (a)	4,723	26,638
Berkeley Lights, Inc. (a)	42,019	112,611
BioLife Solutions, Inc. (a)	23,382	425,552
BioNano Genomics, Inc. (a)(b)	223,171	325,830
CryoPort, Inc. (a)	6,052	105,002
Inotiv, Inc. (a)(b)	13,090	64,665
MaxCyte, Inc. (a)	65,396	357,062
Nanostring Technologies, Inc. (a)	3,668	29,234
Nautilus Biotechnology, Inc. (a)	36,143	65,057
NeoGenomics, Inc. (a)	94,243	870,805
OmniAb, Inc. (a)	50,262	180,943
Pacific Biosciences of California, Inc. (a)(b)	168,820	1,380,948
Quanterix Corp. (a)	21,958	304,118
Quantum-Si, Inc. (a)(b)	67,505	123,534
Science 37 Holdings, Inc. (a)(b)	5,235	2,174
Seer, Inc. (a)	38,354	222,453
Singular Genomics Systems, Inc. (a)	41,926	84,271
SomaLogic, Inc. Class A (a)	97,123	243,779
		6,431,899
Pharmaceuticals - 1.1%
Amylyx Pharmaceuticals, Inc.	30,350	1,121,433
AN2 Therapeutics, Inc. (b)	6,649	63,365
ANI Pharmaceuticals, Inc. (a)	9,502	382,265
Atea Pharmaceuticals, Inc. (a)	56,852	273,458
Athira Pharma, Inc. (a)	25,139	79,691
Cara Therapeutics, Inc. (a)	33,721	362,164
CinCor Pharma, Inc.	18,458	226,849
DICE Therapeutics, Inc. (a)	26,501	826,831
Edgewise Therapeutics, Inc. (a)	28,250	252,555
Eyepoint Pharmaceuticals, Inc. (a)(b)	10,256	35,896
Fulcrum Therapeutics, Inc. (a)(b)	32,358	235,566
Ligand Pharmaceuticals, Inc. Class B (a)	9,949	664,593
Liquidia Technologies, Inc. (a)	13,257	84,447
Nektar Therapeutics (a)	136,454	308,386
NGM Biopharmaceuticals, Inc. (a)	12,211	61,299
Nuvation Bio, Inc. (a)	86,253	165,606
Phibro Animal Health Corp. Class A	947	12,699
Prestige Brands Holdings, Inc. (a)	37,225	2,330,285
Provention Bio, Inc. (a)(b)	6,802	71,897
Reata Pharmaceuticals, Inc. (a)(b)	3,475	132,015
Relmada Therapeutics, Inc. (a)	5,397	18,836
Supernus Pharmaceuticals, Inc. (a)	37,058	1,321,859
Tarsus Pharmaceuticals, Inc. (a)	13,658	200,226
Theravance Biopharma, Inc. (a)	5,360	60,139
Theseus Pharmaceuticals, Inc. (a)(b)	12,856	64,023
Third Harmonics Bio, Inc. (b)	5,396	23,203
Tricida, Inc. (a)(b)	19,187	2,934
Zogenix, Inc. rights (a)(c)	35,444	63,799
		9,446,319
TOTAL HEALTH CARE		88,835,930
INDUSTRIALS - 13.2%
Aerospace & Defense - 1.4%
AAR Corp. (a)	25,354	1,138,395
Aerojet Rocketdyne Holdings, Inc. (a)	14,744	824,632
AerSale Corp. (a)	15,516	251,670
Archer Aviation, Inc. Class A (a)(b)	108,004	201,967
Astra Space, Inc. Class A (a)(b)	115,608	50,151
Astronics Corp. (a)	18,792	193,558
Ducommun, Inc. (a)	8,244	411,870
Kaman Corp.	21,076	469,995
Kratos Defense & Security Solutions, Inc. (a)	92,761	957,294
Maxar Technologies, Inc.	54,996	2,845,493
Momentus, Inc. Class A (a)(b)	26,821	20,918
Moog, Inc. Class A	17,817	1,563,620
National Presto Industries, Inc.	3,836	262,613
Park Aerospace Corp.	14,678	196,832
Parsons Corp. (a)	25,133	1,162,401
Redwire Corp. (a)(b)	11,907	23,576
Terran Orbital Corp. Class A (a)(b)	30,495	48,182
Triumph Group, Inc. (a)	48,036	505,339
V2X, Inc. (a)	9,045	373,468
Virgin Galactic Holdings, Inc. (a)(b)	94,503	328,870
		11,830,844
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	26,924	699,486
Atlas Air Worldwide Holdings, Inc. (a)	20,953	2,112,062
Hub Group, Inc. Class A (a)	24,130	1,918,094
Radiant Logistics, Inc. (a)	20,799	105,867
		4,835,509
Airlines - 0.4%
Allegiant Travel Co. (a)	6,643	451,658
Blade Air Mobility, Inc. (a)(b)	42,216	151,133
Hawaiian Holdings, Inc. (a)	38,039	390,280
Joby Aviation, Inc. (a)(b)	17,268	57,848
SkyWest, Inc. (a)	37,264	615,229
Spirit Airlines, Inc. (a)	81,463	1,586,899
Wheels Up Experience, Inc. Class A (a)	120,029	123,630
		3,376,677
Building Products - 0.6%
American Woodmark Corp. (a)	11,701	571,711
Caesarstone Sdot-Yam Ltd.	16,645	95,043
Gibraltar Industries, Inc. (a)	23,308	1,069,371
Griffon Corp.	16,960	606,998
Jeld-Wen Holding, Inc. (a)	39,462	380,808
Quanex Building Products Corp.	24,903	589,703
Resideo Technologies, Inc. (a)	108,140	1,778,903
UFP Industries, Inc.	5,548	439,679
View, Inc. Class A (a)(b)	84,229	81,273
		5,613,489
Commercial Services & Supplies - 1.7%
ABM Industries, Inc.	49,602	2,203,321
ACCO Brands Corp.	68,623	383,603
ACV Auctions, Inc. Class A (a)	45,226	371,305
Brady Corp. Class A	7,702	362,764
BrightView Holdings, Inc. (a)	32,921	226,826
CompX International, Inc. Class A	1,299	24,006
CoreCivic, Inc. (a)	85,339	986,519
Deluxe Corp.	32,475	551,426
Ennis, Inc.	19,167	424,741
Harsco Corp. (a)	58,964	370,884
Healthcare Services Group, Inc.	28,805	345,660
Heritage-Crystal Clean, Inc. (a)	11,708	380,276
Interface, Inc.	8,040	79,355
KAR Auction Services, Inc. (a)	80,721	1,053,409
Kimball International, Inc. Class B	26,968	175,292
Li-Cycle Holdings Corp. (a)(b)	63,438	301,965
Matthews International Corp. Class A	22,430	682,769
Millerknoll, Inc.	56,812	1,193,620
NL Industries, Inc.	6,313	42,992
Quad/Graphics, Inc. (a)	24,051	98,128
Steelcase, Inc. Class A	64,963	459,288
The GEO Group, Inc. (a)(b)	88,486	968,922
UniFirst Corp.	11,198	2,161,102
Viad Corp. (a)	15,273	372,508
VSE Corp.	7,919	371,243
		14,591,924
Construction & Engineering - 1.0%
API Group Corp. (a)	154,649	2,908,948
Arcosa, Inc.	36,206	1,967,434
Argan, Inc.	9,882	364,448
Concrete Pumping Holdings, Inc. (a)	19,804	115,853
Fluor Corp. (a)	9,319	322,997
Granite Construction, Inc.	33,056	1,159,274
Great Lakes Dredge & Dock Corp. (a)	36,681	218,252
IES Holdings, Inc. (a)	2,107	74,946
Northwest Pipe Co. (a)	5,902	198,897
Primoris Services Corp.	37,536	823,540
Sterling Construction Co., Inc. (a)	3,515	115,292
Tutor Perini Corp. (a)	31,392	237,010
		8,506,891
Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	861	29,971
AZZ, Inc.	18,422	740,564
Encore Wire Corp.	13,240	1,821,294
EnerSys	27,015	1,994,788
ESS Tech, Inc. Class A (a)(b)	5,662	13,759
FuelCell Energy, Inc. (a)(b)	83,507	232,149
NuScale Power Corp. (a)(b)	23,326	239,325
Powell Industries, Inc.	6,908	243,023
Preformed Line Products Co.	1,858	154,753
Stem, Inc. (a)(b)	5,665	50,645
Thermon Group Holdings, Inc. (a)	24,928	500,554
		6,020,825
Industrial Conglomerates - 0.0%
Brookfield Business Corp. Class A	2,277	42,785
Machinery - 3.6%
3D Systems Corp. (a)	95,048	703,355
Alamo Group, Inc.	1,138	161,141
Albany International Corp. Class A	18,735	1,847,084
Altra Industrial Motion Corp.	48,619	2,904,985
Astec Industries, Inc.	17,158	697,644
Barnes Group, Inc.	36,578	1,494,211
CIRCOR International, Inc. (a)	9,964	238,737
Columbus McKinnon Corp. (NY Shares)	21,027	682,747
Desktop Metal, Inc. (a)(b)	199,098	270,773
EnPro Industries, Inc.	15,554	1,690,564
ESCO Technologies, Inc.	17,505	1,532,388
Fathom Digital Manufacturing Corp. (a)	7,605	10,039
Gorman-Rupp Co.	14,054	360,063
Hillenbrand, Inc.	25,876	1,104,129
Hillman Solutions Corp. Class A (a)	100,891	727,424
Hydrofarm Holdings Group, Inc. (a)(b)	33,165	51,406
Hyliion Holdings Corp. Class A (a)(b)	101,974	238,619
Hyster-Yale Materials Handling, Inc. Class A	8,094	204,859
Kennametal, Inc.	60,781	1,462,391
Luxfer Holdings PLC sponsored	12,223	167,700
Manitowoc Co., Inc. (a)	25,840	236,694
Markforged Holding Corp. (a)	74,080	85,933
Microvast Holdings, Inc. (a)(b)	51,200	78,336
Miller Industries, Inc.	7,939	211,654
Mueller Industries, Inc.	26,782	1,580,138
Nikola Corp. (a)(b)	17,011	36,744
Proterra, Inc. Class A (a)(b)	91,164	343,688
Proto Labs, Inc. (a)	17,089	436,282
RBC Bearings, Inc. (a)	18,257	3,822,103
REV Group, Inc.	24,476	308,887
SPX Technologies, Inc. (a)	32,725	2,148,396
Standex International Corp.	8,964	918,003
Tennant Co.	7,707	474,520
Terex Corp.	25,294	1,080,560
The Greenbrier Companies, Inc.	23,856	799,892
Trinity Industries, Inc.	52,141	1,541,809
Wabash National Corp.	4,631	104,661
		30,758,559
Marine - 0.5%
Costamare, Inc.	39,696	368,379
Eagle Bulk Shipping, Inc. (b)	10,065	502,646
Eneti, Inc.	16,436	165,182
Genco Shipping & Trading Ltd.	27,487	422,200
Golden Ocean Group Ltd. (b)	91,942	798,976
Matson, Inc.	27,935	1,746,217
Safe Bulkers, Inc. (b)	53,520	155,743
		4,159,343
Professional Services - 0.7%
Alight, Inc. Class A (a)	253,823	2,121,960
Atlas Technical Consultants, Inc. (a)(b)	4,043	20,821
Barrett Business Services, Inc.	490	45,707
First Advantage Corp. (a)	40,661	528,593
Heidrick & Struggles International, Inc.	14,625	409,061
Huron Consulting Group, Inc. (a)	5,942	431,389
ICF International, Inc.	4,105	406,600
Kelly Services, Inc. Class A (non-vtg.)	25,193	425,762
Planet Labs PBC Class A (a)(b)	14,787	64,323
Resources Connection, Inc.	24,139	443,675
Skillsoft Corp. (a)(b)	60,972	79,264
Spire Global, Inc. (a)	93,979	90,220
Sterling Check Corp. (a)(b)	1,194	18,471
TrueBlue, Inc. (a)	24,154	472,935
Willdan Group, Inc. (a)	7,801	139,248
		5,698,029
Road & Rail - 0.4%
ArcBest Corp.	12,354	865,274
Bird Global, Inc. Class A (a)(b)	123,771	22,304
Covenant Transport Group, Inc. Class A	7,018	242,612
Heartland Express, Inc.	35,044	537,575
Marten Transport Ltd.	11,078	219,123
TuSimple Holdings, Inc. (a)(b)	103,777	170,194
Universal Logistics Holdings, Inc.	1,312	43,873
Werner Enterprises, Inc.	41,589	1,674,373
		3,775,328
Trading Companies & Distributors - 1.6%
Alta Equipment Group, Inc.	12,591	166,075
Beacon Roofing Supply, Inc. (a)	11,519	608,088
BlueLinx Corp. (a)	6,567	466,979
Boise Cascade Co.	23,369	1,604,749
Custom Truck One Source, Inc. Class A (a)	31,580	199,586
Distribution Solutions Group I (a)	426	15,702
DXP Enterprises, Inc. (a)	11,468	315,943
GATX Corp.	24,793	2,636,488
Global Industrial Co.	2,719	63,978
NOW, Inc. (a)	82,426	1,046,810
Rush Enterprises, Inc.:
Class A	32,536	1,700,982
Class B	3,503	197,114
Textainer Group Holdings Ltd.	28,004	868,404
Titan Machinery, Inc. (a)	15,178	603,022
Triton International Ltd.	43,576	2,997,157
		13,491,077
TOTAL INDUSTRIALS		112,701,280
INFORMATION TECHNOLOGY - 5.5%
Communications Equipment - 0.5%
ADTRAN Holdings, Inc.	5,367	100,846
Aviat Networks, Inc. (a)	8,329	259,782
Calix, Inc. (a)	9,184	628,461
Comtech Telecommunications Corp.	19,334	234,715
Digi International, Inc. (a)	16,932	618,865
Inseego Corp. (a)(b)	49,814	41,968
NETGEAR, Inc. (a)	21,331	386,304
NetScout Systems, Inc. (a)	51,605	1,677,679
Ribbon Communications, Inc. (a)	53,655	149,697
		4,098,317
Electronic Equipment & Components - 2.0%
908 Devices, Inc. (a)(b)	12,688	96,683
Aeva Technologies, Inc. (a)	67,002	91,123
Akoustis Technologies, Inc. (a)(b)	2,041	5,756
Belden, Inc.	14,805	1,064,480
Benchmark Electronics, Inc.	26,217	699,732
Cepton, Inc. (a)	6,309	8,012
ePlus, Inc. (a)	4,547	201,341
Evolv Technologies Holdings, Inc. (a)	62,291	161,334
FARO Technologies, Inc. (a)	12,963	381,242
Insight Enterprises, Inc. (a)	3,675	368,492
Itron, Inc. (a)	30,980	1,569,137
Kimball Electronics, Inc. (a)	18,059	407,953
Knowles Corp. (a)	67,149	1,102,587
Methode Electronics, Inc. Class A	27,089	1,201,939
Mirion Technologies, Inc. Class A (a)(b)	102,700	678,847
nLIGHT, Inc. (a)	33,093	335,563
OSI Systems, Inc. (a)	10,707	851,421
Ouster, Inc. (a)(b)	108,195	93,372
Par Technology Corp. (a)(b)	12,349	321,938
PC Connection, Inc.	8,452	396,399
Plexus Corp. (a)	3,005	309,305
Sanmina Corp. (a)	42,634	2,442,502
ScanSource, Inc. (a)	18,942	553,485
TTM Technologies, Inc. (a)	75,697	1,141,511
Velodyne Lidar, Inc. (a)	155,020	114,513
Vishay Intertechnology, Inc.	97,069	2,093,778
Vishay Precision Group, Inc. (a)	9,350	361,378
		17,053,823
IT Services - 0.8%
AvidXchange Holdings, Inc. (a)	11,900	118,286
Brightcove, Inc. (a)	9,850	51,516
Cantaloupe, Inc. (a)	17,184	74,750
Cass Information Systems, Inc.	8,394	384,613
Conduent, Inc. (a)	127,288	515,516
Edgio, Inc. (a)	7,854	8,875
Fastly, Inc. Class A (a)	85,131	697,223
Hackett Group, Inc.	2,105	42,879
Information Services Group, Inc.	14,831	68,223
Maximus, Inc.	2,519	184,718
MoneyGram International, Inc. (a)	70,168	764,130
Paysafe Ltd. (a)	21,046	292,329
PFSweb, Inc. (a)	12,427	76,426
Rackspace Technology, Inc. (a)(b)	42,457	125,248
Repay Holdings Corp. (a)	65,708	528,949
Sabre Corp. (a)	193,684	1,196,967
Squarespace, Inc. Class A (a)	17,042	377,821
StoneCo Ltd. Class A (a)	99,441	938,723
Unisys Corp. (a)	12,867	65,750
		6,512,942
Semiconductors & Semiconductor Equipment - 0.7%
ACM Research, Inc.	31,319	241,469
Alpha & Omega Semiconductor Ltd. (a)	3,691	105,452
Amkor Technology, Inc.	60,452	1,449,639
AXT, Inc. (a)	30,592	133,993
Cohu, Inc. (a)	35,139	1,126,205
Diodes, Inc. (a)	9,055	689,448
Ichor Holdings Ltd. (a)	21,049	564,534
Impinj, Inc. (a)	1,474	160,931
Photronics, Inc. (a)	12,371	208,204
Rambus, Inc. (a)	12,797	458,389
Rigetti Computing, Inc. Class A (a)(b)	58,271	42,491
Ultra Clean Holdings, Inc. (a)	22,283	738,681
Veeco Instruments, Inc. (a)(b)	7,822	145,333
		6,064,769
Software - 1.3%
A10 Networks, Inc.	9,819	163,290
Adeia, Inc.	75,294	713,787
American Software, Inc. Class A	6,284	92,249
Applied Digital Corp. (b)	30,451	56,030
Avaya Holdings Corp. (a)(b)	64,352	12,613
Benefitfocus, Inc. (a)	5,971	62,457
Blackbaud, Inc. (a)	1,823	107,302
Blend Labs, Inc. (a)	141,595	203,897
C3.ai, Inc. (a)(b)	35,859	401,262
Cerence, Inc. (a)	29,497	546,579
Cipher Mining, Inc. (a)(b)	26,947	15,090
Cleanspark, Inc. (a)(b)	33,720	68,789
Consensus Cloud Solutions, Inc. (a)	7,376	396,534
Cvent Holding Corp. (a)	34,327	185,366
Digimarc Corp. (a)(b)	596	11,020
E2open Parent Holdings, Inc. (a)(b)	149,389	876,913
Ebix, Inc. (b)	15,666	312,693
eGain Communications Corp. (a)	9,184	82,932
EverCommerce, Inc. (a)	15,397	114,554
ForgeRock, Inc. (a)	7,879	179,405
Greenidge Generation Holdings, Inc. (a)(b)	9,161	2,648
Instructure Holdings, Inc. (a)(b)	11,079	259,692
InterDigital, Inc.	13,920	688,762
Kaleyra, Inc. (a)(b)	23,721	17,912
Latch, Inc. (a)	81,619	57,941
Liveramp Holdings, Inc. (a)	49,555	1,161,569
Livevox Holdings, Inc. (a)(b)	17,236	51,191
Marathon Digital Holdings, Inc. (a)(b)	88,403	302,338
Matterport, Inc. (a)	46,218	129,410
MicroStrategy, Inc. Class A (a)(b)	2,884	408,288
Mitek Systems, Inc. (a)	2,306	22,345
N-able, Inc. (a)	6,353	65,309
Olo, Inc. (a)(b)	67,591	422,444
ON24, Inc. (a)	30,956	267,150
Onespan, Inc. (a)	19,053	213,203
PowerSchool Holdings, Inc. (a)	22,381	516,553
PROS Holdings, Inc. (a)	10,781	261,547
Riot Blockchain, Inc. (a)(b)	119,077	403,671
Sapiens International Corp. NV	6,688	123,594
SecureWorks Corp. (a)	7,704	49,229
SolarWinds, Inc. (a)	35,878	335,818
Sumo Logic, Inc. (a)	30,437	246,540
TeraWulf, Inc. (a)(b)	9,977	6,641
Upland Software, Inc. (a)	22,025	157,038
Verint Systems, Inc. (a)	4,258	154,480
Xperi, Inc. (a)	33,688	290,054
		11,218,129
Technology Hardware, Storage & Peripherals - 0.2%
Avid Technology, Inc. (a)	9,775	259,917
CompoSecure, Inc. (a)(b)	779	3,825
Corsair Gaming, Inc. (a)(b)	12,558	170,412
Diebold Nixdorf, Inc. (a)(b)	13,740	19,511
Eastman Kodak Co. (a)(b)	42,190	128,680
IonQ, Inc. (a)(b)	76,898	265,298
Turtle Beach Corp. (a)	2,675	19,180
Xerox Holdings Corp.	85,685	1,251,001
		2,117,824
TOTAL INFORMATION TECHNOLOGY		47,065,804
MATERIALS - 4.1%
Chemicals - 1.4%
AdvanSix, Inc.	13,225	502,815
American Vanguard Corp.	2,687	58,335
Amyris, Inc. (a)(b)	132,783	203,158
Avient Corp.	18,080	610,381
Chase Corp.	4,273	368,589
Danimer Scientific, Inc. (a)(b)	66,955	119,849
Ecovyst, Inc. (a)	54,254	480,690
FutureFuel Corp.	19,217	156,234
H.B. Fuller Co.	5,429	388,825
Hawkins, Inc.	5,673	218,978
Innospec, Inc.	2,817	289,757
Intrepid Potash, Inc. (a)	8,294	239,448
Koppers Holdings, Inc.	15,239	429,740
Mativ, Inc.	38,070	795,663
Minerals Technologies, Inc.	24,205	1,469,728
Origin Materials, Inc. Class A (a)(b)	30,121	138,858
Perimeter Solutions SA (a)	87,935	803,726
PureCycle Technologies, Inc. (a)(b)	16,641	112,493
Quaker Houghton	3,455	576,640
Rayonier Advanced Materials, Inc. (a)	46,098	442,541
Sensient Technologies Corp.	1,757	128,120
Stepan Co.	14,381	1,531,001
Tredegar Corp.	20,518	209,694
Trinseo PLC	26,212	595,275
Tronox Holdings PLC	87,412	1,198,419
Valhi, Inc.	1,811	39,842
		12,108,799
Construction Materials - 0.3%
Summit Materials, Inc.	88,887	2,523,502
United States Lime & Minerals, Inc.	355	49,970
		2,573,472
Containers & Packaging - 0.4%
Cryptyde, Inc. (a)	6,882	1,319
Greif, Inc.:
Class A	15,962	1,070,412
Class B	3,375	264,026
O-I Glass, Inc. (a)	22,077	365,816
Pactiv Evergreen, Inc.	32,443	368,552
Ranpak Holdings Corp. (A Shares) (a)	32,217	185,892
TriMas Corp.	31,398	870,981
		3,126,998
Metals & Mining - 1.8%
Arconic Corp. (a)	75,875	1,605,515
Carpenter Technology Corp.	35,695	1,318,573
Coeur d'Alene Mines Corp. (a)	208,696	701,219
Commercial Metals Co.	72,538	3,503,585
Constellium NV (a)	44,062	521,253
Haynes International, Inc.	9,113	416,373
Hecla Mining Co.	413,657	2,299,933
Hycroft Mining Holding Corp. (a)(b)	17,585	9,357
Ivanhoe Electric, Inc. (a)	5,626	68,356
Materion Corp.	946	82,784
Novagold Resources, Inc. (a)	9,433	56,409
Olympic Steel, Inc.	7,227	242,683
Piedmont Lithium, Inc. (a)(b)	9,350	411,587
PolyMet Mining Corp. (a)	21,941	58,144
Ryerson Holding Corp.	13,749	416,045
Schnitzer Steel Industries, Inc. Class A	17,267	529,234
SunCoke Energy, Inc.	62,395	538,469
TimkenSteel Corp. (a)	33,168	602,663
Warrior Metropolitan Coal, Inc.	34,415	1,192,136
Worthington Industries, Inc.	23,486	1,167,489
		15,741,807
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)	12,551	474,553
Glatfelter Corp.	32,927	91,537
Resolute Forest Products, Inc. (a)	34,345	741,509
Sylvamo Corp.	1,653	80,319
		1,387,918
TOTAL MATERIALS		34,938,994
REAL ESTATE - 10.7%
Equity Real Estate Investment Trusts (REITs) - 10.2%
Acadia Realty Trust (SBI)	69,564	998,243
Agree Realty Corp.	65,498	4,645,770
Alexander & Baldwin, Inc.	54,312	1,017,264
American Assets Trust, Inc.	36,917	978,301
Apartment Investment & Management Co. Class A	111,864	796,472
Apple Hospitality (REIT), Inc.	160,883	2,538,734
Armada Hoffler Properties, Inc.	50,517	580,946
Ashford Hospitality Trust, Inc. (a)	25,792	115,290
Bluerock Homes Trust, Inc. (a)	1,821	38,806
Braemar Hotels & Resorts, Inc.	50,785	208,726
Brandywine Realty Trust (SBI)	127,222	782,415
Broadstone Net Lease, Inc.	129,427	2,098,012
BRT Apartments Corp.	8,962	176,014
CareTrust (REIT), Inc.	66,594	1,237,317
CBL & Associates Properties, Inc.	16,770	387,052
Centerspace	11,292	662,502
Chatham Lodging Trust	35,748	438,628
City Office REIT, Inc.	29,208	244,763
Clipper Realty, Inc.	1,079	6,906
Community Healthcare Trust, Inc.	7,302	261,412
Corporate Office Properties Trust (SBI)	74,289	1,927,057
CTO Realty Growth, Inc.	13,525	247,237
DiamondRock Hospitality Co.	156,754	1,283,815
Diversified Healthcare Trust (SBI)	175,508	113,519
Easterly Government Properties, Inc.	68,223	973,542
Elme Communities (SBI)	65,336	1,162,981
Empire State Realty Trust, Inc.	99,712	672,059
Equity Commonwealth	78,411	1,957,923
Essential Properties Realty Trust, Inc.	95,386	2,238,709
Farmland Partners, Inc.	37,449	466,615
Four Corners Property Trust, Inc.	56,854	1,474,224
Franklin Street Properties Corp.	74,801	204,207
Getty Realty Corp.	31,565	1,068,475
Gladstone Commercial Corp.	2,462	45,547
Gladstone Land Corp.	11,029	202,382
Global Medical REIT, Inc.	45,898	435,113
Global Net Lease, Inc.	77,929	979,568
Hersha Hospitality Trust	22,174	188,922
Independence Realty Trust, Inc.	167,925	2,831,216
Indus Realty Trust, Inc.	3,999	253,897
Industrial Logistics Properties Trust	45,976	150,342
InvenTrust Properties Corp.	50,784	1,202,057
iStar Financial, Inc.	52,019	396,905
Kite Realty Group Trust	162,886	3,428,750
LTC Properties, Inc.	29,893	1,062,098
LXP Industrial Trust (REIT)	203,517	2,039,240
National Health Investors, Inc.	31,241	1,631,405
Necessity Retail (REIT), Inc./The	100,205	594,216
NETSTREIT Corp.	41,289	756,827
NexPoint Residential Trust, Inc.	1,020	44,390
Office Properties Income Trust	36,018	480,840
One Liberty Properties, Inc.	12,183	270,706
Orion Office (REIT), Inc.	42,509	363,027
Paramount Group, Inc.	140,128	832,360
Pebblebrook Hotel Trust	97,042	1,299,392
Physicians Realty Trust	170,538	2,467,685
Piedmont Office Realty Trust, Inc. Class A	92,058	844,172
Plymouth Industrial REIT, Inc.	28,342	543,600
Postal Realty Trust, Inc.	5,869	85,277
Potlatch Corp.	53,990	2,375,020
Retail Opportunity Investments Corp.	90,130	1,354,654
RLJ Lodging Trust	119,848	1,269,190
RPT Realty	63,428	636,817
Ryman Hospitality Properties, Inc.	40,237	3,290,582
Sabra Health Care REIT, Inc.	172,632	2,145,816
Safehold, Inc.	7,653	219,029
Saul Centers, Inc.	917	37,304
Service Properties Trust	123,018	896,801
SITE Centers Corp.	145,607	1,988,992
Stag Industrial, Inc.	134,962	4,360,622
Summit Hotel Properties, Inc.	78,595	567,456
Sunstone Hotel Investors, Inc.	158,575	1,531,835
Terreno Realty Corp.	55,615	3,162,825
The Macerich Co.	160,974	1,812,567
UMH Properties, Inc.	6,849	110,269
Uniti Group, Inc.	177,853	983,527
Urban Edge Properties	85,477	1,204,371
Urstadt Biddle Properties, Inc. Class A	22,160	419,932
Veris Residential, Inc. (a)	64,505	1,027,565
Whitestone REIT Class B	34,928	336,706
Xenia Hotels & Resorts, Inc.	85,472	1,126,521
		86,292,271
Real Estate Management & Development - 0.5%
American Realty Investments, Inc. (a)(b)	1,098	28,164
Anywhere Real Estate, Inc. (a)	80,413	513,839
Digitalbridge Group, Inc.	12,055	131,882
Doma Holdings, Inc. Class A (a)(b)	96,753	43,819
Douglas Elliman, Inc.	52,315	212,922
Forestar Group, Inc. (a)	10,188	156,997
FRP Holdings, Inc. (a)	5,070	273,070
Kennedy-Wilson Holdings, Inc.	88,194	1,387,292
Newmark Group, Inc.	93,840	747,905
RE/MAX Holdings, Inc.	13,208	246,197
Stratus Properties, Inc.	4,457	85,976
Tejon Ranch Co. (a)	15,536	292,698
The RMR Group, Inc.	4,312	121,814
Transcontinental Realty Investors, Inc. (a)	931	41,132
		4,283,707
TOTAL REAL ESTATE		90,575,978
UTILITIES - 5.3%
Electric Utilities - 1.3%
Allete, Inc.	42,857	2,764,705
MGE Energy, Inc.	15,642	1,101,197
Otter Tail Corp.	17,033	1,000,007
PNM Resources, Inc.	63,942	3,119,730
Portland General Electric Co.	66,907	3,278,443
Via Renewables, Inc. Class A, (b)	1,358	6,939
		11,271,021
Gas Utilities - 2.0%
Chesapeake Utilities Corp.	5,738	678,117
New Jersey Resources Corp.	66,249	3,287,275
Northwest Natural Holding Co.	25,942	1,234,580
ONE Gas, Inc.	40,216	3,045,156
South Jersey Industries, Inc.	91,943	3,266,735
Southwest Gas Corp.	45,556	2,819,005
Spire, Inc.	38,129	2,625,563
		16,956,431
Independent Power and Renewable Electricity Producers - 0.3%
Altus Power, Inc. Class A (a)	21,601	140,839
Ormat Technologies, Inc. (b)	16,204	1,401,322
Sunnova Energy International, Inc. (a)(b)	74,213	1,336,576
		2,878,737
Multi-Utilities - 1.1%
Avista Corp.	55,157	2,445,661
Black Hills Corp.	48,595	3,418,172
NorthWestern Energy Corp.	43,381	2,574,229
Unitil Corp.	11,926	612,519
		9,050,581
Water Utilities - 0.6%
American States Water Co.	14,475	1,339,661
Artesian Resources Corp. Class A	2,119	124,131
California Water Service Group	30,043	1,821,808
SJW Group	20,205	1,640,444
		4,926,044
TOTAL UTILITIES		45,082,814
TOTAL COMMON STOCKS (Cost $883,674,973)		849,147,612

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (Cost $99,916)	100,000	99,752

Money Market Funds - 7.0%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 4.37% (e)(f) (Cost $59,471,598)	59,465,652	59,471,598

TOTAL INVESTMENT IN SECURITIES - 106.8% (Cost $943,246,487)	908,718,962
NET OTHER ASSETS (LIABILITIES) - (6.8)%	(57,679,564)
NET ASSETS - 100.0%	851,039,398

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	22	Mar 2023	1,947,990	4,974	4,974

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	2,780,205	88,449,400	91,229,605	34,928	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 4.37%	66,426,259	138,892,166	145,846,827	664,131	-	-	59,471,598	0.2%
Total	69,206,464	227,341,566	237,076,432	699,059	-	-	59,471,598

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	24,270,047	24,270,047	-	-
Consumer Discretionary	85,193,821	85,193,821	-	-
Consumer Staples	22,747,652	22,747,652	-	-
Energy	53,002,968	53,002,968	-	-
Financials	244,732,324	244,732,324	-	-
Health Care	88,835,930	88,750,127	-	85,803
Industrials	112,701,280	112,701,280	-	-
Information Technology	47,065,804	47,065,804	-	-
Materials	34,938,994	34,938,994	-	-
Real Estate	90,575,978	90,575,978	-	-
Utilities	45,082,814	45,082,814	-	-

U.S. Government and Government Agency Obligations	99,752	-	99,752	-

Money Market Funds	59,471,598	59,471,598	-	-
Total Investments in Securities:	908,718,962	908,533,407	99,752	85,803
Derivative Instruments:

Assets
Futures Contracts	4,974	4,974	-	-
Total Assets	4,974	4,974	-	-
Total Derivative Instruments:	4,974	4,974	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	4,974	0
Total Equity Risk	4,974	0
Total Value of Derivatives	4,974	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Small Cap Value Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		December 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $56,828,028) - See accompanying schedule:
Unaffiliated issuers (cost $883,774,889)	$849,247,364
Fidelity Central Funds (cost $59,471,598)	59,471,598

Total Investment in Securities (cost $943,246,487)		$908,718,962
Segregated cash with brokers for derivative instruments		56,056
Receivable for investments sold		3,069,224
Receivable for fund shares sold		1,110,580
Dividends receivable		1,597,927
Distributions receivable from Fidelity Central Funds		70,363
Total assets		914,623,112
Liabilities
Payable to custodian bank	2,924,255
Payable for investments purchased	32,773
Payable for fund shares redeemed	1,108,373
Accrued management fee	36,173
Payable for daily variation margin on futures contracts	10,541
Collateral on securities loaned	59,471,599
Total Liabilities		63,583,714
Net Assets		$851,039,398
Net Assets consist of:
Paid in capital		$906,025,791
Total accumulated earnings (loss)		(54,986,393)
Net Assets		$851,039,398
Net Asset Value , offering price and redemption price per share ($851,039,398 ÷ 39,693,816 shares)		$21.44

Statement of Operations
		Six months ended December 31, 2022 (Unaudited)
Investment Income
Dividends		$9,896,179
Interest		1,363
Income from Fidelity Central Funds (including $664,131 from security lending)		699,059
Total Income		10,596,601
Expenses
Management fee	$212,192
Independent trustees' fees and expenses	1,441
Interest	2,659
Total expenses before reductions	216,292
Expense reductions	(96)
Total expenses after reductions		216,196
Net Investment income (loss)		10,380,405
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(6,602,878)
Futures contracts	(279,260)
Total net realized gain (loss)		(6,882,138)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	22,769,418
Futures contracts	(44,274)
Total change in net unrealized appreciation (depreciation)		22,725,144
Net gain (loss)		15,843,006
Net increase (decrease) in net assets resulting from operations		$26,223,411
Statement of Changes in Net Assets

	Six months ended December 31, 2022 (Unaudited)	Year ended June 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,380,405	$14,699,224
Net realized gain (loss)	(6,882,138)	11,017,013
Change in net unrealized appreciation (depreciation)	22,725,144	(182,137,893)
Net increase (decrease) in net assets resulting from operations	26,223,411	(156,421,656)
Distributions to shareholders	(30,079,235)	(66,728,802)
Share transactions
Proceeds from sales of shares	159,808,400	594,179,184
Reinvestment of distributions	24,216,686	53,788,479
Cost of shares redeemed	(137,612,726)	(352,842,926)
Net increase (decrease) in net assets resulting from share transactions	46,412,360	295,124,737
Total increase (decrease) in net assets	42,556,536	71,974,279

Net Assets
Beginning of period	808,482,862	736,508,583
End of period	$851,039,398	$808,482,862

Other Information
Shares
Sold	7,156,776	23,457,218
Issued in reinvestment of distributions	1,074,926	2,127,287
Redeemed	(6,219,948)	(14,038,483)
Net increase (decrease)	2,011,754	11,546,022

Financial Highlights
Fidelity® Small Cap Value Index Fund

	Six months ended (Unaudited) December 31, 2022	Years ended June 30, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$21.46	$28.18	$16.52	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.27	.44	.37	.37
Net realized and unrealized gain (loss)	.50	(4.69)	11.59	(3.72)
Total from investment operations	.77	(4.25)	11.96	(3.35)
Distributions from net investment income	(.42)	(.44) D	(.30)	(.12)
Distributions from net realized gain	(.38)	(2.03) D	-	(.02)
Total distributions	(.79) E	(2.47)	(.30)	(.13) E
Net asset value, end of period	$21.44	$21.46	$28.18	$16.52
Total Return F,G	3.44%	(16.30)%	73.10%	(16.89)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.05% J	.05%	.05%	.05% J
Expenses net of fee waivers, if any	.05% J	.05%	.05%	.05% J
Expenses net of all reductions	.05% J	.05%	.05%	.05% J
Net investment income (loss)	2.44% J	1.77%	1.56%	2.24% J
Supplemental Data
Net assets, end of period (000 omitted)	$851,039	$808,483	$736,509	$139,586
Portfolio turnover rate K	14% J	38%	60%	74% J

A For the period July 11, 2019 (commencement of operations) through June 30, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended December 31, 2022

1. Organization.
Fidelity Mid Cap Growth Index Fund, Fidelity Mid Cap Value Index Fund, Fidelity Small Cap Growth Index Fund and Fidelity Small Cap Value Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2022 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Mid Cap Growth Index Fund	$ 535,324,902	$ 93,915,222	$(84,696,238)	$ 9,218,984
Fidelity Mid Cap Value Index Fund	717,566,302	162,632,058	(63,407,450)	99,224,608
Fidelity Small Cap Growth Index Fund	382,544,446	50,433,045	(79,787,070)	(29,354,025)
Fidelity Small Cap Value Index Fund	959,805,684	112,567,547	(163,649,295)	(51,081,748)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2021 to June 30, 2022. Loss deferrals were as follows:

Capital losses
Fidelity Mid Cap Growth Index Fund	$ (75,954,808)
Fidelity Small Cap Growth Index Fund	(47,253,203)

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Growth Index Fund	89,950,093	44,874,505
Fidelity Mid Cap Value Index Fund	62,815,815	92,588,687
Fidelity Small Cap Growth Index Fund	77,298,422	27,884,211
Fidelity Small Cap Value Index Fund	102,380,686	60,817,569

6.Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee. The management fee is based on the annual rates of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

% of Average Net Assets
Fidelity Mid Cap Growth Index Fund	.05%
Fidelity Mid Cap Value Index Fund	.05%
Fidelity Small Cap Growth Index Fund	.05%
Fidelity Small Cap Value Index Fund	.05%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, Fidelity Mid Cap Growth Index Fund, Fidelity Small Cap Growth Index Fund and Fidelity Small Cap Value Index Fund had no interfund loans outstanding. Any open loans, including accrued interest, at period end are presented as Notes payable to affiliates in the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Mid Cap Growth Index Fund	Borrower	$ 5,325,500	2.87%	$ 2,550
Fidelity Mid Cap Value Index Fund	Borrower	$ 5,933,913	3.19%	$ 10,014
Fidelity Small Cap Growth Index Fund	Borrower	$16,423,000	4.07%	$ 1,854
Fidelity Small Cap Value Index Fund	Borrower	$ 10,080,000	3.17%	$ 2,659

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Mid Cap Growth Index Fund	$ 8,352	$ 282	$10,611
Fidelity Mid Cap Value Index Fund	$ 19,359	$ 37,959	$ 683
Fidelity Small Cap Growth Index Fund	$ 45,076	$ 44,756	$ 944,557
Fidelity Small Cap Value Index Fund	$ 68,053	$ 42,976	$ 529,058

9. Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Mid Cap Growth Index Fund	$ 903,000	2.08%	$ 52

10. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Mid Cap Growth Index Fund	$ 79
Fidelity Mid Cap Value Index Fund	175
Fidelity Small Cap Growth Index Fund	328
Fidelity Small Cap Value Index Fund	96

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, certain otherwise unaffiliated shareholders were owners of record of more than 50% of the outstanding shares as follows:

Fund	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
Fidelity Mid Cap Value Index Fund	1	59%

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period- C July 1, 2022 to December 31, 2022

Fidelity® Mid Cap Growth Index Fund	.05%
Actual		$ 1,000	$ 1,062.20	$ .26
Hypothetical- B		$ 1,000	$ 1,024.95	$ .26

Fidelity® Mid Cap Value Index Fund	.05%
Actual		$ 1,000	$ 1,050.20	$ .26
Hypothetical- B		$ 1,000	$ 1,024.95	$ .26

Fidelity® Small Cap Growth Index Fund	.05%
Actual		$ 1,000	$ 1,044.70	$ .26
Hypothetical- B		$ 1,000	$ 1,024.95	$ .26

Fidelity® Small Cap Value Index Fund	.05%
Actual		$ 1,000	$ 1,034.40	$ .26
Hypothetical- B		$ 1,000	$ 1,024.95	$ .26

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Growth Index Fund
Fidelity Mid Cap Value Index Fund
Fidelity Small Cap Growth Index Fund
Fidelity Small Cap Value Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. The Board also considered the steps Fidelity and Geode had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance . The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for each fund and its benchmark index for the most recent one-year period. No performance peer group information was considered by the Board as Fidelity advised the Board that the peer groups, which are created by a third-party provider, include a number of actively-managed funds.  The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered each fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparisons of management fees and total expense ratios by broadening the competitive group used for such comparisons.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Fidelity Mid Cap Growth Index Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

Fidelity Mid Cap Value Index Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

Fidelity Small Cap Growth Index Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

Fidelity Small Cap Value Index Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

At its September 2022 meeting, the Board also approved an amendment to the Fidelity Small Cap Value Fund's sub-advisory agreement with Geode (effective October 1, 2022) that reduced the sub-advisory fee rate that FMR pays to Geode.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of each fund's total expense ratio, the Board considered the fund's unitary (subject to certain limited exceptions) fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of each fund relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that each fund's total net expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for 2021.

Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with each fund.

Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable and that each fund's Advisory Contracts should be renewed.

1.9896343.103
C06-SANN-0323
Fidelity® Municipal Bond Index Fund

Semi-Annual Report
December 31, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

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You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary December 31, 2022 (Unaudited)
Top Five States (% of Fund's net assets)

California	18.8
New York	14.2
Texas	9.9
Illinois	5.0
Florida	4.4

Revenue Sources (% of Fund's net assets)
General Obligations	32.9%
Transportation	15.4%
Special Tax	11.1%
Health Care	8.5%
Water & Sewer	7.8%
Education	6.6%
Escrowed/Pre-Refunded	5.2%
Others* (Individually Less Than 5%)	12.5%
100.0%

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments December 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.4%
	Principal Amount (a)	Value ($)
Alabama - 1.5%
Alabama Fed. Aid Hwy. Fin. Auth.:
Series 2015, 3.1% 9/1/29 (Pre-Refunded to 9/1/24 @ 100)	70,000	70,225
Series 2017 A, 4% 6/1/37 (Pre-Refunded to 9/1/27 @ 100)	25,000	26,525
Series 2017 B, 5% 9/1/26 (Escrowed to Maturity)	75,000	81,420
Alabama Pub. School & College Auth. Rev. Series 2020 A:
4% 11/1/40	100,000	97,557
5% 11/1/39	320,000	355,925
Alabama State Corrections Institution Fin. Auth. Series 2022 A, 5.25% 7/1/47	150,000	161,930
Birmingham Jefferson Civic Ctr. Auth. Series 2018 B, 4% 7/1/48	30,000	27,024
Birmingham Spl. Care Facilities Fin. Auth. Series 2015, 5% 6/1/25	150,000	157,121
Birmingham Wtrwks. Board:
Series 2016 B, 5% 1/1/30 (Pre-Refunded to 1/1/27 @ 100)	135,000	146,963
Series 2016, 3% 1/1/43 (Pre-Refunded to 1/1/27 @ 100)	5,000	5,061
Black Belt Energy Gas District Bonds Series 2019 A, 4%, tender 12/1/25 (b)	560,000	553,828
Decatur Wtr. & Swr. Rev. Series 2021 A, 2.125% 2/15/51	35,000	19,711
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 3% 2/1/30	40,000	37,839
Mobile Wtr. & Swr. Commissioners Wtr. & Swr. Rev. Series 2014, 5% 1/1/29	50,000	50,000
Southeast Alabama Gas Supply District Bonds Series 2018 A, 4%, tender 4/1/24 (b)	50,000	49,922
Tuscaloosa County Board of Ed. Series 2017, 5% 2/1/43 (Pre-Refunded to 2/1/27 @ 100)	45,000	49,156
UAB Medicine Fin. Auth. Rev.:
Series 2016 B:
3.625% 9/1/41	195,000	175,934
5% 9/1/34	130,000	137,465
Series 2017 B1, 3.25% 9/1/31	5,000	4,887
Univ. of Alabama At Birmingham Series 2019 B, 3% 10/1/41	50,000	40,263
Univ. of Alabama Gen. Rev. Series 2017 B, 3% 7/1/35	10,000	9,182
TOTAL ALABAMA		2,257,938
Alaska - 0.2%
Alaska Gen. Oblig.:
Series 2013 B, 5% 8/1/23	100,000	100,156
Series 2015 B, 5% 8/1/27	50,000	52,841
Alaska Hsg. Fin. Corp. Series 2017 A, 5% 12/1/30	75,000	80,831
TOTAL ALASKA		233,828
Arizona - 1.0%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/26	35,000	36,153
Arizona Indl. Dev. Auth. Student Hsg. Rev. (North Carolina Central Univ. Proj.) Series 2019 A, 5% 6/1/58	65,000	68,137
Arizona State Univ. Revs. Series 2019 B, 4% 7/1/49	15,000	14,013
Maricopa County Indl. Dev. Auth. Series 2021 A, 4% 9/1/51	135,000	120,248
Maricopa County Rev. Series 2016 A, 5% 1/1/38	40,000	41,809
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 4% 7/1/38	55,000	54,504
Mesa Util. Sys. Rev. Series 2020, 4% 7/1/43	180,000	176,316
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	175,000	177,166
Series 2017 D, 5% 7/1/25	15,000	15,812
Phoenix Civic Impt. Corp. District Rev. Series 2005 B, 5.5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	90,791
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2015 A, 5% 7/1/31	25,000	26,385
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A, 5% 1/1/31	45,000	49,059
Series 2016 A, 5% 1/1/27	50,000	54,609
Series 2017 A:
5% 1/1/28	100,000	111,253
5% 1/1/33	50,000	55,196
Series 2019 A, 4% 1/1/41	175,000	175,725
Series A:
5% 1/1/31	40,000	44,409
5% 1/1/36	40,000	42,948
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007 1:
5% 12/1/32	50,000	52,247
5.25% 12/1/24	10,000	10,206
5.25% 12/1/26	15,000	15,564
Series 2007, 5.25% 12/1/23	20,000	20,177
Univ. of Arizona Univ. Revs.:
Series 2016 B, 5% 6/1/42	45,000	46,691
Series 2020 A, 4% 8/1/44	100,000	95,188
TOTAL ARIZONA		1,594,606
Arkansas - 0.1%
Fort Smith Wtr. & Swr. Rev. Series 2018, 5% 10/1/34	110,000	119,292
Pulaski County Pub. Facilities Board Series 2014, 5% 12/1/39 (Pre-Refunded to 12/1/24 @ 100)	35,000	36,403
TOTAL ARKANSAS		155,695
California - 18.8%
Anaheim Elementary School District Series 2016, 3% 8/1/46	50,000	38,324
Anaheim Pub. Fing. Auth. Lease Rev.:
(Anaheim Pub. Impts. Proj.) Series 1997 C, 0% 9/1/36 (Escrowed to Maturity)	170,000	104,735
Series 1997 C, 0% 9/1/28 (Assured Guaranty Muni. Corp. Insured)	95,000	78,306
Antelope Valley Cmnty. College District Series B, 3% 8/1/50	55,000	40,798
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
Series 2017 G, 2%, tender 4/1/24 (b)	50,000	48,907
Series 2018 A, 2.625%, tender 4/1/26 (b)	130,000	127,392
Series A, 2.95%, tender 4/1/26 (b)	120,000	118,709
Series 2017 S7:
4% 4/1/34	95,000	98,701
4% 4/1/38	75,000	75,340
4% 4/1/47	5,000	4,863
Series F1, 5% 4/1/54 (Pre-Refunded to 4/1/24 @ 100)	70,000	71,900
Brea Redev. Agcy. Series 2003, 0% 8/1/29 (AMBAC Insured)	105,000	83,741
California Cmnty. Choice Fing. Auth. Clean Energy Proj. Rev. Bonds Series 2022 A1, 4%, tender 8/1/28 (b)	670,000	666,534
California Dept. of Wtr. Resources:
Series AV, 4% 12/1/31	40,000	41,767
Series BA, 5% 12/1/32	65,000	74,301
California Edl. Facilities Auth. Rev.:
(Loyola Marymount Univ. Proj.) Series 2001 A, 0% 10/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	165,000	129,793
Series 2001 A:
0% 10/1/30	70,000	52,912
0% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	9,391
Series 2018 B, 5% 10/1/43	100,000	104,828
Series T1, 5% 3/15/39	30,000	35,135
Series U6, 5% 5/1/45	35,000	40,194
California Gen. Oblig.:
Series 2012, 4% 9/1/37	215,000	215,050
Series 2013:
5% 9/1/26	75,000	76,083
5% 9/1/27	55,000	55,791
5% 11/1/30	25,000	25,449
Series 2014:
5% 10/1/23	35,000	35,551
5% 11/1/23	50,000	50,890
5% 10/1/28	30,000	31,278
Series 2015:
5% 8/1/23	25,000	25,308
5% 8/1/26	75,000	78,746
5% 8/1/26	65,000	69,004
5% 9/1/26	20,000	21,270
5% 9/1/28	50,000	53,042
5% 8/1/29	20,000	21,152
5% 8/1/30	170,000	177,250
5% 8/1/45	40,000	41,535
5.25% 8/1/30	95,000	100,700
Series 2016:
3% 9/1/33	120,000	115,853
4% 9/1/28	110,000	115,123
4% 9/1/34	300,000	308,713
4% 9/1/35	50,000	51,090
4% 9/1/36	200,000	202,987
5% 9/1/24	45,000	46,727
5% 9/1/26	160,000	173,814
5% 8/1/27	45,000	48,792
5% 9/1/30	15,000	16,233
5% 9/1/32	50,000	53,989
5% 9/1/45	10,000	10,469
Series 2017 A, 5% 8/1/26	80,000	86,759
Series 2017:
3.5% 8/1/27	25,000	25,510
4% 8/1/37	25,000	25,377
5% 11/1/25	175,000	186,894
5% 11/1/27	75,000	83,393
5% 11/1/27	65,000	72,274
5% 11/1/31	100,000	110,947
5% 8/1/33	100,000	107,650
Series 2018, 5% 10/1/48	100,000	106,705
Series 2019:
3% 10/1/33	70,000	66,751
3% 10/1/34	50,000	46,951
4% 4/1/25	45,000	46,362
5% 4/1/25	105,000	110,602
5% 10/1/25	175,000	186,525
5% 4/1/26	295,000	317,705
5% 4/1/27	10,000	10,992
5% 4/1/29	140,000	159,430
5% 4/1/30	100,000	113,833
5% 4/1/35	5,000	5,115
5% 4/1/36	75,000	76,638
Series 2020:
2% 11/1/36	60,000	45,640
3% 3/1/28	50,000	49,947
3% 11/1/35	250,000	229,795
4% 3/1/28	40,000	42,589
4% 3/1/29	175,000	187,893
4% 3/1/50	40,000	38,374
5% 11/1/27	50,000	55,595
5% 3/1/32	50,000	57,596
5% 3/1/32	50,000	57,596
5% 3/1/35	220,000	247,751
Series 2021:
4% 12/1/24	100,000	102,270
5% 12/1/26	310,000	338,492
5% 12/1/31	265,000	314,224
California Health Facilities Fing. Auth. Rev.:
Bonds (Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (b)	150,000	146,393
Series 2013 A, 4% 3/1/43	35,000	32,380
Series 2015, 5% 11/15/26	50,000	53,268
Series 2016 A:
3% 10/1/41	50,000	38,831
3.25% 11/15/36 (Pre-Refunded to 11/15/25 @ 100)	110,000	112,105
Series 2016 B:
5% 11/15/46	15,000	15,284
5% 11/15/46 (Pre-Refunded to 11/15/26 @ 100)	10,000	10,944
Series 2017 A:
5% 11/15/26	275,000	299,790
5% 11/1/27	20,000	22,219
Series 2017 A2, 5% 11/1/47	70,000	79,348
Series 2018 A:
4% 11/15/42	65,000	63,080
5% 11/15/26	35,000	37,793
5% 11/15/33	25,000	26,925
California Infrastructure & Econ. Dev. Bank Rev. Series 2003 A, 5% 7/1/29 (Pre-Refunded to 1/1/28 @ 100)	165,000	183,176
California Infrastructure and Econ. Dev. Bank Rev.:
Series 2016:
5% 10/1/26	15,000	16,207
5% 10/1/29	25,000	26,989
Series 2018, 5% 10/1/26	25,000	27,308
California Muni. Fin. Auth. Rev.:
(LINXS APM Proj.) Series 2018 A:
5% 12/31/28 (c)	60,000	63,033
5% 12/31/47 (c)	100,000	99,799
Series 2018 A, 3.25% 12/31/32 (Assured Guaranty Muni. Corp. Insured) (c)	20,000	18,536
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2020 B, 4% 3/1/45	175,000	169,058
California State Univ. Rev.:
Series 2015 A:
5% 11/1/27	20,000	21,371
5% 11/1/33	105,000	111,547
5% 11/1/43	40,000	41,513
Series 2016 A:
3.125% 11/1/36	50,000	46,363
5% 11/1/26	45,000	48,604
5% 11/1/45	125,000	129,838
Series 2017 A, 5% 11/1/25	100,000	106,853
California Statewide Cmntys. Dev. Auth. Series 2017, 5% 5/15/42	100,000	100,188
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
4.375% 1/1/48	40,000	37,362
5% 1/1/32	20,000	21,186
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds Series 2004 J, 5%, tender 11/1/29 (b)	25,000	28,357
Series 2015, 5% 11/1/43 (Pre-Refunded to 11/1/24 @ 100)	85,000	88,439
Series 2017 A, 5% 4/1/47	55,000	56,487
Series 2018 A, 3.5% 3/1/38	125,000	115,628
Carlsbad Unified School District Series 2011 C, 0% 8/1/35 (d)	180,000	194,099
Cerritos Cmnty. College District Series 2019 C, 3% 8/1/44	25,000	19,852
Chaffey Unified High School District Series 2019 D, 4% 8/1/49	20,000	19,373
Chino Valley Unified School District Series 2017 A, 5.25% 8/1/47	25,000	26,472
Coast Cmnty. College District Series 2013 A, 5% 8/1/38 (Pre-Refunded to 8/1/23 @ 100)	90,000	91,114
Compton Unified School District Series 2019 B, 3% 6/1/49	10,000	7,279
Concord Ctfs. of Prtn. (2021 Cap. Impt. Proj.) Series 2021, 2.125% 4/1/41	445,000	294,225
Contra Costa Cmnty. College District Series 2014 A, 4% 8/1/39	145,000	145,005
Downey Unified School District Series 2019 B, 3.625% 8/1/42	280,000	251,655
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2015 A, 5% 6/1/37	65,000	68,366
Series 2017 B, 5% 6/1/27	5,000	5,530
El Camino Cmnty. College District Series 2012 C:
0% 8/1/34	165,000	109,935
0% 8/1/38	65,000	34,921
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 3% 2/1/35	60,000	55,603
Foothill-De Anza Cmnty. College District Series 2003 B, 0% 8/1/25	5,000	4,650
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A:
0% 1/1/24 (Escrowed to Maturity)	105,000	102,075
0% 1/1/27 (Escrowed to Maturity)	40,000	35,803
0% 1/1/29 (Escrowed to Maturity)	20,000	16,915
Series 2013 A:
0% 1/15/24 (Assured Guaranty Muni. Corp. Insured)	40,000	38,716
5% 1/15/42 (Assured Guaranty Muni. Corp. Insured)	85,000	86,807
6% 1/15/49 (Pre-Refunded to 1/15/24 @ 100)	40,000	41,300
6% 1/15/53 (Pre-Refunded to 1/15/24 @ 100)	10,000	10,325
Series 2013 B1, 3.95% 1/15/53 (b)	80,000	70,934
Fremont Union High School District, Santa Clara Series 2019 A, 4% 8/1/46	30,000	29,461
Fresno Unified School District Series 2016 A, 4% 8/1/41	150,000	148,078
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/30 (Pre-Refunded to 6/1/23 @ 100)	40,000	40,347
Series 2015 A:
4% 6/1/31 (Pre-Refunded to 6/1/25 @ 100)	100,000	103,501
5% 6/1/35 (Pre-Refunded to 6/1/25 @ 100)	20,000	21,165
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	10,000	10,582
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	10,000	10,582
5% 6/1/45 (Pre-Refunded to 6/1/25 @ 100)	140,000	148,153
Grossmont Union High School District:
Series 2008, 0% 8/1/30	10,000	7,731
Series 2016 B, 3% 8/1/45	20,000	15,305
Hayward Unified School District Gen. Oblig. Series 2019 A, 4% 8/1/48	200,000	190,168
Imperial Irrigation District Elec. Rev. Series 2016 B1, 5% 11/1/46	140,000	147,451
Kaweah Delta Health Care District Series 2015 B, 4% 6/1/45	155,000	118,039
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5% 11/15/35	25,000	26,198
Long Beach Unified School District:
Series 2012, 5% 8/1/29	105,000	105,147
Series 2016, 3% 8/1/32	35,000	34,329
Series B, 0% 8/1/35	150,000	91,696
Los Angeles Cmnty. College District:
Series 2015 A:
5% 8/1/28 (Pre-Refunded to 8/1/24 @ 100)	170,000	176,381
5% 8/1/31 (Pre-Refunded to 8/1/24 @ 100)	170,000	176,381
Series 2017 J, 5% 8/1/28	30,000	33,271
Series A, 5% 8/1/30 (Pre-Refunded to 8/1/24 @ 100)	30,000	31,126
Series F, 5% 8/1/24 (Pre-Refunded to 8/1/23 @ 100)	35,000	35,433
Series G, 5% 8/1/27 (Pre-Refunded to 8/1/24 @ 100)	10,000	10,375
Series K, 4% 8/1/35	20,000	20,575
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2019 A, 5% 7/1/44	45,000	48,213
Series 2021 A:
5% 6/1/30	200,000	234,118
5% 7/1/44	190,000	209,059
Los Angeles Dept. Arpt. Rev.:
Series 2015, 5% 5/15/32	200,000	210,210
Series 2018 C, 5% 5/15/37 (c)	75,000	77,573
Series 2018 D:
5% 5/15/31 (c)	80,000	85,873
5% 5/15/34 (c)	120,000	127,409
Series 2022 I, 5% 5/15/42	285,000	314,790
Series A, 5% 5/15/36 (c)	50,000	52,478
Series B:
5% 5/15/34 (c)	10,000	10,625
5% 5/15/48	65,000	70,336
Series C, 5% 5/15/33 (c)	90,000	94,844
Series D, 5% 5/15/26 (c)	65,000	68,272
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2013 A, 5% 7/1/23	10,000	10,000
Series 2014 C, 5% 7/1/29	40,000	41,464
Series 2014 D, 5% 7/1/44	45,000	45,982
Series 2015 A, 3.25% 7/1/31	100,000	100,219
Series 2016 A:
5% 7/1/40	125,000	129,291
5% 7/1/46	70,000	72,335
Series 2017 A, 5% 7/1/28	5,000	5,481
Series 2020 A, 5% 7/1/27	135,000	149,562
Series A, 5% 7/1/31	15,000	16,750
Series B:
5% 7/1/29	50,000	51,222
5% 7/1/30	40,000	40,385
5% 7/1/30	55,000	62,651
5% 7/1/40	190,000	209,091
Series C, 5% 7/1/37	25,000	27,540
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2014 A, 5% 7/1/44	25,000	25,560
Series 2016 B, 5% 7/1/29	50,000	53,701
Series 2022 B:
4% 7/1/49	140,000	134,813
5% 7/1/28	430,000	486,629
Series A:
5% 7/1/33	25,000	27,837
5% 7/1/33	20,000	21,861
Series B, 5% 7/1/25	25,000	25,247
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2016 B, 4% 11/1/37	490,000	492,065
Los Angeles Solid Waste Resources Rev. Series 2018 A, 5% 2/1/30	115,000	127,324
Los Angeles Unified School District:
Series 2014 C, 5% 7/1/24	40,000	41,345
Series 2016 A, 5% 7/1/40	30,000	31,177
Series 2017 A, 5% 7/1/26	175,000	189,583
Series 2018 B1:
5% 7/1/23	95,000	95,988
5% 7/1/33	125,000	137,888
5.25% 7/1/42	50,000	53,383
Series 2019 A, 5% 7/1/28	130,000	146,337
Series 2020 C, 5% 7/1/30	60,000	69,982
Series 2020, 5% 7/1/25	10,000	10,604
Series 2021 A, 5% 7/1/25	75,000	79,527
Series A:
5% 7/1/24	5,000	5,168
5% 7/1/29	5,000	5,732
5% 7/1/30	50,000	57,297
Series B, 5% 7/1/25	90,000	95,433
Series C, 5% 7/1/28	55,000	56,792
Marin Healthcare District Series 2017 A:
3% 8/1/37	70,000	61,934
4% 8/1/47	135,000	129,114
Metropolitan Wtr. District of Southern California Wtr. Rev. Series 2020 A, 5% 10/1/33	55,000	63,306
Montebello Unified School District Series A, 5% 8/1/41	50,000	52,461
MSR Energy Auth. Gas Rev.:
Series 2009 A, 6.125% 11/1/29	55,000	60,870
Series 2009 B, 6.5% 11/1/39	25,000	29,911
Newport Mesa Unified School District:
Series 2011, 0% 8/1/36	230,000	137,760
Series 2017, 0% 8/1/39	95,000	48,591
North Orange County Cmnty. College District Rev. Series 2016 A, 3% 8/1/40	15,000	12,619
Norwalk-Mirada Unified School District Series 2005 B, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	70,000	58,182
Orange County Wtr. District Rev.:
Series 2017 A, 5% 8/15/29	75,000	82,344
Series 2019 C, 5% 8/15/32	150,000	172,010
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2003 B, 5% 8/15/28 (Escrowed to Maturity)	120,000	129,814
Palo Alto Unified School District Gen. Oblig. Series 2008 2, 0% 8/1/33	35,000	24,533
Palomar Cmnty. College District Series 2010 B, 0% 8/1/45 (d)	50,000	42,478
Palomar Pomerado Health Series 2009 A, 0% 8/1/28 (Assured Guaranty Corp. Insured)	200,000	164,964
Port of Oakland Rev. Series 2017 E, 5% 11/1/26	30,000	32,112
Poway Unified School District Series 2011, 0% 8/1/46	190,000	59,361
Riverside Cmnty. College District Series 2019, 3% 8/1/36	200,000	180,414
Riverside County Pub. Fing. Auth. (Cap. Facilities Proj.) Series 2015:
4.125% 11/1/40 (Pre-Refunded to 11/1/25 @ 100)	100,000	104,341
5.25% 11/1/45 (Pre-Refunded to 11/1/25 @ 100)	180,000	193,301
Sacramento City Fing. Auth. Rev. Series 2005 A:
0% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	63,107
0% 12/1/34 (FGIC Insured)	100,000	63,219
Sacramento Muni. Util. District Elec. Rev. Series 2020 H, 5% 8/15/39	70,000	77,772
Sacramento TOT Rev. Series A, 5% 6/1/43	55,000	57,709
San Bernardino Cmnty. College District:
Series 2019 A, 3% 8/1/41 (Pre-Refunded to 8/16/27 @ 100)	375,000	380,006
Series B, 0% 8/1/48	5,000	1,586
San Diego Cmnty. College District:
Series 2013, 0% 8/1/41 (Pre-Refunded to 8/1/23 @ 57.571) (d)	180,000	101,660
Series 2016, 5% 8/1/41 (Pre-Refunded to 8/1/26 @ 100)	5,000	5,421
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2017 A, 5% 7/1/47	50,000	51,675
San Diego County Wtr. Auth. Fing. Agcy. Wtr. Rev. Series 2022 A, 5% 5/1/47	140,000	154,653
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2018 A:
5% 8/1/33	170,000	189,751
5.25% 8/1/47	30,000	32,504
San Diego Redev. Agcy. Series 2016 A, 5% 9/1/23	50,000	50,673
San Diego Unified School District:
(Election of 1998 Proj.) Series 2005 E2, 5.5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	80,000	88,194
Series 1998 G1:
5.25% 7/1/27	5,000	5,597
5.25% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	25,000	28,598
5.25% 7/1/28 (Escrowed to Maturity)	5,000	5,662
Series 2008 E, 0% 7/1/49	125,000	38,385
Series 2009 1, 0% 7/1/30	50,000	39,397
Series 2017 K2, 0% 7/1/31	430,000	321,565
Series A, 0% 7/1/31	15,000	11,352
Series C, 0% 7/1/43	10,000	4,142
Series G, 0% 7/1/37 (Pre-Refunded to 1/1/24 @ 47.757)	130,000	60,290
Series R1, 0% 7/1/30	35,000	27,578
Series R4, 5% 7/1/28	70,000	74,369
Series R5, 5% 7/1/26	50,000	54,201
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A, 3% 7/1/44	5,000	3,956
San Francisco Bay Area Rapid Transit Fing. Auth.:
Series 2017 A1, 4% 8/1/42	10,000	9,945
Series 2019 B1, 3% 8/1/49	200,000	150,820
Series A1, 5% 8/1/47	80,000	84,634
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2016 A, 5% 5/1/26	25,000	26,888
Series 2017 A, 5% 5/1/47 (c)	40,000	40,424
Series 2017 D:
5% 5/1/24 (c)	35,000	35,725
5% 5/1/25 (c)	105,000	108,843
Series 2019 A, 5% 5/1/49 (c)	25,000	25,314
Series 2019 D:
5% 5/1/26	135,000	145,198
5% 5/1/34	325,000	363,179
5% 5/1/39	30,000	32,327
Series 2019 E, 5% 5/1/34 (c)	175,000	185,792
Series 2020 A, 4% 5/1/39 (c)	15,000	14,095
San Francisco City & County Ctfs. of Prtn. (49 South Van Ness Proj.) Series 2019 A, 4% 4/1/41	30,000	29,609
San Francisco Muni. Trans. Agcy. Series 2017, 4% 3/1/42	135,000	132,866
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2015 A, 5% 11/1/29	15,000	15,834
Series 2020 A, 5% 11/1/50	85,000	91,007
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993:
0% 1/1/25 (Escrowed to Maturity)	200,000	189,474
0% 1/1/26 (Escrowed to Maturity)	30,000	27,687
0% 1/1/28 (Escrowed to Maturity)	35,000	30,520
0% 1/1/28 (Escrowed to Maturity)	200,000	174,402
Series 1997 A, 0% 1/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	20,720
Series 2014 A, 5% 1/15/44 (Pre-Refunded to 1/15/25 @ 100)	95,000	99,513
Series A, 0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	65,321
San Jose Int. Arpt. Rev. Series 2017 B, 5% 3/1/42	20,000	20,750
San Mateo County Cmnty. College District Series 2006 B:
0% 9/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	90,637
0% 9/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	126,032
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	15,000	16,150
San Mateo Unified School District Series 2011 A, 0% 9/1/41 (d)	50,000	46,552
Santa Clara County Fing. Auth. Lease Rev.:
(Multiple Facilities Proj.) Series Q, 3% 5/15/37	200,000	171,632
Series 2019 A, 3.125% 5/1/47	225,000	173,127
Santa Clara Unified School District Series 2019, 4% 7/1/48	35,000	34,220
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2016 A, 5% 6/1/33	75,000	80,010
Saugus Union School District Series 2020 C, 2.375% 8/1/44	150,000	103,035
Sequoia Union High School District Series 2016, 3% 7/1/31	145,000	145,052
Sierra Joint Cmnty. College District Series 2021 B, 2% 8/1/46	100,000	60,876
Solano Cmnty. College District Series A, 0% 8/1/41 (Pre-Refunded to 8/1/28 @ 100) (d)	40,000	43,207
Sonoma County Jr. College District Rev.:
Series 2019 B, 3% 8/1/36	200,000	179,171
Series B, 3% 8/1/41	5,000	4,066
Southern California Pub. Pwr. Auth. Rev. Series A, 5.25% 11/1/26	30,000	31,659
Southwestern Cmnty. College District Gen. Oblig. Series 2021 C, 2.375% 8/1/46	100,000	64,176
Sweetwater Union High School District Series 2016, 4% 8/1/42	350,000	343,753
Turlock Irrigation District Rev. Series 2016, 5% 1/1/46	205,000	215,272
Twin Rivers Unified School District Series 2016, 0% 8/1/41 (Assured Guaranty Muni. Corp. Insured)	135,000	57,671
Univ. of California Revs.:
Series 2015 AO, 5% 5/15/40	125,000	129,715
Series 2016, 5% 5/15/35	135,000	144,113
Series 2017 M, 5% 5/15/32	75,000	82,238
Series 2018 O:
4% 5/15/48	165,000	159,238
5% 5/15/58	105,000	110,411
Series 2021 Q, 5% 5/15/35	160,000	184,032
Series AF, 5% 5/15/24	55,000	55,422
Series AM, 5.25% 5/15/37	10,000	10,281
Series AO, 5% 5/15/23	15,000	15,117
Series AY, 5% 5/15/28	20,000	22,103
Series I:
5% 5/15/25	50,000	52,856
5% 5/15/28	40,000	42,315
Series M, 5% 5/15/36	80,000	86,068
Series O, 4% 5/15/29	25,000	26,758
Upland Gen. Oblig. Ctfs. of Prtn. Series 2017, 5% 1/1/47	80,000	81,255
Upper Santa Clara Valley Joint Powers Auth. Series 2020 A, 4% 8/1/50	85,000	81,439
West Contra Costa Unified School District Series C1:
0% 8/1/27 (Assured Guaranty Corp. Insured)	15,000	13,031
0% 8/1/28	60,000	50,310
West Hollywood Pub. Fing. Auth. Series 2016, 3% 4/1/41	140,000	116,162
Westminster Redev. Agcy. Series 2016, 3% 11/1/41	125,000	99,943
William S. Hart Union High School District Series 2009 A, 0% 8/1/33	50,000	33,796
Yuba Cmnty. College District Series 2016 A:
3% 8/1/36	165,000	147,977
3% 8/1/37	35,000	30,849
TOTAL CALIFORNIA		28,694,368
Colorado - 1.8%
Colorado Ctfs. of Prtn.:
Series 2020 A, 3% 12/15/36	105,000	92,181
Series 2021 A, 4% 12/15/38	285,000	282,184
Colorado Health Facilities Auth. Rev. Bonds:
(Bethesda Proj.) Series 2018 B, 5% 9/15/53	90,000	74,925
Series 2016 B, 5% 11/15/30	150,000	160,808
Series 2018 A, 4% 11/15/48	100,000	90,802
Series 2019 A, 5% 11/1/29	35,000	39,010
Series 2019 A1:
4% 8/1/37	75,000	69,868
4% 8/1/39	85,000	77,320
4% 8/1/44	55,000	47,414
5% 8/1/26	60,000	63,238
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/25	25,000	25,186
Colorado Springs Utils. Rev. Series 2018 A2, 5% 11/15/48	25,000	26,709
Denver City & County Arpt. Rev.:
Series 2017 A, 5% 11/15/28 (c)	30,000	31,850
Series 2018 A:
5% 12/1/25 (c)	115,000	120,129
5% 12/1/36 (c)	60,000	65,369
Series 2018 B, 3.5% 12/1/35	15,000	14,426
Series 2019 C, 5% 11/15/31	30,000	34,067
Series 2022 A, 5% 11/15/41 (c)	245,000	255,022
Series 2022 D, 5% 11/15/42 (c)	165,000	171,360
Denver City & County Board Wtr. Rev. Series 2022 A, 5% 12/15/45	165,000	183,157
Denver Convention Ctr. Hotel Auth.:
Series 2016, 5% 12/1/23	50,000	50,293
Series 2017, 5% 12/1/26	50,000	51,543
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B:
0% 9/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	19,257
0% 9/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	14,790
0% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	17,705
Series 2006 B, 0% 9/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	49,423
Metropolitan Wastewtr. Reclamation District Series 2020 A, 2% 4/1/39	100,000	72,191
Park Creek Metropolitan District Series 2015 A, 5% 12/1/45	445,000	454,194
Univ. of Colorado Enterprise Sys. Rev.:
Series 2014 A, 5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	5,000	5,147
Series 2016 B1, 2.75% 6/1/30	85,000	82,871
TOTAL COLORADO		2,742,439
Connecticut - 1.4%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/24	15,000	15,473
Series 2015 B, 3.375% 6/15/29	25,000	25,177
Series 2016 A, 5% 3/15/26	30,000	32,145
Series 2017 A, 5% 4/15/27	25,000	27,290
Series 2018 D, 5% 4/15/27	105,000	114,617
Series 2019 A, 5% 4/15/27	25,000	27,290
Series 2020 C, 4% 6/1/31	30,000	31,984
Series 2021 B:
3% 6/1/29	90,000	89,633
3% 6/1/40	100,000	82,819
4% 6/1/31	65,000	69,810
Series A, 5% 3/15/28	35,000	36,725
Series B, 5% 1/15/24	50,000	51,093
Series D:
4% 8/15/31	15,000	15,509
5% 4/15/26	25,000	26,832
Series E:
3.375% 10/15/36	30,000	28,579
5% 9/15/25	30,000	31,829
5% 10/15/25	30,000	31,889
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2016 A, 2%, tender 7/1/26 (b)	225,000	213,193
Series 2019 A:
4% 7/1/34	30,000	29,192
5% 7/1/33	135,000	141,285
Series 2020 A, 5% 7/1/30	50,000	54,530
Connecticut Hsg. Fin. Auth.:
Series 2017 D1, 3.2% 11/15/32	15,000	14,502
Series 2018 A, 3.5% 5/15/33	5,000	4,988
Series 2020 C1, 2.05% 5/15/37	75,000	57,936
Series B1, 3.45% 11/15/41	5,000	4,436
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2015 A, 5% 5/1/26	150,000	161,380
Series 2015 B, 5% 8/1/26	110,000	116,437
Series 2016 A, 5% 9/1/31	5,000	5,375
Series 2018 A, 5% 1/1/27	35,000	38,088
Series 2018 B, 5% 10/1/28	120,000	134,821
Series 2021 A, 4% 5/1/37	35,000	35,182
Series A:
4% 9/1/35	145,000	146,962
5% 9/1/30	60,000	64,563
Series B:
5% 10/1/33	10,000	11,093
5% 10/1/36	85,000	92,525
Univ. of Connecticut Gen. Oblig. Series 2018 A, 5% 4/15/29	25,000	27,593
TOTAL CONNECTICUT		2,092,775
Delaware - 0.3%
Delaware Gen. Oblig.:
Series 2009 C, 5% 10/1/25	225,000	239,633
Series 2017, 3.25% 3/1/37	4,000	3,790
Delaware Health Facilities Auth. Rev. Series 2020 A:
4% 10/1/49	155,000	142,694
5% 10/1/32	15,000	16,599
Delaware Trans. Auth. Series 2015, 4% 6/1/45	50,000	48,446
TOTAL DELAWARE		451,162
District Of Columbia - 1.7%
District of Columbia Gen. Oblig.:
Series 2013 A, 5% 6/1/26	65,000	65,538
Series 2016 A:
4% 6/1/36	400,000	403,680
5% 6/1/32	40,000	42,824
Series 2017 A, 5% 6/1/29	45,000	49,432
Series 2017 D:
5% 6/1/28	100,000	109,872
5% 6/1/42	35,000	36,964
Series 2019 A:
5% 10/15/31	80,000	90,954
5% 10/15/44	15,000	16,042
Series 2021 D, 5% 2/1/31	60,000	69,891
District of Columbia Hosp. Rev. Series 2015, 5% 7/15/24	115,000	117,825
District of Columbia Income Tax Rev. Series 2019 C:
5% 10/1/29	180,000	206,527
5% 10/1/33	205,000	230,684
District of Columbia Rev. Series 2020, 5% 12/1/27	180,000	198,803
District of Columbia Univ. Rev. Series 2017, 5% 4/1/31	25,000	26,618
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev.:
Series 2014 C:
5% 10/1/27	20,000	20,775
5% 10/1/28	50,000	51,895
Series 2019 A, 5% 10/1/44	130,000	138,816
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Proj.) Series 2019 B:
3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	20,000	14,288
4% 10/1/53	45,000	38,130
Series 2009 B:
0% 10/1/25 (Assured Guaranty Corp. Insured)	5,000	4,558
0% 10/1/31 (Assured Guaranty Corp. Insured)	35,000	24,888
0% 10/1/34 (Assured Guaranty Corp. Insured)	70,000	42,582
0% 10/1/36 (Assured Guaranty Corp. Insured)	20,000	10,888
Series 2019 218, 4% 10/1/44	100,000	89,054
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A:
5% 10/1/28 (c)	40,000	40,925
5% 10/1/44 (c)	105,000	105,448
Series 2018 A, 5% 10/1/27 (c)	65,000	69,190
Series 2021 A, 4% 10/1/41 (c)	205,000	190,098
Washington D.C. Metropolitan Transit Auth. Rev.:
Series 2017 A1, 5% 7/1/29	10,000	10,887
Series 2017 B, 5% 7/1/42	70,000	73,259
TOTAL DISTRICT OF COLUMBIA		2,591,335
Florida - 4.4%
Brevard County Health Facilities Auth. Health Care Facilities Rev. (Health First, Inc. Proj.) Series 2014, 4% 4/1/36	180,000	173,579
Broward County Arpt. Sys. Rev.:
Series 2015 A, 5% 10/1/33 (c)	35,000	36,048
Series 2019 A, 5% 10/1/49 (c)	100,000	101,324
Broward County Port Facilities Rev. Series 2019 B, 4% 9/1/38 (c)	75,000	73,074
Broward County Wtr. & Swr. Util. Rev. Series 2019 A, 4% 10/1/43	200,000	190,324
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2016 B:
3% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	50,000	44,984
4% 7/1/40	20,000	19,414
Series 2017, 3.375% 7/1/42	70,000	60,391
Series 2019 B, 5% 7/1/44	125,000	131,374
Series 2021, 5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	265,000	285,059
Florida Board of Ed. Lottery Rev. Series 2016 B, 5% 7/1/26	65,000	70,281
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2015 E, 5% 6/1/24	20,000	20,676
Series 2018 A, 4% 6/1/37	55,000	55,689
Series 2018 B, 4% 6/1/48	160,000	156,438
Series 2019 D, 4% 6/1/30	35,000	37,371
Series C:
4% 6/1/28	30,000	30,188
5% 6/1/25	90,000	95,025
Series D, 4% 6/1/32	25,000	25,874
Florida Dept. of Trans. Tpk. Rev.:
Series 2016 B, 2.625% 7/1/27	60,000	59,913
Series 2021 B, 2% 7/1/43	155,000	97,550
Series 2021 C, 3% 7/1/51	185,000	131,267
Florida Dev. Fin. Corp. Healthcare Facility Rev. Series 2021, 5% 11/15/26	100,000	106,133
Florida Higher Edl. Facilities Fing. Auth. (Nova Southeastern Univ. Proj.) Series 2016, 5% 4/1/35	40,000	40,939
Gainesville Utils. Sys. Rev. Series 2021 A1, 5% 10/1/46	100,000	105,200
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A, 5% 10/1/30 (Pre-Refunded to 10/1/27 @ 100) (c)	30,000	32,562
Hillsborough County Cap. Impt. Series 2019:
3.125% 8/1/46	50,000	39,843
3.25% 8/1/49	10,000	7,996
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2012 A:
3.5% 10/1/28 (Pre-Refunded to 10/1/23 @ 100)	50,000	50,146
5% 10/1/28 (Pre-Refunded to 10/1/23 @ 100)	25,000	25,351
Hillsborough County School Board Ctfs. of Prtn. Series 2020 A, 5% 7/1/29	75,000	84,071
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2017 B3, 5% 10/1/27	125,000	137,121
Jacksonville Spl. Rev.:
Series 2013 A, 5% 10/1/40	75,000	75,667
Series 2013 C, 5.25% 10/1/30	150,000	152,411
Series 2014, 5% 10/1/28	65,000	67,249
Series 2019 A:
5% 10/1/24	85,000	88,250
5% 10/1/27	80,000	87,832
5% 10/1/29	25,000	28,370
5% 10/1/32	60,000	67,282
5% 10/1/34	100,000	111,098
Jacksonville Trans. Auth. Series 2015, 5% 8/1/35	150,000	156,845
JEA Wtr. & Swr. Sys. Rev. Series 2017 A, 4% 10/1/34	15,000	15,433
Lakeland Hosp. Sys. Rev. Series 2016, 3% 11/15/32	10,000	9,293
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	25,000	25,146
Miami Beach Wtr. & Swr. Rev. Series 2017, 5% 9/1/47	115,000	119,520
Miami-Dade County Series 2021 B2, 4% 10/1/43	345,000	332,201
Miami-Dade County Aviation Rev.:
Series 2016 A, 5% 10/1/41	20,000	20,463
Series 2020 A, 4% 10/1/39	130,000	124,831
Miami-Dade County Cap. Asset Acquisition:
Series 2009:
0% 10/1/44	155,000	52,440
0% 10/1/46	10,000	3,018
0% 10/1/47	50,000	14,265
Series 2016:
0% 10/1/31	5,000	3,620
0% 10/1/32	15,000	10,378
5% 10/1/26	145,000	155,267
Miami-Dade County Edl. Facilities Rev. Series 2015 A, 4% 4/1/45	100,000	93,423
Miami-Dade County Gen. Oblig.:
(Bldg. Better Cmntys. Prog.):
Series 2013 A, 5% 7/1/26	55,000	57,965
Series 2015 B, 5% 7/1/27	40,000	41,131
Series 2015 D, 3% 7/1/39	10,000	8,573
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/26	100,000	104,161
Miami-Dade County Sports Facilities Series C, 0% 10/1/48 (Assured Guaranty Corp. Insured)	15,000	4,279
Miami-Dade County Transit Sales Surtax Rev. Series 2019, 5% 7/1/31	20,000	22,558
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 A, 4% 10/1/39	75,000	72,796
Series 2017 B, 3.125% 10/1/39	5,000	4,313
Series 2019 B, 3% 10/1/49	10,000	7,442
Series 2019, 5% 10/1/46	165,000	171,835
North Broward Hosp. District Rev. Series 2017 B, 5% 1/1/32	10,000	10,477
North Miami Beach Wtr. Rev. Series 2020 A, 5% 8/1/44	60,000	64,587
Orange County Health Facilities Auth. Series 2016:
4% 10/1/45	65,000	60,748
5% 8/1/47	170,000	176,493
Orange County Tourist Dev. Tax Rev.:
Series 2016 A, 4% 10/1/34	20,000	20,348
Series 2016 B, 4% 10/1/36	30,000	30,181
Orlando Utils. Commission Util. Sys. Rev. Series 2018 A, 5% 10/1/34	5,000	5,462
Palm Beach County Health Facilities Series 2016, 5% 11/15/32	25,000	25,164
Palm Beach County Pub. Impt. Rev. (Professional Sports Franchise Facility Proj.) Series 2015 D:
5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	40,000	42,676
5% 12/1/45 (Pre-Refunded to 12/1/25 @ 100)	100,000	106,690
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2018 A, 5% 3/15/42	90,000	96,183
South Broward Hosp. District Rev.:
Series 2017, 5% 5/1/28	55,000	59,676
Series 2021 A, 2.375% 5/1/45	375,000	249,913
South Miami Health Facilities Auth. Hosp. Rev. Series 2017, 5% 8/15/23	75,000	75,897
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2020 A:
4% 10/1/38	100,000	102,480
5% 10/1/54	260,000	275,828
Tampa Health Sys. Rev. Series 2016 A, 4% 11/15/46	140,000	127,798
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A, 0% 9/1/53	5,000	1,054
Volusia County Edl. Facilities Auth. Rev. (Stetson Univ., Inc. Proj.) Series 2015, 5% 6/1/45	305,000	308,783
TOTAL FLORIDA		6,674,998
Georgia - 1.6%
Atlanta Arpt. Rev. Series 2019 B, 4% 7/1/49 (c)	125,000	108,798
Atlanta Wtr. & Wastewtr. Rev.:
Series 2013 B, 5.25% 11/1/30 (Pre-Refunded to 11/1/23 @ 100)	100,000	101,933
Series 2015:
5% 11/1/28	25,000	26,249
5% 11/1/29	5,000	5,247
5% 11/1/35 (Pre-Refunded to 5/1/25 @ 100)	30,000	31,552
5% 11/1/40	40,000	41,294
5% 11/1/43 (Pre-Refunded to 5/1/25 @ 100)	25,000	26,293
Series 2018 C, 4% 11/1/37	15,000	15,084
Brookhaven Dev. Auth. Rev. Series 2019 A:
4% 7/1/49	105,000	97,042
5% 7/1/26	20,000	21,542
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2017 D, 4.125% 11/1/45	20,000	17,052
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	20,000	21,577
Gainesville & Hall County Hosp. Auth. Rev.:
(Northeast Georgia Health Sys., Inc. Proj.) Series 2020 A, 5% 2/15/31	50,000	54,081
(Northeast Georgia Healthcare Sys., Inc. Proj.) Series 2014 A, 4% 8/15/46 (Pre-Refunded to 2/15/25 @ 100)	55,000	56,450
Georgia Gen. Oblig.:
Series 2015 A, 3% 2/1/30	20,000	19,793
Series 2016 F, 5% 1/1/26	25,000	26,768
Series 2017 A, 5% 2/1/25	190,000	199,162
Series 2018 A:
3% 7/1/33	25,000	24,266
4% 7/1/34	155,000	161,761
5% 7/1/27	5,000	5,517
Series 2021 A, 4% 7/1/35	105,000	110,539
Georgia Hsg. & Fin. Auth.:
Series 2015 A, 3.95% 12/1/43	50,000	48,751
Series 2017 C, 3.75% 6/1/48	110,000	105,522
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2018 HH, 4.125% 1/1/49 (Assured Guaranty Muni. Corp. Insured)	65,000	60,751
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3.75% 4/1/47	275,000	232,450
Gwinnett County School District Gen. Oblig. Series 2019, 5% 2/1/39	100,000	109,540
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A, 3.125% 7/1/44	110,000	84,199
Main Street Natural Gas, Inc. Series 2019 A, 4% 5/15/39	100,000	90,406
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Series 2007 A, 5.25% 7/1/27	65,000	72,085
Series 2019 A, 3.125% 7/1/46	25,000	19,764
Paulding County Wtr. & Sew Rev. Series 2016, 3% 12/1/48	20,000	14,895
Private Colleges & Univs. Auth. Rev. Series 2020 B:
4% 9/1/41	195,000	191,035
5% 9/1/30	100,000	116,433
Richmond County Hosp. Auth.:
(Univ. Health Svcs., Inc. Projs.) Series 2016, 5% 1/1/27	105,000	111,461
(Univ. Health Svcs., Inc. Proj.) Series 2016, 4% 1/1/35	70,000	70,550
TOTAL GEORGIA		2,499,842
Hawaii - 0.8%
Hawaii Arpts. Sys. Rev.:
Series 2020 A, 4% 7/1/35 (c)	80,000	77,450
Series 2020 D, 4% 7/1/39	100,000	97,683
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Series 2015 A, 4% 7/1/40	35,000	33,529
Hawaii Gen. Oblig.:
Series 2015 EY, 5% 10/1/26	130,000	138,206
Series 2016 FG, 5% 10/1/30	30,000	32,434
Series FT:
5% 1/1/27	50,000	54,450
5% 1/1/32	65,000	71,878
Series FW, 3.5% 1/1/38	35,000	33,696
Honolulu City & County Gen. Oblig.:
Series 2015 C, 3% 10/1/28	135,000	136,185
Series A, 5% 10/1/39	100,000	104,234
Honolulu City and County Wastewtr. Sys.:
Series 2016 B, 4% 7/1/33	235,000	242,051
Series 2018 A, 3.375% 7/1/42	40,000	34,288
Series 2019 A, 4% 7/1/37	100,000	101,608
TOTAL HAWAII		1,157,692
Idaho - 0.1%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2018 A, 5% 3/1/27	25,000	26,581
Series 2015 ID:
5.5% 12/1/27	60,000	63,815
5.5% 12/1/29	20,000	21,213
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2021 A, 4% 7/15/38	105,000	104,712
TOTAL IDAHO		216,321
Illinois - 5.0%
Chicago Board of Ed. Series 2016, 5.75% 4/1/35	100,000	104,602
Chicago Gen. Oblig.:
Series 1999:
0% 1/1/31	40,000	28,651
0% 1/1/33	50,000	32,440
Series 2002 B, 5% 1/1/26	15,000	15,243
Series 2007 E, 5.5% 1/1/35	45,000	45,771
Series 2008 C:
0% 1/1/26	85,000	75,524
0% 1/1/30	85,000	63,070
Series 2014 A, 5.25% 1/1/30	30,000	30,174
Series 2015 A:
5% 1/1/26	15,000	15,243
5.5% 1/1/33	20,000	20,400
Series 2015 C, 5% 1/1/27	195,000	199,122
Series 2019 A, 5% 1/1/40	15,000	14,873
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/26 (c)	65,000	65,847
Series 2014 B, 5% 1/1/27	5,000	5,080
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 A, 5% 1/1/26 (Pre-Refunded to 1/1/23 @ 100) (c)	75,000	75,000
Series 2013 B, 5% 1/1/26 (Pre-Refunded to 1/1/23 @ 100)	55,000	55,000
Series 2013 D:
5% 1/1/44 (Pre-Refunded to 1/1/23 @ 100)	15,000	15,000
5.25% 1/1/33 (Pre-Refunded to 1/1/23 @ 100)	100,000	100,000
Series 2015 B:
5% 1/1/28	45,000	46,760
5% 1/1/33	105,000	108,604
Series 2015 D, 5% 1/1/46	110,000	110,974
Series 2016 C, 5% 1/1/37	100,000	103,331
Series 2016 D, 5.25% 1/1/42	250,000	258,062
Series 2017 A, 5% 1/1/30	125,000	134,710
Series 2017 B, 5% 1/1/33	30,000	32,000
Series 2018 B:
5% 1/1/37	45,000	47,841
5% 1/1/38	20,000	21,134
5% 1/1/48	10,000	10,211
Series 2020 B, 5% 1/1/29	60,000	66,655
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	30,000	31,098
Chicago Wtr. Rev. Series 2000, 5% 11/1/30	15,000	15,597
Cook County Cmnty. College District Series 2013, 5.25% 12/1/30	40,000	40,143
Cook County Gen. Oblig. Series 2018, 5% 11/15/34	100,000	103,741
Illinois Fin. Auth.:
(Bradley Univ. Proj.) Series 2021 A, 4% 8/1/43	80,000	69,067
Series 2015, 4.125% 5/1/45	125,000	122,238
Series 2020 A, 3% 5/15/50	80,000	54,168
Illinois Fin. Auth. Rev.:
Series 2014 A, 5% 10/1/30	105,000	108,435
Series 2015 A, 4% 11/15/39	250,000	228,015
Series 2016:
3.25% 5/15/39	160,000	132,015
3.25% 11/15/45	15,000	11,706
4% 1/1/25	145,000	148,085
4% 7/1/30	60,000	61,832
4% 12/1/31	25,000	25,066
4% 12/1/40	210,000	181,319
Series 2017 A, 5% 8/1/42	105,000	104,466
Series 2017, 5% 8/15/26	135,000	144,734
Series 2018 A:
5% 10/1/41	25,000	26,667
5% 10/1/48	20,000	21,145
Illinois Gen. Oblig.:
Series 2012 A:
4% 1/1/29	70,000	68,683
4% 1/1/30	35,000	34,062
Series 2013:
5% 7/1/23	15,000	15,098
5.25% 7/1/31	85,000	85,269
Series 2014:
5% 4/1/27	55,000	55,550
5% 5/1/30	230,000	231,478
Series 2016 June:
3.5% 6/1/30	210,000	196,888
3.5% 6/1/31	70,000	64,817
Series 2016:
4% 1/1/31	70,000	67,535
5% 2/1/27	140,000	144,468
5% 11/1/36	100,000	100,235
Series 2017 A, 4.5% 12/1/41	35,000	31,661
Series 2017 B, 5% 12/1/24	65,000	66,264
Series 2017 C, 5% 11/1/29	10,000	10,245
Series 2017 D:
3.25% 11/1/26	40,000	38,779
5% 11/1/26	190,000	195,850
5% 11/1/28	140,000	143,975
Series 2018 A, 5% 10/1/24	120,000	122,215
Series 2018 B, 5% 10/1/24	20,000	20,369
Series 2019 B, 5% 9/1/25	30,000	30,725
Series 2020 D, 5% 10/1/25	50,000	51,231
Series 2021 A:
5% 3/1/27	50,000	51,605
5% 3/1/30	160,000	165,137
Series November 2016, 4.125% 11/1/31	40,000	38,548
Illinois Hsg. Dev. Auth. Rev. Series 2018 A, 4.125% 10/1/38	15,000	14,662
Illinois Sales Tax Rev.:
Series 2013:
5% 6/15/23	140,000	140,943
5% 6/15/24	20,000	20,113
5% 6/15/25	5,000	5,029
Series 2016 A, 3% 6/15/33	25,000	22,097
Series 2016 C, 4% 6/15/23	75,000	75,175
Series 2016 D, 3% 6/15/31	35,000	31,903
Series 2021 A, 4% 6/15/30	60,000	61,767
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 B, 5% 1/1/37	25,000	25,391
Series 2014 C, 5% 1/1/30	100,000	104,205
Series 2015 A, 5% 1/1/40	25,000	25,608
Series 2016 A, 5% 12/1/31	50,000	52,847
Series 2017 A, 5% 1/1/36	50,000	53,153
Series 2019 C, 5% 1/1/31	120,000	135,686
Series A, 5% 1/1/45	145,000	152,812
Series B:
5% 1/1/27	25,000	27,126
5% 1/1/30	50,000	56,894
Series C, 5% 1/1/30	95,000	108,811
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/31	65,000	68,534
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	18,587
Series 2010 B1, 0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	600,000	178,366
Series A:
0% 6/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	84,933
0% 6/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	42,293
0% 12/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	4,586
Series 1998 A, 5.5% 12/15/23	25,000	25,317
Series 2002 A:
0% 12/15/26	95,000	82,151
0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	13,410
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	11,667
Series 2002:
0% 12/15/23	30,000	28,973
0% 12/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	20,724
Series 2017 B, 0% 12/15/56 (Assured Guaranty Muni. Corp. Insured)	15,000	2,710
Northern Illinois Muni. Pwr. Agcy. Rev. (Prarie State Proj.) Series 2016 A, 5% 12/1/29	45,000	48,578
Sales Tax Securitization Corp. Series 2017 A, 5% 1/1/28	50,000	53,662
Springfield Elec. Rev. Series 2015:
4% 3/1/40 (Assured Guaranty Muni. Corp. Insured)	35,000	33,879
5% 3/1/31	60,000	61,877
5% 3/1/32	115,000	118,307
TOTAL ILLINOIS		7,574,322
Indiana - 1.0%
Carmel Local Pub. Impt. Bond Bank Series 2016, 5% 7/15/30	45,000	48,316
Hanover Middle School Bldg. Corp. Series 2020, 2% 7/15/34	200,000	163,471
Indiana Bond Bank Series 2008 B, 0% 6/1/32 (Assured Guaranty Muni. Corp. Insured)	70,000	49,466
Indiana Fin. Auth. Health Sys. Rev. Series 2017, 5% 11/1/32	70,000	75,359
Indiana Fin. Auth. Hwy. Rev. Series 2016 C, 5% 12/1/25	35,000	37,352
Indiana Fin. Auth. Rev.:
Series 2012 C, 5% 2/1/32 (Pre-Refunded to 2/1/23 @ 100)	60,000	60,088
Series 2019 E:
5% 2/1/36	25,000	27,605
5% 2/1/40	65,000	70,531
Series 2021 B, 5% 2/1/41	150,000	165,797
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.) Series 2021 A, 3% 10/1/40	45,000	37,335
Indiana Health & Edl. Facilities Fing. Auth. Rev. Series 2006 B, 5% 11/15/46	100,000	101,291
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2014 A:
5% 1/1/30	100,000	103,636
5% 1/1/31	65,000	67,300
Series 2016 C, 5% 1/1/39	230,000	241,299
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A:
5% 2/1/33	100,000	111,608
5% 2/1/54	25,000	25,988
(Pilot Infrastructure Prog.) Series 2017 C, 5% 1/1/33	40,000	43,786
Indianapolis Local Pub. Impt. Bond Bank Series E, 0% 2/1/28 (AMBAC Insured)	5,000	4,234
Indianapolis Wtr. Sys. Rev. Series 2018 A, 5% 10/1/30	55,000	61,072
TOTAL INDIANA		1,495,534
Iowa - 0.4%
Iowa Fin. Auth. Health Care Facilities Rev. Series 2013, 5% 7/1/33 (Pre-Refunded to 7/1/23 @ 100)	55,000	55,532
Iowa Fin. Auth. Rev.:
Series 2017, 5% 8/1/37	115,000	123,128
Series 2020 A, 5% 8/1/36	105,000	117,534
Iowa Fin. Auth. Single Family Mtg. (Mtg.-Backed Securities Prog.) Series 2019 A, 4% 7/1/47	75,000	75,236
Iowa Spl. Oblig. Series 2019, 5% 6/1/33	30,000	33,904
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2021 A2, 4% 6/1/40	215,000	193,673
TOTAL IOWA		599,007
Kansas - 0.0%
Johnson & Miami County Unified School District Series 2016 B, 3% 9/1/37	30,000	26,359
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Series 2019 A, 4% 9/1/48	50,000	47,291
TOTAL KANSAS		73,650
Kentucky - 0.5%
Carroll County Envir. Facilities Rev. Series 2008 A, 2% 2/1/32 (c)	365,000	294,300
Econ. Dev. Fin. Auth. Lousiville Arena Proj. Rev. Series A2, 0% 12/1/23 (Escrowed to Maturity)	60,000	58,372
Kentucky Asset/Liability Commission Agcy. Fund Rev. Series 2014 A, 5% 9/1/26	135,000	139,202
Kentucky Eco Dev. Fin. Auth. Health Rev. Series 2000 B, 0% 10/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	87,359
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. (Prarie State Proj.) Series 2015 A:
5% 9/1/23	5,000	5,058
5% 9/1/42	5,000	5,057
Kentucky State Property & Buildings Commission Rev. Series B, 5% 11/1/28	30,000	32,146
Kentucky, Inc. Pub. Energy Series 2019 C, 4% 8/1/27	50,000	49,300
Louisville & Jefferson County Series 2016 A, 3% 10/1/37	95,000	79,358
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series 2017 A, 3.25% 5/15/46	100,000	80,013
TOTAL KENTUCKY		830,165
Louisiana - 0.5%
Jefferson Sales Tax District Series 2019 B, 4% 12/1/42 (Assured Guaranty Muni. Corp. Insured)	5,000	4,865
Louisiana Gen. Oblig.:
Series 2014 D1, 3% 12/1/29	40,000	39,644
Series 2017 A, 5% 4/1/25	25,000	26,278
Louisiana Local Govt. Envir. Facilities and Cmnty. Dev. Auth. (Woman's Hosp. Foundation Proj.) Series 2017 A, 4% 10/1/41	50,000	48,320
Louisiana Pub. Facilities Auth. Hosp. Rev.:
(Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 3.75% 7/1/47	30,000	25,258
Bonds (Louisiana Children's Med. Ctr. Proj.) Series 2015 A3, 5%, tender 6/1/23 (b)	50,000	50,255
Louisiana Pub. Facilities Auth. Rev.:
(Hurricane Recovery Prog.) Series 2014, 5% 6/1/24	50,000	51,445
(Loyola Univ. Proj.) Series 2017, 0% 10/1/46 (d)	35,000	32,893
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/27	100,000	100,635
New Orleans Aviation Board Series 2018 A, 4% 10/1/43 (Assured Guaranty Muni. Corp. Insured)	150,000	135,916
New Orleans Wtr. Series 2015, 5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	25,000	26,564
State of Louisiana Grant Anticipation Rev.:
Series 2019 A, 5% 9/1/29	30,000	33,629
Series 2021, 5% 9/1/33	100,000	114,675
TOTAL LOUISIANA		690,377
Maryland - 1.5%
Baltimore County Gen. Oblig. Series 2019, 4% 3/1/35	40,000	41,556
Maryland Dept. of Trans.:
Series 2016, 4% 11/1/29	85,000	86,918
Series 2018, 3% 5/1/31	40,000	39,210
Series 2021 B, 4% 8/1/51 (c)	100,000	86,132
Maryland Gen. Oblig.:
Series 2017 B, 5% 8/1/25	30,000	31,797
Series 2019 1, 5% 3/15/31	70,000	79,609
Series 2019, 5% 3/15/30	50,000	56,902
Series 2020 A:
5% 8/1/29	150,000	171,913
5% 8/1/35	55,000	62,474
Series 2021 2A, 5% 8/1/28	120,000	135,090
Series 2021 A, 5% 8/1/32	75,000	88,431
Series A, 5% 3/15/30	30,000	33,517
Series C, 5% 8/1/24	5,000	5,177
Maryland Health & Higher Edl. Series 2021 A, 2.5% 7/1/51	90,000	55,350
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2015, 4% 7/1/35 (Pre-Refunded to 7/1/25 @ 100)	100,000	103,292
Series 2017 A, 4% 5/15/47	55,000	49,959
Series 2017 MD, 4% 12/1/46	15,000	13,723
Maryland Stadium Auth. Built to Learn Rev. Series 2021:
2.75% 6/1/51	190,000	126,871
4% 6/1/37	115,000	113,738
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B, 2.625% 6/1/27 (c)	40,000	37,867
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A:
2.25% 7/1/39	65,000	47,332
3% 7/1/47	145,000	110,149
Montgomery County Gen. Oblig.:
Series 2014 A, 5% 11/1/29 (Pre-Refunded to 11/1/24 @ 100)	85,000	88,470
Series 2015 B, 3% 12/1/29	70,000	69,682
Series 2020 B, 4% 11/1/31	100,000	110,044
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series 2021 A, 4% 4/1/47	290,000	279,330
Washington Metropolitan Area Transit Auth. Series 2021 A, 5% 7/15/46	150,000	160,752
Washington Suburban San. District Series 2016 2:
4% 6/1/42	10,000	9,852
5% 6/1/34	65,000	69,661
TOTAL MARYLAND		2,364,798
Massachusetts - 3.6%
Boston Gen. Oblig. Series A, 5% 4/1/26	40,000	43,040
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2005 A, 5% 7/1/25	55,000	58,156
Series 2007, 5.25% 7/1/28	40,000	45,449
Series A, 5.25% 7/1/28	20,000	22,724
Series B, 5% 7/1/33	5,000	5,275
Series C, 5.5% 7/1/23	65,000	65,821
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhancement & Accelerated Bridge Prog.):
Series 2017 A, 5% 6/1/47	20,000	20,929
Series 2018 A, 5% 6/1/48	130,000	137,022
(Rail Enhancement Prog.) Series 2021 A, 3% 6/1/50	185,000	136,786
Series 2015 A, 3.25% 6/1/35	150,000	144,432
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016 I, 3% 7/1/32	25,000	23,697
Series 2018 L, 4% 7/1/44	165,000	161,333
Series BB1, 4% 10/1/46	25,000	23,652
Series C, 3% 10/1/45 (Assured Guaranty Muni. Corp. Insured)	10,000	7,501
Series D, 4% 7/1/45	25,000	21,400
Series F, 5% 8/15/24	110,000	112,937
Massachusetts Edl. Fing. Auth. Rev. Series 2015 A, 5% 1/1/26 (c)	60,000	61,643
Massachusetts Fed. Hwy. (Accelerated Bridge Prog.):
Series 2017 A, 5% 6/15/25	1,145,000	1,183,113
Series A, 5% 6/15/25	5,000	5,166
Massachusetts Gen. Oblig.:
Series 2004 C, 5.5% 12/1/24	130,000	136,880
Series 2015 A, 5% 7/1/26	130,000	140,562
Series 2016 B:
4% 7/1/33	75,000	77,509
5% 7/1/27	5,000	5,504
Series 2016 G:
3% 9/1/46	10,000	7,620
4% 9/1/32	75,000	77,804
Series 2017 A:
5% 4/1/35	100,000	107,718
5% 4/1/47	155,000	161,387
Series 2017 E, 5% 11/1/24	60,000	62,493
Series 2017 F:
5% 11/1/41	200,000	211,277
5% 11/1/44	20,000	21,005
Series 2018 C, 5% 9/1/30	150,000	174,536
Series 2018 E, 5% 9/1/25	100,000	106,191
Series 2019 A, 5% 1/1/49	70,000	73,824
Series 2019 C, 5% 5/1/41	25,000	26,800
Series 2019 G:
5% 9/1/29	150,000	171,666
5% 9/1/32	75,000	77,536
Series 2021 B, 3% 4/1/47	140,000	105,540
Series 2021 C, 5% 9/1/29	50,000	57,222
Series A:
5% 3/1/29	175,000	198,569
5% 7/1/29	70,000	75,403
5% 7/1/31	45,000	48,428
Series B:
2% 3/1/34	70,000	56,965
5% 7/1/26	40,000	43,250
5% 7/1/27	20,000	22,014
Series C, 5% 5/1/30	35,000	40,504
Series D, 5% 7/1/26	40,000	43,250
Series E:
5% 11/1/23	60,000	61,053
5% 11/1/26	20,000	21,770
Series F, 5% 11/1/40	15,000	15,918
Series G, 5% 9/1/33	55,000	56,771
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2008 M2, 5.5% 6/1/35	65,000	78,247
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series A, 4.5% 12/1/48 (c)	20,000	18,577
Massachusetts Port Auth. Rev. Series 2019 B, 3% 7/1/49	70,000	52,282
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2015 D, 4.75% 8/15/32 (Pre-Refunded to 8/15/25 @ 100)	185,000	194,407
Series 2016 B, 5% 11/15/46	30,000	31,117
Series A, 5% 8/15/45	50,000	53,866
Series C, 5% 11/15/34	35,000	37,451
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005, 5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	11,516
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2007 B, 5.25% 8/1/30 (Assured Guaranty Muni. Corp. Insured)	145,000	170,423
Series 2020 B, 5% 8/1/43	140,000	152,910
TOTAL MASSACHUSETTS		5,567,841
Michigan - 1.9%
Detroit School District School Bldg. and Site Impt. Series 2005 A, 5.25% 5/1/29 (Assured Guaranty Muni. Corp. Insured)	180,000	204,627
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2016 C, 5% 7/1/36	15,000	15,691
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev.:
Series 2016 C, 5% 7/1/33	50,000	52,927
Series 2018 A, 5% 7/1/27	65,000	70,626
Lincoln Consolidated School District Series 2016 A, 5% 5/1/40 (Assured Guaranty Muni. Corp. Insured)	330,000	348,878
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 1A, 5.25% 10/15/47	15,000	15,185
Series I:
5% 4/15/26	40,000	42,346
5% 10/15/28	25,000	26,954
5% 10/15/30	15,000	16,154
Series 2016 I, 5% 4/15/36	115,000	121,470
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 4% 11/1/48	10,000	9,157
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	20,000	20,640
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 D, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	20,000	20,577
Series 2014 C3, 5% 7/1/29 (Assured Guaranty Muni. Corp. Insured)	70,000	72,125
Series 2014 D2, 5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	175,000	180,597
Series 2014, 5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	30,000	30,959
Series 2016:
3% 11/15/33	240,000	223,163
3.25% 11/15/42	25,000	19,946
4% 11/15/46	50,000	45,681
5% 11/15/23	55,000	55,769
Series 2018 B, 5% 10/1/28	130,000	146,277
Series 2019 A:
4% 2/15/47	40,000	36,610
5% 2/15/34	55,000	59,643
Michigan Hosp. Fin. Auth. Rev. (Trinity Health Proj.) Series 2008 C, 5% 12/1/27	35,000	38,403
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2018 A, 4.05% 10/1/48	100,000	91,151
Series 2020 A1, 2.7% 10/1/45	160,000	117,597
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2019 B, 3.1% 12/1/44	210,000	164,649
Series B, 3.1% 12/1/31	50,000	47,683
Michigan Strategic Fund Ltd. Oblig. Rev. (I-75 Impt. Proj.) Series 2018:
5% 12/31/26 (c)	35,000	36,063
5% 6/30/28 (c)	15,000	15,535
5% 12/31/28 (c)	55,000	57,115
5% 6/30/29 (c)	60,000	62,198
5% 6/30/31 (c)	70,000	72,455
5% 12/31/31 (c)	20,000	20,680
Michigan Trunk Line Fund Rev. Series 2020 B, 4% 11/15/37	25,000	25,040
Muskegon City Pub. Schools Series 2021 II, 5% 5/1/51	60,000	63,827
Univ. of Michigan Rev. Series 2015, 5% 4/1/32 (Pre-Refunded to 4/1/26 @ 100)	125,000	134,298
Wayne County Arpt. Auth. Rev.:
Series 2018 A, 5% 12/1/34	50,000	54,533
Series 2021 B, 5% 12/1/35 (c)	50,000	53,447
TOTAL MICHIGAN		2,890,676
Minnesota - 1.4%
Apple Valley Sr. Living (Minnesota Sr. Living LLC Proj.) Series 2016 A, 4.25% 1/1/37	30,000	22,234
Forest Lake Independent School District No. 831 Gen. Oblig. (MN SD Cr. Enhancement Prog.) Series 2016 A, 3.25% 2/1/46	200,000	171,667
Hennepin County Gen. Oblig.:
Series 2019 B, 5% 12/15/29	120,000	135,819
Series 2020 C, 5% 12/15/35	250,000	281,918
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2019 A, 5% 1/1/49	35,000	35,765
Minnesota Gen. Oblig.:
Series 2015 A, 5% 8/1/28	110,000	116,446
Series 2015 B, 2.95% 8/1/27	40,000	40,277
Series 2017 A, 5% 10/1/28	25,000	27,724
Series 2018 B, 3.25% 8/1/36	5,000	4,781
Series 2019 B, 5% 8/1/27	100,000	110,470
Series 2020 A, 5% 8/1/33	100,000	115,524
Series 2021 A:
4% 9/1/39	455,000	470,266
5% 9/1/29	125,000	143,466
Minnesota Hsg. Fin. Agcy.:
Series 2019 F, 3.75% 1/1/50	115,000	114,496
Series 2021 F, 3% 7/1/52	195,000	188,800
Owatonna Independent School District 761 (Minnesota School District Cr. Enhancement Prog.) Series 2020 A, 2.125% 2/1/40	145,000	101,774
Saint Cloud Health Care Rev. Series 2019, 5% 5/1/48	15,000	15,315
TOTAL MINNESOTA		2,096,742
Mississippi - 0.3%
Mississippi Dev. Bank Spl. Oblig.:
(Madison County, Mississippi Hwy. Rfdg. Proj.) Series 2013 C, 5% 1/1/27	15,000	16,088
(Mississippi Dept. of Corrections Walnut Grove Correctional Facility Rfdg. Bonds Proj.) Series 2016 A:
5% 8/1/26	65,000	69,298
5% 8/1/27	50,000	54,155
Mississippi Gen. Oblig. Series 2017 A, 5% 10/1/30	65,000	71,676
Mississippi State Gaming Tax Rev. Series 2019 A:
5% 10/15/23	150,000	152,021
5% 10/15/28	25,000	27,474
TOTAL MISSISSIPPI		390,712
Missouri - 0.5%
Bi-State Dev. Agcy. Series 2019, 4% 10/1/48	180,000	163,754
Kansas City Indl. Dev. Auth. (Kansas City Int'l. Arpt. Term. Modernization Proj.) Series 2020 A, 5% 3/1/57 (Assured Guaranty Muni. Corp. Insured) (c)	65,000	65,720
Missouri Board of Pub. Buildings Spl. Oblig. Series 2014 A, 3% 10/1/29	30,000	29,959
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. Series 2013 A, 5% 7/1/23	35,000	35,356
Missouri Health & Edl. Facilities Rev.:
Series 2014 A, 5% 6/1/29 (Pre-Refunded to 6/1/24 @ 100)	55,000	56,382
Series 2016, 5% 11/15/28	10,000	10,597
Series 2017 C, 3.625% 11/15/47	25,000	21,285
Series 2019 A, 4% 2/15/49	140,000	128,989
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. (First Place Homeownership Ln. Prog.) Series B, 3.35% 11/1/49	30,000	26,296
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev.:
(IATAN 2 Proj.) Series 2014 A, 5% 1/1/28	45,000	45,714
(Prarie State Proj.) Series 2016 A, 4% 12/1/36	40,000	40,276
Saint Louis Arpt. Rev. Series 2017 A, 5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	50,000	50,466
Springfield Pub. Util. Rev. Series 2015, 4% 8/1/31	50,000	51,164
TOTAL MISSOURI		725,958
Montana - 0.2%
Montana Facility Fin. Auth. Rev.:
Series 2016, 5% 2/15/28	65,000	68,517
Series 2019 A:
4% 1/1/36	110,000	112,028
5% 1/1/30	150,000	170,987
TOTAL MONTANA		351,532
Nebraska - 0.3%
Central Plains Energy Proj. Rev. Series 2017 A, 5% 9/1/36	225,000	235,953
Sarpy County Hosp. Auth. #1 Health Facilities Rev. Series 2016, 4% 5/15/51	140,000	132,108
The Board of Regents of The Univ. of Nebraska Series 2016 A, 3% 7/1/39 (Pre-Refunded to 7/1/26 @ 100)	45,000	45,562
Univ. of Nebraska Facilities Corp. Series 2021 A, 4% 7/15/62	85,000	77,119
TOTAL NEBRASKA		490,742
Nevada - 0.5%
Clark County Arpt. Rev. Series 2019 B, 5% 7/1/42	40,000	42,594
Clark County Fuel Tax:
Series 2016 A, 5% 11/1/25	130,000	138,213
Series 2016 B, 5% 11/1/27	50,000	54,293
Series 2019 A:
5% 12/1/24	45,000	46,957
5% 12/1/28	40,000	45,072
Series 2019:
3% 6/1/38	65,000	56,949
5% 6/1/25	25,000	26,336
Clark County Hwy. Impt. Rev. Series 2017, 5% 7/1/30	10,000	10,918
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2019 E, 5% 7/1/24	140,000	144,456
Clark County School District Series 2019 A, 3% 6/15/39 (Assured Guaranty Muni. Corp. Insured)	20,000	16,336
Clark County Wtr. Reclamation District Series 2016, 3% 7/1/30	75,000	74,867
Las Vegas Convention & Visitors Auth.:
Series 2018 B, 4% 7/1/49	45,000	40,106
Series 2018 C, 4% 7/1/48	50,000	45,192
Washoe County School District Series 2017 C, 3.125% 10/1/40 (Assured Guaranty Muni. Corp. Insured)	50,000	42,421
TOTAL NEVADA		784,710
New Jersey - 4.1%
Edison Township Gen. Oblig. Series 2021, 2% 3/15/37	100,000	73,384
New Jersey Bldg. Auth. State Bldg. Rev. Series 2016 A, 5% 6/15/29 (Pre-Refunded to 6/15/26 @ 100)	225,000	242,364
New Jersey Econ. Dev. Auth.:
Series A:
4% 11/1/37	40,000	37,933
5% 11/1/31	35,000	38,090
Series UU:
5% 6/15/40	10,000	10,053
5% 6/15/40 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,154
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B, 5% 6/15/26	15,000	15,878
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (New Jersey Natural Gas Co. Proj.) Series 2011 C, 3% 8/1/41 (c)	110,000	82,163
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Transit Corp. Projs.) Series 2017, 4% 11/1/25	30,000	30,649
Series 2005 N1, 5.5% 9/1/23	35,000	35,488
Series 2013 NN:
4% 3/1/29 (Pre-Refunded to 3/1/23 @ 100)	20,000	20,027
5% 3/1/26	15,000	15,041
5% 3/1/30 (Pre-Refunded to 3/1/23 @ 100)	100,000	100,290
5% 3/1/31 (Pre-Refunded to 3/1/23 @ 100)	40,000	40,116
Series 2013, 5% 3/1/24	10,000	10,027
Series 2014 PP, 4% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	20,000	20,349
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	40,000	41,233
Series 2015 XX, 4% 6/15/24	10,000	10,112
Series 2016 AAA, 5% 6/15/41	55,000	55,880
Series 2018 EE, 5% 6/15/33	80,000	85,542
Series NN, 5% 3/1/28 (Pre-Refunded to 3/1/23 @ 100)	70,000	70,203
Series PP, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,158
Series UU, 4% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,084
Series WW:
5% 6/15/37	30,000	30,544
5.25% 6/15/28	30,000	31,311
Series XX, 4.375% 6/15/27	60,000	61,420
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Bonds (New Jersey American Wtr. Co., Inc. Proj.) Series 2019 B, 2.05%, tender 12/3/29 (b)	75,000	65,724
New Jersey Edl. Facility:
Series 2014 A:
5% 9/1/25	45,000	46,300
5% 9/1/26	135,000	138,902
Series 2014:
5% 6/15/23	125,000	125,893
5% 6/15/24	5,000	5,126
5% 6/15/28	50,000	51,138
Series A, 4% 7/1/47	40,000	34,928
New Jersey Gen. Oblig.:
Series 2013, 4% 6/1/27	20,000	20,089
Series 2014, 4% 6/1/34	10,000	10,151
Series 2016, 5% 6/1/24	25,000	25,733
Series 2020 A, 3% 6/1/32	90,000	86,691
Series 2021, 2% 6/1/37	105,000	77,053
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Hosp. Asset Transformation Prog.) Series 2017:
5% 10/1/23	5,000	5,065
5% 10/1/26	135,000	142,841
5% 10/1/27	15,000	16,021
(Inspira Health Proj.) Series 2017 A, 5% 7/1/42	40,000	40,722
Series 2016:
3% 7/1/32	25,000	21,903
3.125% 7/1/33	150,000	132,072
Series 2017 A, 4% 7/1/52	125,000	115,729
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2014 1B, 5% 12/1/44 (c)	50,000	50,028
Series 2019 A, 5% 12/1/27	35,000	38,068
Series 2019 B, 3.25% 12/1/39 (c)	85,000	79,252
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
4% 6/1/37	30,000	28,088
5% 6/1/29	130,000	136,576
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2004 C2, 5.5% 1/1/25 (AMBAC Insured)	25,000	26,327
Series 2005 A, 5.25% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	30,000	32,184
Series 2012 B, 5% 1/1/28 (Pre-Refunded to 1/1/23 @ 100)	45,000	45,000
Series 2014 A:
4% 1/1/35	110,000	110,845
5% 1/1/27	50,000	51,554
5% 1/1/29	45,000	46,452
Series 2015 E, 5% 1/1/45	240,000	244,691
Series 2016 A, 5% 1/1/33	50,000	52,977
Series 2017 A, 5% 1/1/35	110,000	117,458
Series 2017 B, 4% 1/1/35	30,000	30,727
Series 2017 E:
5% 1/1/29	15,000	16,560
5% 1/1/31	155,000	170,863
New Jersey Trans. Trust Fund Auth.:
Series 2006 C:
0% 12/15/24 (AMBAC Insured)	30,000	28,105
0% 12/15/25	60,000	54,320
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	45,000	35,040
0% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	40,000	27,145
Series 2008 A:
0% 12/15/23	45,000	43,508
0% 12/15/37	45,000	22,110
0% 12/15/38	35,000	16,100
Series 2010 A:
0% 12/15/25	40,000	36,014
0% 12/15/27	30,000	24,936
0% 12/15/29	20,000	15,248
0% 12/15/32	65,000	42,756
0% 12/15/33	15,000	9,356
Series 2010 A3, 0% 12/15/34	140,000	82,530
Series 2010 D, 5% 12/15/24	135,000	139,757
Series 2013 AA, 5% 6/15/27	30,000	30,236
Series 2015 AA:
4.625% 6/15/30	165,000	168,939
5.25% 6/15/31	135,000	140,404
5.25% 6/15/32	70,000	72,704
Series 2016 A, 5% 6/15/30	25,000	26,310
Series 2016 A2, 5% 6/15/23	25,000	25,189
Series 2018 A:
5% 12/15/24	55,000	56,938
5% 12/15/34	250,000	264,836
Series 2021 A, 5% 6/15/30	305,000	336,096
Series 2022 CC, 5% 6/15/48	230,000	233,738
Series A:
0% 12/15/26	90,000	77,887
0% 12/15/31	30,000	20,743
5% 6/15/30	50,000	52,620
Series A1, 4.1% 6/15/31	15,000	15,269
Series AA:
4% 6/15/36	20,000	19,467
5% 6/15/23	45,000	45,321
5% 6/15/44	10,000	10,014
5.25% 6/15/27	20,000	20,910
Series BB, 5% 6/15/33	75,000	80,195
Series C, 5.25% 6/15/32	65,000	66,891
South Jersey Port Corp. Rev. (New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 1/1/37 (c)	25,000	25,406
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2014 A, 5% 11/1/39	230,000	226,486
TOTAL NEW JERSEY		6,206,748
New Mexico - 0.2%
New Mexico Hosp. Equip. Ln. Council Rev. Series 2015 A, 4.125% 8/1/44 (Pre-Refunded to 8/1/25 @ 100)	40,000	41,287
New Mexico Mtg. Fin. Auth. Series 2019 F:
3.05% 7/1/44	100,000	83,733
3.5% 7/1/50	60,000	59,330
New Mexico Severance Tax Rev. Series 2018 A:
5% 7/1/23	30,000	30,302
5% 7/1/25	65,000	68,665
TOTAL NEW MEXICO		283,317
New York - 14.2%
Battery Park City Auth. Rev. Series 2019 A, 5% 11/1/49	190,000	204,214
Brookhaven Gen. Oblig. Series 2020 C, 5% 1/15/27	115,000	125,697
Brooklyn Arena Local Dev. Corp. Series 2016 A, 3% 7/15/43 (Assured Guaranty Muni. Corp. Insured)	25,000	18,745
Dorm. Auth. New York Univ. Rev.:
Series 2016 A:
4% 7/1/43	165,000	147,173
4% 7/1/43	100,000	95,704
5% 7/1/29	60,000	64,459
5% 7/1/37	100,000	102,279
Series 2017 A:
5% 7/1/24	30,000	30,999
5% 10/1/29	15,000	16,419
5% 10/1/47	30,000	34,201
Series 2018 B, 5% 10/1/38	45,000	48,926
Dutchess County Local Dev. Corp. Rev. Series 2016 B:
3% 7/1/29	150,000	140,154
4% 7/1/41	40,000	34,979
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
4% 2/15/36	120,000	120,685
4% 2/15/44	35,000	32,326
5% 2/15/30	55,000	59,972
5% 2/15/39	40,000	42,490
Liberty Dev. Corp. Rev.:
Series 2005, 5.25% 10/1/35	115,000	126,327
Series 2007, 5.5% 10/1/37	25,000	27,695
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000, 0% 6/1/29 (Assured Guaranty Muni. Corp. Insured)	90,000	73,529
Series 2016 B, 5% 9/1/46	40,000	41,272
Series 2017:
5% 9/1/23	65,000	65,828
5% 9/1/47	30,000	30,999
Series 2018, 5% 9/1/35	20,000	21,729
Series 2019 A, 5% 9/1/26	150,000	162,240
Series 2020 A, 5% 9/1/30	120,000	138,370
Monroe County Indl. Dev. Corp.:
(Univ. of Rochester Proj.) Series 2020 A, 5% 7/1/25	30,000	31,603
Series 2015 A, 5% 7/1/27	105,000	110,453
New York City Gen. Oblig.:
Series 2008 J9, 5% 8/1/26	250,000	270,320
Series 2008 L6, 5% 4/1/31	50,000	56,351
Series 2014 I, 4% 3/1/39	410,000	407,526
Series 2016 A, 5% 8/1/26	150,000	158,368
Series 2016, 3% 8/1/34	25,000	23,644
Series 2017 B1, 4% 10/1/40	260,000	252,200
Series 2017, 5% 8/1/27	25,000	27,436
Series 2018 1, 5% 8/1/28	10,000	10,959
Series 2018 B-1, 3.25% 10/1/42	55,000	47,434
Series 2018 E1, 5% 3/1/31	240,000	265,845
Series 2019 E, 5% 8/1/25	30,000	31,743
Series 2020 A, 4% 8/1/44	20,000	18,957
Series 2020 A1, 5% 8/1/35	120,000	131,801
Series 2020 C, 5% 8/1/26	200,000	216,256
Series 2021 C, 5% 8/1/29	260,000	294,953
Series A, 5.25% 8/1/25	15,000	15,196
Series B1, 5% 10/1/32	70,000	79,180
Series D:
4% 12/1/41	50,000	48,056
4% 3/1/42	125,000	119,664
Series E, 5% 8/1/26	75,000	81,096
Series F, 5% 8/1/24	60,000	60,777
Series J, 5% 8/1/24	50,000	51,751
New York City Hsg. Dev. Corp.:
Bonds Series H, 2.95%, tender 2/1/26 (b)	15,000	14,826
Series 2016 I1A, 3.95% 11/1/36	70,000	67,461
Series B1 2013, 5.25% 7/1/32 (Pre-Refunded to 7/3/23 @ 100)	50,000	50,563
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds Series D2, 0.7%, tender 11/1/24 (b)	70,000	65,621
Series 2019 E1, 3.25% 11/1/49	35,000	26,616
Series 2020 D1B, 2.4% 11/1/50	75,000	46,346
Series 2021 A1, 2.05% 11/1/33	135,000	107,891
Series 2021 C1, 2.25% 11/1/41	110,000	74,088
Series 2021 G, 2.15% 11/1/36	125,000	93,385
Series 2021 K1, 2.45% 11/1/41	160,000	115,317
Series E1, 3.45% 5/1/59	10,000	7,476
New York City Indl. Dev. Agcy. Rev. Series 2009 A:
0% 3/1/27	90,000	77,441
0% 3/1/37	50,000	26,293
0% 3/1/39 (Assured Guaranty Corp. Insured)	10,000	4,709
0% 3/1/44	45,000	15,967
0% 3/1/45 (Assured Guaranty Corp. Insured)	25,000	8,389
New York City Muni. Wtr. Fin. Auth.:
Series 2013 DD:
4% 6/15/38	65,000	63,975
5% 6/15/38	35,000	35,186
Series 2015 HH, 5% 6/15/29	65,000	68,565
Series 2016 BB, 5% 6/15/46	40,000	41,281
Series 2017 DD, 5.25% 6/15/47	60,000	63,124
Series 2017 EE, 5% 6/15/36	60,000	63,975
Series 2018 AA, 5% 6/15/37	5,000	5,308
Series 2018 DD1, 5% 6/15/48	15,000	15,618
Series 2018 FF, 5% 6/15/40	135,000	143,340
Series 2019 A, 5% 6/15/29	175,000	200,120
Series 2019 AA, 5% 6/15/27	150,000	165,296
Series 2019 DD, 5.25% 6/15/49	65,000	69,213
Series 2020 CC1:
4% 6/15/39	100,000	97,802
4% 6/15/49	35,000	32,479
Series 2020 FF, 5% 6/15/41	190,000	203,751
Series 2022 CC1, 4% 6/15/52	150,000	137,728
Series BB, 5% 6/15/49	180,000	190,409
Series CC:
4% 6/15/42	90,000	86,225
5% 6/15/30	25,000	28,797
Series DD:
5% 6/15/25	75,000	76,452
5% 6/15/36	95,000	97,096
Series EE, 5% 6/15/32	10,000	10,655
Series FF, 4% 6/15/37	80,000	79,207
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1, 5% 7/15/43	230,000	234,935
Series 2018 S 4A, 5% 7/15/34	5,000	5,470
Series 2018 S2, 5% 7/15/24 (Escrowed to Maturity)	70,000	72,413
Series 2018 S3, 3.625% 7/15/47	155,000	139,513
Series 2018 S4, 5% 7/15/31	30,000	33,424
Series 2023 S 1A, 5% 7/15/28	400,000	449,276
Series S1:
5% 7/15/26	50,000	53,354
5% 7/15/27	15,000	15,653
5% 7/15/29	60,000	62,491
5% 7/15/35	35,000	37,825
New York City Transitional Fin. Auth. Rev.:
Series 2014 B1:
5% 11/1/24	75,000	77,277
5% 11/1/36	485,000	495,368
Series 2014 D1, 5% 2/1/38	170,000	172,527
Series 2014, 5% 11/1/25	30,000	30,818
Series 2015 A, 5% 8/1/29	100,000	103,142
Series 2015 E1, 5% 2/1/41	500,000	513,792
Series 2016 A, 5% 5/1/40	15,000	15,713
Series 2016 B1, 5% 11/1/35	105,000	110,375
Series 2017 C, 5% 11/1/24	135,000	140,610
Series 2017 F:
3% 5/1/34	50,000	46,831
4% 5/1/37	80,000	78,954
Series 2018 A, 5% 8/1/38	55,000	58,389
Series 2018 B, 5% 8/1/45	50,000	52,178
Series 2018 B1, 5% 8/1/29	150,000	164,883
Series 2019 C, 4% 11/1/37	30,000	29,598
Series 2019 C1, 4% 11/1/36	50,000	50,191
Series 2020 C1, 5% 5/1/41	100,000	107,830
Series 2021 B1, 3% 8/1/48	340,000	249,095
Series 2021 C1, 4% 5/1/38	100,000	97,652
Series 2021 F1, 5% 11/1/32	170,000	197,859
Series 2022 C1, 5% 2/1/37	100,000	111,316
Series A, 4% 11/1/35	80,000	80,963
Series A1, 5% 8/1/24	50,000	51,767
Series B:
4% 8/1/38	100,000	97,627
4% 8/1/39	20,000	19,441
Series B1, 5% 11/1/28	30,000	31,811
Series C:
3.25% 11/1/43	140,000	118,336
4% 2/1/27	70,000	73,664
5% 11/1/26	40,000	43,480
Series C1:
4% 5/1/40	10,000	9,665
4% 5/1/44	30,000	28,201
New York City Trust Cultural Resources Rev. Series 2016 1E:
4% 4/1/27	15,000	15,647
4% 4/1/28	75,000	78,164
New York Convention Ctr. Dev. Corp. Rev. Series 2016 B:
0% 11/15/32	90,000	59,370
0% 11/15/36	100,000	52,278
0% 11/15/38	75,000	34,695
0% 11/15/44	75,000	24,065
New York Dorm. Auth. Personal Income Tax Rev. Series 2016 D, 5% 2/15/26	115,000	123,376
New York Dorm. Auth. Rev.:
Series 1:
3% 7/1/34	105,000	97,302
5% 7/1/30	20,000	22,549
Series 2014 A, 5.5% 1/1/39 (Pre-Refunded to 7/1/24 @ 100)	20,000	20,800
Series 2015 A:
4.125% 5/1/42	50,000	48,468
5% 5/1/33	40,000	41,214
5% 7/1/40	235,000	238,760
Series 2018 A:
4% 8/1/38	60,000	52,539
5% 8/1/25	100,000	102,297
Series 2019 A, 5% 7/1/27	20,000	22,032
Series 2019 C, 4% 7/1/49	45,000	41,889
Series 2020 A, 4% 7/1/50	130,000	122,925
Series 2020 A2, 5% 7/1/31	25,000	28,896
Series 2020, 3% 2/1/50	55,000	41,736
Series 2021 A, 5% 7/1/26	100,000	106,402
Series 2021 B, 3% 7/1/45	100,000	75,977
New York Dorm. Auth. Sales Tax Rev.:
Series 2016 A, 5% 3/15/29	80,000	86,681
Series 2017 A:
5% 3/15/43	75,000	78,552
5% 3/15/44	210,000	219,536
Series 2018, 5% 3/15/48	75,000	78,540
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. (New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2017 A, 3.5% 6/15/36	10,000	9,766
Series 2018 A, 5% 6/15/30	50,000	55,933
Series 2019 B, 5% 6/15/31	25,000	28,401
New York Liberty Dev. Corp.:
(Bank of America Tower at One Bryant Park Proj.) Series 2019 2, 2.625% 9/15/69	150,000	133,692
Series 2021 1WTC, 2.75% 2/15/44	240,000	171,316
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A:
0% 11/15/32	225,000	152,792
3% 11/15/28	190,000	189,994
Series 2016 A:
5% 11/15/26	90,000	97,311
5.25% 11/15/28	150,000	162,981
New York Metropolitan Trans. Auth. Rev.:
Series 2012 C, 4% 11/15/33	65,000	65,013
Series 2012 F, 5% 11/15/25	5,000	5,002
Series 2012 H, 3% 11/15/28	30,000	29,999
Series 2013 C, 5% 11/15/38	75,000	75,062
Series 2014 A1:
5% 11/15/31 (Pre-Refunded to 11/15/23 @ 100)	50,000	50,906
5.25% 11/15/39	105,000	105,398
Series 2015 B, 4% 11/15/45	250,000	211,143
Series 2015 C, 5% 11/15/34	80,000	81,175
Series 2015 F, 3.25% 11/15/31	35,000	31,883
Series 2016 C1, 4% 11/15/46	120,000	100,357
Series 2016 C2A, 3% 11/15/38	25,000	19,429
Series 2016 D:
3% 11/15/32	50,000	43,914
5% 11/15/27	10,000	10,388
Series 2017 A2, 5% 11/15/24	100,000	102,630
Series 2017 B, 5% 11/15/23	145,000	146,871
Series 2017 C1:
4% 11/15/34	55,000	51,575
4% 11/15/35	160,000	147,207
5% 11/15/24	20,000	20,526
5% 11/15/25	45,000	46,602
5% 11/15/28	25,000	25,950
Series 2017 D:
4% 11/15/42	85,000	73,613
5% 11/15/27	100,000	105,000
Series 2018 B:
5% 11/15/25	35,000	36,285
5% 11/15/27	20,000	21,000
Series 2019 B, 4% 11/15/49 (Assured Guaranty Muni. Corp. Insured)	40,000	35,814
New York St Mtg. Agcy. Homeowner Series 191, 3.45% 10/1/30	115,000	114,393
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/27 (Escrowed to Maturity)	110,000	120,971
Series 2017 B:
5% 2/15/39	15,000	15,757
5% 2/15/43	50,000	52,111
Series 2018 A, 5% 3/15/32	50,000	55,846
Series 2019 A:
5% 3/15/39	100,000	106,815
5% 3/15/40	90,000	95,676
Series 2019 D, 3% 2/15/49	120,000	91,029
Series 2020 A, 3% 3/15/49	105,000	79,617
Series 2022 A, 4% 3/15/39	220,000	214,450
New York State Envir. Facilities Corp. Rev.:
(2010 Master Fing. Prog.) Series 2014 B, 5% 11/15/39	5,000	5,127
Series 2019 A, 5% 2/15/49	30,000	31,858
New York State Gen. Oblig. Series 2013 A, 3.5% 3/1/43	40,000	35,596
New York State Hsg. Fin. Agcy. Rev.:
Series 2019 N, 3.05% 11/1/52	55,000	39,105
Series 2019 R, 3.15% 11/1/54	25,000	17,970
Series 2021 G, 2.4% 11/1/41	210,000	149,418
Series L, 3.45% 11/1/42	25,000	21,109
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2019 220, 2.4% 10/1/34	225,000	186,853
Series 2020 225, 2.3% 10/1/40	155,000	108,832
Series 220, 2.85% 10/1/44	25,000	18,090
New York State Mtg. Agcy. Rev. Series 48, 3.45% 10/1/33	5,000	4,784
New York State Urban Dev. Corp. Series 2020 A:
4% 3/15/45	65,000	60,730
4% 3/15/49	85,000	77,801
New York State Urban Eev Corp. Series 2019 A, 4% 3/15/46	75,000	69,838
New York Thruway Auth. Gen. Rev.:
Series 2014 J, 5% 1/1/33	100,000	101,705
Series 2014 K:
5% 1/1/23	60,000	60,000
5% 1/1/26	80,000	83,445
Series 2016 A, 5% 1/1/51	30,000	30,651
Series 2019 B, 3% 1/1/46	50,000	37,829
Series 2020 N, 4% 1/1/47	200,000	185,087
Series K:
5% 1/1/28	10,000	10,421
5% 1/1/29	90,000	93,751
Series L, 5% 1/1/34	70,000	76,511
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/30 (c)	30,000	30,570
(LaGuardia Arpt. Term. B Redev. Proj.) Series 2016 A:
4% 7/1/41 (c)	30,000	25,090
4% 1/1/51 (Assured Guaranty Muni. Corp. Insured) (c)	30,000	24,018
(Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 A:
4% 12/1/40 (c)	50,000	45,197
5% 12/1/25 (c)	105,000	108,680
New York Urban Dev. Corp. Rev.:
Series 2013 A1, 5% 3/15/29	40,000	40,121
Series 2016 A, 5% 3/15/26	20,000	21,506
Series 2019 A:
5% 3/15/42	15,000	15,850
5% 3/15/44	25,000	26,316
Series A2, 5.5% 3/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	61,895
Onondaga County Trust for Cultural Resources Rev. Series 2019:
5% 12/1/39	25,000	27,450
5% 12/1/40	160,000	174,963
Oyster Bay Gen. Oblig. Series 2018, 5% 2/15/23	5,000	5,010
Port Auth. of New York & New Jersey Series 2022 234, 5% 8/1/39 (c)	180,000	189,855
Suffolk County Gen. Oblig. Series 2015 C:
5% 5/1/23	20,000	20,118
5% 5/1/27	15,000	15,360
Suffolk County Wtr. Auth. Wtrwks. Rev. Series 2018 A, 4% 6/1/41	45,000	45,585
Tobacco Settlement Asset Securitization Corp. Series 2017 A, 5% 6/1/32	75,000	77,183
Triborough Bridge & Tunnel Auth. Series 2021 C3, 4% 5/15/51	540,000	494,733
Triborough Bridge & Tunnel Auth. Revs.:
Series 2008 B3, 5% 11/15/37	40,000	41,732
Series 2013 A:
0% 11/15/30	105,000	78,285
0% 11/15/32	35,000	23,814
Series 2013 B, 4% 11/15/23	50,000	50,473
Series 2016 A:
5% 11/15/31	100,000	106,872
5% 11/15/41	25,000	25,984
Series 2017 A, 5% 11/15/26	50,000	54,449
Series 2017 B:
5% 11/15/25	80,000	85,357
5% 11/15/36	90,000	96,192
Series 2018 C, 5% 11/15/37	25,000	26,764
Series 2019 A, 5% 11/15/49	45,000	47,461
Series 2021 A, 5% 11/1/25	140,000	148,963
Util. Debt Securitization Auth.:
Series 2015, 3% 12/15/32	80,000	80,032
Series 2017:
5% 12/15/38	25,000	26,997
5% 12/15/41	50,000	53,422
Westchester County Local Dev. Co. (Westchester Obligated Group Proj.) Series 2016, 3.75% 11/1/37	45,000	36,585
TOTAL NEW YORK		21,606,354
New York And New Jersey - 1.0%
Port Auth. of New York & New Jersey:
Series 188, 5% 5/1/23 (c)	75,000	75,305
Series 189, 5% 5/1/30	20,000	20,905
Series 194:
5% 10/15/25	25,000	26,602
5% 10/15/30	35,000	36,915
5% 10/15/32	55,000	57,888
5% 10/15/35	100,000	104,924
5.25% 10/15/55	50,000	51,779
Series 198, 5% 11/15/46	15,000	15,709
Series 2012 171, 4% 1/15/42	205,000	197,038
Series 2014 185, 5% 9/1/25 (c)	120,000	122,854
Series 2014, 3% 7/15/28 (c)	50,000	49,200
Series 2015 189, 5% 5/1/45	140,000	143,890
Series 2018 209, 5% 7/15/34	70,000	77,258
Series 2019 217, 5% 11/1/30	100,000	114,389
Series 202, 5% 10/15/30 (c)	20,000	21,241
Series 2020 222, 5% 7/15/31	75,000	86,403
Series 2021 223, 5% 7/15/31 (c)	55,000	61,121
Series 207, 5% 9/15/26 (c)	185,000	195,495
Series 209, 5% 7/15/31	30,000	33,440
TOTAL NEW YORK AND NEW JERSEY		1,492,356
North Carolina - 1.1%
Charlotte Int'l. Arpt. Rev. Series 2021 A, 4% 7/1/41	150,000	146,515
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 B, 5%, tender 12/2/24 (b)	150,000	155,568
Greensboro Combined Enterprise Sys. Rev. Series 2017 A, 4% 6/1/47	95,000	91,773
Mecklenburg County Gen. Oblig.:
Series 2017 A, 3% 4/1/37	50,000	44,903
Series 2019, 4% 3/1/34	210,000	220,753
North Carolina Gen. Oblig.:
Series 2013 D, 4% 6/1/23	70,000	70,306
Series 2016 A, 5% 6/1/27	70,000	75,566
North Carolina Grant Anticipation Rev.:
Series 2015:
5% 3/1/27	30,000	31,399
5% 3/1/28	50,000	52,326
Series 2019:
5% 3/1/31	45,000	50,628
5% 3/1/33	75,000	83,974
5% 3/1/34	40,000	44,633
North Carolina Ltd. Oblig.:
Series 2019 A, 5% 5/1/25	30,000	31,579
Series 2020 B:
5% 5/1/24	100,000	102,913
5% 5/1/29	20,000	22,734
North Carolina Med. Care Commission Health Care Facilities Rev.:
Series 2016 A, 5% 6/1/28	65,000	70,854
Series 2020 A, 4% 10/1/45	55,000	44,671
North Carolina Tpk. Auth. Triangle Expressway Sys.:
Series 2009 B, 0% 1/1/37 (Assured Guaranty Corp. Insured)	150,000	79,479
Series 2018, 5% 1/1/31	85,000	90,986
Union County Enterprise Systems Rev. Series 2021, 3% 6/1/37	80,000	69,949
Wake County:
Series 2019 A, 3% 3/1/36	50,000	46,141
Series 2022 A, 5% 2/1/31	100,000	117,515
TOTAL NORTH CAROLINA		1,745,165
North Dakota - 0.1%
North Dakota Hsg. Fin. Agcy. Series 2021 A, 2.25% 7/1/41	50,000	35,565
Univ. of North Dakota Series 2018 A, 4% 4/1/57	195,000	167,448
TOTAL NORTH DAKOTA		203,013
Ohio - 2.0%
Akron Bath Copley Hosp. District Rev. Series 2013, 5% 11/15/38 (Pre-Refunded to 5/15/23 @ 100)	65,000	65,444
American Muni. Pwr., Inc. Rev. Series 2015 A, 5% 2/15/27	5,000	5,104
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2, 5% 6/1/34	240,000	253,201
Chillicothe Hosp. Facilities Rev. Series 2017, 5% 12/1/37	100,000	101,861
Cleveland Income Tax Rev. Series 2017 B1, 5% 10/1/28	115,000	127,457
Cleveland Pub. Pwr. Sys. Rev. Series B2, 0% 11/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	55,000	27,122
Columbus Gen. Oblig.:
Series 2016 A, 4% 8/15/27	45,000	46,569
Series 2018 A, 5% 4/1/30	120,000	135,092
Cuyahoga County Hosp. Rev. Series 2017, 5% 2/15/52	55,000	53,806
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019, 5% 12/1/44	130,000	128,504
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	30,000	31,906
Franklin County Rev. Series 2017 OH:
4% 12/1/46	70,000	64,042
5% 12/1/46	65,000	65,663
Gahanna-Jefferson School District Series 2021, 2% 12/1/50 (Assured Guaranty Muni. Corp. Insured)	45,000	25,560
Hamilton County Sales Tax Rev. Series 2000 B, 0% 12/1/28 (AMBAC Insured)	235,000	192,271
Northeastern Local School District of Clark and Champaign Series 2018, 4% 12/1/55 (Assured Guaranty Muni. Corp. Insured)	65,000	59,384
Ohio Gen. Oblig.:
Series 2015 A, 5% 9/15/26	20,000	21,678
Series 2015 C:
5% 11/1/28	35,000	36,834
5% 11/1/30	50,000	52,505
Series 2017 C, 5% 8/1/26	25,000	27,032
Series 2018 A, 5% 2/1/29	25,000	26,662
Series 2019 A, 5% 5/1/27	60,000	65,831
Series 2021 B, 5% 9/15/31	120,000	141,698
Series R, 5% 5/1/24	15,000	15,433
Series S, 5% 5/1/29	50,000	53,579
Ohio Hosp. Facilities Rev.:
Series 2017 A, 5% 1/1/33	40,000	43,688
Series 2021 B, 5% 1/1/28	100,000	110,317
Ohio Hosp. Rev. Series 2016 A, 5% 1/15/41	20,000	20,313
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg.-Backed Securities Prog.) Series 2021 A, 3% 3/1/52	135,000	130,893
Ohio Parks & Recreation Cap. Facilities Series 2017 A, 5% 12/1/31	20,000	21,993
Ohio Spl. Oblig. (Trans. Bldg. Fund Proj.) Series 2015 A, 5% 4/1/29	40,000	41,875
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.):
Series 2005 A, 0% 2/15/43	25,000	9,882
Series 2013 A2, 0% 2/15/37	20,000	11,045
Series A, 0% 2/15/41	60,000	26,458
Series A, 5% 2/15/51	50,000	53,122
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2019 A, 5% 6/1/27	55,000	60,490
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
Series 2017 A, 5% 12/1/28	30,000	33,060
Series 2019 B, 3% 6/1/46	90,000	71,583
Series 2020 A:
5% 6/1/33	90,000	103,621
5% 12/1/38	185,000	205,785
5% 12/1/40	80,000	88,232
Scioto County Hosp. Facilities Rev. Series 2016, 3.5% 2/15/38	285,000	255,110
Southwest Licking Local School Series 2017 A, 3.375% 11/1/47	10,000	8,264
TOTAL OHIO		3,119,969
Oklahoma - 0.4%
Cleveland County Edl. Facilities Auth. (Norman Pub. Schools Proj.) Series 2019, 5% 6/1/25	110,000	115,353
Edmond Pub. Works Auth. Sales Tax & Util. Sys. Rev. Series 2017, 4% 7/1/47	145,000	138,314
Oklahoma Cap. Imp Auth. St Hwy. Series 2016, 4% 7/1/33	10,000	10,030
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B, 4% 8/15/48 (Assured Guaranty Muni. Corp. Insured)	140,000	130,579
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2016 A, 5% 1/1/47	15,000	15,513
Oklahoma Tpk. Auth. Tpk. Rev.:
Series 2017 A, 4% 1/1/47	35,000	33,416
Series 2017 D, 5% 1/1/26	65,000	69,134
Univ. of Oklahoma Gen. Rev. Series 2015 C, 5% 7/1/36	85,000	88,189
TOTAL OKLAHOMA		600,528
Oregon - 0.8%
Bend La Pine General Obligation Series 2017, 5% 6/15/26	10,000	10,768
Clackamas County School District No. 46:
Series 2009:
0% 6/15/33	60,000	39,582
0% 6/15/36	85,000	47,891
0% 6/15/39	155,000	74,121
Series B, 0% 6/15/34	35,000	21,983
Deschutes & Jefferson Counties School District #2J Redmond Series 2008 B, 0% 6/15/26	40,000	35,826
Greater Albany School Distrct No. 8J Series 2017, 5% 6/15/27	15,000	16,463
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A:
4% 8/15/50	100,000	89,319
5% 8/15/45	50,000	52,087
Oregon Dept. of Trans. Hwy. User Tax Rev. Series 2013 A, 5% 11/15/38 (Pre-Refunded to 11/15/23 @ 100)	20,000	20,362
Oregon Facilities Auth. Rev. (Univ. of Portland Proj.) Series 2015 A, 5% 4/1/45	15,000	15,189
Oregon Gen. Oblig.:
Series 2021 A, 4% 5/1/38	195,000	198,744
Series A, 4% 5/1/37	110,000	112,644
Oregon Health and Science Univ. Spl. Rev.:
Series 2016 B, 5% 7/1/39	15,000	15,682
Series 2019 A, 5% 7/1/30	100,000	113,701
Portland Swr. Sys. Rev. Series B, 3% 10/1/28	110,000	110,520
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A:
3% 5/15/49	45,000	32,061
5% 5/15/29	100,000	108,494
Tri-County Metropolitan Trans. District Rev. Series 2018 A, 3.25% 10/1/34	50,000	47,197
TOTAL OREGON		1,162,634
Pennsylvania - 3.3%
Allegheny County Series C77, 5% 11/1/43	25,000	26,745
Allegheny County Arpt. Auth. Rev. Series 2021 A, 5% 1/1/51 (c)	390,000	393,901
Allegheny County Hosp. Dev. Auth. Rev.:
Series 2018 A:
4% 4/1/38	5,000	4,823
5% 4/1/27	100,000	106,723
Series 2019 A, 5% 7/15/33	110,000	119,785
Allegheny County Sanitation Auth. Swr. Rev. Series 2020 B, 4% 6/1/50	185,000	172,243
Bristol School District Series 2013, 5% 6/1/40	20,000	20,145
Commonwealth Fing. Auth. Tobacco Series 2018, 4% 6/1/39 (Assured Guaranty Muni. Corp. Insured)	60,000	59,033
Delaware County Auth. College Rev. Series 2017 A:
5% 10/1/42	5,000	5,241
5% 10/1/46	135,000	140,747
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A, 5% 1/1/32	30,000	33,253
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016 A, 5% 8/15/42	10,000	10,346
Lehigh County Auth. Wtr. and Swr. Rev. Series 2013 A, 5% 12/1/43	60,000	59,859
Lehigh County Gen. Purp. Hosp. Rev. Series 2012 B, 4% 7/1/43	40,000	36,868
Montgomery County Higher Ed. & Health Auth. Rev. Series 2019, 4% 9/1/44	90,000	81,716
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2016 A, 3.125% 8/15/35	35,000	31,526
Northampton County Gen. Purp. College Rev. Series 2017, 3.125% 11/1/34	60,000	56,537
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2017 A:
5% 11/15/27	40,000	43,572
5% 11/15/28	90,000	98,021
Series 2020 A, 4% 4/15/50	25,000	21,505
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015:
4.125% 12/31/38 (c)	25,000	22,639
5% 12/31/28 (c)	35,000	35,916
Series 2014 A, 5% 2/1/45	120,000	120,936
Pennsylvania Gen. Oblig.:
Series 2015 1:
5% 3/15/26	55,000	57,537
5% 3/15/29	60,000	62,781
Series 2015:
4% 8/15/34	175,000	177,315
5% 8/15/32	60,000	62,797
Series 2016 2, 3% 9/15/36	45,000	40,102
Series 2016:
5% 1/15/28	145,000	157,292
5% 9/15/29	100,000	107,656
Series 2018, 3.75% 3/1/39 (Assured Guaranty Muni. Corp. Insured)	200,000	194,142
Series 2020 1, 5% 5/1/28	100,000	110,790
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2016 C:
3% 8/15/41	35,000	27,534
5% 8/15/25	90,000	95,287
Series 2021 A, 4% 7/15/46	210,000	177,791
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2017 123B, 3.45% 10/1/32	5,000	4,840
Series 2017 124A, 4% 10/1/38 (c)	155,000	154,310
Series 2017 125B, 3.65% 10/1/42	30,000	26,538
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of the City of Harrisburg Projs.) Series 2016 A, 4% 12/1/31	110,000	114,043
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2018 A, 5.25% 12/1/44	200,000	212,952
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 B, 0% 12/1/41 (d)	40,000	34,378
Series 2013 B2, 0% 12/1/37 (d)	100,000	87,076
Series 2013 C, 5.5% 12/1/31 (Pre-Refunded to 12/1/23 @ 100)	25,000	25,591
Series 2014 A, 0% 12/1/39 (d)	5,000	4,895
Series 2014 C, 5% 12/1/39	30,000	30,597
Series 2014, 5% 12/1/33	55,000	57,226
Series 2015 A1, 4% 12/1/41	60,000	57,597
Series 2016 B, 5% 6/1/27	160,000	169,710
Series 2017 A, 5.5% 12/1/42	150,000	156,566
Series 2017 A1, 5% 12/1/30	40,000	44,011
Series 2017 B, 5.25% 6/1/47	55,000	56,777
Series 2017 B2, 5% 6/1/25	100,000	104,628
Series 2017, 5% 12/1/40	50,000	51,743
Series 2019 A, 5% 12/1/35	35,000	37,247
Series 2019, 5% 12/1/32	30,000	33,168
Series 2020 B, 5% 12/1/50	125,000	130,972
Philadelphia Arpt. Rev. Series 2021, 5% 7/1/31 (c)	100,000	109,025
Philadelphia Auth. for Indl. Dev. (The Children's Hosp. of Philadelphia Proj.) Series 2017, 4% 7/1/37	5,000	5,026
Philadelphia Gen. Oblig.:
Series 2015 B, 5% 8/1/25	20,000	21,100
Series 2017 A, 5% 8/1/23	40,000	40,452
Philadelphia School District:
Series 2007 A, 5% 6/1/27 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	53,738
Series 2016 F, 5% 9/1/26	110,000	117,077
Series 2018 B, 4% 9/1/43	30,000	28,392
Series 2019 A, 5% 9/1/44	30,000	31,706
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series B, 0% 9/1/28 (FGIC Insured)	20,000	16,495
Pocono Mountains Indl. Park Auth. Series 2015 A, 4% 8/15/45	105,000	95,591
TOTAL PENNSYLVANIA		5,086,571
Pennsylvania, New Jersey - 0.0%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2017, 5% 7/1/36	5,000	5,370
Rhode Island - 0.2%
Rhode Island & Providence Plantations:
Series 2019 C, 4% 1/15/33	200,000	209,216
Series C, 3% 1/15/36	30,000	27,521
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/24	5,000	5,074
5% 5/15/31	50,000	51,108
TOTAL RHODE ISLAND		292,919
South Carolina - 0.8%
Charleston Wtrwks. & Swr. Rev.:
Series 2022 A, 5% 1/1/47	130,000	141,316
Series 2022, 5% 1/1/42	150,000	166,619
South Carolina Jobs-Econ. Dev. Auth. (SPE Fayssoux Properties, LLC Proj.) Series 2016 A, 3% 8/15/38	40,000	30,166
South Carolina Ports Auth. Ports Rev. Series A, 5% 7/1/54	115,000	120,019
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 A, 5% 12/1/38	160,000	160,727
Series 2013 B, 5.125% 12/1/43	25,000	25,104
Series 2014 A, 5.5% 12/1/54	25,000	25,250
Series 2014 C:
5% 12/1/29	40,000	41,192
5% 12/1/34	110,000	112,164
5% 12/1/36	45,000	45,605
Series 2016 A:
3.25% 12/1/35	15,000	13,609
5% 12/1/27	50,000	52,698
Series 2016 B, 5% 12/1/33	55,000	57,565
Series 2022 A, 5% 12/1/44	125,000	128,708
Series A, 3% 12/1/41	30,000	23,373
South Carolina Trans. Infrastructure Bank Rev. Series 2017 A, 5% 10/1/38	85,000	89,840
TOTAL SOUTH CAROLINA		1,233,955
Tennessee - 1.2%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1:
3% 8/1/39	20,000	15,773
3.25% 8/1/44	30,000	22,512
4% 8/1/38	100,000	92,025
Knox County Health Edl. & Hsg. Facilities:
Series 2012 A, 5% 1/1/25	60,000	60,051
Series 2016 A, 4% 1/1/42	10,000	9,600
Series 2019, 4% 11/15/43	55,000	50,477
Memphis Gen. Oblig. Series 2014 B, 5% 4/1/44	245,000	248,884
Memphis-Shelby County Econ. Dev. Series 2017 B, 5% 11/1/30	80,000	85,803
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series 2013, 5% 7/1/32 (Pre-Refunded to 7/1/23 @ 100)	70,000	70,711
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 A:
4% 7/1/49	55,000	49,924
4% 7/1/54	35,000	31,130
5% 7/1/44	65,000	67,730
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Series 2016 A, 5% 7/1/40	70,000	71,469
Tennessee Energy Acquisition Corp.:
Bonds:
(Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	130,000	130,210
Series 2018, 4%, tender 11/1/25 (b)	30,000	29,780
Series 2006 A:
5.25% 9/1/24	125,000	126,897
5.25% 9/1/26	30,000	30,980
Series 2006 C:
5% 2/1/24	10,000	10,065
5% 2/1/27	15,000	15,362
Tennessee Gen. Oblig.:
Series 2016 A, 5% 8/1/35	50,000	53,624
Series 2021 A, 5% 11/1/31	290,000	345,259
Tennessee Hsg. Dev. Agcy. Residential:
Series 2015 2, 3.875% 7/1/35	5,000	4,966
Series 2018 1, 3.85% 7/1/38	45,000	44,139
Series 2018 3, 3.75% 7/1/38	30,000	29,069
Series 2020 1A, 2.4% 1/1/44	15,000	12,477
Tennessee School Board Auth. Series A, 5% 11/1/42	105,000	111,736
TOTAL TENNESSEE		1,820,653
Texas - 9.9%
Aldine Independent School District Series 2017 A, 5% 2/15/30	50,000	54,296
Alvin Independent School District Series 2019, 3.375% 2/15/40	120,000	107,966
Arlington Higher Ed. Fin. Corp. Series 2019 A, 3% 8/15/54	60,000	42,875
Austin Cmnty. College District Rev. Series 2015, 5% 8/1/31	1,030,000	1,082,164
Austin Convention Enterprises, Inc. Series 2017 A, 5% 1/1/25	80,000	81,099
Austin Independent School District:
Series 2017, 4% 8/1/33	20,000	20,729
Series 2019, 4% 8/1/35	25,000	26,062
Bexar County Hosp. District Series 2020, 3% 2/15/36	55,000	48,962
Bexar County Rev. Series 2015, 4% 8/15/51 (Pre-Refunded to 8/15/24 @ 100)	35,000	35,667
Brownsville Util. Sys. Rev. Series 2013A, 5% 9/1/28 (Pre-Refunded to 9/1/23 @ 100)	80,000	81,045
Central Reg'l. Mobility Auth.:
Series 2013, 5% 1/1/33 (Pre-Refunded to 1/1/23 @ 100)	80,000	80,000
Series 2016, 3.375% 1/1/41	20,000	16,588
City of Denton Series 2017, 4% 2/15/47	50,000	47,586
Cleveland Independent School District Series 2020 A, 4% 2/15/52	150,000	140,571
College of the Mainland Series 2019, 3.75% 8/15/49	20,000	17,279
Collin County Cmnty. College District Series 2018 A, 3.25% 8/15/33	10,000	9,964
Conroe Independent School District Series 2020 A, 2.25% 2/15/46	115,000	75,461
Cypress-Fairbanks Independent School District:
Series 2019, 5% 2/15/30	45,000	50,865
Series 2020 A, 3% 2/15/35	120,000	110,633
Dallas Area Rapid Transit Sales Tax Rev. Series 2016 B:
4% 12/1/36	200,000	203,059
4% 12/1/38	350,000	346,372
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2014 A, 5.25% 11/1/27 (c)	40,000	40,526
Series 2020 A, 5% 11/1/30	55,000	63,454
Series 2020 B, 5% 11/1/33	35,000	39,949
Dallas Gen. Oblig. Series 2013 A, 4% 2/15/32	5,000	5,376
Dallas Independent School District Series 2019 B, 4% 2/15/32	160,000	169,115
Del Valle Independent School District Series 2020, 4% 6/15/45	200,000	194,026
Denton Independent School District Series 2014, 5% 8/15/38 (Pre-Refunded to 8/15/24 @ 100)	65,000	67,206
Eagle Mountain & Saginaw Independent School District:
Series 2019, 4% 8/15/50	105,000	98,960
Series 2021, 3% 8/15/40	150,000	121,918
El Paso County Cmnty. College District Series 2016, 5% 4/1/38 (Assured Guaranty Muni. Corp. Insured)	70,000	73,255
El Paso County Hosp. District Series 2013, 5% 8/15/39	70,000	70,360
El Paso Independent School District Series 2019, 4% 8/15/38	385,000	385,327
Fort Bend Independent School District Series 2021 A, 2.3% 8/15/46	150,000	101,191
Fort Worth Independent School District Series 2016, 4% 2/15/39	130,000	128,684
Frisco Independent School District:
Series 2012 B, 3% 8/15/42	200,000	164,260
Series 2017, 4% 8/15/35	110,000	112,101
Grand Parkway Trans. Corp.:
Series 2013:
0% 10/1/32 (d)	40,000	43,393
0% 10/1/46 (d)	40,000	41,770
0% 10/1/48 (d)	30,000	31,325
Series 2018 A, 5% 10/1/37	40,000	42,708
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2015, 4% 12/1/45	75,000	69,475
Harris County Flood Cont. District:
Series 2017 A, 4% 10/1/38	75,000	75,807
Series 2021 A:
4% 10/1/33	150,000	159,040
4% 10/1/46	100,000	96,865
Harris County Gen. Oblig.:
Series 2015 B, 5% 8/15/28	100,000	105,279
Series 2016 A:
5% 8/15/33	15,000	16,114
5% 8/15/35	140,000	149,202
Harris County Hosp. District Rev. Series 2016, 3.25% 2/15/42	230,000	187,075
Harris County Toll Road Rev.:
Series 2018 A, 4% 8/15/48	40,000	37,895
Series 2019 A, 3% 8/15/44	120,000	94,060
Harris County-Houston Sports Auth. Rev.:
Series 2001 A, 0% 11/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	42,292
Series 2014 C, 5% 11/15/30	170,000	174,312
Series 2014:
0% 11/15/48 (Assured Guaranty Muni. Corp. Insured)	10,000	2,724
0% 11/15/49 (Assured Guaranty Muni. Corp. Insured)	25,000	6,451
Houston Arpt. Sys. Rev.:
Series 2018 D, 5% 7/1/38	55,000	58,302
Series 2021 A, 4% 7/1/40 (c)	175,000	161,967
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2001 B:
0% 9/1/23 (AMBAC Insured)	60,000	58,613
0% 9/1/33 (AMBAC Insured)	80,000	53,154
Houston Independent School District:
Series 2013 A, 5% 2/15/24	35,000	35,086
Series 2016, 4% 2/15/40	250,000	250,604
Series 2017:
5% 2/15/23	20,000	20,045
5% 2/15/27	50,000	54,536
Series 2018, 5% 7/15/27	55,000	60,460
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/26	75,000	77,143
Series 2014 D, 5% 11/15/27	230,000	239,104
Series 2016 B, 5% 11/15/25	275,000	292,630
Series 2017 B, 5% 11/15/29	45,000	49,594
Series 2019 B, 4% 11/15/44	55,000	52,545
Humble Independent School District Series 2020 A, 2% 2/15/42	25,000	16,959
Klein Independent School District Series 2017, 4% 8/1/46	215,000	208,293
Leander Independent School District:
Series 2014 D:
0% 8/15/30	200,000	147,238
0% 8/15/40 (Pre-Refunded to 8/15/24 @ 46.38)	25,000	11,058
0% 8/15/42 (Pre-Refunded to 8/15/24 @ 41.9852)	90,000	35,950
Series 2016 A:
0% 8/16/44	10,000	3,815
0% 8/16/44 (Pre-Refunded to 8/16/26 @ 48.506)	5,000	2,177
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2020, 5% 5/15/34	90,000	99,288
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Series 2005 A, 4.4% 5/1/30 (AMBAC Insured)	20,000	20,534
Midland County Fresh Wtr. Supply District (City of Midland Proj.) Series 2012 A, 0% 9/15/35 (Pre-Refunded to 9/15/27 @ 68.049)	5,000	2,903
North East Texas Reg'l. Mobility Auth. Series 2016 B, 5% 1/1/41	60,000	58,256
North Texas Tollway Auth. Rev.:
Series 2008 D:
0% 1/1/30 (Assured Guaranty Corp. Insured)	35,000	27,172
0% 1/1/35 (Assured Guaranty Corp. Insured)	5,000	3,074
Series 2012 A, 0% 1/1/36 (Assured Guaranty Corp. Insured)	65,000	37,695
Series 2014 B, 5% 1/1/31	125,000	127,118
Series 2015 A, 5% 1/1/27	100,000	103,925
Series 2017 A, 5% 1/1/28	200,000	212,173
Series 2017 B, 4% 1/1/36 (Assured Guaranty Muni. Corp. Insured)	185,000	188,055
Series 2018:
4.25% 1/1/49	55,000	52,465
5% 1/1/48	20,000	20,585
Series 2021 B, 5% 1/1/31	100,000	112,234
Northside Independent School District:
Series 2016, 4% 6/15/35	400,000	406,585
Series 2019 A, 4% 8/15/36	120,000	121,534
Series 2019, 4% 8/15/49	125,000	118,768
Port of Houston Auth. Series 2021, 4% 10/1/39	85,000	83,508
San Antonio Elec. & Gas Sys. Rev.:
Series 2013, 5% 2/1/48 (Pre-Refunded to 2/1/23 @ 100)	50,000	50,074
Series 2015:
5% 2/1/27	40,000	42,688
5% 2/1/32	5,000	5,308
Series 2017, 5% 2/1/29	60,000	65,129
Series 2019:
4% 2/1/28	10,000	10,546
5% 2/1/35	125,000	138,249
San Antonio Gen. Oblig. Series 2015, 5% 2/1/31 (Pre-Refunded to 2/1/25 @ 100)	195,000	203,759
San Antonio Independent School District Series 2019, 5% 8/15/30	50,000	56,098
San Antonio Wtr. Sys. Rev. Series 2021 A, 4% 5/15/51	300,000	281,037
San Jacinto Cmnty. College District Series 2019 A, 5% 2/15/44	175,000	187,960
Socorro Independent School District Series 2019, 5% 8/15/38	50,000	54,111
Tarrant County College Series 2020, 5% 8/15/30	130,000	150,089
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2013 A, 4% 11/15/43 (Pre-Refunded to 5/15/23 @ 100)	15,000	15,054
(Baylor Scott & White Health Proj.) Series 2016 A, 4% 11/15/36	140,000	140,286
Temple College District Series 2021, 3% 7/1/46	380,000	285,431
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2020 A, 3% 3/1/50	30,000	21,775
Texas Gen. Oblig.:
Series 2014 A:
5% 10/1/23	50,000	50,768
5% 10/1/35 (Pre-Refunded to 10/1/24 @ 100)	70,000	72,713
Series 2014, 5% 4/1/44 (Pre-Refunded to 4/1/24 @ 100)	85,000	87,171
Series 2015 A:
5% 10/1/24	55,000	57,122
5% 10/1/26	100,000	106,312
Series 2016 A, 5% 4/1/30	50,000	53,558
Series 2017 A, 5% 10/1/33	50,000	54,625
Series 2017 B:
5% 10/1/29	100,000	110,300
5% 10/1/33	25,000	27,312
Series 2018 B, 5% 8/1/24	45,000	46,555
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A, 4% 6/30/40	100,000	91,540
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 A, 5% 12/31/32	75,000	78,987
(NTE Mobility Partners Segments 3 LLC Segment 3C Proj.) Series 2019, 5% 6/30/58 (c)	170,000	162,140
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series A, 0% 8/15/29 (AMBAC Insured)	35,000	27,876
Texas Trans. Commission Central Texas Tpk. Sys. Rev.:
Series 2012 A, 4% 8/15/38	25,000	24,128
Series 2015 C:
5% 8/15/25	90,000	92,372
5% 8/15/29	115,000	117,442
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 10/15/47	60,000	62,865
Series 2018 A:
4% 10/15/32	50,000	52,450
4% 10/15/37	40,000	40,432
Series 2018, 5% 8/1/32	130,000	142,601
Series 2019 A:
3% 10/15/39	125,000	108,250
4% 10/15/49	90,000	85,909
Series 2020:
3% 10/15/34	130,000	124,218
5% 8/1/33	15,000	17,229
Series 2021:
5% 8/1/26	125,000	135,294
5% 10/15/33	170,000	198,650
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2017, 5% 8/1/33	115,000	126,007
Univ. of Texas Board of Regents Sys. Rev.:
Series 2016 J:
5% 8/15/24	60,000	62,177
5% 8/15/26	105,000	113,848
Series 2017 B, 3.375% 8/15/44	40,000	34,131
Series 2019 A, 5% 8/15/31	85,000	96,800
Waco Edl. Fin. Corp. Rev. Series 2021, 4% 3/1/46	205,000	195,257
Waco Independent School District Series 2022:
3% 8/15/39	345,000	301,504
3% 8/15/40	70,000	60,489
Waller Independent School District Series 2020, 4% 2/15/50	100,000	94,296
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 2019, 3% 12/15/58	150,000	101,930
Williamson County Series 2022, 4% 2/15/42	395,000	390,775
TOTAL TEXAS		15,089,510
Utah - 0.8%
Salt Lake City Arpt. Rev. Series 2017 A, 5% 7/1/29 (c)	525,000	552,563
Univ. of Utah Gen. Revs.:
Series 2017 A, 5% 8/1/29	45,000	49,465
Series 2017 B1, 5% 8/1/26	200,000	216,114
Series 2021 A1, 4% 8/1/41	145,000	141,069
Utah County Hosp. Rev. Series 2016 B, 5% 5/15/46	35,000	36,224
Utah Transit Auth. Sales Tax Rev.:
Series 2015 A:
5% 6/15/26 (Pre-Refunded to 6/15/25 @ 100)	15,000	15,865
5% 6/15/29 (Pre-Refunded to 6/15/25 @ 100)	15,000	15,865
5% 6/15/37 (Pre-Refunded to 6/15/25 @ 100)	155,000	163,942
Series 2016, 4% 12/15/29	25,000	26,015
TOTAL UTAH		1,217,122
Virginia - 1.8%
Arlington County Series 2019, 4% 6/15/35	5,000	5,205
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2019, 5% 11/1/23	55,000	55,502
Chesterfield County Econ. Dev. Auth. Rev. (County Projs.) Series 2020 F, 2% 4/1/41	100,000	67,371
Commonwealth Trans. Board Grant Anticipation Rev. Series 2017 A, 5% 9/15/23	15,000	15,219
Fairfax County Econ. Dev. Auth.:
(Route 28 Proj.) Series 2016 A, 2.875% 4/1/35	15,000	13,524
Series 2016 A, 3% 4/1/36	155,000	137,335
Series 2016 B, 3% 4/1/36	100,000	88,603
Hampton Roads Trans. Accountability Commission Series 2020 A, 5.25% 7/1/60	25,000	26,698
Henrico County Wtr. & Swr. Rev. Series 2016, 5% 5/1/46 (Pre-Refunded to 5/1/26 @ 100)	170,000	182,954
Loudoun County Gen. Oblig. Series 2022 A, 4% 12/1/41	145,000	147,702
Lynchburg Econ. Dev. Series 2017 A, 4% 1/1/47	90,000	80,718
Norfolk Series 2021 A, 4% 3/1/40	170,000	173,249
Roanoke Econ. Dev. Authority. Bonds Series 2020 D, 5%, tender 7/1/30 (b)	70,000	78,098
Univ. of Virginia Gen. Rev. Series 2017 A, 5% 4/1/42	225,000	240,373
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century Collage and Equip. Programs) Series 2021 A, 3% 2/1/36	55,000	50,195
(21st Century College & Equip. Programs) Series 2019 A, 5% 2/1/29	75,000	84,799
(21st Century College and Equip. Progs.):
Series 2015 A:
5% 2/1/25	180,000	188,345
5% 2/1/28 (Pre-Refunded to 2/1/25 @ 100)	65,000	68,054
Series 2017 E, 5% 2/1/24	5,000	5,117
Series 2019 C, 5% 2/1/30	15,000	16,935
Series 2017 A, 5% 2/1/24	40,000	40,940
Virginia College Bldg. Auth. Edl. Facilities Rev. Rfdg. (Pub. Higher Ed. Fing. Prog.) Series 2016 A, 3% 9/1/26	55,000	55,466
Virginia Commonwealth Trans. Board Rev.:
Series 2014, 5% 5/15/26	125,000	128,690
Series 2016, 3% 5/15/40	5,000	4,136
Virginia Port Auth. Port Facilities Rev. Series 2015 A, 5% 7/1/33 (Pre-Refunded to 7/1/25 @ 100) (c)	5,000	5,254
Virginia Small Bus. Fing. Auth.:
(95 Express Lanes LLC Proj.) Series 2022, 4% 7/1/39 (c)	110,000	99,514
Series 2014, 4% 10/1/38	35,000	35,004
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Series 2020, 4% 11/1/36	400,000	406,189
Virginia St Resources Auth. Inf Series 2016 C, 4% 11/1/36	195,000	198,452
TOTAL VIRGINIA		2,699,641
Washington - 3.2%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2016 S1:
5% 11/1/27	45,000	48,847
5% 11/1/33	155,000	166,902
5% 11/1/36	30,000	31,978
5% 11/1/41	85,000	89,632
Energy Northwest Elec. Rev.:
Series 2014 A, 4% 7/1/24	150,000	152,709
Series 2015 A, 5% 7/1/25	130,000	137,363
Series 2016 A, 5% 7/1/28	215,000	231,274
Series 2018 C, 5% 7/1/33	30,000	33,203
Series 2020 A, 5% 7/1/28	70,000	78,112
King County Gen. Oblig. Series 2015 E, 5% 12/1/29	55,000	58,648
King County Hsg. Auth. Rev. Series 2018, 3.5% 5/1/38	15,000	13,775
King County Lake Washington School District #414 Gen. Oblig. Series 2016, 4% 12/1/26	1,000,000	1,038,548
King County School District 210 Series 2018, 5% 12/1/30	80,000	88,202
Port of Seattle Rev. Series 2018 B, 5% 5/1/24 (c)	75,000	76,457
Seattle Muni. Lt. & Pwr. Rev.:
Series 2013, 4.125% 7/1/38	360,000	360,354
Series 2020 A, 5% 7/1/26	75,000	80,885
Spokane County School District #81 (Washington State School District Cr. Enhancement Prog.) Series 2021, 4% 12/1/28	155,000	166,586
Washington Biomedical Research Properties 3.2 Series 2015 A, 4% 1/1/48	150,000	144,433
Washington Convention Ctr. Pub. Facilities Series 2018, 4% 7/1/58	10,000	8,212
Washington Gen. Oblig.:
Series 2014 A, 5% 8/1/26	40,000	40,500
Series 2014 B, 5% 8/1/29	5,000	5,061
Series 2014 E, 5% 2/1/32	110,000	112,407
Series 2015 B, 5% 2/1/28	85,000	88,853
Series 2015 H:
5% 7/1/26	30,000	31,310
5% 7/1/29	40,000	41,699
Series 2016 A1, 5% 8/1/29	10,000	10,550
Series 2016 C:
5% 2/1/33	200,000	212,081
5% 2/1/35	20,000	21,099
Series 2016 R, 5% 7/1/24	125,000	129,164
Series 2017 B, 5% 8/1/29	150,000	161,342
Series 2018 C, 5% 8/1/28	55,000	60,384
Series 2018 D, 5% 8/1/28	30,000	32,937
Series 2020 A:
5% 1/1/26	30,000	32,059
5% 8/1/42	165,000	178,364
Series 2020 B, 5% 6/1/37	55,000	60,122
Series 2020 C, 5% 2/1/41	150,000	161,730
Series 2020 E, 5% 6/1/45	15,000	15,972
Series 2021 A, 5% 6/1/41	125,000	135,175
Series 2022 A, 5% 8/1/43	100,000	109,107
Series R, 5% 7/1/29	100,000	104,247
Washington Health Care Facilities Auth. Rev.:
Series 2012 A, 5% 10/1/38	40,000	40,557
Series 2017 B, 3.5% 8/15/38	60,000	53,911
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	65,000	45,992
(Seattle Pacific Univ. Proj.) Series 2020 A, 5% 10/1/42	25,000	25,178
Washington State Univ. Hsg. and Dining Sys. Rev. Series 2015, 5% 4/1/40	35,000	36,117
TOTAL WASHINGTON		4,952,038
West Virginia - 0.3%
West Virginia Comm of Hwys Spl. Oblig. Series 2017 A, 5% 9/1/29	65,000	70,991
West Virginia Gen. Oblig. Series 2018 B, 5% 12/1/41	80,000	84,644
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 3% 6/1/33	30,000	27,965
West Virginia Parkways Auth. Series 2021, 4% 6/1/51	100,000	89,667
West Virginia Univ. Revs. (West Virginia Univ. Proj.) Series A, 4% 10/1/47	225,000	211,417
TOTAL WEST VIRGINIA		484,684
Wisconsin - 0.7%
Ashwaubenon Cmnty. Dev. Auth. Lease Rev. (Brown County Expo Ctr. Proj.) Series 2019, 0% 6/1/49	160,000	45,878
Pub. Fin. Auth. Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2016 A, 3% 6/1/36	45,000	39,444
Pub. Fin. Auth. Lease Dev. Rev. (KU Campus Dev. Corp. Central District Dev. Proj.) Series 2016:
5% 3/1/29	40,000	42,304
5% 3/1/46	50,000	52,083
Roseman Univ. of Health (Fargo-Moorhead Metropolitan Area Flood Risk Mgmt. Proj.) Series 2021, 4% 3/31/56 (c)	10,000	7,520
Wisconsin Envir. Impt. Fund Rev. Series 2017, 5% 6/1/29	10,000	10,513
Wisconsin Gen. Oblig.:
Series 2016 2, 5% 11/1/29	70,000	75,427
Series 2021 B, 5% 5/1/35	85,000	95,168
Series 3, 5% 11/1/31	30,000	32,885
Series A:
4% 5/1/27	30,000	31,272
5% 5/1/30	125,000	134,608
5% 5/1/34	120,000	125,487
Series D, 5% 5/1/23	45,000	45,300
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	55,000	56,706
Series 2014 A, 5% 11/15/25	40,000	41,505
Series 2016 A:
3.5% 2/15/46	95,000	76,789
4% 11/15/39	40,000	38,963
Series 2017 A, 5% 4/1/28	35,000	37,777
Wisconsin Health & Edl. Facilities Auth. Sr. Living Facilities Rev. (Covenant Cmntys., Inc. Proj.) Series 2018 A1, 4.125% 7/1/53	135,000	105,388
Wisconsin Hsg. & Econ. Dev. Auth. Series 2017 A, 2.69% 7/1/47	19,713	18,609
Wisconsin St Gen. Fund Annual Appropriation Series 2017 B, 5% 5/1/36	25,000	26,349
TOTAL WISCONSIN		1,139,975
Wyoming - 0.0%
Campbell County Solid Waste Facilities Rev. Series 2019 A, 3.625% 7/15/39	25,000	21,837
TOTAL MUNICIPAL BONDS (Cost $159,531,600)		148,754,124

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 3.72% (e)(f) (Cost $3,303,995)	3,303,339	3,303,990

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $162,835,595)	152,058,114
NET OTHER ASSETS (LIABILITIES) - 0.4%	605,493
NET ASSETS - 100.0%	152,663,607

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.72%	2,771,978	38,777,999	38,246,000	19,672	-	13	3,303,990	0.1%
Total	2,771,978	38,777,999	38,246,000	19,672	-	13	3,303,990

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	148,754,124	-	148,754,124	-

Money Market Funds	3,303,990	3,303,990	-	-
Total Investments in Securities:	152,058,114	3,303,990	148,754,124	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		December 31, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $159,531,600)	$148,754,124
Fidelity Central Funds (cost $3,303,995)	3,303,990

Total Investment in Securities (cost $162,835,595)		$152,058,114
Cash		1,254,863
Receivable for fund shares sold		1,363,315
Interest receivable		1,764,643
Distributions receivable from Fidelity Central Funds		11,897
Other receivables		107
Total assets		156,452,939
Liabilities
Payable for investments purchased	$3,480,584
Payable for fund shares redeemed	216,287
Distributions payable	84,055
Accrued management fee	8,406
Total Liabilities		3,789,332
Net Assets		$152,663,607
Net Assets consist of:
Paid in capital		$166,089,434
Total accumulated earnings (loss)		(13,425,827)
Net Assets		$152,663,607
Net Asset Value , offering price and redemption price per share ($152,663,607 ÷ 8,439,888 shares)		$18.09

Statement of Operations
		Six months ended December 31, 2022 (Unaudited)
Investment Income
Interest		$1,389,405
Income from Fidelity Central Funds		19,672
Total Income		1,409,077
Expenses
Management fee	$46,243
Independent trustees' fees and expenses	219
Total expenses before reductions	46,462
Expense reductions	(279)
Total expenses after reductions		46,183
Net Investment income (loss)		1,362,894
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,211,241)
Total net realized gain (loss)		(1,211,241)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(348,384)
Fidelity Central Funds	13
Total change in net unrealized appreciation (depreciation)		(348,371)
Net gain (loss)		(1,559,612)
Net increase (decrease) in net assets resulting from operations		$(196,718)
Statement of Changes in Net Assets

	Six months ended December 31, 2022 (Unaudited)	Year ended June 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,362,894	$1,819,385
Net realized gain (loss)	(1,211,241)	(1,418,657)
Change in net unrealized appreciation (depreciation)	(348,371)	(12,842,455)
Net increase (decrease) in net assets resulting from operations	(196,718)	(12,441,727)
Distributions to shareholders	(1,349,592)	(1,813,504)
Share transactions
Proceeds from sales of shares	75,619,608	111,001,374
Reinvestment of distributions	974,878	1,296,085
Cost of shares redeemed	(47,325,647)	(79,887,212)
Net increase (decrease) in net assets resulting from share transactions	29,268,839	32,410,247
Total increase (decrease) in net assets	27,722,529	18,155,016

Net Assets
Beginning of period	124,941,078	106,786,062
End of period	$152,663,607	$124,941,078

Other Information
Shares
Sold	4,178,814	5,718,725
Issued in reinvestment of distributions	54,288	66,486
Redeemed	(2,644,234)	(4,170,931)
Net increase (decrease)	1,588,868	1,614,280

Financial Highlights
Fidelity® Municipal Bond Index Fund

	Six months ended (Unaudited) December 31, 2022	Years ended June 30, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$18.24	$20.39	$19.97	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.186	.281	.309	.324
Net realized and unrealized gain (loss)	(.152)	(2.152)	.421	(.035)
Total from investment operations	.034	(1.871)	.730	.289
Distributions from net investment income	(.184)	(.279)	(.310)	(.319)
Total distributions	(.184)	(.279)	(.310)	(.319)
Net asset value, end of period	$18.09	$18.24	$20.39	$19.97
Total Return D,E	.20%	(9.26)%	3.68%	1.46%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.07% H	.07%	.07%	.07% H
Expenses net of fee waivers, if any	.07% H	.07%	.07%	.07% H
Expenses net of all reductions	.07% H	.07%	.07%	.07% H
Net investment income (loss)	2.05% H	1.43%	1.53%	1.67% H
Supplemental Data
Net assets, end of period (000 omitted)	$152,664	$124,941	$106,786	$60,060
Portfolio turnover rate I	29% H	30%	8%	76% H

A For the period July 11, 2019 (commencement of operations) through June 30, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended December 31, 2022

1. Organization.
Fidelity Municipal Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   market disconnect, capital loss carryforwards and   losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 166,263
Gross unrealized depreciation	(10,890,875)
Net unrealized appreciation (depreciation)	$(10,724,612)
Tax cost	$162,782,726

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,016,336)
Long-term	(443,443)
Total capital loss carryforward	$(1,459,779)

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Bond Index Fund	47,285,541	18,790,038

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.
Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $164 and $115, respectively.

8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

9.   Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period- C July 1, 2022 to December 31, 2022

Fidelity® Municipal Bond Index Fund	.07%
Actual		$ 1,000	$ 1,002.00	$ .35
Hypothetical- B		$ 1,000	$ 1,024.85	$ .36

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided . The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors.  Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools.  The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and its benchmark index for the most recent one-year period. No performance peer group information was considered by the Board as Fidelity advised the Board that the peer group, which is created by a third-party provider, includes a number of actively-managed funds.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods  shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for 2021. The Board considered that the fund has a unitary fee that covers expenses beyond portfolio management, whereas the majority of funds within this group do not have unitary or all-inclusive fees. The Board further considered that, as discussed below, when compared to the total expenses of its load-type competitors, this fund ranks below median.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the fund's total expense ratio, the Board considered the fund's unitary (subject to certain limited exceptions) fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total net expense ratio ranked equal to the similar sales load structure group competitive median and below the ASPG competitive median for 2021.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

1.9894015.103
MBL-SANN-0323
Fidelity® SAI Municipal Bond Index Fund

Semi-Annual Report
December 31, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity ®   SAI is a product name of Fidelity ® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

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NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary December 31, 2022 (Unaudited)
Top Five States (% of Fund's net assets)

California	18.0
New York	15.1
Texas	8.9
Illinois	5.7
New Jersey	4.2

Revenue Sources (% of Fund's net assets)
General Obligations	32.7%
Transportation	17.2%
Special Tax	11.0%
Water & Sewer	10.1%
Health Care	8.7%
Electric Utilities	5.5%
Education	5.3%
Escrowed/Pre-Refunded	5.3%
Others* (Individually Less Than 5%)	4.2%
100.0%

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments December 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.3%
	Principal Amount (a)	Value ($)
Alabama - 0.7%
Alabama Fed. Aid Hwy. Fin. Auth.:
Series 2015, 3.1% 9/1/29 (Pre-Refunded to 9/1/24 @ 100)	70,000	70,225
Series 2017 A, 4% 6/1/37 (Pre-Refunded to 9/1/27 @ 100)	25,000	26,525
Birmingham Wtrwks. Board Series 2016, 3% 1/1/43 (Pre-Refunded to 1/1/27 @ 100)	30,000	30,366
Black Belt Energy Gas District Series 2019 A, 4% 6/1/25	180,000	179,127
Decatur Wtr. & Swr. Rev. Series 2021 A, 2.125% 2/15/51	90,000	50,685
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 3% 2/1/30	60,000	56,759
Tuscaloosa County Board of Ed. Series 2017, 5% 2/1/43 (Pre-Refunded to 2/1/27 @ 100)	25,000	27,309
UAB Medicine Fin. Auth. Rev.:
Series 2016 B, 5% 9/1/34	50,000	52,871
Series 2017 B1, 3.25% 9/1/31	45,000	43,984
Univ. of Alabama Gen. Rev.:
Series 2012 A, 5% 7/1/24	20,000	20,031
Series 2017 B, 3% 7/1/35	30,000	27,546
TOTAL ALABAMA		585,428
Arizona - 1.8%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/26	15,000	15,494
Arizona State Univ. Revs. Series 2019 B, 4% 7/1/49	70,000	65,396
Bullhead City Excise Taxes Series 2021, 2.7% 7/1/51	90,000	60,874
City of Lake Havasu Wastewtr. Sys. Rev. Series 2015 B, 4% 7/1/45 (Assured Guaranty Muni. Corp. Insured)	60,000	54,750
Glendale Wtr. & Swr. Rev. Series 2015, 5% 7/1/26	325,000	343,245
Maricopa County Rev. Series 2016 A, 5% 1/1/38	40,000	41,809
McAllister Academic Village LLC Rev. Series 2016, 5% 7/1/39	175,000	181,887
Mesa Util. Sys. Rev. Series 2016, 3% 7/1/38	125,000	107,999
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	95,000	96,176
Series 2017 D, 5% 7/1/25	20,000	21,083
Series 2019 B, 5% 7/1/44 (b)	40,000	40,872
Phoenix Civic Impt. Corp. District Rev. Series 2005 B:
5.5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	30,264
5.5% 7/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	96,378
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2015 A, 5% 7/1/31	25,000	26,385
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A, 5% 1/1/38	145,000	154,674
Series 2015 A, 5% 12/1/32	25,000	26,330
Series 2017 A, 5% 1/1/28	55,000	61,189
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007 1:
5% 12/1/32	20,000	20,899
5.25% 12/1/24	15,000	15,308
5.25% 12/1/26	15,000	15,564
Series 2007, 5.25% 12/1/23	15,000	15,133
Univ. of Arizona Univ. Revs. Series 2016 B, 5% 6/1/42	95,000	98,570
TOTAL ARIZONA		1,590,279
Arkansas - 0.2%
Fort Smith Wtr. & Swr. Rev. Series 2018, 5% 10/1/34	145,000	157,249
Pulaski County Pub. Facilities Board Series 2014, 5% 12/1/39 (Pre-Refunded to 12/1/24 @ 100)	35,000	36,403
TOTAL ARKANSAS		193,652
California - 18.0%
Alameda Corridor Trans. Auth. Rev. Series 2016 B, 3% 10/1/34 (Assured Guaranty Muni. Corp. Insured)	165,000	149,711
Anaheim Pub. Fing. Auth. Lease Rev.:
(Anaheim Pub. Impts. Proj.) Series 1997 C, 0% 9/1/36 (Escrowed to Maturity)	90,000	55,448
Series 1997 C, 0% 9/1/35 (Escrowed to Maturity)	45,000	29,035
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
Series 2017 G, 2%, tender 4/1/24 (c)	50,000	48,907
Series 2018 A, 2.625%, tender 4/1/26 (c)	70,000	68,596
Series 2017 S7:
4% 4/1/34	50,000	51,948
4% 4/1/42	10,000	9,862
4% 4/1/47	45,000	43,768
Series F1, 5% 4/1/54 (Pre-Refunded to 4/1/24 @ 100)	10,000	10,271
Series S7, 5% 4/1/24	5,000	5,134
Beaumont Calif Pub. Impt. Auth. W Series 2018 A, 5% 9/1/49 (Assured Guaranty Muni. Corp. Insured)	175,000	185,157
Berkeley Unified School District Gen. Oblig. Series E, 3.5% 8/1/45	100,000	86,539
California Dept. of Wtr. Resources:
Series 2014, 5% 12/1/29 (Pre-Refunded to 12/1/24 @ 100)	160,000	167,416
Series 2017 AX, 5% 12/1/24	160,000	167,507
Series 2019 A, 5% 12/1/34	90,000	102,115
Series AV, 4% 12/1/31	10,000	10,442
Series BA, 5% 12/1/32	5,000	5,715
California Edl. Facilities Auth. Rev.:
Series 2001 A:
0% 10/1/30	15,000	11,338
0% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	15,651
Series T1, 5% 3/15/39	20,000	23,423
California Gen. Oblig.:
Series 2007, 5.25% 8/1/32 (Assured Guaranty Muni. Corp. Insured)	105,000	125,973
Series 2012, 3.5% 9/1/32	45,000	45,008
Series 2013:
4% 4/1/43	40,000	39,683
5% 9/1/27	70,000	71,007
5% 11/1/30	15,000	15,269
Series 2014:
4% 11/1/44	10,000	9,834
5% 11/1/24	100,000	104,155
5% 12/1/24	15,000	15,316
5% 10/1/28	10,000	10,426
5% 5/1/32	105,000	107,878
5% 8/1/35	20,000	20,572
5% 10/1/39	25,000	25,646
Series 2015:
3.25% 3/1/32	100,000	100,147
4% 3/1/45	100,000	97,872
5% 8/1/23	25,000	25,308
5% 8/1/26	30,000	31,498
5% 8/1/26	20,000	21,232
5% 9/1/26	40,000	42,540
5% 9/1/28	50,000	53,042
5% 8/1/29	20,000	21,152
5% 8/1/30	50,000	52,132
5% 8/1/45	30,000	31,151
Series 2016:
3% 9/1/33	30,000	28,963
4% 9/1/36	100,000	101,493
5% 9/1/23	50,000	50,696
5% 9/1/24	55,000	57,110
5% 9/1/25	25,000	26,594
5% 9/1/26	15,000	16,295
5% 9/1/30	20,000	21,644
5% 9/1/45	10,000	10,469
Series 2017 A, 5% 8/1/26	65,000	70,492
Series 2017:
4% 8/1/27	55,000	57,548
4% 11/1/36	20,000	20,374
4% 8/1/37	25,000	25,377
5% 8/1/23	40,000	40,493
5% 11/1/24	95,000	98,948
5% 8/1/27	30,000	33,196
5% 11/1/27	150,000	166,785
Series 2018, 5% 10/1/39	110,000	115,574
Series 2019:
3% 10/1/36	50,000	44,984
4% 4/1/25	5,000	5,151
5% 4/1/25	10,000	10,534
5% 4/1/27	5,000	5,496
5% 11/1/27	90,000	100,071
5% 4/1/28	225,000	251,604
5% 4/1/35	85,000	86,951
5% 4/1/37	75,000	76,537
5% 4/1/45	60,000	64,588
Series 2020:
3% 11/1/35	150,000	137,877
4% 3/1/28	60,000	63,884
5% 11/1/28	140,000	158,248
Series 2021:
4% 10/1/37	80,000	81,565
5% 10/1/28	100,000	112,862
Series 2022, 5% 4/1/32	75,000	89,304
California Health Facilities Fing. Auth. Rev.:
Series 2013 A, 4% 3/1/43	40,000	37,005
Series 2013 A3, 5% 7/1/23	40,000	40,383
Series 2016 B:
5% 11/15/46	15,000	15,284
5% 11/15/46 (Pre-Refunded to 11/15/26 @ 100)	10,000	10,944
Series 2017 A, 5% 11/1/27	30,000	33,328
Series 2018 A:
4% 11/15/42	20,000	19,409
5% 11/15/24	70,000	72,654
5% 11/15/33	35,000	37,695
Series A:
4% 8/15/50	185,000	175,473
5% 8/15/47	15,000	15,194
California Muni. Fin. Auth. Rev. Series 2018 A, 3.25% 12/31/32 (Assured Guaranty Muni. Corp. Insured) (b)	30,000	27,804
California State Univ. Rev.:
Series 2013 A, 5% 11/1/26 (Pre-Refunded to 11/1/23 @ 100)	40,000	40,719
Series 2014 A:
5% 11/1/30 (Pre-Refunded to 11/1/24 @ 100)	95,000	99,017
5% 11/1/33 (Pre-Refunded to 11/1/24 @ 100)	100,000	104,228
Series 2015 A, 5% 11/1/26	15,000	16,031
Series 2016 A:
3.2% 11/1/37	15,000	13,790
5% 11/1/26	40,000	43,203
Series 2017 A, 5% 11/1/24	65,000	67,843
Series 2020 C, 3% 11/1/40	50,000	41,602
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
4.375% 1/1/48	10,000	9,341
5% 1/1/32	30,000	31,778
California Statewide Cmntys. Dev. Auth. Rev.:
Series 2015, 3% 8/15/29	50,000	50,668
Series 2018 A, 3.5% 3/1/38	155,000	143,378
Chaffey Unified High School District Series 2019 D, 4% 8/1/49	30,000	29,059
Chino Valley Unified School District Series 2017 A, 5.25% 8/1/47	25,000	26,472
Coast Cmnty. College District Series 2013 A, 5% 8/1/38 (Pre-Refunded to 8/1/23 @ 100)	35,000	35,433
Compton Unified School District Series 2019 B, 3% 6/1/49	75,000	54,596
Contra Costa Cmnty. College District Series 2014 A, 4% 8/1/39	5,000	5,000
Corona-Norco Unified School District Series 2014, 3% 8/1/44	125,000	99,791
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2015 A, 5% 6/1/37	65,000	68,366
Series 2017 B, 5% 6/1/32	45,000	49,678
El Camino Cmnty. College District Series 2012 C:
0% 8/1/34	60,000	39,976
0% 8/1/38	85,000	45,666
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 3% 2/1/35	65,000	60,236
Foothill-De Anza Cmnty. College District Series 2003 B:
0% 8/1/25	75,000	69,746
0% 8/1/33	85,000	59,457
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 0% 1/1/29 (Escrowed to Maturity)	30,000	25,372
Series 2013 A:
0% 1/15/24 (Assured Guaranty Muni. Corp. Insured)	10,000	9,679
6% 1/15/49 (Pre-Refunded to 1/15/24 @ 100)	20,000	20,650
Series 2013 B1, 3.95% 1/15/53 (c)	65,000	57,634
Series 2021 A, 4% 1/15/46	15,000	13,851
Fremont Union High School District, Santa Clara:
Series 2015, 4% 8/1/44	45,000	44,439
Series 2019 A, 4% 8/1/46	30,000	29,461
Fresno Unified School District Series B, 3% 8/1/43	110,000	87,347
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/30 (Pre-Refunded to 6/1/23 @ 100)	40,000	40,347
Series 2015 A:
5% 6/1/35 (Pre-Refunded to 6/1/25 @ 100)	10,000	10,582
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	65,000	68,785
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	10,000	10,582
5% 6/1/45 (Pre-Refunded to 6/1/25 @ 100)	100,000	105,824
Grossmont Union High School District:
Series 2008, 0% 8/1/30	40,000	30,922
Series 2016 B, 3% 8/1/45	30,000	22,957
Hayward Unified School District Gen. Oblig. Series 2015, 4% 8/1/40 (Assured Guaranty Muni. Corp. Insured)	180,000	178,142
Imperial Irrigation District Elec. Rev. Series 2015 C, 5% 11/1/38	85,000	89,159
Kaweah Delta Health Care District Series 2015 B, 4% 6/1/45	100,000	76,154
Livermore Valley Joint Unified School District Series 2016, 3% 8/1/46	50,000	38,028
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A:
5% 11/15/35	25,000	26,198
5.5% 11/15/37	30,000	32,708
Long Beach Unified School District:
Series 2016, 3% 8/1/32	80,000	78,466
Series B, 0% 8/1/35	90,000	55,018
Los Angeles Cmnty. College District:
Series 2015 A, 5% 8/1/24	95,000	98,536
Series 2017 J, 5% 8/1/28	20,000	22,181
Series A, 5% 8/1/30 (Pre-Refunded to 8/1/24 @ 100)	20,000	20,751
Series F, 5% 8/1/24 (Pre-Refunded to 8/1/23 @ 100)	35,000	35,433
Series G, 5% 8/1/27 (Pre-Refunded to 8/1/24 @ 100)	20,000	20,751
Series K, 4% 8/1/35	20,000	20,575
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2019 A, 5% 7/1/44	45,000	48,213
Los Angeles Dept. Arpt. Rev.:
Series 2018 C, 5% 5/15/36 (b)	80,000	83,120
Series 2020 A, 5% 5/15/38	85,000	93,538
Series 2021 B, 5% 5/15/37	50,000	56,200
Series 2022 C, 4% 5/15/41 (b)	50,000	46,946
Series B, 5% 5/15/48	90,000	97,389
Series C, 5% 5/15/33 (b)	155,000	163,343
Series D, 5% 5/15/26 (b)	5,000	5,252
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2013 A:
5% 7/1/23	40,000	40,000
5% 7/1/24	50,000	50,000
Series 2014 C, 5% 7/1/29	65,000	67,378
Series 2014 D:
5% 7/1/35	105,000	108,202
5% 7/1/44	45,000	45,982
Series 2017 C, 5% 7/1/36	50,000	54,205
Series 2018 C, 5% 7/1/25	95,000	100,758
Series 2019 B, 5% 7/1/35	90,000	100,049
Series 2019 D, 5% 7/1/44	50,000	53,758
Series A, 5% 7/1/31	35,000	39,084
Series B:
5% 7/1/30	25,000	28,478
5% 7/1/30	50,000	50,481
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2014 A, 5% 7/1/44	25,000	25,560
Series 2020 B, 4% 7/1/29	115,000	125,356
Series A:
5% 7/1/33	55,000	60,119
5% 7/1/33	5,000	5,567
Series B:
5% 7/1/25	20,000	20,197
5% 7/1/37	100,000	108,992
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2016 B, 4% 11/1/37	40,000	40,169
Los Angeles Solid Waste Resources Rev. Series 2018 A:
4% 2/1/32	35,000	36,557
5% 2/1/25	50,000	52,339
Los Angeles Unified School District:
Series 2014 C, 5% 7/1/24	10,000	10,336
Series 2016 A:
4% 7/1/34	100,000	102,106
5% 7/1/29	80,000	84,763
5% 7/1/40	75,000	77,942
Series 2018 B1, 5% 7/1/23	10,000	10,104
Series 2019 A, 5% 7/1/28	20,000	22,513
Series 2021 A, 5% 7/1/25	125,000	132,545
Series A:
5% 7/1/29	45,000	51,587
5% 7/1/30	25,000	28,649
Series B, 5% 7/1/25	15,000	15,905
Los Angeles Wastewtr. Sys. Rev.:
Series 2013 A, 5% 6/1/24	5,000	5,047
Series 2022 A, 5% 6/1/47	85,000	93,751
Marin Healthcare District Series 2017 A, 3% 8/1/37	5,000	4,424
Metropolitan Wtr. District of Southern California Wtr. Rev.:
Series 2017 A, 2.5% 7/1/25	50,000	49,836
Series 2020 A, 5% 10/1/36	85,000	95,944
Monterey Peninsula Cmnty. College District Series 2016, 0% 8/1/30	20,000	15,530
MSR Energy Auth. Gas Rev. Series 2009 B, 6.5% 11/1/39	25,000	29,911
Newport Mesa Unified School District:
Series 2011, 0% 8/1/36	70,000	41,927
Series 2017, 0% 8/1/39	5,000	2,557
North Orange County Cmnty. College District Rev. Series 2016 A, 3% 8/1/40	25,000	21,032
Oakland Unified School District Alameda County Series 2019 A, 3% 8/1/40 (Assured Guaranty Muni. Corp. Insured)	35,000	29,032
Palo Alto Unified School District Gen. Oblig. Series 2008 2:
0% 8/1/30	50,000	39,497
0% 8/1/32	100,000	73,019
0% 8/1/33	15,000	10,514
Palomar Pomerado Health Series 2009 A, 0% 8/1/28 (Assured Guaranty Corp. Insured)	255,000	210,330
Pasadena Elec. Rev. Series 2013 A, 4.5% 6/1/40	15,000	15,024
Peralta Cmnty. College District Gen. Oblig. Series 2016 A, 4% 8/1/39	130,000	128,694
Perris Union High School District Series A, 3% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	25,000	19,641
Port of Oakland Rev. Series 2017 E, 5% 11/1/26	30,000	32,112
Poway Unified School District:
Series 2011 B, 0% 8/1/34	50,000	32,051
Series B, 0% 8/1/41	190,000	81,167
Riverside County Pub. Fing. Auth. Series 2015, 5% 11/1/25 (Escrowed to Maturity)	255,000	272,116
Riverside Elec. Rev. Series 2019 A, 5% 10/1/26	50,000	54,354
Sacramento Muni. Util. District Elec. Rev. Series 2021 I, 5% 8/15/28	100,000	113,214
Sacramento TOT Rev. Series A, 5% 6/1/43	100,000	104,926
San Bernardino Cmnty. College District Series B, 0% 8/1/48	45,000	14,273
San Diego Cmnty. College District:
Series 2013, 0% 8/1/41 (Pre-Refunded to 8/1/23 @ 57.571) (d)	20,000	11,296
Series 2016, 5% 8/1/41 (Pre-Refunded to 8/1/26 @ 100)	5,000	5,421
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
(Sub Lien Proj.) Series 2017 B, 5% 7/1/42 (b)	175,000	178,302
Series 2019 A, 5% 7/1/34	75,000	83,231
San Diego County Wtr. Auth. Fing. Agcy. Wtr. Rev. Series 2022 A, 5% 5/1/47	135,000	149,130
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2016 A, 5% 5/15/39	100,000	106,331
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2018 A, 5.25% 8/1/47	10,000	10,835
San Diego Redev. Agcy. Series 2016 A, 5% 9/1/23	5,000	5,067
San Diego Unified School District:
Series 1998 G1:
5.25% 7/1/27	10,000	11,193
5.25% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	10,000	11,439
Series 2012 I, 5% 7/1/33	65,000	71,620
Series 2017 I, 4% 7/1/47	15,000	14,265
Series 2017 J, 5% 7/1/30	80,000	88,495
Series B, 3.25% 7/1/48	80,000	63,962
Series C, 0% 7/1/43	40,000	16,568
Series R1, 0% 7/1/30	35,000	27,578
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A, 3% 7/1/44	50,000	39,559
San Francisco Bay Area Rapid Transit Fing. Auth.:
Series 2020 C1, 4% 8/1/30	125,000	135,929
Series A1, 5% 8/1/47	45,000	47,607
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2016 A, 5% 5/1/26	20,000	21,511
Series 2017 D, 5% 5/1/24 (b)	35,000	35,725
Series 2019 A, 5% 5/1/49 (b)	25,000	25,314
Series 2019 E, 5% 5/1/34 (b)	125,000	132,709
Series 2020 A, 4% 5/1/39 (b)	35,000	32,889
Series 2020 B, 4% 5/1/39	100,000	98,159
San Francisco City & County Ctfs. of Prtn. (49 South Van Ness Proj.) Series 2019 A, 4% 4/1/41	35,000	34,544
San Francisco County Trans. Auth. Series 2017, 3% 2/1/33	155,000	148,696
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2015 A, 5% 11/1/29	20,000	21,111
Series 2016, 5% 11/1/24	110,000	114,731
Series 2020 A, 5% 11/1/50	30,000	32,120
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/25 (Escrowed to Maturity)	100,000	94,737
Series 1997 A:
0% 1/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	18,636
0% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	39,737
0% 1/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,453
Series 2021 A, 4% 1/15/50	30,000	27,357
Series A, 0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	65,321
San Jose Int. Arpt. Rev. Series 2017 B, 5% 3/1/42	25,000	25,937
San Mateo County Joint Powers Fing. Auth. (Cap. Projs.) Series 2014 A, 4% 6/15/35	95,000	95,826
San Mateo County Trans. District Sales Tax Rev. Series A, 3.25% 6/1/33	60,000	59,322
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	45,000	48,449
San Mateo Unified School District Series 2011 A:
0% 9/1/33 (d)	50,000	45,330
0% 9/1/41 (d)	10,000	9,310
Santa Clara County Fing. Auth. Lease Rev.:
Series 2018 A, 3.5% 4/1/39	40,000	36,156
Series 2019 A, 3% 5/1/42	100,000	79,538
Santa Clara Unified School District Series 2019, 4% 7/1/48	35,000	34,220
Sequoia Union High School District Series 2016, 3% 7/1/31	55,000	55,020
Silicon Valley Clean Wtr. Series 2019 A, 3% 3/1/24	50,000	50,070
Solano Cmnty. College District Series A, 0% 8/1/41 (Pre-Refunded to 8/1/28 @ 100) (d)	10,000	10,802
Sonoma County Jr. College District Rev. Series B, 3% 8/1/41	145,000	117,922
Southern California Pub. Pwr. Auth. Rev.:
Series 2007 A, 5.25% 11/1/25	35,000	36,496
Series A, 5.25% 11/1/26	30,000	31,659
Univ. of California Revs.:
Series 2014, 5% 5/15/25	75,000	77,306
Series 2015 AO, 5% 5/15/25	70,000	74,031
Series 2016, 5% 5/15/35	15,000	16,013
Series 2017 AV:
5% 5/15/35	50,000	54,232
5% 5/15/47	110,000	115,690
Series 2017 AY, 5% 5/15/25	50,000	52,879
Series 2017 M, 5% 5/15/32	35,000	38,378
Series 2020 BE:
4% 5/15/47	115,000	112,135
5% 5/15/43	15,000	16,309
Series 2022 BK, 5% 5/15/32	115,000	137,349
Series AM, 5.25% 5/15/37	15,000	15,421
Series AY, 5% 5/15/28	30,000	33,155
Series I:
5% 5/15/23	25,000	25,194
5% 5/15/28	10,000	10,579
Series M, 5% 5/15/36	20,000	21,517
Upland Gen. Oblig. Ctfs. of Prtn. Series 2017, 4% 1/1/42	10,000	9,034
West Contra Costa Unified School District Series C1, 0% 8/1/27 (Assured Guaranty Corp. Insured)	70,000	60,811
West Hollywood Pub. Fing. Auth. Series 2016, 3% 4/1/41	75,000	62,230
Westminster Redev. Agcy. Series 2016:
3% 11/1/41	25,000	20,034
3% 11/1/45	75,000	56,568
William S. Hart Union High School District Series 2005 B, 0% 9/1/28 (Assured Guaranty Muni. Corp. Insured)	140,000	116,754
Yosemite Cmnty. College District Series 2010 D, 0% 8/1/31	100,000	74,627
Yuba Cmnty. College District Series 2016 A:
3% 8/1/36	150,000	134,524
3% 8/1/37	30,000	26,442
TOTAL CALIFORNIA		15,762,762
Colorado - 1.8%
Colorado Health Facilities Auth. Rev. Bonds:
Series 2018 A, 4% 11/15/48	5,000	4,540
Series 2019 A, 5% 1/1/30	105,000	119,691
Series 2019 A1:
4% 8/1/37	90,000	83,842
4% 8/1/44	10,000	8,621
Series 2021 A, 4% 11/15/46	100,000	91,769
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/25	30,000	30,224
Colorado Springs Utils. Rev. Series 2018 A2, 5% 11/15/48	25,000	26,709
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/26 (b)	55,000	58,148
5% 11/15/28 (b)	30,000	31,850
5% 11/15/29 (b)	20,000	21,190
Series 2018 B, 3.5% 12/1/35	10,000	9,618
Series 2019 C, 5% 11/15/31	20,000	22,711
Series 2022 A, 5% 11/15/41 (b)	85,000	88,477
Denver City & County Board Wtr. Rev. Series 2022 A, 5% 12/15/45	330,000	366,314
Denver Convention Ctr. Hotel Auth. Series 2016, 5% 12/1/23	5,000	5,029
Denver Dedicated Tax Rev. Series 2021 A, 4% 8/1/42	100,000	99,156
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	22,186
0% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	35,410
East Grand County Co. School District # 2 Series 2022, 4% 12/1/46	100,000	96,970
El Paso County Co. Scd # 2 Series 2019, 5% 12/1/37	155,000	168,417
Pueblo County Ctfs. of Prtn. (Jail Proj.) Series 2022 A, 5% 7/1/49	135,000	139,569
Univ. of Colorado Enterprise Sys. Rev. Series 2016 B1, 2.75% 6/1/30	15,000	14,624
TOTAL COLORADO		1,545,065
Connecticut - 1.9%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/24	60,000	61,891
Series 2015 B:
3.375% 6/15/29	25,000	25,177
4% 6/15/33	110,000	111,954
Series 2016 A, 5% 3/15/26	15,000	16,073
Series 2019 A, 5% 4/15/27	15,000	16,374
Series 2020 C:
4% 6/1/30	120,000	128,515
4% 6/1/31	25,000	26,653
Series A:
4% 1/15/25	60,000	61,367
5% 3/15/28	15,000	15,739
Series C, 4% 6/15/24	25,000	25,436
Series D:
4% 8/15/31	45,000	46,528
5% 4/15/26	25,000	26,832
Series E:
3.375% 10/15/36	20,000	19,052
5% 9/15/25	25,000	26,525
5% 10/15/25	20,000	21,259
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2019 A:
4% 7/1/34	45,000	43,789
5% 7/1/24	230,000	234,012
5% 7/1/25	100,000	103,220
Series R, 3.375% 7/1/37	10,000	8,749
Connecticut Hsg. Fin. Auth.:
Series 2015 A, 3.75% 11/15/40	75,000	69,311
Series 2017 D1, 3.2% 11/15/32	10,000	9,668
Series 2020 A1, 3.5% 11/15/45	190,000	187,361
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2014 B, 5% 9/1/23	55,000	55,758
Series 2015 A:
5% 8/1/28	60,000	63,464
5% 8/1/33	95,000	99,918
Series 2015 B, 5% 8/1/27	55,000	58,182
Series 2016 A, 5% 9/1/31	25,000	26,876
Series 2018 A, 5% 1/1/27	20,000	21,764
Series A, 4% 9/1/35	55,000	55,744
Series B, 5% 10/1/33	15,000	16,640
Univ. of Connecticut Gen. Oblig. Series 2018 A, 5% 4/15/29	25,000	27,593
TOTAL CONNECTICUT		1,711,424
Delaware - 0.6%
Delaware Gen. Oblig.:
Series 2017, 3.25% 3/1/37	6,000	5,684
Series 2020 A, 5% 1/1/30	115,000	133,067
Delaware Health Facilities Auth. Rev. Series 2020 A:
4% 10/1/49	60,000	55,236
5% 10/1/32	65,000	71,927
Delaware River & Bay Auth. Rev. Series 2021, 4% 1/1/46	65,000	62,064
Delaware Trans. Auth. Trans. Sys. Rev. Series 2020, 5% 7/1/31	210,000	242,884
TOTAL DELAWARE		570,862
District Of Columbia - 1.6%
District of Columbia Gen. Oblig.:
Series 2014 D, 5% 6/1/31	40,000	41,240
Series 2016 A, 5% 6/1/32	40,000	42,824
Series 2017 A, 5% 6/1/29	10,000	10,985
Series 2019 A, 5% 10/15/28	90,000	101,803
Series 2021 D, 5% 2/1/31	95,000	110,661
District of Columbia Income Tax Rev.:
Series 2020 A, 4% 3/1/45	50,000	48,289
Series 2020 B, 5% 10/1/31	90,000	105,644
District of Columbia Univ. Rev. Series 2017:
5% 4/1/31	25,000	26,618
5% 4/1/32	120,000	127,575
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev.:
Series 2014 C:
5% 10/1/27	30,000	31,163
5% 10/1/28	25,000	25,947
Series 2016 A, 5% 10/1/31	50,000	53,285
Series 2019 A, 5% 10/1/44	30,000	32,035
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Proj.) Series 2019 B:
3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	10,000	7,144
4% 10/1/53	95,000	80,496
Series 2009 B:
0% 10/1/25 (Assured Guaranty Corp. Insured)	50,000	45,575
0% 10/1/30 (Assured Guaranty Corp. Insured)	65,000	48,465
0% 10/1/31 (Assured Guaranty Corp. Insured)	15,000	10,666
0% 10/1/34 (Assured Guaranty Corp. Insured)	35,000	21,291
0% 10/1/36 (Assured Guaranty Corp. Insured)	5,000	2,722
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A:
5% 10/1/28 (b)	20,000	20,462
5% 10/1/29 (b)	50,000	51,108
5% 10/1/44 (b)	75,000	75,320
Series 2018 A, 5% 10/1/27 (b)	40,000	42,579
Series 2019 A, 5% 10/1/39 (b)	60,000	62,268
Washington D.C. Metropolitan Transit Auth. Rev.:
Series 2017 A1, 5% 7/1/29	40,000	43,549
Series 2017 B:
5% 7/1/26	50,000	53,802
5% 7/1/42	50,000	52,328
Series 2018, 5% 7/1/30	35,000	37,926
TOTAL DISTRICT OF COLUMBIA		1,413,770
Florida - 4.1%
Alachua County Health Facilities Auth. Health Facilities Rev. Series 2019 A, 3% 12/1/46	15,000	10,862
Brevard County Health Facilities Auth. Health Care Facilities Rev. (Health First, Inc. Proj.) Series 2014, 4% 4/1/36	205,000	197,687
Broward County Arpt. Sys. Rev.:
Series 2015 A, 5% 10/1/33 (b)	35,000	36,048
Series 2017, 5% 10/1/47 (b)	70,000	70,896
Broward County Port Facilities Rev. Series 2019 B, 4% 9/1/44 (b)	75,000	67,377
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2016 B, 4% 7/1/40	5,000	4,853
Series 2017:
3.25% 7/1/39	70,000	62,586
5% 7/1/42	165,000	172,267
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2017 B, 5% 6/1/30	50,000	54,909
Series 2018 A, 4% 6/1/37	55,000	55,689
Series 2019 D, 4% 6/1/30	65,000	69,403
Series A, 5% 6/1/27	100,000	105,535
Series C:
4% 6/1/28	20,000	20,125
5% 6/1/25	15,000	15,837
Series D, 4% 6/1/32	50,000	51,747
Florida Dept. of Envir. Protection Rev. Series 2016 A, 2% 7/1/28	50,000	47,607
Florida Dept. of Trans. Tpk. Rev.:
Series 2019 B:
3% 7/1/43	30,000	23,452
3% 7/1/44	200,000	151,517
Series 2020 B, 2% 7/1/37	55,000	41,016
Florida Higher Edl. Facilities Fing. Auth.:
(Nova Southeastern Univ. Proj.) Series 2016, 5% 4/1/35	60,000	61,409
(Ringling College Proj.) Series 2017, 4% 3/1/47	70,000	57,644
Florida Hsg. Fin. Corp. Rev. Series 2017 1, 3.6% 7/1/37	25,000	24,430
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2017 A, 5% 10/1/30 (Pre-Refunded to 10/1/27 @ 100) (b)	30,000	32,562
Series 2019 A, 5% 10/1/27 (b)	10,000	10,645
Halifax Hosp. Med. Ctr. Rev.:
Series 2015, 4% 6/1/38 (Pre-Refunded to 6/1/25 @ 100)	25,000	25,763
Series 2016, 3.75% 6/1/41	5,000	4,416
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2012 A, 3.5% 10/1/28 (Pre-Refunded to 10/1/23 @ 100)	45,000	45,131
Jacksonville Spl. Rev.:
Series 2013 A, 5% 10/1/40	20,000	20,178
Series 2019 A:
5% 10/1/27	20,000	21,958
5% 10/1/32	10,000	11,214
JEA Wtr. & Swr. Sys. Rev. Series 2014 A, 4% 10/1/40	100,000	97,610
Lakeland Hosp. Sys. Rev. Series 2016, 3% 11/15/32	30,000	27,879
Miami Beach Series 2019, 3.25% 5/1/49	25,000	19,803
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	15,000	15,088
Miami Beach Wtr. & Swr. Rev. Series 2017, 5% 9/1/47	125,000	129,913
Miami-Dade County Aviation Rev.:
Series 2014 A, 5% 10/1/33 (b)	85,000	86,201
Series 2020 A, 4% 10/1/39	70,000	67,217
Miami-Dade County Cap. Asset Acquisition:
Series 2009, 0% 10/1/41	20,000	8,011
Series 2016:
0% 10/1/31	35,000	25,340
0% 10/1/32	25,000	17,296
Miami-Dade County Edl. Facilities Rev.:
Series 2015 A, 4% 4/1/45	10,000	9,342
Series 2018 A, 4% 4/1/53	25,000	22,334
Miami-Dade County Gen. Oblig.:
(Bldg. Better Cmntys. Prog.):
Series 2013 A, 5% 7/1/26	5,000	5,270
Series 2015 B, 5% 7/1/27	40,000	41,131
Series 2016 A, 5% 7/1/29	70,000	74,124
(Pub. Health Trust Prog.) Series 2019 A, 5% 7/1/43	10,000	10,710
Series 2015 D, 3% 7/1/39	5,000	4,286
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.) Series 2017, 5% 8/1/47	85,000	86,161
Miami-Dade County Pub. Facilities Rev. Series 2015 A, 5% 6/1/28	120,000	125,067
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 D, 5% 2/1/30	85,000	89,265
Series 2016 C, 5% 2/1/32	90,000	94,597
Miami-Dade County Sports Facilities Series C, 0% 10/1/48 (Assured Guaranty Corp. Insured)	60,000	17,117
Miami-Dade County Transit Sales Surtax Rev. Series 2019, 5% 7/1/31	25,000	28,198
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 A, 4% 10/1/39	35,000	33,972
Series 2017 B, 3.125% 10/1/39	20,000	17,253
Series 2019 B, 3% 10/1/49	40,000	29,769
North Broward Hosp. District Rev. Series 2017 B, 5% 1/1/32	50,000	52,383
Orange County Health Facilities Auth.:
Series 2016 A, 5% 10/1/44	35,000	35,682
Series 2016, 5% 8/1/47	70,000	72,674
Orange County School Board Ctfs. of Prtn. Series 2015 D, 5% 8/1/28 (Pre-Refunded to 8/1/25 @ 100)	50,000	52,815
Orange County Tourist Dev. Tax Rev.:
Series 2016 A, 4% 10/1/34	20,000	20,348
Series 2017, 5% 10/1/27	25,000	27,296
Orlando & Orange County Expressway Auth. Rev. Series 2013 A, 5% 7/1/35 (Pre-Refunded to 7/1/23 @ 100)	75,000	75,725
Palm Beach County Health Facilities Series 2016, 5% 11/15/32	25,000	25,164
Palm Beach County Pub. Impt. Rev. (Professional Sports Franchise Facility Proj.) Series 2015 D, 5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	10,000	10,669
Port Saint Lucie Util. Rev. Series 2007, 5.25% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	49,095
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2018 A, 5% 3/15/42	60,000	64,122
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2018, 4% 7/1/48	100,000	89,358
South Broward Hosp. District Rev.:
Series 2016 A, 3.5% 5/1/39	15,000	13,768
Series 2021 A, 2.375% 5/1/45	130,000	86,637
Tampa Health Sys. Rev. Series 2016 A, 4% 11/15/46	125,000	114,106
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A, 0% 9/1/53	195,000	41,092
TOTAL FLORIDA		3,588,651
Georgia - 1.8%
Atlanta Arpt. Rev. Series 2019 B, 4% 7/1/49 (b)	50,000	43,519
Atlanta Wtr. & Wastewtr. Rev. Series 2015:
5% 11/1/28	40,000	41,998
5% 11/1/32	30,000	31,391
5% 11/1/40	20,000	20,647
5% 11/1/43 (Pre-Refunded to 5/1/25 @ 100)	50,000	52,586
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/26	10,000	10,771
Dalton Whitfield County Joint Dev. Auth. Rev. Series 2017, 4% 8/15/48	120,000	114,398
Fulton County Dev. Auth. Rev.:
Series 2019 A, 3% 7/1/44	135,000	102,415
Series 2019, 5% 6/15/44	30,000	32,366
Fulton County Wtr. & Swr. Rev. Series 2020 A, 3% 1/1/45	5,000	3,856
Gainesville & Hall County Hosp. Auth. Rev.:
(Northeast Georgia Health Sys., Inc. Proj.):
Series 2017 A, 4% 2/15/42	20,000	18,404
Series 2020 A, 5% 2/15/31	40,000	43,265
Series 2020 A, 3% 2/15/47	65,000	46,664
Georgia Gen. Oblig.:
Series 2015 A, 3% 2/1/30	55,000	54,430
Series 2017 A:
5% 2/1/25	75,000	78,616
5% 2/1/27	10,000	10,944
Series 2017 C:
5% 7/1/27	5,000	5,517
5% 7/1/30	25,000	27,588
Series 2018 A:
3% 7/1/33	25,000	24,266
5% 7/1/27	20,000	22,068
5% 7/1/29	50,000	56,213
Series 2020 A, 5% 8/1/31	50,000	58,230
Series 2021 A, 5% 7/1/33	100,000	117,566
Georgia Hsg. & Fin. Auth.:
Series 2017 C, 3.65% 12/1/42	15,000	13,225
Series 2020 A, 3.15% 12/1/44	15,000	12,184
Georgia Hsg. & Fin. Auth. Rev.:
Series 2016 A, 3.35% 12/1/41	20,000	17,841
Series 2017 A, 3.65% 12/1/32	15,000	15,069
Series 2017 B, 3.2% 12/1/32	20,000	19,250
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2018 HH, 4.125% 1/1/49 (Assured Guaranty Muni. Corp. Insured)	110,000	102,809
Series 2021 A, 5% 1/1/56	80,000	79,306
Georgia Port Auth. Rev. Series 2021, 2.625% 7/1/51	70,000	45,721
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2015, 5% 8/1/34	60,000	60,940
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3.75% 4/1/47	30,000	25,358
Gwinnett County School District Gen. Oblig. Series 2022 B, 5% 8/1/26	55,000	59,588
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A, 3.125% 7/1/44	45,000	34,445
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Series 2017 C, 3.5% 7/1/38	30,000	27,770
Series 2019 A, 3.125% 7/1/46	5,000	3,953
Series 2021 E2, 5% 7/1/24	25,000	25,796
Paulding County Wtr. & Sew Rev. Series 2016, 3% 12/1/48	15,000	11,171
Private Colleges & Univs. Auth. Rev. Series 2020 B, 5% 9/1/30	5,000	5,822
TOTAL GEORGIA		1,577,966
Hawaii - 0.3%
Hawaii Arpts. Sys. Rev. Series 2020 D, 4% 7/1/39	10,000	9,768
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Series 2015 A, 4% 7/1/40	20,000	19,159
Hawaii Gen. Oblig.:
Series 2016 FG, 5% 10/1/30	30,000	32,434
Series 2018 FT, 5% 1/1/28	100,000	110,858
Series FH, 5% 10/1/29	25,000	27,084
Series FW, 3.5% 1/1/38	5,000	4,814
Honolulu City and County Wastewtr. Sys.:
Series 2016 B, 4% 7/1/33	15,000	15,450
Series 2018 A, 3.375% 7/1/42	5,000	4,286
TOTAL HAWAII		223,853
Idaho - 0.1%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2018 A:
5% 3/1/27	25,000	26,581
5% 3/1/28	10,000	10,744
Series 2015 ID, 5.5% 12/1/29	25,000	26,517
TOTAL IDAHO		63,842
Illinois - 5.7%
Chicago Gen. Oblig.:
Series 1999, 0% 1/1/33	20,000	12,976
Series 2000, 0% 1/1/29	55,000	43,189
Series 2002 B, 5% 1/1/26	30,000	30,486
Series 2007 E, 5.5% 1/1/35	20,000	20,343
Series 2014 A:
5.25% 1/1/30	95,000	95,550
5.25% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	75,000	76,137
Series 2015 A:
5% 1/1/26	15,000	15,243
5.5% 1/1/33	15,000	15,300
Series 2017 A, 5.75% 1/1/33	50,000	52,316
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/26 (b)	60,000	60,782
Series 2014 B, 5% 1/1/27	45,000	45,716
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 B, 5% 1/1/26 (Pre-Refunded to 1/1/23 @ 100)	65,000	65,000
Series 2013 D:
5% 1/1/44 (Pre-Refunded to 1/1/23 @ 100)	60,000	60,000
5.25% 1/1/29 (Pre-Refunded to 1/1/23 @ 100)	50,000	50,000
Series 2015 A, 5% 1/1/28 (b)	90,000	92,239
Series 2015 B:
5% 1/1/29	95,000	98,617
5% 1/1/31	190,000	197,146
Series 2015 D, 4% 1/1/35	85,000	85,148
Series 2017 A, 5% 1/1/27	20,000	21,607
Series 2017 B, 5% 1/1/33	10,000	10,667
Series 2017 C, 5% 1/1/41	100,000	102,610
Series 2017 D, 5% 1/1/42 (b)	15,000	15,167
Series 2018 B:
5% 1/1/37	15,000	15,947
5% 1/1/38	100,000	105,668
Chicago Transit Auth. Series 2014, 5.25% 12/1/49	125,000	126,288
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	20,000	20,732
Chicago Wtr. Rev. Series 2000, 5% 11/1/30	35,000	36,394
Cook County Cmnty. College District Series 2013, 5.25% 12/1/30	40,000	40,143
Illinois Fin. Auth. Series 2020 A, 4% 4/1/50	5,000	4,658
Illinois Fin. Auth. Rev.:
Series 2015 C, 4.125% 8/15/37	65,000	61,597
Series 2016 C, 5% 2/15/34	60,000	63,688
Series 2016:
3.25% 11/15/45	20,000	15,608
4% 1/1/25	10,000	10,213
4% 12/1/31	25,000	25,066
4% 12/1/35	50,000	49,161
Series 2018 A:
5% 10/1/41	10,000	10,667
5% 10/1/48	30,000	31,717
Series 2019:
5% 7/1/27	15,000	16,497
5% 1/1/31	115,000	129,781
Illinois Gen. Oblig.:
Series 2012 A, 4.5% 1/1/37	65,000	62,072
Series 2013 A, 4% 4/1/31 (Assured Guaranty Muni. Corp. Insured)	75,000	75,018
Series 2013:
5% 7/1/23	105,000	105,686
5.25% 7/1/31	20,000	20,063
Series 2014, 5% 4/1/27	5,000	5,050
Series 2016, 5% 1/1/27	185,000	189,485
Series 2017 A, 4.5% 12/1/41	15,000	13,569
Series 2017 C, 5% 11/1/29	65,000	66,590
Series 2017 D:
3.25% 11/1/26	10,000	9,695
5% 11/1/28	60,000	61,704
Series 2018 A:
5% 10/1/24	30,000	30,554
5% 10/1/25	50,000	51,231
Series 2018 B:
5% 10/1/24	30,000	30,554
5% 10/1/30	100,000	102,422
Series 2019 A, 5% 11/1/25	50,000	51,253
Series 2019 B, 5% 9/1/25	15,000	15,363
Series 2020 D, 5% 10/1/25	5,000	5,123
Series 2022, 5.25% 3/1/38	85,000	86,478
Series November 2016, 4.125% 11/1/31	10,000	9,637
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 4% 2/1/33	70,000	70,841
Illinois Sales Tax Rev.:
Series 2013, 5% 6/15/23	30,000	30,202
Series 2016 A:
3% 6/15/33	25,000	22,097
3% 6/15/34	75,000	65,198
Series 2016 D:
3% 6/15/31	15,000	13,673
3% 6/15/32	20,000	17,959
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 B, 5% 1/1/37	40,000	40,626
Series 2014 C, 5% 1/1/27	130,000	135,641
Series 2015 A, 5% 1/1/40	25,000	25,608
Series 2015 B, 5% 1/1/40	55,000	56,325
Series 2016 A, 5% 12/1/31	60,000	63,417
Series 2017 A, 5% 1/1/42	50,000	51,851
Series B:
5% 1/1/27	35,000	37,977
5% 1/1/30	5,000	5,689
Series C, 5% 1/1/30	30,000	34,362
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A:
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	70,000	50,784
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	15,931
Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	70,000	25,973
0% 6/15/45 (Assured Guaranty Muni. Corp. Insured)	345,000	114,629
Series 2002 A:
0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	20,115
0% 12/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	31,055
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	5,833
Series 2002:
0% 12/15/23	20,000	19,315
0% 12/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	13,816
Series 2017 B, 0% 12/15/56 (Assured Guaranty Muni. Corp. Insured)	50,000	9,034
Northern Illinois Muni. Pwr. Agcy. Rev. (Prarie State Proj.) Series 2016 A, 5% 12/1/28	25,000	27,084
Rosemont Gen. Oblig. Series 2016 A, 5% 12/1/46 (Assured Guaranty Muni. Corp. Insured)	335,000	351,130
Sales Tax Securitization Corp. Series 2017 A, 5% 1/1/28	50,000	53,662
Schaumburg Village Gen. Oblig. Series 2013 A, 4% 12/1/32	500,000	502,212
Springfield Elec. Rev. Series 2015, 4% 3/1/40 (Assured Guaranty Muni. Corp. Insured)	30,000	29,039
TOTAL ILLINOIS		4,962,689
Indiana - 1.0%
Carmel Local Pub. Impt. Bond Bank Series 2016, 5% 7/15/30	10,000	10,737
Indiana Bond Bank Series 2008 B, 0% 6/1/32 (Assured Guaranty Muni. Corp. Insured)	70,000	49,466
Indiana Fin. Auth. Rev.:
Series 2019 E, 5% 2/1/36	25,000	27,605
Series 2022 B, 5% 2/1/32	400,000	473,179
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.) Series 2014 A, 5% 10/1/31	50,000	51,515
Series 2021 I, 5% 10/1/27	55,000	60,616
Indiana Univ. Lease Purchase Oblig. Series 2020 A, 4% 6/1/45	5,000	4,920
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A:
5% 2/1/33	15,000	16,741
5% 2/1/54	25,000	25,988
(Pilot Infrastructure Prog.) Series 2017 C, 5% 1/1/33	15,000	16,420
Indianapolis Local Pub. Impt. Bond Bank Series E, 0% 2/1/28 (AMBAC Insured)	50,000	42,342
Purdue Univ. Rev. Series 2020 EE, 5% 7/1/36	80,000	90,518
TOTAL INDIANA		870,047
Iowa - 0.2%
Iowa Fin. Auth. Health Care Facilities Rev. Series 2013, 5% 7/1/33 (Pre-Refunded to 7/1/23 @ 100)	10,000	10,097
Iowa Fin. Auth. Rev.:
Series 2016, 5% 8/1/26	30,000	32,406
Series 2017, 5% 8/1/37	50,000	53,534
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2021 A2, 4% 6/1/40	100,000	90,081
TOTAL IOWA		186,118
Kansas - 0.2%
Johnson & Miami County Unified School District Series 2016 B, 3% 9/1/37	20,000	17,573
Kansas Dept. of Trans. Hwy. Rev. Series 2015 A, 3% 9/1/24	50,000	49,993
Univ. of Kansas Hosp. Auth. Health Facilities Rev.:
Series 2017 A, 5% 3/1/47	85,000	86,480
Series 2019 A, 4% 9/1/48	25,000	23,646
TOTAL KANSAS		177,692
Kentucky - 1.2%
Carroll County Envir. Facilities Rev. Series 2008 A, 2% 2/1/32 (b)	280,000	225,764
Kentucky Asset/Liability Commission Agcy. Fund Rev.:
Series 2013 A, 5.25% 9/1/25	75,000	75,973
Series 2014 A, 5% 9/1/26	220,000	226,848
Series 2014 D, 5% 9/1/24	155,000	160,410
Kentucky Eco Dev. Fin. Auth. Health Rev. Series 2000 B, 0% 10/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	37,818
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2017 A, 5.25% 6/1/41	100,000	101,797
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. (Prarie State Proj.) Series 2015 A:
4% 9/1/39	75,000	71,817
5% 9/1/23	20,000	20,232
5% 9/1/42	25,000	25,287
Kentucky State Property & Buildings Commission Rev. Series B, 5% 11/1/28	30,000	32,146
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series 2016 A, 3% 5/15/46	60,000	47,439
Univ. of Kentucky Gen. Rcpts Series A, 3.5% 10/1/47	25,000	20,689
TOTAL KENTUCKY		1,046,220
Louisiana - 0.8%
Louisiana Gas & Fuel Tax Rev. Series 2017 C, 5% 5/1/45	250,000	257,875
Louisiana Gen. Oblig.:
Series 2014 D1, 3% 12/1/29	60,000	59,466
Series 2017 A, 5% 4/1/25	25,000	26,278
Series 2021 A, 5% 3/1/41	115,000	126,190
Louisiana Pub. Facilities Auth. Hosp. Rev.:
(Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 3.75% 7/1/47	25,000	21,048
Bonds (Louisiana Children's Med. Ctr. Proj.) Series 2015 A3, 5%, tender 6/1/23 (c)	50,000	50,255
Louisiana Pub. Facilities Auth. Lease Rev. (Phase II Proj.) Series 2017, 5% 7/1/57	50,000	50,471
Louisiana Pub. Facilities Auth. Rev. Series 2016, 4% 5/15/41	20,000	19,092
New Orleans Wtr. Series 2015, 5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	20,000	21,251
Shreveport Wtr. & Swr. Rev. Series 2014 B, 4% 12/1/38	25,000	24,573
State of Louisiana Grant Anticipation Rev. Series 2019 A, 5% 9/1/29	20,000	22,419
TOTAL LOUISIANA		678,918
Maine - 0.1%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2021 A, 4% 7/1/50 (Assured Guaranty Muni. Corp. Insured)	75,000	70,118
Maryland - 2.1%
Anne Arundel County Gen. Oblig. Series 2021, 5% 4/1/29	150,000	170,910
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series C, 3% 3/1/42	20,000	16,720
Maryland Dept. of Trans. Series 2016, 4% 11/1/29	85,000	86,918
Maryland Gen. Oblig.:
Series 2015, 3% 8/1/28	30,000	30,006
Series 2019 1, 5% 3/15/31	55,000	62,550
Series 2019 A1, 5% 8/1/31	100,000	112,366
Series 2019, 5% 3/15/30	30,000	34,141
Series 2020 A, 5% 8/1/29	150,000	171,913
Series A, 5% 3/15/30	30,000	33,517
Maryland Health & Higher Edl. Series 2021 A, 2.5% 7/1/51	65,000	39,975
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2017 A, 4% 5/15/47	50,000	45,417
Maryland Stadium Auth. Built to Learn Rev. Series 2021, 2.75% 6/1/51	205,000	136,887
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A, 2.25% 7/1/39	185,000	134,715
Montgomery County Gen. Oblig. Series 2014 A, 5% 11/1/29 (Pre-Refunded to 11/1/24 @ 100)	85,000	88,470
Prince Georges County Gen. Oblig. Series 2018 A, 3.25% 7/15/36	155,000	147,969
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series A, 3.25% 4/1/36	50,000	46,805
Washington Metropolitan Area Transit Auth. Series 2021 A, 3% 7/15/36	150,000	137,144
Washington Suburban San. District:
Series 2016 2, 5% 6/1/34	65,000	69,661
Series 2016, 3% 6/1/46	150,000	119,718
Series 2017, 4% 6/15/47	125,000	121,309
TOTAL MARYLAND		1,807,111
Massachusetts - 2.5%
Cambridge Gen. Oblig. Series 2021, 5% 2/15/29	115,000	130,875
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2007, 5.25% 7/1/28	10,000	11,362
Series 2015 A, 5% 7/1/45	250,000	257,852
Series A, 5.25% 7/1/28	30,000	34,086
Series B, 5% 7/1/33	85,000	89,672
Series C, 5.5% 7/1/23	5,000	5,063
Massachusetts Clean Wtr. Trust Series 2020, 5% 8/1/28	90,000	101,367
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement & Accelerated Bridge Prog.) Series 2017 A, 5% 6/1/47	145,000	151,732
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016 I, 3% 7/1/32	25,000	23,697
Series BB1, 4% 10/1/46	30,000	28,382
Series F, 5% 8/15/24	5,000	5,134
Massachusetts Fed. Hwy. (Accelerated Bridge Prog.):
Series 2016 A, 5% 6/15/27	55,000	59,308
Series A, 5% 6/15/25	25,000	25,832
Massachusetts Gen. Oblig.:
Series 2004 C, 5.5% 12/1/24	5,000	5,265
Series 2016 B, 4% 7/1/33	25,000	25,836
Series 2016 G, 3% 9/1/46	40,000	30,479
Series 2017 E, 5% 11/1/24	30,000	31,247
Series 2017 F, 5% 11/1/44	5,000	5,251
Series 2019 A:
5% 1/1/38	60,000	65,168
5% 1/1/49	70,000	73,824
Series 2019 C:
5% 5/1/31	85,000	99,884
5% 5/1/41	35,000	37,520
Series 2020 D, 5% 7/1/41	55,000	59,747
Series 2020 E, 5% 11/1/25	75,000	79,949
Series 2021 B, 3% 4/1/47	150,000	113,078
Series 2022 C, 5% 10/1/47	100,000	108,719
Series A, 5% 7/1/31	30,000	32,285
Series B, 5% 7/1/26	25,000	27,031
Series C, 5% 5/1/30	40,000	46,290
Series D, 5% 7/1/26	30,000	32,437
Series E, 5% 11/1/45	55,000	59,200
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Series 2019 B1, 2.75% 12/1/34	90,000	79,281
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series A, 4.5% 12/1/48 (b)	15,000	13,932
Massachusetts Port Auth. Rev. Series 2021 E, 5% 7/1/34 (b)	70,000	75,946
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2016 B, 5% 11/15/46	20,000	20,745
Series 2018 B, 4% 2/15/40	85,000	83,491
Series A, 5% 8/15/50	10,000	10,636
Series C, 5% 11/15/34	20,000	21,401
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005, 5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	74,854
TOTAL MASSACHUSETTS		2,237,858
Michigan - 0.9%
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2016 C, 5% 7/1/36	35,000	36,611
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2018 A, 5% 7/1/27	35,000	38,029
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 1A:
5% 10/15/33	50,000	50,791
5.25% 10/15/47	10,000	10,123
Series I:
5% 4/15/26	10,000	10,586
5% 10/15/28	20,000	21,563
5% 10/15/30	35,000	37,693
Series I, 5% 4/15/38	50,000	51,862
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/29	55,000	61,327
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	5,000	5,160
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 D, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	35,000	36,011
Series 2016, 3.25% 11/15/42	25,000	19,946
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C:
5% 12/1/26	70,000	75,593
5% 12/1/27	25,000	27,431
Series 2010 F, 4% 11/15/47	20,000	18,245
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2020 A1, 2.7% 10/1/45	40,000	29,399
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2016 A, 3.35% 12/1/31	10,000	9,927
Michigan State Univ. Revs. Series 2019 B, 4% 2/15/37	60,000	60,504
Michigan Strategic Fund Ltd. Oblig. Rev. (I-75 Impt. Proj.) Series 2018:
5% 12/31/26 (b)	50,000	51,519
5% 6/30/28 (b)	45,000	46,605
5% 12/31/31 (b)	15,000	15,510
Michigan Trunk Line Fund Rev. Series 2020 B, 4% 11/15/37	10,000	10,016
Wayne County Arpt. Auth. Rev. Series 2021 B, 5% 12/1/35 (b)	100,000	106,894
TOTAL MICHIGAN		831,345
Minnesota - 1.1%
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2017 A, 5% 12/15/28	20,000	20,408
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2019 A, 5% 1/1/49	35,000	35,765
Minnesota Gen. Oblig.:
Series 2016 A, 5% 8/1/25	60,000	63,655
Series 2017 A, 5% 10/1/28	30,000	33,269
Series 2018 B, 3.25% 8/1/36	55,000	52,594
Series 2019 A, 5% 8/1/28	70,000	78,803
Minnesota Hsg. Fin. Agcy.:
Series 2019 F, 3.75% 1/1/50	35,000	34,847
Series 2021 B, 4% 8/1/43	75,000	72,065
Series 2021 D, 2.45% 1/1/52	100,000	71,189
Minnesota Muni. Gas Agcy. Rev. Bonds Series 2022 A, 4%, tender 12/1/27 (Liquidity Facility Royal Bank of Canada) (c)	280,000	280,806
Owatonna Independent School District 761 (Minnesota School District Cr. Enhancement Prog.) Series 2020 A, 2.125% 2/1/40	90,000	63,170
Rochester Health Care Facilities Rev. Series 2016 B, 5% 11/15/29	25,000	28,508
Saint Cloud Health Care Rev.:
Series 2016 A, 3.25% 5/1/39	15,000	12,842
Series 2019, 5% 5/1/48	20,000	20,420
Virginia Independent School District #706 Series 2019 A, 3% 2/1/36	85,000	79,496
TOTAL MINNESOTA		947,837
Mississippi - 0.3%
Mississippi Dev. Bank Spl. Oblig. (Mississippi Dept. of Corrections Walnut Grove Correctional Facility Rfdg. Bonds Proj.) Series 2016 A, 5% 8/1/26	45,000	47,976
Mississippi Gen. Oblig. Series 2016 B:
5% 12/1/31 (Pre-Refunded to 12/1/26 @ 100)	75,000	81,660
5% 12/1/35 (Pre-Refunded to 12/1/26 @ 100)	55,000	59,884
Mississippi State Gaming Tax Rev. Series 2019 A, 5% 10/15/28	5,000	5,495
West Rankin Util. Auth. Rev. Series 2018, 5% 1/1/48 (Pre-Refunded to 1/1/28 @ 100)	100,000	111,105
TOTAL MISSISSIPPI		306,120
Missouri - 0.8%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2015 B, 5% 5/1/45 (Pre-Refunded to 5/1/25 @ 100)	80,000	83,953
Missouri Board of Pub. Buildings Spl. Oblig. Series 2014 A, 3% 10/1/29	15,000	14,980
Missouri Health & Edl. Facilities Auth. Rev. Series 2019 A, 5% 2/1/42	125,000	117,387
Missouri Health & Edl. Facilities Rev.:
Series 2012, 4% 11/15/42	85,000	79,127
Series 2014 A:
4% 6/1/32 (Pre-Refunded to 6/1/24 @ 100)	40,000	40,458
5% 6/1/29 (Pre-Refunded to 6/1/24 @ 100)	55,000	56,382
Series 2014 F, 4.25% 11/15/48	15,000	14,097
Series 2016, 5% 11/15/28	30,000	31,791
Series 2017 C:
3.625% 11/15/47	25,000	21,285
4% 11/15/49	55,000	48,541
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev.:
(IATAN 2 Proj.) Series 2014 A, 5% 1/1/28	45,000	45,714
(Prarie State Proj.) Series 2016 A, 5% 12/1/40	150,000	154,621
Springfield Pub. Util. Rev. Series 2015, 4% 8/1/31	35,000	35,815
TOTAL MISSOURI		744,151
Montana - 0.1%
Montana Facility Fin. Auth. Series 2018 B, 4.125% 7/1/38	75,000	70,028
Montana Facility Fin. Auth. Rev. Series 2016, 5% 2/15/28	20,000	21,082
TOTAL MONTANA		91,110
Nebraska - 0.6%
Douglas County Hosp. Auth. #2 Health Facilities Rev. Series 2015, 4.25% 11/1/45	35,000	32,904
Nebraska Edl. Health Cultural & Social Svcs. Fin. Auth. Rev. Series 2019 A, 4% 1/1/49	85,000	79,932
Omaha Pub. Pwr. District Elec. Rev. Series 2015 B, 4% 2/1/39	55,000	54,673
Omaha San. Swr. Sys. Rev. Series 2014, 5% 11/15/34	315,000	326,190
The Board of Regents of The Univ. of Nebraska Series 2016 A, 3% 7/1/39 (Pre-Refunded to 7/1/26 @ 100)	5,000	5,062
Univ. of Nebraska Facilities Corp. Series 2021 A, 4% 7/15/62	40,000	36,291
TOTAL NEBRASKA		535,052
Nevada - 0.4%
Clark County Fuel Tax:
Series 2017, 3% 11/1/38	15,000	13,186
Series 2018 A, 5% 6/1/43	100,000	106,075
Series 2019 A:
5% 12/1/24	5,000	5,217
5% 12/1/28	15,000	16,902
Series 2019, 5% 6/1/25	25,000	26,336
Clark County Hwy. Impt. Rev. Series 2017, 5% 7/1/30	50,000	54,592
Clark County School District Series 2019 A, 3% 6/15/39 (Assured Guaranty Muni. Corp. Insured)	30,000	24,503
Las Vegas Redev. Agcy., Tax Increment Rev. Series 2016, 5% 6/15/40	100,000	102,072
Washoe County School District Series 2017 C, 3.25% 10/1/42 (Assured Guaranty Muni. Corp. Insured)	50,000	41,860
TOTAL NEVADA		390,743
New Jersey - 4.2%
New Jersey Econ. Dev. Auth.:
Series A:
4% 11/1/37	60,000	56,900
5% 11/1/31	20,000	21,766
Series UU:
5% 6/15/40	30,000	30,159
5% 6/15/40 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,154
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B, 5% 6/15/26	20,000	21,171
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (New Jersey Natural Gas Co. Proj.) Series 2011 C, 3% 8/1/41 (b)	20,000	14,939
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Transit Corp. Projs.) Series 2017, 4% 11/1/25	20,000	20,432
Series 2005 N1, 5.5% 9/1/23	15,000	15,209
Series 2013 NN:
4% 3/1/29 (Pre-Refunded to 3/1/23 @ 100)	15,000	15,020
5% 3/1/26	40,000	40,110
5% 3/1/31 (Pre-Refunded to 3/1/23 @ 100)	10,000	10,029
Series 2013, 5% 3/1/24	50,000	50,133
Series 2014 PP:
4% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	15,000	15,262
5% 6/15/27 (Pre-Refunded to 6/15/24 @ 100)	65,000	67,051
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	10,000	10,308
Series 2015 XX, 4% 6/15/24	50,000	50,559
Series 2018 EEE, 5% 6/15/48	95,000	96,008
Series 2019 LLL, 5% 6/15/30	80,000	87,671
Series B, 5% 11/1/26	5,000	5,322
Series NN, 5% 3/1/28 (Pre-Refunded to 3/1/23 @ 100)	35,000	35,101
Series UU, 4% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	95,000	96,591
Series WW, 5.25% 6/15/28	45,000	46,966
Series XX, 4.375% 6/15/27	15,000	15,355
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Bonds (New Jersey American Wtr. Co., Inc. Proj.) Series 2019 B, 2.05%, tender 12/3/29 (c)	75,000	65,724
New Jersey Edl. Facility:
Series 2014 A:
5% 9/1/25	10,000	10,289
5% 9/1/26	100,000	102,890
Series 2014, 5% 6/15/24	70,000	71,764
Series 2015 D, 5% 7/1/25	65,000	68,843
Series A, 4% 7/1/47	40,000	34,928
New Jersey Gen. Oblig.:
Series 2013, 4% 6/1/27	10,000	10,045
Series 2014, 4% 6/1/34	15,000	15,226
Series 2016, 5% 6/1/24	25,000	25,733
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Hosp. Asset Transformation Prog.) Series 2017:
5% 10/1/26	90,000	95,227
5% 10/1/27	10,000	10,681
Series 2016, 3% 7/1/32	25,000	21,903
Series 2017 A, 4% 7/1/52	25,000	23,146
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2019 A, 5% 12/1/27	35,000	38,068
Series 2019 B, 3.25% 12/1/39 (b)	65,000	60,605
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2018 A, 3.75% 10/1/35	70,000	66,364
New Jersey Sports & Exposition Auth. Contract Rev. Series 2018 A, 5% 9/1/24	50,000	51,540
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/29	30,000	31,517
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2004 C2, 5.5% 1/1/25 (AMBAC Insured)	65,000	68,450
Series 2005 A, 5.25% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	20,000	21,456
Series 2012 B, 5% 1/1/28 (Pre-Refunded to 1/1/23 @ 100)	40,000	40,000
Series 2014 A:
5% 1/1/28	90,000	92,749
5% 1/1/29	5,000	5,161
Series 2015 E:
5% 1/1/32	130,000	135,429
5% 1/1/45	160,000	163,128
Series 2016 A, 5% 1/1/33	30,000	31,786
Series 2017 A, 5% 1/1/33	70,000	75,483
Series 2017 B, 4% 1/1/35	5,000	5,121
Series 2017 E, 5% 1/1/29	10,000	11,040
New Jersey Trans. Trust Fund Auth.:
Series 2006 C:
0% 12/15/25	20,000	18,107
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	5,000	3,893
0% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	10,000	6,786
Series 2008 A:
0% 12/15/37	5,000	2,457
0% 12/15/38	65,000	29,900
Series 2009 A, 0% 12/15/33	90,000	56,138
Series 2010 A:
0% 12/15/25	10,000	9,004
0% 12/15/27	30,000	24,936
0% 12/15/32	35,000	23,023
0% 12/15/33	60,000	37,426
Series 2013 AA, 5% 6/15/27	190,000	191,493
Series 2015 AA:
5.25% 6/15/29	45,000	46,960
5.25% 6/15/32	5,000	5,193
Series 2016 A, 5% 6/15/30	25,000	26,310
Series 2016 A2, 5% 6/15/23	50,000	50,377
Series 2018 A:
5% 12/15/24	20,000	20,705
5% 6/15/31	75,000	78,753
Series 2019 AA, 4.5% 6/15/49	5,000	4,700
Series 2019 B, 4% 6/15/37	160,000	151,859
Series 2021 A:
5% 6/15/28	85,000	91,823
5% 6/15/30	50,000	55,098
Series A:
0% 12/15/26	70,000	60,579
0% 12/15/31	70,000	48,399
4% 12/15/31	80,000	81,325
4.25% 12/15/38	20,000	19,482
Series A1, 4.1% 6/15/31	55,000	55,987
Series AA:
5% 6/15/23	5,000	5,036
5.25% 6/15/27	30,000	31,365
Series BB1, 5% 6/15/34	85,000	90,315
Series C, 5.25% 6/15/32	35,000	36,018
TOTAL NEW JERSEY		3,644,959
New Mexico - 0.5%
New Mexico Hosp. Equip. Ln. Council Rev.:
Series 2015 A, 4.125% 8/1/44 (Pre-Refunded to 8/1/25 @ 100)	210,000	216,755
Series 2019 A, 3% 8/1/48	10,000	7,426
New Mexico Mtg. Fin. Auth. Series 2021 D, 3% 7/1/52	150,000	144,628
New Mexico Severance Tax Rev. Series 2018A, 5% 7/1/24	60,000	61,954
TOTAL NEW MEXICO		430,763
New York - 15.1%
Battery Park City Auth. Rev.:
Series 2019 A, 5% 11/1/49	80,000	85,985
Series 2019 B:
5% 11/1/34	190,000	214,810
5% 11/1/39	60,000	66,008
Brooklyn Arena Local Dev. Corp. Series 2016 A, 3% 7/15/43 (Assured Guaranty Muni. Corp. Insured)	25,000	18,745
Dorm. Auth. New York Univ. Rev.:
Series 2016 A:
4% 7/1/43	55,000	49,058
5% 7/1/26	65,000	70,236
5% 7/1/37	5,000	5,114
Series 2017 1, 5% 7/1/25	70,000	73,860
Series 2017 A, 5% 10/1/29	35,000	38,311
Series 2018 B, 5% 10/1/38	45,000	48,926
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 5% 2/15/39	70,000	74,357
Liberty Dev. Corp. Rev. Series 2005, 5.25% 10/1/35	75,000	82,387
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 1998 A, 0% 12/1/26 (Assured Guaranty Muni. Corp. Insured)	125,000	111,630
Series 2016 B, 5% 9/1/46	10,000	10,318
Series 2017:
5% 9/1/23	55,000	55,701
5% 9/1/47	20,000	20,666
Series 2018, 5% 9/1/35	30,000	32,593
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2020 A, 5% 7/1/25	70,000	73,739
Nassau County Gen. Oblig. Series 2016 A, 3.5% 1/1/37	130,000	125,818
New York City Gen. Oblig.:
Series 2008 J, 3% 8/1/26	45,000	45,540
Series 2013 F1, 3.5% 3/1/38	120,000	114,838
Series 2018 1, 5% 8/1/28	30,000	32,876
Series 2018 F1, 3.5% 4/1/46	135,000	117,714
Series 2019 B1, 5% 10/1/34	95,000	105,726
Series 2019 D, 5% 12/1/34	25,000	27,351
Series 2019 E, 5% 8/1/34	70,000	77,275
Series 2020 A1, 5% 8/1/35	150,000	164,751
Series 2020 D, 3% 3/1/45	50,000	39,409
Series 2021 A1, 4% 8/1/50	140,000	129,636
Series A, 5% 8/1/37	140,000	147,460
Series B1, 5% 10/1/32	55,000	62,213
Series C, 3% 8/1/29	50,000	50,117
Series E:
5% 8/1/25	15,000	15,021
5% 8/1/26	25,000	27,032
Series F, 5% 8/1/24	35,000	35,453
Series J, 5% 8/1/24	35,000	36,226
New York City Hsg. Dev. Corp.:
Bonds Series H, 2.95%, tender 2/1/26 (c)	60,000	59,302
Series 2016 I1A, 3.95% 11/1/36	10,000	9,637
Series 2017 C1, 3.65% 11/1/47	100,000	81,236
Series 2020 A, 2.55% 8/1/40	110,000	82,625
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. Series 2014, 3% 2/15/48	100,000	97,021
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds Series D2, 0.7%, tender 11/1/24 (c)	25,000	23,436
Series 2019 E1, 3.25% 11/1/49	35,000	26,616
Series 2021 G, 2.15% 11/1/36	95,000	70,973
Series 2021 K1, 2.45% 11/1/41	130,000	93,695
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) Series 2021 A, 3% 1/1/37 (Assured Guaranty Corp. Insured) (Assured Guaranty Muni. Corp. Insured)	145,000	122,681
Series 2009 A:
0% 3/1/39 (Assured Guaranty Corp. Insured)	20,000	9,417
0% 3/1/44	90,000	31,935
0% 3/1/45 (Assured Guaranty Corp. Insured)	15,000	5,033
0% 3/1/46 (Assured Guaranty Corp. Insured)	25,000	7,931
New York City Muni. Wtr. Fin. Auth.:
Series 2013 DD, 5% 6/15/38	65,000	65,346
Series 2015 FF, 5% 6/15/26 (Pre-Refunded to 6/15/25 @ 100)	300,000	316,722
Series 2015 HH, 5% 6/15/29	5,000	5,274
Series 2016 CC1, 4% 6/15/38	25,000	24,606
Series 2017 DD, 5.25% 6/15/47	60,000	63,124
Series 2018 AA, 5% 6/15/37	25,000	26,541
Series 2018 FF, 5% 6/15/40	210,000	222,973
Series 2020 BB, 3% 6/15/49	105,000	77,892
Series 2020 GG2, 5% 6/15/29	135,000	149,224
Series 2022 EE, 4% 6/15/45	120,000	113,206
Series BB, 5% 6/15/49	90,000	95,205
Series CC:
4% 6/15/42	15,000	14,371
5% 6/15/30	25,000	28,797
Series DD:
5% 6/15/25	60,000	61,162
5% 6/15/36	55,000	56,214
Series EE, 5% 6/15/34	45,000	47,777
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1:
5% 7/15/26	100,000	104,453
5% 7/15/43	75,000	76,609
Series 2015 S2, 5% 7/15/40	80,000	82,482
Series 2018 S3, 3.625% 7/15/47	60,000	54,005
Series 2018 S4, 5% 7/15/31	10,000	11,141
Series 2020 S1, 3% 7/15/49	50,000	38,298
Series S1, 5% 7/15/27	55,000	57,394
Series S4, 5.25% 7/15/35	35,000	38,746
New York City Transitional Fin. Auth. Rev.:
Series 2014, 5% 11/1/25	55,000	56,500
Series 2016 A, 5% 5/1/40	105,000	109,992
Series 2016 E, 5% 2/1/37	130,000	136,523
Series 2016 E1, 5% 2/1/35	120,000	126,741
Series 2016 F3, 3.25% 2/1/42	50,000	41,563
Series 2017 B, 4% 8/1/37	50,000	49,339
Series 2018 A2, 5% 8/1/39	55,000	58,063
Series 2018 B1, 3.375% 8/1/45	65,000	55,381
Series 2018 C3, 4% 5/1/44	10,000	9,400
Series 2019 A, 5% 8/1/40	75,000	79,769
Series 2019 B1, 4% 11/1/43	50,000	47,236
Series 2019 C, 4% 11/1/37	70,000	69,061
Series 2021 A:
3% 11/1/37	115,000	98,164
5% 11/1/31	80,000	92,701
Series 2022 A1, 5% 11/1/25	150,000	159,814
Series 2022 F, 5% 2/1/26	50,000	53,538
Series A, 4% 11/1/35	20,000	20,241
Series B, 4% 8/1/39	5,000	4,860
Series B1, 5% 11/1/37	100,000	104,567
Series C, 3.25% 11/1/43	30,000	25,358
Series C1, 4% 5/1/44	120,000	112,805
Series E, 5% 2/1/40	115,000	120,668
New York City Trust Cultural Resources Rev. Series 2016 1E:
4% 4/1/26	50,000	51,921
4% 4/1/28	40,000	41,688
New York Convention Ctr. Dev. Corp. Rev. Series 2016 B:
0% 11/15/32	60,000	39,580
0% 11/15/38	105,000	48,572
0% 11/15/44	25,000	8,022
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2013 A, 5% 2/15/43 (Pre-Refunded to 2/15/23 @ 100)	5,000	5,012
Series 2016 D, 5% 2/15/26	40,000	42,914
New York Dorm. Auth. Rev.:
Series 1:
3% 7/1/34	25,000	23,167
5% 7/1/30	30,000	33,823
Series 2014 A, 5.5% 1/1/39 (Pre-Refunded to 7/1/24 @ 100)	30,000	31,199
Series 2015 A:
3% 7/1/29	50,000	50,426
3.75% 7/1/46	55,000	46,156
5% 5/1/33	35,000	36,062
Series 2018 A, 5% 8/1/29	105,000	107,974
Series 2019 A, 4% 7/1/45	30,000	28,423
Series 2019 C, 4% 7/1/49	30,000	27,926
Series 2020 A, 4% 7/1/50	95,000	89,830
Series 2020 A2, 5% 7/1/31	25,000	28,896
Series 2020, 3% 2/1/50	100,000	75,884
Series 2021 A, 5% 7/1/26	100,000	106,402
New York Dorm. Auth. Sales Tax Rev.:
Series 2013 A, 5% 3/15/24 (Pre-Refunded to 3/15/23 @ 100)	10,000	10,039
Series 2016 A, 5% 3/15/29	70,000	75,846
Series 2017 A:
5% 3/15/43	75,000	78,552
5% 3/15/44	15,000	15,681
Series 2018, 5% 3/15/48	25,000	26,180
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2017 A, 3.5% 6/15/36	40,000	39,065
Series 2018 A, 5% 6/15/30	30,000	33,560
Series 2019 B, 5% 6/15/31	25,000	28,401
Series 2016 A, 4% 6/15/46	40,000	39,107
Series 2017 A, 5% 6/15/25	70,000	74,215
New York Liberty Dev. Corp. Series 2021 1WTC, 2.75% 2/15/44	55,000	39,260
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A:
0% 11/15/32	60,000	40,745
3% 11/15/28	340,000	339,989
5% 11/15/25	80,000	80,033
Series 2016 A, 5% 11/15/26	35,000	37,843
Series 2017 A, 5% 11/15/47	165,000	170,737
New York Metropolitan Trans. Auth. Rev.:
Series 2012 B, 4.25% 11/15/39	70,000	70,017
Series 2012 F, 5% 11/15/25	45,000	45,019
Series 2014 D1, 5% 11/15/33	170,000	172,369
Series 2015 B, 4% 11/15/45	50,000	42,229
Series 2015 D1, 5% 11/15/31	20,000	20,375
Series 2015 F, 3.25% 11/15/31	160,000	145,753
Series 2016 A, 5% 11/15/31	235,000	240,959
Series 2016 B, 5% 11/15/29	115,000	119,135
Series 2016 C, 4% 11/15/26	65,000	65,583
Series 2016 D, 5% 11/15/27	30,000	31,163
Series 2017 B:
5% 11/15/23	55,000	55,710
5% 11/15/26	95,000	99,273
Series 2017 C1:
5% 11/15/23	75,000	75,968
5% 11/15/25	15,000	15,534
5% 11/15/28	35,000	36,331
Series 2017 D:
4% 11/15/42	15,000	12,991
5% 11/15/27	50,000	52,500
Series 2018 B:
5% 11/15/25	15,000	15,551
5% 11/15/26	80,000	83,599
5% 11/15/28	50,000	52,190
New York Sales Tax Asset Receivables Corp. Series 2015 A, 5% 10/15/24 (Escrowed to Maturity)	265,000	275,261
New York State Dorm. Auth.:
Series 2015 B, 5% 2/15/42	35,000	35,992
Series 2017 A, 5% 2/15/25 (Escrowed to Maturity)	275,000	288,153
Series 2017 B, 5% 2/15/39	110,000	115,552
Series 2019 A:
5% 3/15/40	15,000	15,946
5% 3/15/42	100,000	105,543
Series 2022 A, 4% 3/15/39	280,000	272,937
New York State Envir. Facilities Corp. Rev. Series 2019 A, 5% 2/15/49	30,000	31,858
New York State Gen. Oblig. Series 2013 A, 3.5% 3/1/43	10,000	8,899
New York State Hsg. Fin. Agcy. Rev.:
Series 2019 N, 3.05% 11/1/52	65,000	46,215
Series 2019 R, 3.15% 11/1/54	5,000	3,594
Series 2020 E, 2.2% 11/1/40	250,000	174,494
Series L, 3.45% 11/1/42	15,000	12,666
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2019 220, 2.4% 10/1/34	75,000	62,284
Series 220, 2.85% 10/1/44	15,000	10,854
New York State Mtg. Agcy. Rev. Series 48, 3.45% 10/1/33	15,000	14,352
New York State Urban Eev Corp. Series 2021 A, 3% 3/15/41	50,000	41,787
New York Thruway Auth. Gen. Rev.:
Series 2016 A, 5% 1/1/51	35,000	35,759
Series 2019 B, 4% 1/1/45 (Assured Guaranty Muni. Corp. Insured)	125,000	116,460
Series K:
5% 1/1/28	40,000	41,683
5% 1/1/29	50,000	52,084
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/30 (b)	15,000	15,285
(LaGuardia Arpt. Term. B Redev. Proj.) Series 2016 A, 4% 1/1/51 (Assured Guaranty Muni. Corp. Insured) (b)	20,000	16,012
(Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 C, 5% 12/1/30	100,000	107,852
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022, 5% 12/1/32 (b)	80,000	85,583
(Term. one Group Assoc., L.P. Proj.) Series 2015, 5% 1/1/23 (b)	110,000	110,000
New York Urban Dev. Corp. Rev.:
Series 2013 A1, 5% 3/15/29	10,000	10,030
Series 2019 A:
5% 3/15/42	10,000	10,567
5% 3/15/44	25,000	26,316
Onondaga County Trust for Cultural Resources Rev. Series 2019:
5% 12/1/39	75,000	82,350
5% 12/1/40	65,000	71,079
Suffolk County Gen. Oblig. Series 2015 C:
5% 5/1/23	20,000	20,118
5% 5/1/27	10,000	10,240
Suffolk County Wtr. Auth. Wtrwks. Rev. Series 2018 A, 4% 6/1/41	45,000	45,585
Triborough Bridge & Tunnel Auth. Series 2021 B, 5% 5/15/56	80,000	83,768
Triborough Bridge & Tunnel Auth. Revs.:
Series 2002 F:
5% 11/1/27	65,000	72,055
5% 11/1/31	75,000	88,577
Series 2008 B3, 5% 11/15/37	60,000	62,598
Series 2012 B, 5% 11/15/29	35,000	35,049
Series 2013 A:
0% 11/15/30	85,000	63,374
0% 11/15/32	90,000	61,235
Series 2016 A:
5% 11/15/41	25,000	25,984
5% 11/15/46	50,000	51,489
Util. Debt Securitization Auth.:
Series 2015, 3% 12/15/32	15,000	15,006
Series 2017, 5% 12/15/41	50,000	53,422
Westchester County Gen. Oblig. Series 2021 A, 5% 10/15/29	65,000	75,109
Westchester County Local Dev. Co. (Westchester Obligated Group Proj.) Series 2016, 3.75% 11/1/37	30,000	24,390
TOTAL NEW YORK		13,263,109
New York And New Jersey - 1.2%
Port Auth. of New York & New Jersey:
Series 189:
5% 5/1/27	60,000	62,895
5% 5/1/30	80,000	83,622
Series 194, 5% 10/15/30	15,000	15,821
Series 198, 5% 11/15/46	50,000	52,363
Series 2015 189, 5% 5/1/31	50,000	52,206
Series 2015 194, 5% 10/15/34	55,000	57,768
Series 2017 205:
5% 11/15/26	110,000	119,577
5.25% 11/15/57	175,000	183,436
Series 2018 209, 5% 7/15/36	115,000	124,757
Series 2019 213, 5% 9/1/30	70,000	79,852
Series 2019 217, 5% 11/1/32	50,000	56,886
Series 202, 5% 10/15/30 (b)	30,000	31,861
Series 207, 5% 9/15/26 (b)	5,000	5,284
Series 209, 5% 7/15/31	30,000	33,440
Series 211, 4% 9/1/43	55,000	52,623
TOTAL NEW YORK AND NEW JERSEY		1,012,391
North Carolina - 1.0%
Charlotte Int'l. Arpt. Rev. Series 2017 A, 5% 7/1/47	55,000	56,661
Charlotte Wtr. & Swr. Sys. Rev. Series 2018, 4% 7/1/47	25,000	24,374
Mecklenburg County Gen. Oblig. Series 2018, 3.25% 3/1/34	65,000	64,038
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series 2015 B, 5% 10/1/41 (Pre-Refunded to 10/1/25 @ 100)	10,000	10,601
North Carolina Gen. Oblig.:
Series 2016 A, 5% 6/1/27	40,000	43,181
Series 2018 A, 5% 6/1/29	75,000	84,230
North Carolina Grant Anticipation Rev.:
Series 2015, 5% 3/1/27	70,000	73,265
Series 2019:
5% 3/1/31	5,000	5,625
5% 3/1/32	30,000	33,663
North Carolina Ltd. Oblig.:
Series 2019 A, 5% 5/1/25	30,000	31,579
Series 2020 B:
5% 5/1/28	50,000	55,841
5% 5/1/29	35,000	39,785
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2012 A, 4% 12/1/45	10,000	9,665
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2018:
5% 1/1/28	100,000	106,097
5% 1/1/30	55,000	58,891
Union County Enterprise Systems Rev. Series 2021, 3% 6/1/37	80,000	69,949
Wake County Series 2021, 5% 3/1/31	85,000	99,321
TOTAL NORTH CAROLINA		866,766
North Dakota - 0.2%
Grand Forks Health Care Sys. Rev. Series 2021:
4% 12/1/35	60,000	57,515
5% 12/1/27	85,000	90,300
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 2.25% 7/1/41	50,000	35,565
Series C, 3.35% 7/1/42	20,000	18,535
TOTAL NORTH DAKOTA		201,915
Ohio - 2.9%
Akron Bath Copley Hosp. District Rev. Series 2020, 4% 11/15/37	5,000	4,520
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A, 5% 8/1/27	25,000	27,100
Series 2020 A, 5% 12/1/35	60,000	65,340
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2017, 4% 12/1/42	100,000	86,111
Cleveland Pub. Pwr. Sys. Rev. Series B2, 0% 11/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	22,190
Columbus Gen. Oblig.:
Series 2016 A, 4% 8/15/27	30,000	31,046
Series 2018 A, 5% 4/1/30	30,000	33,773
Cuyahoga County Hosp. Rev. Series 2017, 5% 2/15/52	5,000	4,891
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	30,000	31,906
Franklin County Rev. Series 2017 OH, 5% 12/1/46	85,000	85,867
Gahanna-Jefferson School District Series 2021, 2% 12/1/50 (Assured Guaranty Muni. Corp. Insured)	100,000	56,800
Hamilton County Sales Tax Rev. Series 2016 A, 5% 12/1/27	55,000	60,745
Hamilton County Swr. Sys. Rev. Series 2019 A, 5% 12/1/29	150,000	171,371
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Series 2019, 3% 11/15/40	100,000	81,849
Northeastern Local School District of Clark and Champaign Series 2018, 4% 12/1/55 (Assured Guaranty Muni. Corp. Insured)	100,000	91,360
Ohio Gen. Oblig.:
Series 2015 A:
5% 9/1/23	25,000	25,350
5% 9/15/26	35,000	37,936
Series 2015 C, 5% 11/1/28	25,000	26,310
Series 2017 C, 5% 8/1/26	20,000	21,626
Series 2017 C1, 5% 9/1/28	60,000	67,480
Series 2018 A, 5% 2/1/29	15,000	15,997
Series 2021 A, 4% 3/1/38	55,000	56,360
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/28	145,000	159,959
5% 1/1/33	40,000	43,688
Ohio Hosp. Rev.:
Series 2016 A, 5% 1/15/41	30,000	30,470
Series 2021 A, 3% 1/15/46	50,000	36,609
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2019 A:
3.5% 9/1/34	5,000	4,775
4% 3/1/49	10,000	9,607
Ohio Parks & Recreation Cap. Facilities Series 2017 A, 5% 12/1/31	40,000	43,985
Ohio Spl. Oblig. (Trans. Bldg. Fund Proj.) Series 2015 A, 5% 4/1/29	40,000	41,875
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.):
Series 2005 A, 0% 2/15/43	30,000	11,859
Series 2013 A2, 0% 2/15/37	80,000	44,180
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
Series 2015 A, 5% 12/1/24	235,000	245,131
Series 2015 B, 5% 12/1/26	215,000	229,633
Series 2019 B, 5% 12/1/39	275,000	302,839
Series 2020 A, 5% 12/1/38	65,000	72,303
Southwest Licking Local School Series 2017 A, 3.375% 11/1/47	15,000	12,396
Willoughby-Eastlake City School District Series 2016, 4% 12/1/50	160,000	149,236
TOTAL OHIO		2,544,473
Oklahoma - 0.5%
Oklahoma Cap. Imp Auth. St Hwy. Series 2016, 4% 7/1/33	40,000	40,120
Oklahoma Dev. Fin. Auth. Lease Series 2016 D, 4% 6/1/36	200,000	202,646
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2016 A, 5% 1/1/47	10,000	10,342
Oklahoma Tpk. Auth. Tpk. Rev.:
Series 2017 C:
4% 1/1/42	30,000	29,218
5% 1/1/47	30,000	31,283
Series 2017 D, 5% 1/1/26	5,000	5,318
Series 2017 E, 4% 1/1/31	100,000	103,324
Univ. of Oklahoma Gen. Rev. Series 2015 C, 5% 7/1/36	5,000	5,188
TOTAL OKLAHOMA		427,439
Oregon - 0.6%
Beaverton School District Series 2022 A, 0% 6/15/39	200,000	94,115
Clackamas County School District No. 46:
Series 2009:
0% 6/15/32	50,000	34,469
0% 6/15/39	10,000	4,782
Series B, 0% 6/15/34	20,000	12,562
Deschutes & Jefferson Counties School District #2J Redmond Series 2008 B, 0% 6/15/26	10,000	8,956
Oregon Facilities Auth. Rev. (Univ. of Portland Proj.) Series 2015 A, 5% 4/1/45	35,000	35,442
Oregon Health and Science Univ. Spl. Rev.:
Series 2016 B, 5% 7/1/39	35,000	36,591
Series 2019 A, 5% 7/1/25	215,000	226,644
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A, 3% 5/15/49	65,000	46,310
Sherwood School District No. 88J Washington, Clackamas, and Yamhill Counties Gen. Oblig. Series 2018 A, 0% 6/15/48	255,000	73,800
TOTAL OREGON		573,671
Pennsylvania - 3.8%
Allegheny County Series C77, 5% 11/1/43	25,000	26,745
Allegheny County Hosp. Dev. Auth. Rev. Series 2018 A, 4% 4/1/38	30,000	28,938
Bristol School District Series 2013, 5% 6/1/40	30,000	30,217
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A, 5% 7/1/35	70,000	70,647
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2020 A, 4% 9/1/50	100,000	88,686
Chester County Indl. Dev. Auth. Rev. (Longwood Gardens, Inc. Proj.) Series 2021, 4% 12/1/46	110,000	101,221
Commonwealth Fing. Auth. Tobacco Series 2018, 4% 6/1/39 (Assured Guaranty Muni. Corp. Insured)	15,000	14,758
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A, 5% 1/1/32	10,000	11,084
Geisinger Auth. Health Sys. Rev. Series 2017 A2, 4% 2/15/39	100,000	96,805
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016 A, 5% 8/15/42	10,000	10,346
Lehigh County Gen. Purp. Hosp. Rev. Series 2015 A, 4.125% 7/1/40	90,000	86,942
Monroeville Fin. Auth. UPMC Rev. Series 2022 B, 4% 2/15/40	105,000	97,505
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2016 A, 3.125% 8/15/35	10,000	9,007
Pennsylvania Ctfs. Prtn. Series 2018 A, 4% 7/1/46	55,000	50,600
Pennsylvania Econ. Dev. Fing. Auth. Series 2017 A, 5% 11/15/28	85,000	92,575
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015:
4.125% 12/31/38 (b)	20,000	18,111
5% 12/31/28 (b)	40,000	41,047
Pennsylvania Gen. Oblig.:
Series 2015 1, 5% 8/15/23	5,000	5,064
Series 2015:
4% 8/15/34	25,000	25,331
5% 3/15/24	70,000	71,819
5% 8/15/32	60,000	62,797
Series 2016 2, 3% 9/15/36	15,000	13,367
Series 2016:
5% 9/15/23	35,000	35,512
5% 9/15/25	100,000	106,071
5% 9/15/27	10,000	10,769
Series 2021, 5% 5/15/31	60,000	68,988
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2015 A:
5% 9/1/39	135,000	137,517
5% 9/1/45	135,000	135,871
5.25% 9/1/50	50,000	50,564
Series 2016 C:
3% 8/15/41	35,000	27,534
5% 8/15/25	55,000	58,231
Pennsylvania Hsg. Fin. Agcy. Series 2021 134A, 1.85% 4/1/36	100,000	72,082
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2017 123B, 3.45% 10/1/32	15,000	14,519
Series 2017 125B, 3.65% 10/1/42	20,000	17,692
Pennsylvania Pub. School Bldg. Auth. School Rev. Series 2016 A, 5% 12/1/27	50,000	53,403
Pennsylvania Tpk. Commission Registration Fee Rev. Series 2005 A, 5.25% 7/15/23 (Assured Guaranty Muni. Corp. Insured)	35,000	35,426
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 B, 0% 12/1/41 (d)	20,000	17,189
Series 2014 A, 0% 12/1/39 (d)	35,000	34,263
Series 2014 C, 5% 12/1/44	50,000	50,773
Series 2016, 5% 6/1/36	50,000	52,031
Series 2017 2, 5% 12/1/30	10,000	10,798
Series 2017 A2:
5% 12/1/24	240,000	249,573
5% 12/1/28	115,000	126,604
Series 2017, 5% 12/1/40	10,000	10,349
Series 2019 A:
4% 12/1/49	100,000	89,643
4% 12/1/49 (Assured Guaranty Muni. Corp. Insured)	100,000	93,624
5% 12/1/34	30,000	33,267
5% 12/1/35	35,000	37,247
Series 2019, 5% 12/1/32	10,000	11,056
Philadelphia Arpt. Rev. Series 2020 A, 4% 7/1/38	60,000	58,717
Philadelphia Auth. for Indl. Dev.:
(The Children's Hosp. of Philadelphia Proj.) Series 2017, 4% 7/1/37	45,000	45,236
Series 2017 A, 4% 9/1/42	25,000	23,126
Philadelphia Gas Works Rev. Series 2017 15, 5% 8/1/42	150,000	153,682
Philadelphia Gen. Oblig.:
Series 2015 B, 5% 8/1/25	15,000	15,825
Series 2017 A, 5% 8/1/23	20,000	20,226
Philadelphia School District:
Series 2007 A, 5% 6/1/27 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,748
Series 2019 A, 5% 9/1/44	25,000	26,421
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series B, 0% 9/1/28 (FGIC Insured)	15,000	12,371
Pocono Mountains Indl. Park Auth. Series 2015 A, 4% 8/15/45	110,000	100,143
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/33	90,000	94,668
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2016, 3% 8/15/42	50,000	40,860
TOTAL PENNSYLVANIA		3,296,231
Pennsylvania, New Jersey - 0.1%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2017, 5% 7/1/36	65,000	69,815
Rhode Island - 0.2%
Rhode Island & Providence Plantations Series C, 3% 1/15/36	95,000	87,149
Rhode Island Gen. Oblig. Series 2021 E:
2% 8/1/38	70,000	50,012
2% 8/1/39	50,000	34,955
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016, 5% 5/15/24	20,000	20,295
TOTAL RHODE ISLAND		192,411
South Carolina - 0.6%
Brookland-Cayce School District No. 002 Series 2016, 3% 3/1/38	20,000	17,345
Lexington County School District #1 Series 2019 B, 2.25% 2/1/34	25,000	20,974
South Carolina Jobs-Econ. Dev. Auth. (SPE Fayssoux Properties, LLC Proj.) Series 2016 A, 3% 8/15/38	25,000	18,854
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 A, 5% 12/1/38	140,000	140,636
Series 2014 A, 5.5% 12/1/54	25,000	25,250
Series 2014 C:
5% 12/1/29	25,000	25,745
5% 12/1/36	25,000	25,336
Series 2015, 5% 12/1/23 (Escrowed to Maturity)	60,000	61,097
Series 2016 A:
3.25% 12/1/35	10,000	9,073
5% 12/1/30	80,000	84,140
Series A, 3% 12/1/41	20,000	15,582
South Carolina Trans. Infrastructure Bank Rev. Series 2017 A, 5% 10/1/38	45,000	47,562
TOTAL SOUTH CAROLINA		491,594
Tennessee - 0.8%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 3% 8/1/39	20,000	15,773
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/33	35,000	35,068
Knox County Health Edl. & Hsg. Facilities:
Series 2012 A, 5% 1/1/25	30,000	30,026
Series 2016 A, 4% 1/1/42	15,000	14,399
Series 2019, 4% 11/15/43	5,000	4,589
Memphis Gen. Oblig. Series 2021:
4% 5/1/46	50,000	47,240
5% 5/1/30	80,000	92,292
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 A:
4% 7/1/54	35,000	31,130
5% 7/1/54	140,000	143,566
New Memphis Arena Bldg. Auth. (City of Memphis Proj.) Series 2021, 0% 4/1/43	180,000	64,590
Tennessee Energy Acquisition Corp.:
Series 2006 A, 5.25% 9/1/26	20,000	20,653
Series 2006 B, 5.625% 9/1/26	50,000	52,331
Series 2006 C:
5% 2/1/24	15,000	15,097
5% 2/1/27	15,000	15,362
Tennessee Gen. Oblig. Series 2016 A, 5% 8/1/35	50,000	53,624
Tennessee Hsg. Dev. Agcy. Residential:
Series 2016 2B, 3.5% 1/1/47	50,000	49,585
Series 2020 1A, 2.4% 1/1/44	10,000	8,318
Tennessee School Board Auth. Series A, 5% 11/1/42	50,000	53,207
TOTAL TENNESSEE		746,850
Texas - 8.9%
Aldine Independent School District Series 2017 A, 5% 2/15/30	50,000	54,296
Alvin Independent School District:
Series 2019, 3.375% 2/15/40	15,000	13,496
Series 2020, 4% 2/15/48	100,000	94,084
Arlington Higher Ed. Fin. Corp. Series 2018, 4% 8/15/48	80,000	74,557
Austin Elec. Util. Sys. Rev. Series 2015 A, 5% 11/15/45	100,000	103,307
Austin Independent School District:
Series 2017, 4% 8/1/33	5,000	5,182
Series 2019, 4% 8/1/35	25,000	26,062
Bexar County Gen. Oblig. Series 2013 B, 5% 6/15/43 (Pre-Refunded to 6/15/23 @ 100)	15,000	15,137
Bexar County Hosp. District Series 2020, 3% 2/15/36	15,000	13,353
Bexar County Rev. Series 2015, 4% 8/15/51 (Pre-Refunded to 8/15/24 @ 100)	15,000	15,286
Central Reg'l. Mobility Auth.:
Series 2013, 5% 1/1/33 (Pre-Refunded to 1/1/23 @ 100)	60,000	60,000
Series 2016, 3.375% 1/1/41	45,000	37,323
City of Denton Series 2017, 4% 2/15/47	15,000	14,276
College of the Mainland Series 2019, 3.75% 8/15/49	50,000	43,198
Collin County Cmnty. College District Series 2018 A, 3.25% 8/15/33	40,000	39,855
Conroe Independent School District Series 2020 A, 2.25% 2/15/46	85,000	55,775
Cypress-Fairbanks Independent School District:
Series 2019, 5% 2/15/30	45,000	50,865
Series 2020 A, 3% 2/15/35	180,000	165,949
Dallas County Hosp. District Series 2019, 5% 8/15/30	75,000	82,543
Dallas Fort Worth Int'l. Arpt. Rev. Series 2014 A:
5% 11/1/31 (b)	250,000	252,173
5.25% 11/1/27 (b)	10,000	10,131
Dallas Independent School District Series 2019 B, 3% 2/15/37	20,000	17,892
Dallas Wtrwks. & Swr. Sys. Rev.:
Series 2018 C, 4% 10/1/43	100,000	98,635
Series 2020 C, 4% 10/1/49	75,000	71,364
Del Mar College District Series 2018 B, Series 2018 B, 4% 8/15/48	150,000	142,379
Denton Independent School District:
Series 2014, 5% 8/15/38 (Pre-Refunded to 8/15/24 @ 100)	60,000	62,036
Series 2015 A, 5% 8/15/45 (Pre-Refunded to 8/15/25 @ 100)	100,000	105,582
Eagle Mountain & Saginaw Independent School District Series 2019, 4% 8/15/50	20,000	18,850
Fort Bend Independent School District Series 2021 A, 2.3% 8/15/46	130,000	87,699
Frisco Independent School District:
Series 2017, 4% 8/15/35	30,000	30,573
Series 2019, 4% 8/15/39	35,000	34,596
Grand Parkway Trans. Corp.:
Series 2013:
0% 10/1/32 (d)	35,000	37,969
0% 10/1/48 (d)	70,000	73,092
Series 2018 A, 5% 10/1/37	40,000	42,708
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2019 A, 3% 10/1/39	55,000	47,189
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2017, 4% 11/15/37	55,000	54,486
Harris County Flood Cont. District Series 2017 A, 4% 10/1/38	200,000	202,153
Harris County Gen. Oblig. Series 2016 A, 5% 8/15/33	35,000	37,598
Harris County Hosp. District Rev. Series 2016, 3.25% 2/15/42	60,000	48,802
Harris County Toll Road Rev. Series 2021, 5% 8/15/24	95,000	98,448
Harris County-Houston Sports Auth. Rev.:
Series 2001 A, 0% 11/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	8,458
Series 2014:
0% 11/15/48 (Assured Guaranty Muni. Corp. Insured)	40,000	10,895
0% 11/15/49 (Assured Guaranty Muni. Corp. Insured)	35,000	9,031
Houston Arpt. Sys. Rev.:
Series 2018 D, 5% 7/1/38	20,000	21,201
Series 2021 A, 4% 7/1/41 (b)	110,000	101,046
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2001 B:
0% 9/1/23 (AMBAC Insured)	25,000	24,422
0% 9/1/33 (AMBAC Insured)	120,000	79,732
Houston Gen. Oblig. Series 2021 A, 3% 3/1/40	100,000	83,290
Houston Independent School District:
Series 2013 A, 5% 2/15/24	15,000	15,037
Series 2016 A, 5% 2/15/31	55,000	58,547
Series 2017:
5% 2/15/23	20,000	20,045
5% 2/15/27	30,000	32,721
Houston Util. Sys. Rev.:
Series 2014 D, 5% 11/15/27	85,000	88,365
Series 2017 B:
5% 11/15/24	175,000	182,446
5% 11/15/29	90,000	99,188
Houston Wtr. & Swr. Sys. Rev. Series 1998 A, 0% 12/1/27 (Escrowed to Maturity)	50,000	43,575
Humble Independent School District Series 2020 A, 2% 2/15/42	100,000	67,837
Katy Independent School District:
Series 2019, 4% 2/15/40	35,000	34,169
Series 2022, 4% 2/15/41	125,000	121,821
Keller Independent School District Series 2020, 4% 2/15/44	100,000	97,245
Lamar Consolidated Independent School District Series 2018, 4% 2/15/50	75,000	70,922
Leander Independent School District:
Series 2014 D, 0% 8/15/40 (Pre-Refunded to 8/15/24 @ 46.38)	70,000	30,961
Series 2016 A:
0% 8/16/44	130,000	49,601
0% 8/16/44 (Pre-Refunded to 8/16/26 @ 48.506)	10,000	4,353
Lone Star College Sys. Gen. Oblig. Series 2021 A, 4% 2/15/46	250,000	247,764
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2019, 5% 5/15/44	260,000	265,525
Series 2020 A, 5% 5/15/50	55,000	56,389
Matagorda County Navigation District No. 1 Poll. Cont. Rev.:
Series 2005 A, 4.4% 5/1/30 (AMBAC Insured)	10,000	10,267
Series 2005 B, 4.55% 5/1/30 (b)(c)	50,000	51,422
Midland County Fresh Wtr. Supply District (City of Midland Proj.) Series 2012 A:
0% 9/15/33 (Pre-Refunded to 9/15/27 @ 75.851)	150,000	97,067
0% 9/15/35 (Pre-Refunded to 9/15/27 @ 68.049)	50,000	29,028
North East Texas Reg'l. Mobility Auth. Series 2016 B, 5% 1/1/41	40,000	38,837
North Texas Tollway Auth. Rev.:
Series 2008 D:
0% 1/1/34 (Assured Guaranty Corp. Insured)	10,000	6,505
0% 1/1/35 (Assured Guaranty Corp. Insured)	190,000	116,815
0% 1/1/38 (Assured Guaranty Corp. Insured)	100,000	51,475
Series 2012 A, 0% 1/1/36 (Assured Guaranty Corp. Insured)	25,000	14,498
Series 2015 A, 5% 1/1/27	100,000	103,925
Series 2017 B:
4% 1/1/35 (Assured Guaranty Muni. Corp. Insured)	105,000	107,345
5% 1/1/25 (Pre-Refunded to 1/1/23 @ 100)	35,000	35,000
Series 2018:
4.25% 1/1/49	5,000	4,770
5% 1/1/48	70,000	72,046
Northside Independent School District Series 2019 A, 4% 8/15/36	190,000	192,429
Port of Houston Auth. Series 2021, 4% 10/1/39	115,000	112,981
San Antonio Elec. & Gas Sys. Rev.:
Series 2012, 5.25% 2/1/24	175,000	179,364
Series 2015:
5% 2/1/27	30,000	32,016
5% 2/1/32	45,000	47,771
Series 2019, 4% 2/1/28	90,000	94,917
San Antonio Independent School District Series 2019, 5% 8/15/30	20,000	22,439
San Jacinto Cmnty. College District Series 2019 A, 5% 2/15/44	20,000	21,481
Sherman Independent School District Series 2018 A, 5% 2/15/41	50,000	53,406
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2013 A, 4% 11/15/43 (Pre-Refunded to 5/15/23 @ 100)	50,000	50,180
Texas A&M Univ. Rev.:
Series 2017 E, 5% 5/15/35	50,000	53,934
Series 2021 A, 3% 5/15/37	115,000	99,871
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2020 A, 3% 3/1/50	35,000	25,404
Texas Gen. Oblig.:
Series 2014 A, 5% 10/1/23	15,000	15,230
Series 2014, 5% 4/1/44 (Pre-Refunded to 4/1/24 @ 100)	50,000	51,277
Series 2015 A, 5% 10/1/24	45,000	46,736
Series 2016 A, 5% 4/1/30	50,000	53,558
Series 2017 B, 5% 10/1/33	35,000	38,237
Series 2018 A, 5% 10/1/26	65,000	70,514
Series 2018 B, 5% 8/1/24	30,000	31,037
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A, 4% 12/31/31	65,000	64,763
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 A, 5% 12/31/32	55,000	57,924
(NTE Mobility Partners Segments 3 LLC Segment 3C Proj.) Series 2019, 5% 6/30/58 (b)	105,000	100,146
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series A, 0% 8/15/29 (AMBAC Insured)	15,000	11,947
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2015 C, 5% 8/15/25	65,000	66,713
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 10/15/47	60,000	62,865
Series 2018 A, 4% 10/15/37	10,000	10,108
Series 2018 B, 4% 10/15/34	5,000	5,187
Series 2019 A, 4% 10/15/49	160,000	152,727
Series 2020:
3% 10/15/34	10,000	9,555
5% 8/1/33	55,000	63,173
Tomball Independent School District Series 2018, 5% 2/15/41	125,000	132,973
Univ. of Houston Univ. Revs. Series 2016 A, 5% 2/15/24	50,000	51,170
Univ. of Texas Board of Regents Sys. Rev.:
Series 2016 A, 4% 8/15/42	65,000	63,435
Series 2016 J, 5% 8/15/26	20,000	21,685
Series 2017 B, 3.375% 8/15/44	15,000	12,799
Series 2019 A, 5% 8/15/31	15,000	17,082
Series 2021 A, 5% 8/15/31	165,000	195,046
Waco Independent School District Series 2022, 3% 8/15/40	235,000	203,070
Waller Independent School District Series 2020, 4% 2/15/50	15,000	14,144
TOTAL TEXAS		7,811,779
Utah - 0.9%
Salt Lake City Arpt. Rev. Series 2021 A, 4% 7/1/38 (b)	90,000	84,263
Salt Lake City Pub. Utils. Rev. Series 2020, 4% 2/1/44	100,000	98,078
Univ. of Utah Gen. Revs.:
Series 2017 A, 5% 8/1/29	20,000	21,984
Series 2020 A:
4% 8/1/39	65,000	65,015
5% 8/1/37	60,000	67,121
Series 2021 A1, 4% 8/1/41	80,000	77,831
Utah County Hosp. Rev. Series 2018 A, 5% 5/15/41	120,000	124,649
Utah Gen. Oblig. Series 2020, 5% 7/1/28	150,000	168,605
Utah Transit Auth. Sales Tax Rev.:
Series 2015 A:
5% 6/15/26 (Pre-Refunded to 6/15/25 @ 100)	10,000	10,577
5% 6/15/29 (Pre-Refunded to 6/15/25 @ 100)	20,000	21,154
Series 2016, 4% 12/15/29	25,000	26,015
TOTAL UTAH		765,292
Virginia - 2.2%
Commonwealth Trans. Board Grant Anticipation Rev.:
Series 2017 A, 5% 9/15/23	10,000	10,146
Series 2017, 5% 3/15/27	15,000	16,430
Fairfax County Econ. Dev. Auth.:
(Route 28 Proj.) Series 2016 A, 2.875% 4/1/35	45,000	40,572
Series 2016 A, 3% 4/1/36	155,000	137,335
Fairfax County Gen. Oblig. Series 2020 A, 5% 10/1/36	270,000	305,576
Fairfax County Indl. Dev. Auth.:
Series 2018 A, 5% 5/15/24	50,000	51,422
Series 2022, 5% 5/15/25	55,000	57,856
Henrico County Wtr. & Swr. Rev. Series 2016, 5% 5/1/46 (Pre-Refunded to 5/1/26 @ 100)	30,000	32,286
Lynchburg Econ. Dev.:
Series 2017 A, 4% 1/1/47	35,000	31,390
Series 2021, 3% 1/1/51	50,000	34,517
Richmond Gen. Oblig. Series 2019 A, 3% 7/15/34	40,000	38,342
Roanoke Econ. Dev. Authority. Bonds Series 2020 D, 5%, tender 7/1/30 (c)	30,000	33,471
Univ. of Virginia Gen. Rev. Series 2013 A, 4% 4/1/45	55,000	53,422
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College And Equip. Programs) Series 2017 E, 5% 2/1/25	125,000	130,795
(21st Century College and Equip. Progs.):
Series 2015 A, 5% 2/1/28 (Pre-Refunded to 2/1/25 @ 100)	10,000	10,470
Series 2017 E, 5% 2/1/24	45,000	46,057
Series 2019 C, 5% 2/1/30	45,000	50,805
Series 2017 A, 5% 2/1/24	60,000	61,409
Series 2019 C, 5% 2/1/25	65,000	68,013
Series 2022 A, 5% 2/1/26	100,000	107,045
Virginia Commonwealth Trans. Board Rev.:
Series 2014, 5% 5/15/28	50,000	51,428
Series 2017, 3% 5/15/36	125,000	113,437
Virginia Gen. Oblig. Series 2018 A, 3% 6/1/32	5,000	4,978
Virginia Port Auth. Port Facilities Rev. Series 2015 A, 5% 7/1/33 (Pre-Refunded to 7/1/25 @ 100) (b)	35,000	36,775
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2013 A, 3% 8/1/30	100,000	97,890
Series 2016 A, 3% 8/1/35	15,000	13,781
Series 2019 A, 5% 8/1/29	60,000	68,298
Virginia Small Bus. Fing. Auth.:
(Elizabeth River Crossings OPCO, LLC Proj.) Series 2022, 3% 1/1/41 (b)	50,000	37,871
Series 2014, 4% 10/1/38	5,000	5,001
Series 2020 A, 3.375% 1/1/51	80,000	56,683
Virginia St Pub. Bldg. Auth. Pubf Series 2022 A, 5% 8/1/31	80,000	93,850
TOTAL VIRGINIA		1,897,351
Washington - 3.8%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2016 S1:
5% 11/1/27	45,000	48,847
5% 11/1/35	65,000	69,480
Clark County School District #114, Evergreen Series 2019, 3% 12/1/38	20,000	17,446
Energy Northwest Elec. Rev.:
Series 2015 A, 5% 7/1/28	75,000	79,173
Series 2016 A, 5% 7/1/28	55,000	59,163
Series 2017 A, 5% 7/1/28	95,000	104,103
Series 2018 C, 5% 7/1/33	65,000	71,940
King County Gen. Oblig.:
Series 2015 E, 5% 12/1/29	45,000	47,984
Series 2021 A, 4% 1/1/26	50,000	52,002
King County Hsg. Auth. Rev. Series 2018, 3.5% 5/1/38	35,000	32,142
King County Pub. Hosp. District #2 Series 2020 A, 4% 12/1/45	120,000	112,088
King County School District #403 Series 2020 A, 4% 12/1/35	100,000	103,370
King County Swr. Rev. Series 2020 A, 4% 1/1/44	225,000	220,691
Port of Seattle Rev. Series 2018 B:
5% 5/1/24 (b)	75,000	76,457
5% 5/1/25 (b)	65,000	67,379
Seattle Muni. Lt. & Pwr. Rev.:
Series 2019 A, 5% 4/1/42	100,000	107,638
Series 2020 A, 5% 7/1/27	90,000	98,863
Series 2021 A, 4% 7/1/43	100,000	97,280
Seattle Wtr. Sys. Rev. Series 2015, 4% 5/1/45	50,000	48,775
Thurston & Pierce Counties Cmnty. Schools Series 2019, 4% 12/1/35	50,000	51,736
Univ. of Washington Univ. Revs. Series 2012 C, 3.25% 7/1/43	135,000	112,783
Washington Gen. Oblig.:
Series 2014 A, 5% 8/1/26	10,000	10,125
Series 2014 B:
5% 8/1/29	25,000	25,307
5% 8/1/31	55,000	55,634
Series 2014 E, 5% 2/1/32	90,000	91,970
Series 2015 B, 5% 2/1/28	40,000	41,813
Series 2015 G, 5% 7/1/26	100,000	104,365
Series 2015 H:
5% 7/1/26	25,000	26,091
5% 7/1/29	15,000	15,637
Series 2016 B, 5% 7/1/32	50,000	52,973
Series 2016 C, 5% 2/1/35	30,000	31,649
Series 2018 D, 5% 8/1/28	30,000	32,937
Series 2020 A, 5% 1/1/26	20,000	21,373
Series 2020 E, 5% 6/1/45	55,000	58,565
Series 2021 A:
5% 8/1/29	75,000	85,713
5% 2/1/31	100,000	116,880
5% 8/1/43	175,000	188,730
Series 2021 C, 5% 2/1/28	170,000	189,168
Series R 2015 C, 5% 7/1/27	25,000	26,091
Washington Health Care Facilities Auth. Rev.:
Series 2012 A:
4% 10/1/34	115,000	113,104
5% 10/1/38	5,000	5,070
Series 2014 C, 4% 10/1/44	55,000	50,392
Series 2015 B, 5% 8/15/24	20,000	20,668
Series 2017 B, 3.5% 8/15/38	70,000	62,896
Series 2020, 4% 9/1/50	115,000	101,778
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	40,000	28,303
(Seattle Pacific Univ. Proj.) Series 2020 A, 5% 10/1/42	75,000	75,534
Washington State Univ. Hsg. and Dining Sys. Rev. Series 2015, 5% 4/1/40	35,000	36,117
TOTAL WASHINGTON		3,348,223
West Virginia - 0.2%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 3% 6/1/33	20,000	18,643
West Virginia Parkways Auth. Series 2021, 4% 6/1/51	145,000	130,017
TOTAL WEST VIRGINIA		148,660
Wisconsin - 0.7%
Milwaukee Gen. Oblig. Series 2016 B3, 3% 3/1/31	50,000	48,420
Pub. Fin. Auth. Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2016 A, 3% 6/1/36	5,000	4,383
Pub. Fin. Auth. Lease Dev. Rev. (KU Campus Dev. Corp. Central District Dev. Proj.) Series 2016, 5% 3/1/29	40,000	42,304
Roseman Univ. of Health (Fargo-Moorhead Metropolitan Area Flood Risk Mgmt. Proj.) Series 2021, 4% 3/31/56 (b)	5,000	3,760
Wisconsin Envir. Impt. Fund Rev. Series 2017, 5% 6/1/29	65,000	68,333
Wisconsin Gen. Oblig.:
Series 1, 5% 11/1/26	40,000	43,541
Series 2015 1, 5% 5/1/25	70,000	73,766
Series 2016 2, 5% 11/1/29	65,000	70,039
Series 2017 2, 5% 11/1/25	65,000	69,290
Series 3, 5% 11/1/31	25,000	27,404
Series A, 4% 5/1/27	20,000	20,848
Wisconsin Health & Edl. Facilities:
Series 2014 A, 5% 11/15/25	10,000	10,376
Series 2016 A:
3.125% 11/15/36 (Pre-Refunded to 5/15/26 @ 100)	50,000	50,642
3.5% 2/15/46	20,000	16,166
Series 2017 A, 5% 4/1/28	5,000	5,397
Wisconsin Hsg. & Econ. Dev. Auth. Series 2017 A, 2.69% 7/1/47	9,856	9,305
Wisconsin St Gen. Fund Annual Appropriation Series 2017 B, 5% 5/1/36	35,000	36,889
Wisconsin Trans. Rev. Series 2017 1, 5% 7/1/28	10,000	11,018
TOTAL WISCONSIN		611,881
Wyoming - 0.0%
Campbell County Solid Waste Facilities Rev. Series 2019 A, 3.625% 7/15/39	30,000	26,204
TOTAL MUNICIPAL BONDS (Cost $92,047,458)		87,082,460

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $92,047,458)	87,082,460
NET OTHER ASSETS (LIABILITIES) - 0.7%	573,160
NET ASSETS - 100.0%	87,655,620

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.72%	2,705,986	13,580,009	16,286,000	7,101	-	5	-	0.0%
Total	2,705,986	13,580,009	16,286,000	7,101	-	5	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	87,082,460	-	87,082,460	-
Total Investments in Securities:	87,082,460	-	87,082,460	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		December 31, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $92,047,458):		$87,082,460
Cash		105,674
Receivable for fund shares sold		80,602
Interest receivable		1,063,647
Distributions receivable from Fidelity Central Funds		640
Prepaid expenses		89
Receivable from investment adviser for expense reductions		7,068
Other receivables		51
Total assets		88,340,231
Liabilities
Payable for fund shares redeemed	$458,485
Distributions payable	191,028
Accrued management fee	3,708
Other payables and accrued expenses	31,390
Total Liabilities		684,611
Net Assets		$87,655,620
Net Assets consist of:
Paid in capital		$94,835,637
Total accumulated earnings (loss)		(7,180,017)
Net Assets		$87,655,620
Net Asset Value , offering price and redemption price per share ($87,655,620 ÷ 4,830,770 shares)		$18.15

Statement of Operations
		Six months ended December 31, 2022 (Unaudited)
Investment Income
Interest		$1,149,222
Income from Fidelity Central Funds		7,101
Total Income		1,156,323
Expenses
Management fee	$22,129
Custodian fees and expenses	852
Independent trustees' fees and expenses	147
Registration fees	24,382
Audit	31,252
Legal	111
Miscellaneous	242
Total expenses before reductions	79,115
Expense reductions	(47,962)
Total expenses after reductions		31,153
Net Investment income (loss)		1,125,170
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(487,768)
Total net realized gain (loss)		(487,768)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(453,095)
Fidelity Central Funds	5
Total change in net unrealized appreciation (depreciation)		(453,090)
Net gain (loss)		(940,858)
Net increase (decrease) in net assets resulting from operations		$184,312
Statement of Changes in Net Assets

	Six months ended December 31, 2022 (Unaudited)	Year ended June 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,125,170	$1,372,277
Net realized gain (loss)	(487,768)	(1,706,162)
Change in net unrealized appreciation (depreciation)	(453,090)	(6,693,071)
Net increase (decrease) in net assets resulting from operations	184,312	(7,026,956)
Distributions to shareholders	(1,110,671)	(1,365,882)
Share transactions
Proceeds from sales of shares	116,087,471	198,120,579
Reinvestment of distributions	118	6,754
Cost of shares redeemed	(113,761,588)	(193,632,934)
Net increase (decrease) in net assets resulting from share transactions	2,326,001	4,494,399
Total increase (decrease) in net assets	1,399,642	(3,898,439)

Net Assets
Beginning of period	86,255,978	90,154,417
End of period	$87,655,620	$86,255,978

Other Information
Shares
Sold	6,543,869	10,403,744
Issued in reinvestment of distributions	7	327
Redeemed	(6,418,841)	(10,063,538)
Net increase (decrease)	125,035	340,533

Financial Highlights
Fidelity® SAI Municipal Bond Index Fund

	Six months ended (Unaudited) December 31, 2022	Years ended June 30, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$18.33	$20.65	$20.26	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.230	.330	.314	.333
Net realized and unrealized gain (loss)	(.183)	(2.320)	.391	.254
Total from investment operations	.047	(1.990)	.705	.587
Distributions from net investment income	(.227)	(.330)	(.315)	(.327)
Total distributions	(.227)	(.330)	(.315)	(.327)
Net asset value, end of period	$18.15	$18.33	$20.65	$20.26
Total Return D,E	.27%	(9.74)%	3.50%	2.96%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.18% H	.20%	.17%	.45% H
Expenses net of fee waivers, if any	.07% H	.07%	.07%	.07% H
Expenses net of all reductions	.07% H	.07%	.07%	.07% H
Net investment income (loss)	2.52% H	1.65%	1.53%	1.72% H
Supplemental Data
Net assets, end of period (000 omitted)	$87,656	$86,256	$90,154	$54,824
Portfolio turnover rate I	23% H	59%	13%	8% H

A For the period July 11, 2019 (commencement of operations) through June 30, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended December 31, 2022

1. Organization.
Fidelity SAI Municipal Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$266,666
Gross unrealized depreciation	(5,195,469)
Net unrealized appreciation (depreciation)	$(4,928,803)
Tax cost	$92,011,263

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(738,073)
Long-term	(1,011,497)
Total capital loss carryforward	$(1,749,570)

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Municipal Bond Index Fund	14,515,708	10,128,990

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .05% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Municipal Bond Index Fund	$69

7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .07% of average net assets.   This reimbursement will remain in place through October 31, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $47,750.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $96 and $116, respectively.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period- C July 1, 2022 to December 31, 2022

Fidelity® SAI Municipal Bond Index Fund	.07%
Actual		$ 1,000	$ 1,002.70	$ .35
Hypothetical- B		$ 1,000	$ 1,024.85	$ .36

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Municipal Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.
In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided . The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track . The Board also periodically considers the fund's tracking error versus its benchmark index.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and its benchmark index for the most recent one-year period. No performance peer group information was considered by the Board as Fidelity advised the Board that the peer group, which is created by a third-party provider, includes a number of actively-managed funds. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total net expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for 2021.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.07% through October 31, 2023.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.9894030.103
MBX-SANN-0323

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 21, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 21, 2023